Registration No. 333-80535

811-08904

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 24	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 162	☒

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number: (212) 576-7000

Richard P. Bowman, Esq.

New York Life Insurance and Annuity Corporation

1 Rockwood Road

Sleepy Hollow, New York 10591

(Name and Address of Agent for Service)

Copy to:

Chip Lunde, Esq.	Thomas F. English, Esq.
Carlton Fields Jorden Burt 1025 Thomas Jefferson Street, NW Suite 400 East	Senior Vice President, Deputy General Counsel and Chief Insurance Counsel
Washington, DC 20007-5208	New York Life Insurance Company
51 Madison Avenue
New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485.
☐	on (date) pursuant to paragraph (a)(i) of 485.
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title of securities being registered: Units of interest in a separate account under variable annuity contracts.

PROSPECTUS Dated May 1, 2017

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies. Policies investing in NYLIAC Variable Annuity Separate Account-I and NYLIAC Variable Annuity Separate Account II were policies that NYLIAC offered for sale prior to October 1, 1999. Prior to May 9, 2002, these policies continued to be offered where policies investing in NYLIAC Variable Annuity Separate Account III were not yet available. Policies investing in NYLIAC Variable Annuity Separate Account-III were policies that NYLIAC offered for sale prior to July 16, 2012. New York Life Insurance and Annuity Corporation (“NYLIAC”) issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or penalty tax), a choice of when Income Payments commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.

You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by the current prospectuses for the Eligible Portfolios of the Funds in which the Investment Divisions invest (the “Funds” and each individually, a “Fund”). Please contact us at (800) 598-2019, or contact your registered representative, if you do not have the accompanying book of underlying fund prospectuses.

To learn more about the policies you can obtain a copy of the Statement of Additional Information (“SAI”), dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

The policies involve risks, including potential loss of principal invested. The policies are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.

Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the Investment Divisions listed below. You may also allocate your premium payments to an Asset Allocation Model.

• MainStay VP Absolute Return Multi-Strategy — Service Class

• MainStay VP Balanced — Service Class

• MainStay VP Bond

• MainStay VP Common Stock

• MainStay VP Conservative Allocation — Service Class

• MainStay VP Convertible

• MainStay VP Cornerstone Growth

• MainStay VP Cushing® Renaissance Advantage — Service Class

• MainStay VP Eagle Small Cap Growth

• MainStay VP Emerging Markets Equity

• MainStay VP Epoch U.S. Equity Yield*

• MainStay VP Epoch U.S. Small Cap

• MainStay VP Floating Rate — Service Class

• MainStay VP Government

• MainStay VP Growth Allocation — Service Class

• MainStay VP High Yield Corporate Bond

• MainStay VP Income Builder

• MainStay VP Indexed Bond — Service Class

• MainStay VP U.S. Government Money Market — Initial Class

• MainStay VP Unconstrained Bond — Service Class

• MainStay VP VanEck Global Hard Assets — Initial Class

• American Funds IS® Global Small Capitalization Fund — Class 4

• American Funds IS® New World Fund® — Class 4

• BlackRock® Global Allocation V.I. Fund — Class III

• BlackRock® High Yield V.I. Fund — Class III

• ClearBridge Variable Appreciation Portfolio — Class II

• Columbia Variable Portfolio — Commodity Strategy Fund — Class 2

• Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2

• Columbia Variable Portfolio — Small Cap Value Fund — Class 2

• Deutsche Alternative Asset Allocation VIP — Class B

• Dreyfus IP Technology Growth Portfolio

• Fidelity® VIP Contrafund® Portfolio

• Fidelity® VIP Equity-Income Portfolio

• Fidelity® VIP Growth Opportunities Portfolio — Service Class 2

• Fidelity® VIP Mid Cap Portfolio — Service Class 2

• Invesco V.I. American Value Fund — Series II Shares

• MainStay VP International Equity

• MainStay VP Janus Balanced

• MainStay VP Large Cap Growth

• MainStay VP MFS® Utilities — Service Class

• MainStay VP Mid Cap Core

• MainStay VP Moderate Allocation — Service Class

• MainStay VP Moderate Growth Allocation — Service Class

• MainStay VP PIMCO Real Return — Service Class

• MainStay VP S&P 500 Index

• MainStay VP Small Cap Core — Service Class

• MainStay VP T. Rowe Price Equity Income

• Invesco V.I. International Growth Fund — Series II Shares

• Janus Aspen Global Research Portfolio

• MFS® International Value Portfolio — Service Class

• MFS® Investors Trust Series

• MFS® Research Series

• Morgan Stanley VIF U.S. Real Estate Portfolio — Class II**

• Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

• PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class

• PIMCO VIT Low Duration Portfolio — Advisor Class

• PIMCO VIT Total Return Portfolio — Advisor Class

• Victory VIF Diversified Stock Fund — Class A Shares

*	Formerly known as MainStay VP ICAP Select Equity
**	Formerly known as UIF U.S. Real Estate

Asset Allocation Models

Aggressive	Moderately Aggressive

30% MainStay VP Growth Allocation

10% Fidelity® VIP Contrafund® Portfolio

10% MainStay VP Unconstrained Bond

  8% American Funds IS® New World Fund®

  7% MFS® Investors Trust Series

  7% Invesco V.I. International Growth Fund

  6% MainStay VP Common Stock

  5% MainStay VP Absolute Return Multi-Strategy

  5% Neuberger Berman AMT Mid Cap Growth Portfolio

  5% Deutsche Alternative Asset Allocation VIP

  4% MainStay VP International Equity

  3% American Funds IS® Global Small Capitalization Fund

30% MainStay VP Growth Allocation

10% Fidelity® VIP Contrafund® Portfolio

10% MainStay VP Unconstrained Bond

  6% MainStay VP Absolute Return Multi-Strategy

  6% MFS® Investors Trust Series

  5% MainStay VP High Yield Corporate Bond

  5% PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)

  5% PIMCO VIT Total Return Portfolio

  4% Deutsche Alternative Asset Allocation VIP

  4% Invesco V.I. International Growth Fund

  4% MainStay VP Common Stock

  3% American Funds IS® New World Fund®

  3% Neuberger Berman AMT Mid Cap Growth Portfolio

  2% PIMCO VIT Low Duration Portfolio

  2% Columbia Variable Portfolio — Emerging Markets Bond

  1% MainStay VP PIMCO Real Return

Moderate	Moderately Conservative

30% MainStay VP Moderate Growth Allocation

15% MainStay VP Unconstrained Bond

  7% Fidelity® VIP Contrafund® Portfolio

  7% MainStay VP Absolute Return Multi-Strategy

  6% PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)

  6% PIMCO VIT Total Return Portfolio

  5% BlackRock® Global Allocation V.I. Fund

  4% Invesco V.I. International Growth Fund

  4% MainStay VP High Yield Corporate Bond

  3% Deutsche Alternative Asset Allocation VIP

  3% PIMCO VIT Low Duration Portfolio

  3% MFS® Investors Trust Series

  2% American Funds IS® New World Fund®

  2% MainStay VP PIMCO Real Return

  2% Neuberger Berman AMT Mid Cap Growth Portfolio

  1% Columbia Variable Portfolio — Emerging Markets Bond

30% MainStay VP Moderate Allocation

20% MainStay VP Unconstrained Bond

  8% MainStay VP Absolute Return Multi-Strategy

  8% PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)

  8% PIMCO VIT Total Return Portfolio

  5% Fidelity® VIP Contrafund® Portfolio

  5% BlackRock® Global Allocation V.I. Fund

  4% MainStay VP High Yield Corporate Bond

  4% PIMCO VIT Low Duration Portfolio

  2% Deutsche Alternative Asset Allocation VIP

  2% Invesco V.I. International Growth Fund

  2% MainStay VP PIMCO Real Return

  1% American Funds IS® New World Fund®

  1% Neuberger Berman AMT Mid Cap Growth Portfolio

Conservative

30% MainStay VP Unconstrained Bond

20% MainStay VP Conservative Allocation

12% PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)

12% PIMCO VIT Total Return Portfolio

  9% MainStay VP Absolute Return Multi-Strategy

  5% BlackRock® Global Allocation V.I. Fund

  5% PIMCO VIT Low Duration Portfolio

  4% MainStay VP High Yield Corporate Bond

  2% MainStay VP PIMCO Real Return

  1% Deutsche Alternative Asset Allocation VIP

Please be advised that each Asset Allocation Model is designed to achieve a different investment objective and takes into consideration risk tolerance and time horizon. (For more information, see “NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT – Asset Allocation Models”.)

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. Please refer to the Examples Section of this prospectus for the corresponding Investment Division with the highest portfolio company fees and expenses available to you. If you purchased your policy on or after June 2, 2003, you may allocate your Accumulation Value only to the Service Class of the following Eligible Portfolios of the MainStay VP Funds Trust: MainStay VP Bond, MainStay VP Common Stock, MainStay VP Convertible, MainStay VP Cornerstone Growth, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Equity Yield, MainStay VP Epoch U.S. Small Cap, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Income Builder, MainStay VP International Equity, MainStay VP Janus Balanced, MainStay VP Large Cap Growth, MainStay VP Mid Cap Core, MainStay VP S&P 500 Index and MainStay VP T. Rowe Price Equity Income. The initial class of those Eligible Portfolios is available for allocation only for policies purchased before June 2, 2003.

We do not guarantee the investment performance of the Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

This Prospectus is not considered an offering in any state where the sale of this policy cannot lawfully be made. We do not authorize any information or representations regarding the offering other than as described in this Prospectus or in any accompanying supplement to this Prospectus or in any authorized supplemental sales material.

DEFINITIONS

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

Accumulation Value—The sum of the Variable Accumulation Value and the Fixed Account Accumulation Value, of a policy.

Allocation Options—The Investment Divisions of the Separate Account, any Asset Allocation Model, and the Fixed Account.

Annuitant—The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy.

Asset Allocation Model—A model portfolio comprised of Investment Divisions of the Separate Account. The model portfolio is designed by New York Life Investment Management LLC (“New York Life Investments”) and based primarily on investment risk.

Beneficiary—The person or entity having the right to receive the death benefit proceeds set forth in the policy and who is the “designated beneficiary” for purposes of Section 72 of the Code (as defined below) in the event of the Annuitant’s or the policyowner’s death.

Business Day—Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.

Code—The Internal Revenue Code of 1986, as amended.

Eligible Portfolios (“Portfolios”)—The mutual fund portfolios of the funds that are available for investment through the Investment Divisions of the Separate Account.

Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Fixed Account is supported by assets in NYLIAC’s general account, which are subject to the claims of our general creditors.

Fixed Account Accumulation Value—The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges and rider charges assessed on and deducted from the Fixed Account.

Fund—An open-end management investment company.

General Office—A New York Life field office.

Good Order—We consider a transaction to be in “Good Order” if it complies generally with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. We may delay or reject a request if it is not in Good Order. Good Order generally means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. We may, in our sole discretion, determine whether any particular request is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.

Income Payments—Periodic payments NYLIAC makes after the Annuity Commencement Date.

Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

Non-Qualified Policies—Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the addresses listed in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Flexible Premium Variable Annuity.”

Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.

Policy Data Page—Page 2 of the policy, which contains the policy specifications.

Policy Date—The date from which we measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

Qualified Policies—Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

Separate Accounts—NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Accounts’ Investment Divisions, in turn, purchase shares of Eligible Portfolios.

Suitability Standards—The criteria used to evaluate whether a recommended transaction, relating to your policy, is suitable for the policyowner.

Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

Policyowner Transaction Expenses

	Separate Accounts I and II	Separate Account III
Guaranteed maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Current maximum Surrender Charge as a percentage of the amount withdrawn.[1]	7.00%	7.00%
Current and guaranteed maximum Transfer Fee for each transfer over 12 in a Policy Year (currently no charge for the first 12 transfers in a Policy Year).	$30	$30

[1]

The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

Periodic Charges Other Than Fund Company Charges

	Separate Accounts I and II	Separate Account III
Annual Policy Service Charge	Lesser of $30 or 2% of the Accumulation Value for policies with less than $10,000 of Accumulation Value.	$30 for policies with less than $20,000 of Accumulation Value.
Current and guaranteed maximum Separate Account Annual Expenses Charge (calculated as an annualized percentage of the daily average Variable Accumulation Value, including mortality and expense risk and administrative fees).	1.30%	1.40%

Optional Rider Charges: Enhanced Beneficiary Benefit Rider

Guaranteed maximum Enhanced Beneficiary Benefit Rider Charge (calculated as an annualized percentage of the policy’s Accumulation Value, deducted on a quarterly basis).	N/A	1.00%
Current Enhanced Beneficiary Benefit Rider Charge	N/A	0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses(#)

	Minimum	Maximum
For policies purchased on and after June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2016.	0.44%	2.66%
For policies purchased prior to June 2, 2003: Expenses that are deducted from the Eligible Portfolio assets, including management fees, 12b-1 fees, administration fees and other expenses as of December 31, 2016.	0.28%	2.66%

(#)	Shown as a percentage of average net assets for the fiscal year ended December 31, 2016. The Fund or its agents provided the fees and charges that are based on 2016 expenses, unless otherwise indicated. For Funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.

Annual Portfolio Company Operating Expenses(#)

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Balanced — Service Class	0.70%	0.25%	0.06%	0.03%	1.04%	(—)	1.04%
MainStay VP Conservative Allocation — Service Class	0.00%	0.25%	0.03%	0.90%	1.18%	(—)	1.18%
MainStay VP Emerging Markets Equity — Service Class	1.05%	0.25%	0.25%	0.06%	1.61%	(—)	1.61%
MainStay VP Emerging Markets Equity — Initial Class	1.05%	0.00%	0.25%	0.06%	1.36%	(—)	1.36%
MainStay VP Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.15%	1.43%	(—)	1.43%
MainStay VP Mid Cap Core — Service Class	0.85%	0.25%	0.04%	0.01%	1.15%	(0.03%)	1.12	%(g)
MainStay VP Mid Cap Core — Initial Class	0.85%	0.00%	0.04%	0.01%	0.90%	(0.03%)	0.87	%(g)
MainStay VP Moderate Allocation — Service Class	0.00%	0.25%	0.03%	0.99%	1.27%	(—)	1.27%
MainStay VP Moderate Growth Allocation — Service Class	0.00%	0.25%	0.03%	1.08%	1.36%	(—)	1.36%
MainStay VP Small Cap Core — Service Class	0.85%	0.25%	0.15%	0.03%	1.28%	(—)	1.28	%(n)
BlackRock® High Yield V.I. Fund — Class III	0.52%	0.25%	0.23%	0.01%	1.01%	(0.08%)	0.93	%(d)
Deutsche Alternative Asset Allocation VIP — Class B	0.33%	0.25%	0.27%	1.08%	1.93%	(0.32%)	1.61	%(h)
Fidelity® VIP Equity-Income Portfolio — Service Class 2	0.45%	0.25%	0.09%	0.05%	0.84%	(—)	0.84%
Fidelity® VIP Equity-Income Portfolio — Initial Class	0.45%	0.00%	0.09%	0.05%	0.59%	(—)	0.59%
Invesco V.I. American Value Fund — Series II Shares	0.72%	0.25%	0.22%	0.06%	1.25%	(—)	1.25%
Invesco V.I. International Growth Fund — Series II Shares	0.71%	0.25%	0.21%	0.01%	1.18%	(0.01%)	1.17	%(e)

Please refer to the applicable fund prospectus for additional information.

(#)	Shown as a percentage of average net assets for the fiscal year ended December 31, 2016, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2016 expenses. For funds that are not affiliated with NYLIAC, we have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Absolute Return Multi-Strategy — Service Class	1.25%	0.25%	1.16%	2.66%	(0.05%)	2.61	%(a)
MainStay VP Bond — Service Class	0.49%	0.25%	0.04%	0.78%	(—)	0.78%
MainStay VP Bond — Initial Class	0.49%	0.00%	0.04%	0.53%	(—)	0.53%
MainStay VP Common Stock — Service Class	0.54%	0.25%	0.05%	0.84%	(—)	0.84%

Fund	Management Fees(¶)		Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Common Stock — Initial Class	0.54%		0.00%	0.05%	0.59%	(—)	0.59%
MainStay VP Convertible — Service Class	0.59%		0.25%	0.05%	0.89%	(—)	0.89%
MainStay VP Convertible — Initial Class	0.59%		0.00%	0.05%	0.64%	(—)	0.64%
MainStay VP Cornerstone Growth — Service Class	0.70%		0.25%	0.07%	1.02%	(—)	1.02%
MainStay VP Cornerstone Growth — Initial Class	0.70%		0.00%	0.07%	0.77%	(—)	0.77%
MainStay VP Cushing Renaissance Advantage — Service Class	1.25%		0.25%	0.13%	1.63%	(—)	1.63%
MainStay VP Eagle Small Cap Growth — Service Class	0.81	%(i)	0.25%	0.05%	1.11%	(—)	1.11%
MainStay VP Eagle Small Cap Growth — Initial Class*	0.81	%(i)	0.00%	0.05%	0.86%	(—)	0.86%
MainStay VP Epoch U.S. Equity Yield — Service Class	0.69%		0.25%	0.03%	0.97%	(—)	0.97%
MainStay VP Epoch U.S. Equity Yield — Initial Class	0.69%		0.00%	0.03%	0.72%	(—)	0.72%
MainStay VP Epoch U.S. Small Cap — Service Class	0.77%		0.25%	0.04%	1.06%	(—)	1.06%
MainStay VP Epoch U.S. Small Cap — Initial Class	0.77%		0.00%	0.04%	0.81%	(—)	0.81%
MainStay VP Floating Rate — Service Class	0.60%		0.25%	0.06%	0.91%	(—)	0.91%
MainStay VP Government — Service Class	0.50%		0.25%	0.06%	0.81%	(—)	0.81%
MainStay VP Government — Initial Class	0.50%		0.00%	0.06%	0.56%	(—)	0.56%
MainStay VP High Yield Corporate Bond — Service Class	0.56%		0.25%	0.03%	0.84%	(—)	0.84%
MainStay VP High Yield Corporate Bond — Initial Class	0.56%		0.00%	0.03%	0.59%	(—)	0.59%
MainStay VP Income Builder — Service Class	0.57%		0.25%	0.06%	0.88%	(—)	0.88%
MainStay VP Income Builder — Initial Class	0.57%		0.00%	0.06%	0.63%	(—)	0.63%
MainStay VP Indexed Bond — Service Class	0.25%		0.25%	0.12%	0.62%	(—)	0.62%
MainStay VP International Equity — Service Class	0.89%		0.25%	0.07%	1.21%	(—)	1.21%
MainStay VP International Equity — Initial Class	0.89%		0.00%	0.07%	0.96%	(—)	0.96%
MainStay VP Janus Balanced — Service Class	0.55	%(j)	0.25%	0.04%	0.84%	(—)	0.84%
MainStay VP Janus Balanced — Initial Class*	0.55	%(j)	0.00%	0.04%	0.59%	(—)	0.59%
MainStay VP Large Cap Growth — Service Class	0.74%		0.25%	0.03%	1.02%	(—)	1.02	%(b)
MainStay VP Large Cap Growth — Initial Class	0.74%		0.00%	0.03%	0.77%	(—)	0.77	%(b)
MainStay VP MFS® Utilities — Service Class	0.72%		0.25%	0.05%	1.02%	(—)	1.02%
MainStay VP PIMCO Real Return — Service Class	0.50%		0.25%	0.42%	1.17%	(—)	1.17%
MainStay VP S&P 500 Index — Service Class	0.24%		0.25%	0.04%	0.53%	(—)	0.53%
MainStay VP S&P 500 Index — Initial Class	0.24%		0.00%	0.04%	0.28%	(—)	0.28%
MainStay VP T. Rowe Price Equity Income — Service Class	0.74%		0.25%	0.04%	1.03%	(—)	1.03%
MainStay VP T. Rowe Price Equity Income — Initial Class	0.74%		0.00%	0.04%	0.78%	(—)	0.78%

Fund	Management Fees(¶)	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expense(#)	Fee Waiver And/Or Expense Reimbursement		Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP U.S. Government Money Market — Initial Class	0.39%	0.00%	0.05%	0.44%	(—)		0.44%
MainStay VP Unconstrained Bond — Service Class	0.58%	0.25%	0.14%	0.97%	(—)		0.97%
MainStay VP VanEck Global Hard Assets — Initial Class	0.89%	0.00%	0.05%	0.94%	(—)		0.94%
American Funds IS® Global Small Capitalization Fund — Class 4	0.70%	0.25%	0.29%	1.24%	(—)		1.24%
American Funds IS® New World Fund® — Class 4	0.72%	0.25%	0.31%	1.28%	(—)		1.28%
BlackRock® Global Allocation V.I. Fund — Class III	0.63%	0.25%	0.24%	1.12%	(0.13%)		0.99	%(c)
ClearBridge Variable Appreciation Portfolio — Class II	0.70%	0.25%	0.05%	1.00%	(—)		1.00%
Columbia Variable Portfolio — Commodity Strategy Fund — Class 2	0.63%	0.25%	0.11%	0.99%	(—)		0.99%
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2	0.60%	0.25%	0.15%	1.00%	(—)		1.00%
Columbia Variable Portfolio — Small Cap Value Fund — Class 2	0.87%	0.25%	0.11%	1.23%	(—)		1.23%
Dreyfus IP Technology Growth Portfolio — Service Shares	0.75%	0.25%	0.08%	1.08%	(—)		1.08%
Dreyfus IP Technology Growth Portfolio — Initial Shares	0.75%	0.00%	0.08%	0.83%	(—)		0.83%
Fidelity® VIP Contrafund® Portfolio — Service Class 2	0.55%	0.25%	0.08%	0.88%	(—)		0.88%
Fidelity® VIP Contrafund® Portfolio — Initial Class	0.55%	0.00%	0.08%	0.63%	(—)		0.63%
Fidelity® VIP Growth Opportunities Portfolio — Service Class 2	0.55%	0.25%	0.13%	0.93%	(—)		0.93%
Fidelity® VIP Mid Cap Portfolio — Service Class 2	0.55%	0.25%	0.08%	0.88%	(—)		0.88%
Janus Aspen Global Research Portfolio — Service Shares	0.56%	0.25%	0.11%	0.92%	(—)		0.92%
Janus Aspen Global Research Portfolio — Institutional Shares	0.56%	0.00%	0.11%	0.67%	(—)		0.67%
MFS® International Value Portfolio — Service Class	0.87%	0.25%	0.04%	1.16%	(0.01	%)(k)	1.15%
MFS® Investors Trust Series — Service Class	0.75%	0.25%	0.06%	1.06%	(0.02	%)(l)	1.04%
MFS® Investors Trust Series — Initial Class	0.75%	0.00%	0.06%	0.81%	(0.02	%)(l)	0.79%
MFS® Research Series — Service Class	0.75%	0.25%	0.07%	1.07%	(0.02	%)(m)	1.05%
MFS® Research Series — Initial Class	0.75%	0.00%	0.07%	0.82%	(0.02	%)(m)	0.80%
Morgan Stanley VIF U.S. Real Estate Portfolio — Class II	0.80%	0.25%	0.26%	1.31%	(0.11%)		1.20	%(f)
Neuberger Berman AMT Mid Cap Growth Portfolio — Class S	0.84%	0.25%	0.16%	1.25%	(—)		1.25%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	0.75%	0.25%	0.03%	1.03%	(—)		1.03%
PIMCO VIT Low Duration Portfolio — Advisor Class	0.50%	0.25%	0.00%	0.75%	(—)		0.75%
PIMCO VIT Total Return Portfolio — Advisor Class	0.50%	0.25%	0.01%	0.76%	(—)		0.76%
Victory VIF Diversified Stock Fund — Class A Shares	0.30%	0.25%	0.53%	1.08%	(—)		1.08%

Please refer to the applicable fund prospectus for additional information.

¶	Management Fees may include Adviser and/or Administration Fees.
#	Shown as a percentage of average net assets for the fiscal year ended December 31, 2016, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2016 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.
§	Because the distribution (12b-1) fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees designated as “12b-1 fees” may reflect “Service Fees.”
*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

(a)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.71% of the average daily net assets of Service Class shares. This agreement expires on May 1, 2018, and may only be amended or terminated prior to that date by action of the Board.
(b)	New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55% on assets up from $11 billion to $13 billion; and 0.525% on assets over $13 billion. This agreement expires on May 1, 2018, and may only be amended or terminated prior to that date by action of the Board.
(c)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2018. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2018. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(d)	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2018. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% of average daily net assets through April 30, 2018. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
(e)	Invesco has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
(f)	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
(g)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio fees and expenses) of Initial Class shares do not exceed 0.86% of the average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the Service Class shares. This agreement will remain in effect until May 1, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.
(h)	Through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.53% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.08%). These agreements may only be terminated with the consent of the fund’s Board.
(i)	New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.785% on assets over $1 billion. This agreement will remain in effect until May 1, 2018, and may only be amended or terminated prior to that date by action of the Board.
(j)	New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.525% on assets over $1 billion. This agreement will remain in effect until May 1, 2018, and may only be amended or terminated prior to that date by action of the Board.
(k)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.15% of the class’ average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.
(l)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares and 0.79% of the class’ average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.

(m)	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.04% of the class’ average daily net assets annually for Service Class shares and 0.79% of the class’ average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.
(n)	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 1.25% of the average daily net assets of Service Class shares. This agreement expires on May 1, 2018, and may only be amended or terminated prior to that date by action of the Board.

Examples

The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the Investment Division with the highest charges and expenses of the policy including, policyowner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy’s Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see “CHARGES AND DEDUCTIONS” and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or on the Annuity Commencement Date.

You would pay the following expenses on a $10,000 allocation in the Investment Division listed, assuming a 5% annual return on assets:

For New York Life Flexible Premium Variable Annuity Policies in Separate Account—III:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Absolute Return Multi-Strategy—Service Class
without any Riders	$1,090.94	$1,345.88	$2,273.16	$4,625.83	$1,090.94	$2,016.19	$2,764.64	$4,655.83	$426.30	$1,345.88	$2,273.16	$4,625.83
with EBB Rider	$1,119.86	$1,434.72	$2,414.79	$4,876.09	$1,119.86	$2,099.14	$2,899.19	$4,906.09	$457.16	$1,434.72	$2,414.79	$4,876.09

For New York Life Flexible Premium Variable Annuity Policies in Separate Account—I and II:

	Expenses if you annuitize your policy				Expenses if you surrender your policy				Expenses if you do not surrender your policy
Investment Division	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr	1 yr	3 yr	5 yr	10 yr
MainStay VP Absolute Return Multi-Strategy —Service Class
without any Riders	$1,081.10	$1,257.93	$2,114.31	$4,319.14	$1,081.10	$1,933.98	$2,613.57	$4,349.14	$415.80	$1,257.93	$2,114.31	$4,319.14

QUESTIONS AND ANSWERS ABOUT

NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

NOTE: The following section contains brief questions and answers about New York Life Flexible Premium Variable Annuity. You should refer to the body of this Prospectus for more detailed information.

1. What is New York Life Flexible Premium Variable Annuity?

A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the applicable Separate Account, an Asset Allocation Model, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions or Asset Allocation Model selected and the interest credited to the amounts in the Fixed Account.

2. Where can I allocate my premium payments?

You can allocate your premium payments to one or more of the following Allocation Options:

(a)	SEPARATE ACCOUNTS

Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 59 Investment Divisions, some of which may not be available under your policy. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen (18) Investment Divisions, plus the Fixed Account.

Separate Account III currently consists of 83 Investment Divisions, some of which may not be available under your policy. The available Investment Divisions and Asset Allocation Models offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions or an Asset Allocation Model, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund(s). You can allocate among a maximum of eighteen Investment Divisions, plus the Fixed Account.

(b)	FIXED ACCOUNT

Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed minimum interest rate.

3. Can I make transfers among the Investment Divisions, the Asset Allocation Models and the Fixed Account?

You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions and one of the Asset Allocation Models or from the Investment Divisions and/or an Asset Allocation Model to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500 between Investment Divisions, unless we agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions or an Asset Allocation Model but certain restrictions apply. (See “THE FIXED ACCOUNT.”) Please note that each transfer to or from an Asset Allocation Model counts as one transfer. (See “THE POLICIES—Transfers.”)

You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. What charges are assessed against the policy?

For Policies Investing in Separate Accounts-I & II:

Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See “OTHER CHARGES.”)

For Policies Investing in Separate Account-III:

Before the date we start making Income Payments to you, we will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See “OTHER CHARGES.”)

The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See “OTHER CHARGES.”)

We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

Policy Year	Surrender Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0%

In no event will the aggregate surrender charge applied under the policy exceed nine percent (9.0%) of the total Premium Payments.

You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See “CHARGES AND DEDUCTIONS—Surrender Charges” and “EXCEPTIONS TO SURRENDER CHARGES.”)

If you selected the Enhanced Beneficiary Benefit (“EBB”) Rider, we will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should consult your registered representative to determine the percentage we are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. What are the minimum initial and maximum additional premium payments?

The minimum initial premium payment for Qualified Policies is as follows:

(a)	for Code Section 403(b) Tax Sheltered Annuities (“TSAs”), $2,000 single premium or $50 per month;

(b)	for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

(c)	for deferred compensation plans, $50 per month; and

(d)	for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

(e)	For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; $50 per month.

For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments we accept without prior approval is $1,000,000.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)	For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)	For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)	For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)	For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

Acceptance of initial and subsequent premium payments is subject to our Suitability Standards.

6. How are premium payments allocated?

If in Good Order, we allocate the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. Subsequent premium payments will be credited to your Policy at the close of the Business Day on which they were received by NYLIAC. (See “THE POLICIES—Policy Application and Premium Payments.”) You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Option at the time you make a premium payment. The minimum amount which you may place in any one Investment Division or the Fixed Account is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Option and the number of Investment Divisions to which you may allocate your Accumulation Value. Acceptance of initial and subsequent premium payments is subject to our Suitability Standards.

7. What happens if premium payments are not made?

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

8. Can I withdraw money from the policy before the Annuity Commencement Date?

You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in Good Order before we will process it. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See “DISTRIBUTIONS UNDER THE POLICY” and “FEDERAL TAX MATTERS.”) Please note that certain withdrawal requests must be made in writing and sent to NYLIAC’s Variable Products Service Center. (See “DISTRIBUTIONS UNDER THE POLICY—Surrenders and Withdrawals—Partial Withdrawals and Periodic Partial Withdrawals.”)

9. How will NYLIAC make Income Payments on the Annuity Commencement Date?

We will make Income Payments on a fixed basis. We do not currently offer a variable Income Payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See “INCOME PAYMENTS.”) we may offer other options, at our discretion, where permitted by state law.

10. What happens if I die or the Annuitant dies before the Annuity Commencement Date?

Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary(ies) under the policy an amount equal to the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance, as of the day we receive a claim form in Good Order

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or

(c)	the “reset value” (as described in this Prospectus), plus any additional premium payments made since the most recent “reset date,” less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent “reset date.” This feature is only available for policies investing in Separate Account-III.

If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11 below. (Also see “DEATH BEFORE ANNUITY COMMENCEMENT” and “FEDERAL TAX MATTERS.”)

11. What happens if my spouse is the Beneficiary?

If you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new Owner if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If you are also the Annuitant, your spouse will also become the new Annuitant. If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death or the Annuitant’s death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider (“ESC”) Rider applies, see the EBB and ESC Riders.

12. Can I return the policy after it is delivered?

You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, along with a written request for cancellation in Good Order. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, we will promptly return the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or NYLIAC’s Variable Products Service Center receives the policy along with the written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. (See “THE POLICIES—Your Right to Cancel (“Free Look”).”)

13. What about voting rights?

You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See “VOTING RIGHTS.”)

14. Are policy loans available?

If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity (“TSA”) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See “LOANS.”)

15. Where do I send written service requests to the NYLIAC Variable Products Service Center?

Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center (“VPSC”) at one of the following addresses:

Regular Mail	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159

Express Mail	NYLIAC Variable Products Service Center 51 Madison Avenue Room 251 New York, NY 10010

Death Claim forms may also be submitted to	New York Life P.O. Box 130539 Dallas, TX 75313-0539

Written service requests will be effective as of the Business Day they are received in Good Order at VPSC at one of the addresses listed immediately above.

Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If your request is not in Good Order, we will not be able to process it. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.

16. How do I contact NYLIAC by Telephone or by the Internet?

a. By Telephone:

Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be made by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System (“IVR”) toll-free by calling: (800) 598-2019. (See “THE POLICIES—Online Service and Interactive Voice Response System.”)

b. By Internet:

Certain service requests, including but not limited to transferring assets between investment options and e-mailing your registered representative, may be made via the Internet. For Internet-based requests, you must contact the “My Account” on www.newyorklife.com and enter your user name and password. (See “THE POLICIES—Online Service and Interactive Voice Response System.”)

We make IVR and online services available at our discretion. In addition, availability of IVR and online services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or online service should become unavailable. E-mail inquiries that are non-transactional may be sent through the “My Account” on www.newyorklife.com once they have passed all security protocols to identify the policyowner.

You may authorize us to accept electronic instructions from a registered representative or the registered service assistant assigned to your policy in order to make premium allocations, transfers, partial withdrawals and changes to your investment objective and/or risk tolerance. You may also authorize your registered representative or registered service assistant to revise your Automatic Asset Reallocation (AAR) arrangement. Your AAR will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current AAR arrangements. You may prevent this cancellation if a conforming AAR change is processed within one Business Day of the inconsistent premium allocation change or transfer.

To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Variable Product Electronic Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See “Limits on Transfers”). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

17. Where do I send subsequent premium payments and loan repayments?

Subsequent premium payments and loan repayments should be sent to one of the following addresses:

Regular Mail	NYLIAC
75 Remittance Drive
Suite 3021
Chicago, IL 60675-3021

Express Mail	NYLIAC, Suite 3021
c/o The Northern Trust Bank
350 North Orleans Street
Receipt & Dispatch, 8th Floor
Chicago, IL 60654

If in Good Order, subsequent premium payments and loan repayments will be credited as of the close of the Business Day on which they are received at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See “THE POLICIES—Policy Application and Premium Payments.”)

Acceptance of subsequent premium payments is subject to our Suitability Standards.

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2016 and 2015, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2016 (including the report of the independent registered public accounting firm) and each Separate Account’s statement of assets and liabilities as of December 31, 2016, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.

SEPARATE ACCOUNT-III

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Some Investment Divisions offered in policies issued prior to June 2, 2003 differ from Investment Divisions offered in policies issued on or after June 2, 2003. The initial class of the following Eligible Portfolios of the MainStay VP Funds Trust is available only for policies issued before June 2, 2003: MainStay VP Bond, MainStay VP Common Stock, MainStay VP Convertible, MainStay VP Cornerstone Growth, MainStay VP Emerging Markets Equity, MainStay VP Epoch U.S. Equity Yield, MainStay VP Epoch U.S. Small Cap, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Income Builder, MainStay VP International Equity, MainStay VP Janus Balanced, MainStay VP Large Cap Growth, MainStay VP Mid Cap Core, MainStay VP S&P 500 Index and MainStay VP T. Rowe Price Equity Income.

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2016	8.67	8.54	1,051
2015	9.56	8.67	1,139
2014	11.04	9.56	1,304
2013(c)	10.00	11.04	1,051
MainStay VP Balanced – Service Class
2016	15.88	17.17	2,192
2015	16.62	15.88	2,332
2014	15.31	16.62	2,360
2013	12.82	15.31	2,321
2012	11.63	12.82	2,202
2011	11.51	11.63	2,331
2010	10.30	11.51	2,442
2009	8.51	10.30	2,566
2008	11.51	8.51	2,966
2007	11.38	11.51	3,754
MainStay VP Bond – Initial Class
2016	22.01	22.47	1,648
2015	22.27	22.01	1,799
2014	21.35	22.27	2,077
2013	22.05	21.35	2,401
2012	21.36	22.05	3,065
2011	20.20	21.36	3,423
2010	19.00	20.20	4,083
2009	17.87	19.00	4,350
2008	17.47	17.87	4,854
2007	16.64	17.47	5,935
MainStay VP Bond – Service Class
2016	13.20	13.36	2,129
2015	13.45	13.20	2,141
2014	12.97	13.45	2,307
2013	13.48	12.97	2,465
2012	13.22	13.48	2,831
2011	12.61	13.22	2,544
2010	11.88	12.61	2,338
2009	11.21	11.88	1,931
2008	10.99	11.21	1,868
2007	10.49	10.99	1,553
MainStay VP Common Stock – Initial Class
2016	40.94	44.05	1,660
2015	41.16	40.94	1,873
2014	36.45	41.16	2,110

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2013	27.24	36.45	2,365
2012	23.67	27.24	2,683
2011	23.63	23.67	3,190
2010	21.28	23.63	3,746
2009	17.63	21.28	4,440
2008	28.11	17.63	5,082
2007	27.11	28.11	6,457
MainStay VP Common Stock – Service Class
2016	21.32	22.46	720
2015	21.85	21.32	730
2014	19.65	21.85	707
2013	14.86	19.65	682
2012	13.00	14.86	664
2011	13.02	13.00	699
2010	11.75	13.02	746
2009	9.76	11.75	764
2008	15.61	9.76	752
2007	15.09	15.61	745
MainStay VP Conservative Allocation – Service Class
2016	14.35	14.93	5,282
2015	14.85	14.35	5,973
2014	14.53	14.85	6,344
2013	13.13	14.53	6,426
2012	12.12	13.13	6,481
2011	11.99	12.12	6,099
2010	10.88	11.99	5,257
2009	9.05	10.88	4,445
2008	11.28	9.05	3,955
2007	10.66	11.28	3,010
MainStay VP Convertible – Initial Class
2016	31.96	35.32	1,537
2015	32.84	31.96	1,744
2014	30.84	32.84	1,921
2013	24.95	30.84	2,159
2012	23.19	24.95	2,441
2011	24.69	23.19	2,884
2010	21.24	24.69	3,299
2009	14.75	21.24	3,805
2008	22.80	14.75	4,241
2007	20.13	22.80	5,245
MainStay VP Convertible – Service Class
2016	18.97	20.82	1,852
2015	19.64	18.97	2,033
2014	18.79	19.64	2,190
2013	15.49	18.79	2,202
2012	14.73	15.49	2,224
2011	15.87	14.73	2,164
2010	13.69	15.87	2,026
2009	9.53	13.69	1,830
2008	14.77	9.53	1,561
2007	13.07	14.77	1,392
MainStay VP Cornerstone Growth – Initial Class
2016	26.46	26.19	2,731
2015	26.15	26.46	3,063
2014	24.37	26.15	3,468
2013	19.82	24.37	3,935
2012	17.49	19.82	4,493
2011	17.98	17.49	5,173
2010	16.25	17.98	5,925
2009	12.28	16.25	6,886
2008	20.37	12.28	7,796
2007	18.38	20.37	9,739
MainStay VP Cornerstone Growth – Service Class
2016	17.43	17.20	549
2015	17.33	17.43	605

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2014	16.21	17.33	669
2013	13.24	16.21	729
2012	11.73	13.24	790
2011	12.11	11.73	824
2010	10.97	12.11	824
2009	8.31	10.97	830
2008	13.83	8.31	841
2007	12.51	13.83	888
MainStay VP Cushing Renaissance Advantage – Service Class
2016	7.44	9.43	210
2015(e)	10.00	7.44	40
MainStay VP Eagle Small Cap Growth – Initial Class
2016	12.59	13.66	2,385
2015	12.89	12.59	2,761
2014	12.75	12.89	3,207
2013	9.87	12.75	3,651
2012(b)	10.00	9.87	4,194
MainStay VP Eagle Small Cap Growth – Service Class
2016	12.40	13.40	692
2015	12.77	12.40	817
2014	12.68	12.77	798
2013	9.85	12.68	828
2012(b)	10.00	9.85	858
MainStay VP Emerging Markets Equity – Initial Class
2016	6.69	7.00	1,566
2015	8.09	6.69	1,779
2014	9.32	8.09	2,019
2013	10.00	9.32	2,311
2012(b)	10.00	10.00	2,830
MainStay VP Emerging Markets Equity – Service Class
2016	6.62	6.92	2,951
2015	8.03	6.62	3,139
2014	9.28	8.03	3,279
2013	9.97	9.28	3,271
2012(b)	10.00	9.97	3,256
MainStay VP Epoch U.S. Equity Yield – Initial Class
2016	19.11	19.77	4,668
2015	20.15	19.11	5,408
2014	18.76	20.15	6,061
2013	14.61	18.76	6,940
2012	12.81	14.61	7,995
2011	13.19	12.81	9,516
2010	11.32	13.19	11,339
2009	8.87	11.32	13,405
2008	14.42	8.87	11,955
2007	13.68	14.42	4,594
MainStay VP Epoch U.S. Equity Yield – Service Class
2016	19.84	20.37	3,193
2015	21.19	19.84	3,559
2014	19.96	21.19	3,837
2013	15.72	19.96	4,084
2012	13.92	15.72	4,261
2011	14.41	13.92	4,480
2010	12.40	14.41	4,478
2009	9.74	12.40	4,366
2008	15.87	9.74	2,583
2007	15.10	15.87	1,166
MainStay VP Epoch U.S. Small Cap – Initial Class
2016	18.39	21.07	782
2015	19.40	18.39	890
2014	18.46	19.40	995
2013	13.57	18.46	1,166
2012	12.20	13.57	1,209
2011	12.72	12.20	1,449
2010	10.32	12.72	1,768

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2009	7.42	10.32	2,129
2008	14.26	7.42	1,006
2007	10.62	14.26	1,275
MainStay VP Epoch U.S. Small Cap – Service Class
2016	22.93	25.86	953
2015	24.78	22.93	1,025
2014	24.31	24.78	1,103
2013	18.27	24.31	1,139
2012	16.70	18.27	1,103
2011	17.53	16.70	1,146
2010	14.25	17.53	1,190
2009	10.27	14.25	1,198
2008	19.79	10.27	423
2007	14.78	19.79	404
MainStay VP Floating Rate – Service Class
2016	11.87	12.65	4,106
2015	12.00	11.87	4,708
2014	12.15	12.00	4,494
2013	11.85	12.15	4,792
2012	11.31	11.85	4,644
2011	11.27	11.31	4,520
2010	10.59	11.27	4,790
2009	8.06	10.59	4,742
2008	10.62	8.06	3,380
2007	10.52	10.62	4,749
MainStay VP Government – Initial Class
2016	20.01	19.95	1,190
2015	20.19	20.01	1,278
2014	19.57	20.19	1,515
2013	20.35	19.57	1,748
2012	19.85	20.35	2,184
2011	18.99	19.85	2,650
2010	18.28	18.99	3,179
2009	18.24	18.28	3,659
2008	16.85	18.24	4,740
2007	16.02	16.85	4,166
MainStay VP Government – Service Class
2016	12.27	12.09	1,761
2015	12.46	12.27	1,580
2014	12.17	12.46	1,718
2013	12.67	12.17	1,761
2012	12.44	12.67	2,073
2011	11.98	12.44	2,203
2010	11.56	11.98	2,112
2009	11.57	11.56	1,877
2008	10.71	11.57	2,232
2007	10.21	10.71	1,190
MainStay VP Growth Allocation – Service Class
2016	14.20	14.99	3,700
2015	14.97	14.20	3,887
2014	14.61	14.97	3,961
2013	11.40	14.61	3,758
2012	10.07	11.40	3,678
2011	10.53	10.07	3,692
2010	9.30	10.53	3,799
2009	7.39	9.30	3,697
2008	12.03	7.39	3,357
2007	11.08	12.03	2,631
MainStay VP High Yield Corporate Bond – Initial Class
2016	36.11	41.38	4,218
2015	37.20	36.11	4,651
2014	37.06	37.20	5,395
2013	35.25	37.06	6,279
2012	31.52	35.25	7,247
2011	30.08	31.52	8,021

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2010	27.07	30.08	9,461
2009	19.22	27.07	10,751
2008	25.68	19.22	11,326
2007	25.46	25.68	14,914
MainStay VP High Yield Corporate Bond – Service Class
2016	17.87	20.25	6,858
2015	18.73	17.87	7,469
2014	19.09	18.73	7,991
2013	18.63	19.09	8,120
2012	17.12	18.63	7,812
2011	16.51	17.12	7,049
2010	14.90	16.51	6,755
2009	10.60	14.90	6,001
2008	14.20	10.60	5,054
2007	14.12	14.20	5,387
MainStay VP Income Builder – Initial Class
2016	29.38	31.66	1,760
2015	30.87	29.38	1,958
2014	28.96	30.87	2,208
2013	24.81	28.96	2,435
2012	21.88	24.81	2,699
2011	21.31	21.88	3,044
2010	18.82	21.31	3,491
2009	15.45	18.82	4,058
2008	21.45	15.45	4,775
2007	20.23	21.45	6,205
MainStay VP Income Builder – Service Class
2016	17.01	18.11	1,107
2015	18.13	17.01	1,083
2014	17.24	18.13	1,097
2013	14.97	17.24	961
2012	13.31	14.97	897
2011	13.21	13.31	846
2010	11.70	13.21	754
2009	9.63	11.70	743
2008	13.39	9.63	731
2007	12.66	13.39	746
MainStay VP International Equity – Initial Class
2016	25.64	24.03	653
2015	24.49	25.64	774
2014	25.50	24.49	852
2013	22.46	25.50	1,009
2012	19.07	22.46	1,188
2011	23.03	19.07	1,448
2010	22.26	23.03	1,680
2009	18.92	22.26	1,985
2008	25.81	18.92	2,432
2007	24.94	25.81	3,273
MainStay VP International Equity – Service Class
2016	17.88	16.59	1,623
2015	17.24	17.88	1,847
2014	18.18	17.24	2,031
2013	16.26	18.18	2,087
2012	13.94	16.26	2,093
2011	17.00	13.94	2,176
2010	16.47	17.00	2,071
2009	14.03	16.47	1,896
2008	19.19	14.03	1,863
2007	18.59	19.19	1,806
MainStay VP Janus Balanced – Initial Class
2016	13.14	13.57	10,674
2015	13.23	13.14	12,154
2014	12.35	13.23	13,674
2013	10.42	12.35	15,534
2012(b)	10.00	10.42	17,731

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
MainStay VP Janus Balanced – Service Class
2016	13.02	13.40	3,496
2015	13.14	13.02	3,700
2014	12.29	13.14	3,811
2013	10.40	12.29	3,816
2012(b)	10.00	10.40	3,800
MainStay VP Large Cap Growth – Initial Class
2016	25.12	24.21	1,200
2015	24.00	25.12	1,380
2014	22.00	24.00	1,481
2013	16.34	22.00	1,719
2012	14.65	16.34	1,965
2011	14.90	14.65	2,165
2010	13.01	14.90	2,526
2009	9.42	13.01	2,923
2008	15.61	9.42	3,167
2007	13.04	15.61	3,618
MainStay VP Large Cap Growth – Service Class
2016	20.59	19.54	1,393
2015	19.88	20.59	1,476
2014	18.48	19.88	1,481
2013	13.92	18.48	1,568
2012	12.66	13.92	1,576
2011	13.07	12.66	1,415
2010	11.44	13.07	1,170
2009	8.31	11.44	994
2008	13.79	8.31	785
2007	11.56	13.79	586
MainStay VP MFS® Utilities – Service Class
2016	11.87	13.01	10,472
2015	14.09	11.87	11,653
2014	12.71	14.09	12,687
2013	10.74	12.71	12,963
2012(b)	10.00	10.74	13,151
MainStay VP Mid Cap Core – Initial Class
2016	27.07	29.68	1,315
2015	28.50	27.07	1,546
2014	25.27	28.50	1,734
2013	18.02	25.27	1,968
2012	15.55	18.02	2,167
2011	16.26	15.55	2,583
2010	13.33	16.26	3,044
2009	9.87	13.33	3,684
2008	17.34	9.87	1,936
2007	16.74	17.34	2,539
MainStay VP Mid Cap Core – Service Class
2016	26.99	29.20	1,908
2015	29.00	26.99	2,087
2014	26.30	29.00	2,258
2013	19.10	26.30	2,375
2012	16.69	19.10	2,390
2011	17.57	16.69	2,527
2010	14.45	17.57	2,611
2009	10.73	14.45	2,647
2008	18.88	10.73	1,202
2007	18.28	18.88	1,176
MainStay VP Moderate Allocation – Service Class
2016	14.57	15.21	7,435
2015	15.11	14.57	8,159
2014	14.76	15.11	8,468
2013	12.68	14.76	8,345
2012	11.49	12.68	7,985
2011	11.60	11.49	7,965
2010	10.42	11.60	7,937
2009	8.53	10.42	7,000

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2008	11.59	8.53	6,063
2007	10.83	11.59	4,704
MainStay VP Moderate Growth Allocation – Service Class
2016	14.67	15.49	8,247
2015	15.35	14.67	8,833
2014	15.01	15.35	8,848
2013	12.18	15.01	8,618
2012	10.85	12.18	8,459
2011	11.20	10.85	8,532
2010	9.96	11.20	8,494
2009	7.88	9.96	7,701
2008	11.87	7.88	6,919
2007	11.03	11.87	5,620
MainStay VP PIMCO Real Return – Service Class
2016	9.04	9.36	1,799
2015	9.41	9.04	2,008
2014	9.33	9.41	2,406
2013	10.43	9.33	2,854
2012(b)	10.00	10.43	3,871
MainStay VP S&P 500 Index – Initial Class
2016	40.09	44.13	3,455
2015	40.21	40.09	3,868
2014	35.98	40.21	4,423
2013	27.64	35.98	4,959
2012	24.23	27.64	5,643
2011	24.13	24.23	6,423
2010	21.33	24.13	7,461
2009	17.13	21.33	8,848
2008	27.58	17.13	10,145
2007	26.58	27.58	12,943
MainStay VP S&P 500 Index – Service Class
2016	20.31	22.16	3,011
2015	20.68	20.31	3,110
2014	18.72	20.68	3,241
2013	14.52	18.72	3,281
2012	12.86	14.52	3,373
2011	12.87	12.86	3,316
2010	11.40	12.87	3,357
2009	9.18	11.40	3,362
2008	14.82	9.18	3,315
2007	14.32	14.82	3,356
MainStay VP Small Cap Core – Service Class
2016(f)	10.00	11.79	1,737
MainStay VP T. Rowe Price Equity Income – Initial Class
2016	13.38	15.68	2,631
2015	14.55	13.38	2,938
2014	13.70	14.55	3,316
2013	10.66	13.70	3,898
2012(b)	10.00	10.66	4,312
MainStay VP T. Rowe Price Equity Income – Service Class
2016	13.25	15.49	2,253
2015	14.45	13.25	2,452
2014	13.64	14.45	2,760
2013	10.63	13.64	2,986
2012(b)	10.00	10.63	3,135
MainStay VP U.S. Government Money Market – Initial Class
2016	1.23	1.20	39,911
2015	1.24	1.23	40,857
2014	1.26	1.24	41,024
2013	1.28	1.26	47,181
2012	1.31	1.28	55,543
2011	1.33	1.31	74,223
2010	1.35	1.33	63,661
2009	1.36	1.35	81,717
2008	1.35	1.36	127,879

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2007	1.31	1.35	90,100
MainStay VP Unconstrained Bond – Service Class
2016	10.77	11.39	2,081
2015	11.23	10.77	2,275
2014	11.20	11.23	2,102
2013	10.93	11.20	1,641
2012	9.76	10.93	1,100
2011(a)	10.00	9.76	304
MainStay VP VanEck Global Hard Assets – Initial Class
2016	5.20	7.34	8,216
2015	7.86	5.20	9,064
2014	9.82	7.86	9,212
2013	8.97	9.82	9,689
2012(b)	10.00	8.97	11,090
American Funds IS® Global Small Capitalization Fund – Class 4
2016	9.20	9.24	43
2015(e)	10.00	9.20	33
American Funds IS® New World Fund® – Class 4
2016	8.73	9.05	294
2015	9.17	8.73	250
2014(d)	10.00	9.17	87
BlackRock® Global Allocation V.I. Fund – Class III
2016	10.73	10.98	1,682
2015	10.99	10.73	1,835
2014	10.93	10.99	1,941
2013	9.69	10.93	1,925
2012	8.94	9.69	1,484
2011(a)	10.00	8.94	614
BlackRock® High Yield V.I. Fund – Class III
2016	9.32	10.37	286
2015	9.83	9.32	272
2014(d)	10.00	9.83	115
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2016	7.54	8.36	48
2015(e)	10.00	7.54	7
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2016	9.41	10.31	72
2015(e)	10.00	9.41	3
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2016	16.43	21.49	794
2015	17.83	16.43	816
2014	17.74	17.83	904
2013	13.60	17.74	947
2012	12.54	13.60	944
2011	13.59	12.54	1,016
2010	10.89	13.59	1,102
2009	8.84	10.89	1,060
2008	12.48	8.84	1,131
2007	12.99	12.48	1,274
Deutsche Alternative Asset Allocation VIP – Class B
2016(f)	10.00	10.04	38
Dreyfus IP Technology Growth Portfolio – Service Shares
2016	21.57	21.97	698
2015	20.96	21.57	731
2014	20.28	20.96	749
2013	15.81	20.28	791
2012	14.15	15.81	871
2011	15.76	14.15	790
2010	12.33	15.76	733
2009	7.96	12.33	661
2008	13.74	7.96	538
2007	12.18	13.74	525
Dreyfus IP Technology Growth Portfolio – Initial Shares
2016	17.86	18.44	422
2015	17.06	17.86	490

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2014	16.19	17.06	503
2013	12.37	16.19	584
2012	10.85	12.37	757
2011	11.93	10.85	676
2010	9.31	11.93	896
2009	5.99	9.31	1,003
2008	10.32	5.99	817
2007	9.12	10.32	1,065
Fidelity® VIP Contrafund® Portfolio – Service Class 2
2016	23.86	24.93	3,324
2015	24.68	23.86	3,589
2014	22.97	24.68	3,725
2013	18.14	22.97	3,816
2012	16.09	18.14	3,857
2011	16.89	16.09	3,960
2010	14.65	16.89	3,939
2009	10.97	14.65	3,793
2008	19.41	10.97	3,621
2007	16.78	19.41	3,275
Fidelity® VIP Contrafund® Portfolio – Initial Class
2016	42.45	45.22	2,479
2015	42.76	42.45	2,878
2014	38.74	42.76	3,225
2013	29.92	38.74	3,688
2012	26.07	29.92	4,232
2011	27.12	26.07	4,975
2010	23.46	27.12	5,843
2009	17.53	23.46	6,908
2008	30.93	17.53	8,044
2007	26.67	30.93	10,034
Fidelity® VIP Equity-Income Portfolio – Service Class 2
2016	18.19	21.05	1,495
2015	19.37	18.19	1,613
2014	18.19	19.37	1,788
2013	14.52	18.19	1,928
2012	12.62	14.52	2,024
2011	12.72	12.62	2,124
2010	11.23	12.72	2,189
2009	8.77	11.23	2,193
2008	15.54	8.77	2,184
2007	15.57	15.54	2,168
Fidelity® VIP Equity-Income Portfolio – Initial Class
2016	26.66	31.03	1,516
2015	28.16	26.66	1,723
2014	26.26	28.16	1,968
2013	20.78	26.26	2,283
2012	17.97	20.78	2,544
2011	18.04	17.97	2,957
2010	15.89	18.04	3,504
2009	12.38	15.89	4,177
2008	21.89	12.38	4,926
2007	21.86	21.89	6,579
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2016	11.70	11.55	248
2015	11.27	11.70	287
2014(d)	10.00	11.27	17
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2016	26.05	28.42	2,126
2015	27.28	26.05	2,353
2014	26.72	27.28	2,620
2013	20.34	26.72	2,760
2012	18.37	20.34	2,903
2011	21.14	18.37	3,095
2010	16.68	21.14	3,189
2009	12.10	16.68	3,057

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2008	20.32	12.10	3,172
2007	17.87	20.32	3,593
Invesco V.I. American Value Fund – Series II Shares
2016	11.37	12.92	296
2015	12.73	11.37	313
2014	11.79	12.73	224
2013(c)	10.00	11.79	81
Invesco V.I. International Growth Fund – Series II Shares
2016	9.29	9.10	436
2015	9.68	9.29	357
2014(d)	10.00	9.68	101
Janus Aspen Global Research Portfolio – Service Shares
2016	16.02	16.01	645
2015	16.83	16.02	709
2014	16.05	16.83	708
2013	12.86	16.05	744
2012	11.00	12.86	744
2011	13.03	11.00	699
2010	11.44	13.03	693
2009	8.44	11.44	649
2008	15.51	8.44	589
2007	14.38	15.51	545
Janus Aspen Global Research Portfolio – Institutional Shares
2016	22.01	22.16	2,130
2015	22.85	22.01	2,422
2014	21.56	22.85	2,673
2013	17.03	21.56	3,044
2012	14.38	17.03	3,436
2011	16.90	14.38	3,988
2010	14.80	16.90	4,556
2009	10.90	14.80	5,317
2008	19.97	10.90	6,031
2007	18.48	19.97	7,468
MFS® Investors Trust Series – Service Class
2016	19.71	20.58	178
2015	20.65	19.71	165
2014	19.38	20.65	148
2013	15.10	19.38	147
2012	13.02	15.10	139
2011	13.60	13.02	133
2010	12.44	13.60	133
2009	9.97	12.44	127
2008	15.14	9.97	124
2007	13.96	15.14	104
MFS® Investors Trust Series – Initial Class
2016	17.32	18.54	325
2015	17.52	17.32	353
2014	16.01	17.52	412
2013	12.29	16.01	485
2012	10.46	12.29	559
2011	10.84	10.46	608
2010	9.90	10.84	735
2009	7.91	9.90	897
2008	11.99	7.91	1,050
2007	11.03	11.99	1,374
MFS® Research Series – Service Class
2016	21.70	22.63	145
2015	21.94	21.70	144
2014	20.84	21.94	162
2013	16.43	20.84	166
2012	14.52	16.43	149
2011	14.84	14.52	146
2010	13.01	14.84	150
2009	10.14	13.01	147
2008	16.13	10.14	141

	Accumulation unit value		Number of
	Beginning of period	End of period	accumulation units
2007	14.48	16.13	143
MFS® Research Series – Initial Class
2016	19.35	20.75	380
2015	19.47	19.35	433
2014	17.92	19.47	488
2013	13.74	17.92	540
2012	11.88	13.74	612
2011	12.10	11.88	725
2010	10.59	12.10	855
2009	8.22	10.59	1,022
2008	13.05	8.22	1,211
2007	11.69	13.05	1,536
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2016	11.51	12.09	711
2015	11.45	11.51	789
2014	8.97	11.45	807
2013(c)	10.00	8.97	137
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2016	23.48	23.55	601
2015	23.92	23.48	674
2014	23.29	23.92	533
2013	18.28	23.29	553
2012	17.06	18.28	615
2011	17.40	17.06	530
2010	13.70	17.40	508
2009	10.58	13.70	463
2008	18.99	10.58	525
2007	15.76	18.99	514
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2016	10.51	11.03	774
2015	10.64	10.51	641
2014(d)	10.00	10.64	241
PIMCO VIT Low Duration Portfolio – Advisor Class
2016(f)	10.00	9.97	158
PIMCO VIT Total Return Portfolio – Advisor Class
2016	10.03	10.14	635
2015	10.13	10.03	524
2014(d)	10.00	10.13	208
Victory VIF Diversified Stock Fund – Class A Shares
2016	17.71	18.14	241
2015	18.60	17.71	272
2014	17.19	18.60	307
2013	13.05	17.19	344
2012	11.40	13.05	357
2011	12.40	11.40	428
2010	11.20	12.40	497
2009	8.94	11.20	550
2008	14.59	8.94	567
2007	13.45	14.59	545

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.

CONDENSED FINANCIAL INFORMATION

The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on January 29, 1993. You should read this information in conjunction with the Separate Account’s audited financial statements and related notes that are included in the Statement of Additional Information.

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2016	8.70	8.57	156
2015	9.58	8.70	157
2014	11.04	9.58	187
2013(c)	10.00	11.04	139
MainStay VP Balanced – Service Class
2016	16.29	17.69	298
2015	16.99	16.29	329
2014	15.56	16.99	355
2013	12.97	15.56	326
2012	11.72	12.97	268
2011	11.58	11.72	299
2010	10.35	11.58	339
2009	8.54	10.35	375
2008	11.55	8.54	482
2007	11.41	11.55	636
MainStay VP Bond – Initial Class
2016	23.59	24.10	440
2015	23.84	23.59	488
2014	22.82	23.84	565
2013	23.55	22.82	639
2012	22.80	23.55	778
2011	21.54	22.80	848
2010	20.23	21.54	938
2009	19.02	20.23	970
2008	18.57	19.02	1,055
2007	17.67	18.57	1,230
MainStay VP Common Stock – Initial Class
2016	47.85	51.54	664
2015	48.07	47.85	725
2014	42.52	48.07	794
2013	31.75	42.52	886
2012	27.56	31.75	992
2011	27.49	27.56	1,186
2010	24.73	27.49	1,366
2009	20.47	24.73	1,584
2008	32.60	20.47	1,768
2007	31.41	32.60	2,135
MainStay VP Conservative Allocation – Service Class
2016	14.62	15.31	778
2015	15.06	14.62	820
2014	14.66	15.06	900
2013	13.18	14.66	905
2012	12.09	13.18	973
2011	11.93	12.09	925
2010	10.82	11.93	831
2009	8.99	10.82	733
2008	11.19	8.99	681
2007	10.57	11.19	459
MainStay VP Convertible – Initial Class

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2016	32.38	35.82	306
2015	33.25	32.38	354
2014	31.19	33.25	380
2013	25.21	31.19	408
2012	23.40	25.21	433
2011	24.89	23.40	486
2010	21.39	24.89	523
2009	14.84	21.39	577
2008	22.92	14.84	589
2007	20.22	22.92	684
MainStay VP Cornerstone Growth – Initial Class
2016	34.22	33.91	1,554
2015	33.79	34.22	1,711
2014	31.46	33.79	1,890
2013	25.56	31.46	2,072
2012	22.52	25.56	2,314
2011	23.14	22.52	2,633
2010	20.89	23.14	2,942
2009	15.77	20.89	3,358
2008	26.14	15.77	3,774
2007	23.56	26.14	4,474
MainStay VP Cushing Renaissance Advantage – Service Class
2016	7.44	9.44	20
2015(e)	10.00	7.44	3
MainStay VP Eagle Small Cap Growth – Initial Class
2016	12.64	13.72	524
2015	12.92	12.64	597
2014	12.77	12.92	673
2013	9.88	12.77	750
2012(b)	10.00	9.88	888
MainStay VP Eagle Small Cap Growth – Service Class
2016	11.45	12.40	24
2015	11.73	11.45	16
2014	11.62	11.73	8
2013(c)	10.00	11.62	4
MainStay VP Emerging Markets Equity – Initial Class
2016	6.71	7.04	556
2015	8.11	6.71	626
2014	9.34	8.11	727
2013	10.00	9.34	827
2012(b)	10.00	10.00	949
MainStay VP Epoch U.S. Equity Yield – Initial Class
2016	20.19	20.90	1,498
2015	21.26	20.19	1,715
2014	19.78	21.26	1,884
2013	15.38	19.78	2,094
2012	13.48	15.38	2.273
2011	13.86	13.48	2,654
2010	11.88	13.86	3,013
2009	9.30	11.88	3,446
2008	15.10	9.30	3,156
2007	14.32	15.10	746
MainStay VP Epoch U.S. Small Cap – Initial Class
2016	20.65	23.68	172
2015	21.76	20.65	204
2014	20.68	21.76	226
2013	15.19	20.68	246
2012	13.65	15.19	240
2011	14.21	13.65	289
2010	11.52	14.21	327
2009	8.27	11.52	390
2008	15.88	8.27	205
2007	11.82	15.88	234
MainStay VP Floating Rate – Service Class

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2016	12.15	12.97	378
2015	12.29	12.15	451
2014	12.37	12.29	486
2013	12.03	12.37	549
2012	11.40	12.03	608
2011	11.33	11.40	640
2010	10.65	11.33	749
2009	8.09	10.65	589
2008	10.65	8.09	448
2007	10.54	10.65	715
MainStay VP Government – Initial Class
2016	22.51	22.46	327
2015	22.69	22.51	351
2014	21.97	22.69	413
2013	22.82	21.97	481
2012	22.24	22.82	611
2011	21.26	22.24	691
2010	20.44	21.26	878
2009	20.38	20.44	940
2008	18.80	20.38	1,105
2007	17.86	18.80	1,035
MainStay VP Growth Allocation – Service Class
2016	14.53	15.39	353
2015	15.23	14.53	375
2014	14.75	15.23	407
2013	11.45	14.75	363
2012	10.07	11.45	344
2011	10.50	10.07	389
2010	9.27	10.50	413
2009	7.36	9.27	465
2008	11.97	7.36	502
2007	11.01	11.97	448
MainStay VP High Yield Corporate Bond – Initial Class
2016	37.05	42.51	1,129
2015	38.14	37.05	1,245
2014	37.96	38.14	1,437
2013	36.06	37.96	1,614
2012	32.21	36.06	1,818
2011	30.71	32.21	1,934
2010	27.61	30.71	2,162
2009	19.59	27.61	2,364
2008	26.15	19.59	2,507
2007	25.89	26.15	3,279
MainStay VP Income Builder – Initial Class
2016	36.01	38.85	1,001
2015	37.80	36.01	1,104
2014	35.43	37.80	1,216
2013	30.32	35.43	1,317
2012	26.71	30.32	1,418
2011	25.99	26.71	1,621
2010	22.94	25.99	1,822
2009	18.81	22.94	2,037
2008	26.08	18.81	2,315
2007	24.57	26.08	2,895
MainStay VP International Equity – Initial Class
2016	25.27	23.71	267
2015	24.12	25.27	302
2014	25.09	24.12	337
2013	22.08	25.09	368
2012	18.72	22.08	404
2011	22.59	18.72	487
2010	21.82	22.59	563
2009	18.52	21.82	656
2008	25.24	18.52	757

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2007	24.37	25.24	912
MainStay VP Janus Balanced – Initial Class
2016	13.19	13.63	2,733
2015	13.27	13.19	3,038
2014	12.37	13.27	3,347
2013	10.43	12.37	3,698
2012(b)	10.00	10.43	4,077
MainStay VP Large Cap Growth – Initial Class
2016	26.19	25.27	267
2015	24.99	26.19	311
2014	22.88	24.99	321
2013	16.99	22.88	330
2012	15.22	16.99	375
2011	15.45	15.22	411
2010	13.48	15.45	430
2009	9.75	13.48	474
2008	16.14	9.75	488
2007	13.47	16.14	478
MainStay VP MFS® Utilities – Service Class
2016	11.91	13.07	1,411
2015	14.13	11.91	1,662
2014	12.73	14.13	1,832
2013	10.75	12.73	1,882
2012(b)	10.00	10.75	1,912
MainStay VP Mid Cap Core – Initial Class
2016	27.92	30.64	413
2015	29.37	27.92	486
2014	26.01	29.37	523
2013	18.53	26.01	540
2012	15.98	18.53	567
2011	16.69	15.98	664
2010	13.67	16.69	774
2009	10.12	13.67	910
2008	17.74	10.12	458
2007	17.11	17.74	590
MainStay VP Moderate Allocation – Service Class
2016	14.96	15.68	1,066
2015	15.45	14.96	1,196
2014	14.99	15.45	1,261
2013	12.78	14.99	1,231
2012	11.53	12.78	1,325
2011	11.60	11.53	1,330
2010	10.42	11.60	1,357
2009	8.51	10.42	1,326
2008	11.56	8.51	1,214
2007	10.79	11.56	1,055
MainStay VP Moderate Growth Allocation – Service Class
2016	15.17	16.07	825
2015	15.78	15.17	888
2014	15.32	15.78	945
2013	12.36	15.32	1,015
2012	10.95	12.36	986
2011	11.26	10.95	1,112
2010	10.00	11.26	1,206
2009	7.91	10.00	1,203
2008	11.89	7.91	1,246
2007	11.04	11.89	1,065
MainStay VP PIMCO Real Return – Service Class
2016	9.07	9.41	186
2015	9.44	9.07	221
2014	9.35	9.44	292
2013	10.44	9.35	376
2012(b)	10.00	10.44	547
MainStay VP S&P 500 Index – Initial Class

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2016	50.91	56.10	1,304
2015	51.02	50.91	1,416
2014	45.60	51.02	1,534
2013	34.99	45.60	1,688
2012	30.65	34.99	1,883
2011	30.49	30.65	2,137
2010	26.92	30.49	2,446
2009	21.60	26.92	2,799
2008	34.75	21.60	3,169
2007	33.45	34.75	3,820
MainStay VP Small Cap Core – Service Class
2016(f)	10.00	11.79	135
MainStay VP T. Rowe Price Equity Income – Initial Class
2016	13.43	15.75	703
2015	14.60	13.43	792
2014	13.72	14.60	894
2013	10.67	13.72	1,025
2012(b)	10.00	10.67	1,107
MainStay VP U.S. Government Money Market – Initial Class
2016	1.33	1.31	7,130
2015	1.35	1.33	7,639
2014	1.36	1.35	7,412
2013	1.38	1.36	8,234
2012	1.40	1.38	8,941
2011	1.42	1.40	10,867
2010	1.44	1.42	11,031
2009	1.46	1.44	15,559
2008	1.44	1.46	22,009
2007	1.39	1.44	15,515
MainStay VP Unconstrained Bond – Service Class
2016	10.83	11.46	269
2015	11.27	10.83	271
2014	11.23	11.27	250
2013	10.95	11.23	193
2012	9.76	10.95	103
2011(a)	10.00	9.76	39
MainStay VP VanEck Global Hard Assets – Initial Class
2016	5.22	7.38	852
2015	7.88	5.22	968
2014	9.83	7.88	1,141
2013	8.98	9.83	1,161
2012(b)	10.00	8.98	1,488
American Funds IS® Global Small Capitalization Fund – Class 4
2016	9.21	9.26	6
2015(e)	10.00	9.21	3
American Funds IS® New World Fund® – Class 4
2016	8.75	9.07	36
2015	9.17	8.75	29
2014(d)	10.00	9.17	9
BlackRock® Global Allocation V.I. Fund – Class III
2016	10.78	11.04	280
2015	11.03	10.78	319
2014	10.96	11.03	346
2013	9.71	10.96	310
2012	8.94	9.71	244
2011(a)	10.00	8.94	86
BlackRock® High Yield V.I. Fund – Class III
2016	9.34	10.40	70
2015	9.84	9.34	56
2014(d)	10.00	9.84	26
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2016	7.55	8.37	0
2015(e)	10.00	7.55	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2016	9.42	10.33	10
2015(e)	10.00	9.42	0
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2016	17.25	22.60	71
2015	18.65	17.25	76
2014	18.34	18.65	81
2013	13.86	18.34	84
2012	12.62	13.86	90
2011	13.62	12.62	105
2010	10.91	13.62	125
2009	8.84	10.91	140
2008	12.47	8.84	147
2007	12.97	12.47	178
Deutsche Alternative Asset Allocation VIP – Class B
2016(f)	10.00	10.05	8
Dreyfus IP Technology Growth Portfolio – Initial Shares
2016	17.95	18.55	130
2015	17.13	17.95	171
2014	16.24	17.13	128
2013	12.39	16.24	145
2012	10.86	12.39	181
2011	11.93	10.86	227
2010	9.30	11.93	213
2009	5.98	9.30	236
2008	10.29	5.98	190
2007	9.09	10.29	223
Fidelity® VIP Contrafund® Portfolio – Initial Class
2016	42.25	45.05	958
2015	42.52	42.25	1,078
2014	38.48	42.52	1,174
2013	29.70	38.48	1,268
2012	25.84	29.70	1,398
2011	26.86	25.84	1,633
2010	23.21	26.86	1,868
2009	17.33	23.21	2,147
2008	30.54	17.33	2,435
2007	26.31	30.54	2,842
Fidelity® VIP Equity-Income Portfolio – Initial Class
2016	27.24	31.74	443
2015	28.74	27.24	487
2014	26.78	28.74	544
2013	21.17	26.78	593
2012	18.29	21.17	634
2011	18.35	18.29	729
2010	16.14	18.35	861
2009	12.56	16.14	978
2008	22.19	12.56	1,111
2007	22.14	22.19	1,365
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2016	11.72	11.58	22
2015	11.27	11.72	21
2014(d)	10.00	11.27	4
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2016	29.30	32.37	251
2015	30.17	29.30	291
2014	28.83	30.17	329
2013	21.49	28.83	364
2012	19.01	21.49	406
2011	21.60	19.01	491
2010	17.02	21.60	560
2009	12.34	17.02	576
2008	20.70	12.34	634
2007	18.18	20.70	740
Invesco V.I. American Value Fund – Series II Shares

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
2016	11.40	12.97	26
2015	12.75	11.40	34
2014	11.80	12.75	20
2013(c)	10.00	11.80	7
Invesco V.I. International Growth Fund – Series II Shares
2016	9.31	9.12	50
2015	9.68	9.31	45
2014(d)	10.00	9.68	7
Janus Aspen Global Research Portfolio – Institutional Shares
2016	22.49	22.66	721
2015	23.31	22.49	799
2014	21.98	23.31	864
2013	17.34	21.98	951
2012	14.63	17.34	1,044
2011	17.18	14.63	1,178
2010	15.03	17.18	1,331
2009	11.06	15.03	1,499
2008	20.24	11.06	1,684
2007	18.71	20.24	1,986
MFS® Investors Trust Series – Initial Class
2016	17.88	19.17	70
2015	18.07	17.88	76
2014	16.50	18.07	76
2013	12.66	16.50	79
2012	10.76	12.66	79
2011	11.14	10.76	80
2010	10.16	11.14	92
2009	8.11	10.16	104
2008	12.28	8.11	111
2007	11.28	12.28	128
MFS® Research Series – Initial Class
2016	19.44	20.87	53
2015	19.54	19.44	55
2014	17.96	19.54	65
2013	13.76	17.96	68
2012	11.88	13.76	79
2011	12.09	11.88	96
2010	10.57	12.09	113
2009	8.20	10.57	130
2008	13.01	8.20	155
2007	11.64	13.01	181
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2016	11.54	12.13	78
2015	11.47	11.54	84
2014	8.98	11.47	67
2013(c)	10.00	8.98	17
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2016	23.74	24.41	75
2015	23.81	23.74	79
2014	22.48	23.81	70
2013	17.22	22.48	78
2012	15.56	17.22	87
2011	15.72	15.56	72
2010	12.37	15.72	68
2009	9.54	12.37	61
2008	17.11	9.54	67
2007	14.19	17.11	72
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2016	10.53	11.06	98
2015	10.65	10.53	86
2014(d)	10.00	10.65	47
PIMCO VIT Low Duration Portfolio – Advisor Class
2016(f)	10.00	9.97	5

	Accumulation unit value		Number of accumulation units
Separate Account II	Beginning of period	End of period
PIMCO VIT Total Return Portfolio – Advisor Class
2016	10.04	10.17	84
2015	10.14	10.04	74
2014(d)	10.00	10.14	18
Victory VIF Diversified Stock Fund – Class A Shares
2016	17.93	18.39	41
2015	18.75	17.93	43
2014	17.23	18.75	54
2013	13.04	17.23	63
2012	11.36	13.04	62
2011	12.35	11.36	76
2010	11.14	12.35	85
2009	8.88	11.14	95
2008	14.48	8.88	119
2007	13.34	14.48	110

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
(Accumulation unit value in dollars and number of accumulation units in thousands)
MainStay VP Absolute Return Multi-Strategy – Service Class
2016	8.70	8.57	48
2015	9.58	8.70	55
2014	11.04	9.58	100
2013(c)	10.00	11.04	83
MainStay VP Balanced – Service Class
2016	16.29	17.68	187
2015	16.98	16.29	200
2014	15.56	16.98	207
2013	12.96	15.56	205
2012	11.72	12.96	182
2011	11.58	11.72	203
2010	10.35	11.58	239
2009	8.54	10.35	281
2008	11.55	8.54	374
2007	11.41	11.55	504
MainStay VP Bond – Initial Class
2016	23.59	24.10	263
2015	23.84	23.59	297
2014	22.82	23.84	333
2013	23.55	22.82	432
2012	22.80	23.55	585
2011	21.54	22.80	642
2010	20.23	21.54	735
2009	19.02	20.23	814
2008	18.57	19.02	879
2007	17.67	18.57	1,074
MainStay VP Common Stock – Initial Class
2016	47.85	51.54	407
2015	48.07	47.85	466
2014	42.52	48.07	526
2013	31.75	42.52	593
2012	27.56	31.75	641
2011	27.49	27.56	752
2010	24.73	27.49	895
2009	20.47	24.73	1,057
2008	32.60	20.47	1,254
2007	31.41	32.60	1,551
MainStay VP Conservative Allocation – Service Class
2016	14.66	15.35	437
2015	15.10	14.66	516
2014	14.70	15.10	537
2013	13.21	14.70	494
2012	12.12	13.21	520
2011	11.96	12.12	570
2010	10.85	11.96	634
2009	9.01	10.85	614
2008	11.22	9.01	706
2007	10.60	11.22	578
MainStay VP Convertible – Initial Class
2016	32.47	35.92	210
2015	33.33	32.47	235
2014	31.27	33.33	264
2013	25.28	31.27	282
2012	23.46	25.28	297
2011	24.96	23.46	357
2010	21.45	24.96	414
2009	14.88	21.45	464
2008	22.98	14.88	513
2007	20.27	22.98	632
MainStay VP Cornerstone Growth – Initial Class
2016	34.22	33.91	951

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2015	33.79	34.22	1,039
2014	31.46	33.79	1,153
2013	25.56	31.46	1,287
2012	22.52	25.56	1,444
2011	23.14	22.52	1,614
2010	20.89	23.14	1,840
2009	15.77	20.89	2,159
2008	26.14	15.77	2,553
2007	23.56	26.14	3,168
MainStay VP Cushing® Renaissance Advantage – Service Class
2016	7.44	9.44	8
2015(e)	10.00	7.44	4
MainStay VP Eagle Small Cap Growth – Initial Class
2016	12.64	13.72	247
2015	12.92	12.64	285
2014	12.77	12.92	321
2013	9.88	12.77	364
2012(b)	10.00	9.88	432
MainStay VP Eagle Small Cap Growth – Service Class
2016	11.45	12.40	28
2015	11.73	11.45	30
2014	11.62	11.73	13
2013(c)	10.00	11.62	21
MainStay VP Emerging Markets Equity – Initial Class
2016	6.71	7.04	282
2015	8.11	6.71	347
2014	9.34	8.11	395
2013	10.00	9.34	443
2012(b)	10.00	10.00	588
MainStay VP Epoch U.S. Equity Yield – Initial Class
2016	19.92	20.62	962
2015	20.97	19.92	1,128
2014	19.51	20.97	1,289
2013	15.17	19.51	1,418
2012	13.30	15.17	1,534
2011	13.67	13.30	1,781
2010	11.73	13.67	2,038
2009	9.18	11.73	2,411
2008	14.90	9.18	2,381
2007	14.13	14.90	583
MainStay VP Epoch U.S. Small Cap – Initial Class
2016	20.61	23.63	139
2015	21.71	20.61	153
2014	20.64	21.71	163
2013	15.16	20.64	181
2012	13.62	15.16	169
2011	14.18	13.62	178
2010	11.49	14.18	210
2009	8.26	11.49	239
2008	15.85	8.26	106
2007	11.80	15.85	158
MainStay VP Floating Rate – Service Class
2016	12.15	12.97	362
2015	12.29	12.15	384
2014	12.37	12.29	413
2013	12.03	12.37	478
2012	11.40	12.03	470
2011	11.33	11.40	388
2010	10.65	11.33	421
2009	8.09	10.65	438
2008	10.65	8.09	365
2007	10.54	10.65	764
MainStay VP Government – Initial Class
2016	22.51	22.46	264

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2015	22.69	22.51	299
2014	21.97	22.69	328
2013	22.82	21.97	377
2012	22.24	22.82	498
2011	21.26	22.24	600
2010	20.44	21.26	711
2009	20.38	20.44	853
2008	18.80	20.38	1,076
2007	17.86	18.80	1,022
MainStay VP Growth Allocation – Service Class
2016	14.40	15.26	143
2015	15.10	14.40	169
2014	14.62	15.10	189
2013	11.35	14.62	151
2012	9.98	11.35	204
2011	10.41	9.98	240
2010	9.19	10.41	277
2009	7.29	9.19	317
2008	11.87	7.29	345
2007	10.92	11.87	370
MainStay VP High Yield Corporate Bond – Initial Class
2016	37.09	42.56	1,035
2015	38.18	37.09	1,156
2014	38.00	38.18	1,340
2013	36.10	38.00	1,588
2012	32.25	36.10	1,770
2011	30.75	32.25	1,882
2010	27.64	30.75	2,212
2009	19.61	27.64	2,408
2008	26.18	19.61	2,640
2007	25.92	26.18	3,670
MainStay VP Income Builder – Initial Class
2016	36.01	38.85	742
2015	37.80	36.01	841
2014	35.43	37.80	933
2013	30.32	35.43	1,011
2012	26.71	30.32	1,097
2011	25.99	26.71	1,233
2010	22.94	25.99	1,412
2009	18.81	22.94	1,646
2008	26.08	18.81	1,979
2007	24.57	26.08	2,532
MainStay VP International Equity – Initial Class
2016	25.26	23.70	187
2015	24.11	25.26	216
2014	25.08	24.11	234
2013	22.07	25.08	259
2012	18.72	22.07	297
2011	22.58	18.72	353
2010	21.81	22.58	394
2009	18.51	21.81	459
2008	25.23	18.51	564
2007	24.36	25.23	743
MainStay VP Janus Balanced – Initial Class
2016	13.19	13.63	1,242
2015	13.27	13.19	1,405
2014	12.37	13.27	1,572
2013	10.43	12.37	1,725
2012(b)	10.00	10.43	1,935
MainStay VP Large Cap Growth – Initial Class
2016	25.96	25.05	159
2015	24.77	25.96	196
2014	22.69	24.77	184
2013	16.84	22.69	203

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2012	15.08	16.84	258
2011	15.32	15.08	228
2010	13.36	15.32	225
2009	9.67	13.36	279
2008	16.00	9.67	262
2007	13.36	16.00	283
MainStay VP MFS® Utilities – Service Class
2016	11.91	13.07	683
2015	14.13	11.91	786
2014	12.73	14.13	949
2013	10.75	12.73	936
2012(b)	10.00	10.75	952
MainStay VP Mid Cap Core – Initial Class
2016	27.88	30.59	257
2015	29.32	27.88	283
2014	25.97	29.32	322
2013	18.50	25.97	340
2012	15.95	18.50	353
2011	16.66	15.95	435
2010	13.65	16.66	505
2009	10.10	13.65	577
2008	17.71	10.10	316
2007	17.08	17.71	411
MainStay VP Moderate Allocation – Service Class
2016	14.86	15.57	564
2015	15.34	14.86	666
2014	14.89	15.34	797
2013	12.70	14.89	709
2012	11.45	12.70	615
2011	11.52	11.45	595
2010	10.35	11.52	658
2009	8.45	10.35	754
2008	11.48	8.45	694
2007	10.72	11.48	596
MainStay VP Moderate Growth Allocation – Service Class
2016	14.96	15.84	522
2015	15.56	14.96	577
2014	15.10	15.56	525
2013	12.18	15.10	572
2012	10.79	12.18	609
2011	11.09	10.79	674
2010	9.85	11.09	706
2009	7.79	9.85	695
2008	11.72	7.79	766
2007	10.88	11.72	735
MainStay VP PIMCO Real Return – Service Class
2016	9.07	9.41	103
2015	9.44	9.07	99
2014	9.35	9.44	132
2013	10.44	9.35	205
2012(b)	10.00	10.44	381
MainStay VP S&P 500 Index – Initial Class
2016	50.91	56.10	816
2015	51.02	50.91	917
2014	45.60	51.02	999
2013	34.99	45.60	1,102
2012	30.65	34.99	1,200
2011	30.49	30.65	1,373
2010	26.92	30.49	1,554
2009	21.60	26.92	1,790
2008	34.75	21.60	2,167
2007	33.45	34.75	2,726
MainStay VP Small Cap Core – Service Class
2016(f)	10.00	11.79	57

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
MainStay VP T. Rowe Price Equity Income – Initial Class
2016	13.43	15.75	379
2015	14.60	13.43	436
2014	13.72	14.60	494
2013	10.67	13.72	546
2012(b)	10.00	10.67	577
MainStay VP U.S. Government Money Market – Initial Class
2016	1.33	1.31	4,759
2015	1.35	1.33	4,442
2014	1.36	1.35	3,667
2013	1.38	1.36	5,734
2012	1.40	1.38	6,226
2011	1.42	1.40	8,756
2010	1.44	1.42	7,956
2009	1.46	1.44	10,684
2008	1.44	1.46	17,809
2007	1.39	1.44	12,112
MainStay VP Unconstrained Bond – Service Class
2016	10.83	11.46	156
2015	11.27	10.83	170
2014	11.23	11.27	242
2013	10.95	11.23	167
2012	9.76	10.95	90
2011(a)	10.00	9.76	35
MainStay VP VanEck Global Hard Assets – Initial Class
2016	5.22	7.38	566
2015	7.88	5.22	483
2014	8.98	7.88	567
2013	8.98	9.83	589
2012(b)	10.00	8.98	818
American Funds IS® Global Small Capitalization Fund SM – Class 4
2016	9.21	9.26	4
2015(e)	10.00	9.21	4
American Funds IS® New World Fund® – Class 4
2016	8.75	9.07	18
2015	9.17	8.75	13
2014(d)	10.00	9.17	5
BlackRock® Global Allocation V.I. Fund – Class III
2016	10.78	11.04	104
2015	11.03	10.78	118
2014	10.96	11.03	121
2013	9.71	10.96	101
2012	8.94	9.71	88
2011(a)	10.00	8.94	44
BlackRock® High Yield V.I. Fund – Class III
2016	9.34	10.40	16
2015	9.84	9.34	13
2014(d)	10.00	9.84	12
Columbia Variable Portfolio – Commodity Strategy Fund – Class 2
2016	7.55	8.37	5
2015(e)	10.00	7.55	0
Columbia Variable Portfolio – Emerging Markets Bond Fund – Class 2
2016	9.42	10.33	5
2015(e)	10.00	9.42	0
Columbia Variable Portfolio – Small Cap Value Fund – Class 2
2016	17.25	22.60	36
2015	18.65	17.25	42
2014	18.34	18.65	42
2013	13.86	18.34	45
2012	12.62	13.86	48
2011	13.62	12.62	59
2010	10.91	13.62	73
2009	8.84	10.91	92
2008	12.47	8.84	117

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2007	12.97	12.47	138
Deutsche Alternative Asset Allocation VIP – Class B
2016(f)	10.00	10.05	1
Dreyfus IP Technology Growth Portfolio – Initial Shares
2016	18.49	19.12	64
2015	17.65	18.49	88
2014	16.74	17.65	70
2013	12.77	16.74	83
2012	11.19	12.77	80
2011	12.29	11.19	68
2010	9.58	12.29	71
2009	6.16	9.58	82
2008	10.61	6.16	72
2007	9.37	10.61	108
Fidelity® VIP Contrafund® Portfolio – Initial Class
2016	43.08	45.93	491
2015	43.35	43.08	547
2014	39.23	43.35	589
2013	30.28	39.23	656
2012	26.35	30.28	742
2011	27.38	26.35	857
2010	23.67	27.38	1,001
2009	17.67	23.67	1,168
2008	31.14	17.67	1,436
2007	26.82	31.14	1,758
Fidelity® VIP Equity-Income Portfolio – Initial Class
2016	27.45	31.98	230
2015	28.96	27.45	265
2014	26.98	28.96	299
2013	21.33	26.98	339
2012	18.42	21.33	351
2011	18.48	18.42	413
2010	16.26	18.48	489
2009	12.65	16.26	614
2008	22.35	12.65	802
2007	22.30	22.35	1,018
Fidelity® VIP Growth Opportunities Portfolio – Service Class 2
2016	11.72	11.58	21
2015	11.27	11.72	23
2014(d)	10.00	11.27	6
Fidelity® VIP Mid Cap Portfolio – Service Class 2
2016	28.80	31.82	130
2015	29.66	28.80	153
2014	28.34	29.66	171
2013	21.13	28.34	179
2012	18.69	21.13	199
2011	21.24	18.69	225
2010	16.73	21.24	263
2009	12.13	16.73	296
2008	20.35	12.13	343
2007	17.87	20.35	441
Invesco V.I. American Value Fund – Series II Shares
2016	11.40	12.97	15
2015	12.75	11.40	18
2014	11.80	12.75	11
2013(c)	10.00	11.80	6
Invesco V.I. International Growth Fund – Series II Shares
2016	9.31	9.12	18
2015	9.68	9.31	16
2014(d)	10.00	9.68	7
Janus Aspen Global Research Portfolio – Institutional Shares
2016	22.44	22.61	332
2015	23.27	22.44	393
2014	21.94	23.27	441

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2013	17.31	21.94	488
2012	14.60	17.31	570
2011	17.15	14.60	663
2010	15.00	17.15	757
2009	11.03	15.00	895
2008	20.20	11.03	1,045
2007	18.67	20.20	1,301
MFS® Investors Trust Series – Initial Class
2016	17.40	18.65	37
2015	17.59	17.40	38
2014	16.05	17.59	42
2013	12.32	16.05	46
2012	10.47	12.32	43
2011	10.84	10.47	48
2010	9.89	10.84	50
2009	7.89	9.89	66
2008	11.95	7.89	76
2007	10.98	11.95	92
MFS® Research Series – Initial Class
2016	19.70	21.14	30
2015	19.80	19.70	40
2014	18.20	19.80	43
2013	13.94	18.20	47
2012	12.04	13.94	46
2011	12.25	12.04	45
2010	10.71	12.25	52
2009	8.31	10.71	67
2008	13.17	8.31	80
2007	11.79	13.17	118
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
2016	11.54	12.13	60
2015	11.47	11.54	56
2014	8.98	11.47	84
2013(c)	10.00	8.98	4
Neuberger Berman AMT Mid Cap Growth Portfolio – Class S
2016	24.89	25.60	42
2015	24.97	24.89	53
2014	23.57	24.97	34
2013	18.05	23.57	44
2012	16.32	18.05	51
2011	16.49	16.32	43
2010	12.97	16.49	51
2009	10.01	12.97	49
2008	17.95	10.01	59
2007	14.88	17.95	68
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class
2016	10.53	11.06	41
2015	10.65	10.53	29
2014(d)	10.00	10.65	30
PIMCO VIT Low Duration Portfolio – Advisor Class
2016(f)	10.00	9.97	4
PIMCO VIT Total Return Portfolio – Advisor Class
2016	10.04	10.17	15
2015	10.14	10.04	93
2014(d)	10.00	10.14	23
Victory VIF Diversified Stock Fund – Class A Shares
2016	17.45	17.89	15
2015	18.24	17.45	21
2014	16.77	18.24	22
2013	12.69	16.77	27
2012	11.05	12.69	24
2011	12.02	11.05	26
2010	10.84	12.02	38
2009	8.64	10.84	51

	Accumulation unit value		Number of accumulation units
Separate Account I	Beginning of period	End of period
2008	14.09	8.64	64
2007	12.98	14.09	87

(a)	For the period May 1, 2011 (commencement of operations in the Separate Account) through December 31, 2011.
(b)	For the period February 17, 2012 (commencement of operations in the Separate Account) through December 31, 2012.
(c)	For the period May 1, 2013 (commencement of operations in the Separate Account) through December 31, 2013.
(d)	For the period May 1, 2014 (commencement of operations in the Separate Account) through December 31, 2014.
(e)	For the period May 1, 2015 (commencement of operations in the Separate Account) through December 31, 2015.
(f)	For the period May 1, 2016 (commencement of operations in the Separate Account) through December 31, 2016.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

AND THE SEPARATE ACCOUNT

New York Life Insurance and Annuity Corporation

New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this Prospectus, NYLIAC offers life insurance policies and other annuities.

NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $152.6 billion at the end of 2016. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements. The obligations under the policies are obligations of NYLIAC.

The Separate Accounts

Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.

Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC’s other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.

Separate Accounts-I and II currently have 59 Investment Divisions, some of which may not be available under your policy; Separate Account-III currently has 83 Investment Divisions, some of which may not be available under your policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

The Portfolios

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

We offer no assurance that any of the Eligible Portfolios will attain their respective stated objectives.

The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called “mixed funding.” The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund’s investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.

The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the Mainstay VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.

We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution, and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees charged by the Fund and deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts ranging from 0.15% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

Asset Allocation Models

The Asset Allocation Models are available at no extra charge. You can select only one Asset Allocation Model at a time.

Each Asset Allocation Model specifies percentage allocations among various Investment Divisions available through your policy. If you wish to allocate your Accumulation Value to an Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The Asset Allocation Models are static, but gains and/or losses from the Funds in a model will cause the model’s original percentages to shift. You may rebalance your allocation(s) to an Asset Allocation Model to reflect the model’s original percentages by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The available Asset Allocation Models may change from time to time. We may create new Asset Allocation Models with asset allocations or Investment Divisions that vary from those of existing Asset Allocation Models. We will provide written notice if we offer new Asset Allocation Models, if there is a material change in our arrangement with NYLIM regarding the Asset Allocation Model program, or if we terminate our Asset Allocation Model program. We will not reallocate your Accumulation Value, or change your premium allocation instructions, in response to these changes. However, the Investment Divisions and allocation percentages for your model could change due to events such as mergers, substitutions, liquidations or closures. We will notify you in writing of any such events.

You can get information about new or updated Asset Allocation Models, or about Asset Allocation Models that are no longer available for new investment, by contacting your registered representative. You should consult your registered representative periodically to consider whether any Asset Allocation Model you have selected is still appropriate for you. If you wish to remove funds from your current Asset Allocation Model and/or allocate funds to a currently offered Asset Allocation Model, you may do so by notifying us in writing at one of the addresses listed in Question 15 of this Prospectus.

The currently offered Asset Allocation Models are available to all policyholders. Any previously offered Asset Allocation Models are available only to those policyholders who allocated to those Asset Allocation Models when they were offered. You can select only one Asset Allocation Model at a time. If you transfer out of an Asset Allocation Model that is no longer offered, you will not be able to transfer back into that Asset Allocation Model. Transfers into or out of an Asset Allocation Model count as one transfer and are subject to the conditions and restrictions listed in “THE POLICIES”.

You may change your allocation to a particular Asset Allocation Model at any time and reallocate your Accumulation Value to other Investment Divisions or another available Asset Allocation Model. For example, if you have allocated to an Asset Allocation Model and you later decide you prefer different percentage allocations among the Investment Divisions than those specified by the Asset Allocation Model, you will need to transfer out of that Asset Allocation Model and allocate your Accumulation Value to those Investment Divisions in the percentages you want. (See “THE POLICIES—

Transfers”.) If you then want your Accumulation Value to remain at the new percentages you selected, you should ensure that the AAR feature is in effect and accurately reflects your choice of investment percentages for each Investment Division. (See “THE POLICIES—Automatic Asset Reallocation”.) You may also have amounts held under the Interest Sweep option allocated to an Asset Allocation Model.

We have no discretionary authority or control over your investment decisions. The Asset Allocation Models are comprised of then available Investment Divisions and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, and Fund prospectuses) that can help you select an Asset Allocation Model, but we do not recommend any particular Asset Allocation Model or otherwise provide advice as to what Asset Allocation Model may be appropriate for you. Consequently, you are responsible for your decision to allocate your Accumulation Value to an Asset Allocation Model, and to select the Asset Allocation Model that is best for you.

Asset allocation does not guarantee that your Accumulation Value will increase or protect against losses in a declining market. Tools used to assess your risk tolerance, such as the Investor Profile, may not be accurate and could be less effective if your circumstances change over time. We reserve the right to terminate or change the asset allocation program at any time. As noted above, if the program is terminated or changed, we will not reallocate your Accumulation Value. If you want to reallocate your Accumulation Value, you will need to send us a transfer request to one of the addresses in Question 15, by telephone, or through “My Account” at www.newyorklife.com. (See “THE POLICIES—Transfers”.)

An Asset Allocation Model may not perform as intended. Hence, it may not achieve its investment objective or reduce volatility. When considering an Asset Allocation Model for your situation, you should consider your other assets, income and investments in addition to this policy. An Asset Allocation Model may perform better or worse than any single investment option or any other combination of investment options. Asset Allocation does not guarantee that your Accumulation Value will increase, or protect against losses. In addition, the timing of your investment and any rebalancing may affect performance.

Because returns from each Investment Division in the Asset Allocation Models will vary, over time the percentage of your policy’s Accumulation Value that is allocated to each Investment Division in the Asset Allocation Model you select may not remain at the initial percentages. To keep your Accumulation Value at these initial percentages in line with your current investment objective, consider choosing the Automatic Asset Reallocation option. (See “THE POLICIES—Automatic Asset Reallocation”.)

Rebalancing or periodic updating of Asset Allocation Models can cause the Eligible Portfolios underlying in the Investment Divisions that make up a model to need to raise cash for money flowing out of the Funds or vice versa. In order to raise cash, those Funds may need to sell assets at prices lower than otherwise expected, which can hurt Fund share prices. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These transactions and expenses can adversely affect the performance of the relevant Funds and of the Asset Allocation Models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund’s prospectus.

Conflicts of Interest

New York Life Investment Management LLC (“New York Life Investments”), an affiliate of NYLIAC and the Investment Adviser to the MainStay VP Funds Trust, designed the Asset Allocation Models. While the Asset Allocation Models are designed to offer you a convenient way to make allocation decisions, you should be aware that New York Life Investments is subject to competing interests that may have influenced its decision-making with regard to the composition of the Asset Allocation Models. For example, because New York Life Investments receives fees for advising the MainStay VP Funds Trust, it benefits from including a relatively high percentage of these Investment Divisions in the Asset Allocation Models. MainStay VP Investment Divisions also predominate in the Asset Allocation Models because they represent the majority of Investment Divisions offered with the policy and are prevalent among the low- and moderate-risk Investment Divisions that make up the Asset Allocation Models. New York Life Investments also did not include certain non-proprietary Investment Divisions in the Asset Allocation Models because their investment profile (e.g., sector-specific concentration or shifting asset composition) was determined to be incompatible with the risk and return profile of the Asset Allocation Models. As Investment Divisions may have been included in an Asset Allocation Model based on asset class exposure, they may have also been selected over Investment Divisions with better past investment performance or lower fees.

As noted above, we receive payments or compensation from the Funds or their Investment Advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to the Eligible Portfolios and their availability through the policies. The amount of this revenue and how it is computed varies by Fund, may be significant, and may create conflicts of interest in the design of the Asset Allocation Models.

The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS

MainStay VP Funds Trust

New York Life Investment

Management LLC

Subadviser:

New York Life Investors LLC (“NYL Investors”)

Subadvisers:

Candriam France S.A.S.,

Cornerstone Capital Management

Holdings (“Cornerstone”), Cushing

Asset Management (“Cushing”), and MacKay Shields LLC (“MacKay”)

Subadvisers: Cornerstone and NYL Investors

Subadviser: Cornerstone

Subadviser: Cushing

Subadvisers:

Candriam Belgium and Cornerstone

Subadviser:

Eagle Asset Management, Inc.

Subadviser: Epoch Investment

Partners, Inc. (“Epoch”)

Subadviser:

Janus Capital Management LLC

Subadviser: Massachusetts Financial ServicesCompany (“MFS”)

Subadviser:

Pacific Investment Management

Company LLC

Subadviser:

T. Rowe Price Associates, Inc.

Subadviser:

Van Eck Associates Corporation

Subadviser: MacKay

Subadviser: Winslow Capital

Management, Inc.

Subadvisers: Epoch and MacKay

MainStay VP Conservative Allocation

MainStay VP Growth Allocation

MainStay VP Moderate Allocation

MainStay VP Moderate Growth Allocation

MainStay VP Bond

MainStay VP Floating Rate

MainStay VP Indexed Bond

MainStay VP U.S. Government Money Market

MainStay VP Absolute Return Multi-
Strategy

MainStay VP Balanced

MainStay VP Common Stock

MainStay VP Cornerstone Growth

MainStay VP International Equity

MainStay VP Mid Cap Core

MainStay VP S&P 500 Index

MainStay VP Small Cap Core

MainStay VP Cushing Renaissance Advantage

MainStay VP Emerging Markets Equity

MainStay VP Eagle Small Cap Growth*

MainStay VP Epoch U.S. Equity Yield

MainStay VP Epoch U.S. Small Cap

MainStay VP Janus Balanced*

MainStay VP MFS® Utilities

MainStay VP PIMCO Real Return

MainStay VP T. Rowe Price Equity Income

MainStay VP VanEck Global Hard Assets

MainStay VP Convertible

MainStay VP Government;

MainStay VP High Yield Corporate Bond

MainStay VP Unconstrained Bond

MainStay VP Large Cap Growth

MainStay VP Income Builder

FUND	INVESTMENT ADVISERS	ELIGIBLE PORTFOLIOS
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.	Invesco V.I. American Value Fund Invesco V.I. International Growth Fund

American Funds Insurance Series®	Capital Research and Management Company (“CRMC”)	American Funds IS® Global Small Capitalization Fund® American Funds IS® New World Fund®

BlackRock® Variable Series Funds, Inc.	BlackRock Advisors, LLC	BlackRock® Global Allocation V.I. Fund BlackRock® High Yield V.I. Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	ClearBridge Variable Appreciation Portfolio

Columbia Funds Variable Series Trust II Columbia Funds Variable Insurance	Columbia Management Investment Advisers, LLC Commodity Strategy Subadviser: Threadneedle International Limited	Columbia Variable Portfolio — Commodity Strategy Fund Columbia Variable Portfolio — Emerging Markets Bond Fund Columbia Variable Portfolio — Small Cap Value Fund

Deutsche Variable Series II	Deutsche Investment Management Americas Inc.	Deutsche Alternative Asset Allocation VIP

Dreyfus Investment Portfolios	The Dreyfus Corporation	Dreyfus IP Technology Growth Portfolio

Fidelity® Variable Insurance Products Fund	Fidelity Management and Research Company (“FMR”) Subadvisers: FMR Co., Inc. (“FMRC”) and other investment advisers	Fidelity® VIP Contrafund® Portfolio Fidelity® VIP Equity-Income Portfolio Fidelity® VIP Growth Opportunities Portfolio Fidelity® VIP Mid Cap Portfolio

Janus Aspen Series	Janus Capital Management LLC	Janus Aspen Global Research Portfolio

MFS® Variable Insurance Trust MFS® Variable Insurance Trust II	Massachusetts Financial Services Company (“MFS”)	MFS® Investors Trust Series; MFS® Research Series; MFS® International Value Portfolio

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.	Morgan Stanley VIF U.S. Real Estate Portfolio

Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC	Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC (“PIMCO”)	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) PIMCO VIT Low Duration Portfolio PIMCO VIT Total Return Portfolio

Victory Variable Insurance Funds	Victory Capital Management Inc.	Victory VIF Diversified Stock Fund

*	New allocations to the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions will not be accepted from policyowners who were not invested in the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Division on February 17, 2012. For existing policyowners, if you remove all of your Accumulation Value from the MainStay VP Eagle Small Cap Growth – Initial Class or MainStay VP Janus Balanced – Initial Class Investment Divisions on or after February 17, 2012, you will not be able to reinvest in these Investment Divisions.

Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds’ prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen.

You should consult with your registered representative to determine which combination of investment options is most appropriate for you, and periodically review your choices.

Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.

Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.

So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.

Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that are available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website or newspapers and financial and other magazines, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions or an Asset Allocation Model for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.

All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from the portfolio.

Additions, Deletions, or Substitutions of Investments

NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account, which is to serve as the funding vehicle for the Policy and certain other variable annuity policies issued by NYLIAC. An investment in an Eligible Portfolio could become inappropriate if, for example, that Eligible Portfolio performs poorly, undergoes a significant management change, or changes its investment objective or investment policies such that they are no longer consistent with the purposes of the policies funded by the Separate Account.

To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment, or other conditions so warrant. We will make any new Investment Divisions available to existing policyowners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment, or other conditions warrant. Please note that any such changes could affect the performance of the Asset Allocation Models.

In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine it with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account as permitted by law.

Reinvestment

We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

THE POLICIES

This is a flexible premium policy, which means additional premium payments can be made. The policy is issued on the lives of individual Annuitants.

The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions or Asset Allocation Model you select, as well as the interest credited on the Fixed Account Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model. We offer no assurance that the investment objectives of the Investment Divisions or an Asset Allocation Model will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account or an Asset Allocation Model are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.

As the Owner of the policy, you have the right to (a) change a revocable Beneficiary, (b) name a new Owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a Payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete our approved “Transfer of Ownership” form in effect at the time of the request. This change will take effect as of the date you signed the form, subject to any payment we made or other action we took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth, and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your registered representative or contact us for specific information that may be applicable to your state.

Selecting the Variable Annuity That’s Right for You

In addition to the policies described in this Prospectus, we offer other variable annuities, each having different features, fees, and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon, and policy feature preferences.

The availability of optional policy features may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the Policy Date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying funds. Please read the prospectuses carefully before investing.

Qualified and Non-Qualified Policies

We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. Non-Qualified Policies provide for retirement income other than through a tax-qualified plan. Qualified Policies are for use with any one of the tax-qualified plans listed below.

(1)	Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer’s plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS—Qualified Policies—Important Information Regarding Final Code Section 403 (b) Regulations). We will no longer be accepting contributions for policies issued in connection with ERISA 403(b) plans;

(2)	Section 408 or 408A Individual Retirement Annuities (IRAs), including: Roth IRAs, SEP and SIMPLE IRAs

(3)	Section 457 Deferred Compensation Plans.

Please see “FEDERAL TAX MATTERS” for a detailed description of these plans.

If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. These additional features and benefits include:

•	A guaranteed death benefit, as explained in this Prospectus.

•	The option for you to receive a guaranteed stream of Income Payments for life after you have owned the policy for one year.

•	A Fixed Account that features a guaranteed fixed interest rate.

•	An optional Interest Sweep feature that automatically transfers interest earned on monies in the Fixed Account to Investment Divisions offered under the policy.

•	The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal adviser to determine if the policy is suitable for your tax qualified plan.

Policy Application and Premium Payments

To purchase a policy, you must complete an application. The application is sent by your registered representative to NYLIAC’s Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is in Good Order, we will credit the initial premium payment to the Allocation Options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If we cannot credit the initial premium payment within five Business Days after we receive it because the application is not in Good Order, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC’s retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will refund the initial premium payment immediately.

Acceptance of applications is subject to NYLIAC’s rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If we issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner.

You may allocate premium payments in up to 18 Investment Divisions, some of which may not be available under your policy, the Asset Allocation Models, as well as the Fixed Account. You may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Option at the time a premium payment is made.

We no longer accept new applications for this policy. You may make additional premium payments of at least $50 each or such lower amount as we may permit at any time. Acceptance of premium payments is subject to our Suitability Standards. The currently available methods of payment are direct payments to NYLIAC, pre- authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

For policies investing in Separate Accounts–I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

(a)	For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

(b)	For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension (“SEP”) plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

(c)	For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

(d)	For Individual Retirement Annuity (“IRA”) policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre- authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

Tax-Free Section 1035 Exchanges

Subject to certain restrictions, you can make a tax-free exchange under Section 1035 of the Code of all or a portion of one annuity contract, or all of a life insurance policy for an annuity contract. Section 1035 also provides that an annuity contract may be exchanged in a tax-free transaction for a long-term care insurance policy. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this Prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there may be a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different,

•	you will no longer have access to any benefits from your previous contract (or the benefits may be different), and

•	access to your cash value following a partial exchange may be subject to tax-related limitations.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a 10% federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest. New York Life may accept electronically transmitted instructions from your registered representative or from another insurance carrier for the purpose of effecting a 1035 exchange. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Payments Returned for Insufficient Funds

If your premium payment is returned for insufficient funds, we reserve the right to reverse the Investment Options chosen and charge you a $20 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in Good Order at one of the addresses noted in Question 15 of this Prospectus, and we agree.

Your Right to Cancel (“Free Look”)

The policies are no longer available for new sales. When you purchased your policy, you had the right to cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you needed to return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the registered representative through whom you purchased it, with a written request for cancellation. Except where you were entitled by law to receive the total of premium payments less any prior partial withdrawals, we would have promptly returned the Accumulation Value calculated as of the Business Day that either the registered representative through whom you purchased the policy or VPSC received the policy along with a written request for cancellation in Good Order, but without any deduction for premium taxes or a surrender charge. We set forth the Free Look provision in your policy.

If you are entitled to receive the total of premium payments less any prior withdrawals, but your Accumulation Value is higher than that amount as of the date your written request for cancellation is received in Good Order, we will return the Accumulation Value, calculated as set forth above and subject to the deductions noted above.

Issue Ages

To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85.

For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan.

Transfers

You may transfer amounts between Investment Divisions of the Separate Account, an Asset Allocation Model or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions, an Asset Allocation Model or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

There is no charge for the first twelve transfers in any one Policy Year. Any transfer into or out of an Asset Allocation Model counts as one transfer. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the “FIXED ACCOUNT.”)

You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See “Online Service and Interactive Voice Response System (IVR)”).

•	submit your request in writing on a form we approve to the VPSC at one of the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);

•	use the IVR at 800-598-2019;

•	speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or

•	make your request through “My Account” at www.newyorklife.com.

We do not currently accept faxed or e-mailed transfer requests, however, we reserve the right to accept them at our discretion. NYLIAC is not liable for any loss, cost or expense for action based on telephone or electronic instructions which are believed to be genuine in accordance with these procedures. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time or received on a non-Business Day, will be priced as of the next Business Day.

Limits on Transfers

Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:

•	reject a transfer request from you or from any person acting on your behalf;

•	restrict the method of making a transfer;

•	charge you for any redemption fee imposed by an underlying fund; or

•	limit the dollar amount, frequency, or number of transfers.

Currently, if you or someone acting on your behalf requests by telephone and/or electronically transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will send you a letter notifying you that the transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions or an Asset Allocation Model on three or more days within any 60-day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when we take this action.

We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging programs, Automatic Asset Reallocation, and Interest Sweep options.

We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the issue date of your policy. All transfers are subject to the limits set forth in this Prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.

We apply our limits on transfers procedures to all owners of this policy without exception.

Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, and/or an Asset Allocation Model the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

•

We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.

•	Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

(1) The underlying fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

(2) The purchase and redemption orders received by the underlying fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

•

Other insurance companies that invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.

•	Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

(1)	an adverse effect on portfolio management, such as:

a)	impeding a portfolio manager’s ability to sustain an investment objective;

b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

c)	causing an underlying fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio.

(2)	increased administrative and Fund brokerage expenses.

(3)	dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying fund portfolio are made when, and if, the underlying fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).

Speculative Investing

Do not purchase this policy if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your policy may not be traded on any stock exchange or secondary market. By purchasing this policy you represent and warrant that you are not using this policy, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

www.newyorklife.com and Interactive Voice Response System (IVR)

Through www.newyorklife.com and the IVR, you can get up-to-date information about your policy and request fund transfers and allocation changes. Through www.newyorklife.com, you can also request partial withdrawals. Policies that are jointly owned may not request transactions through www.newyorklife.com and through the IVR. We may revoke online service and IVR privileges for certain policyowners (see “Limits on Transfers”).

To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via online service or IVR is you or is authorized by you.

In order to obtain policy information online at www.newyorklife.com, you are required to register for access. Visit www.newyorklife.com, click on “My Account” and then click the “Register Now” button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

As described herein, we will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received through IVR or online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.

Financial requests received after 4:00 p.m. (Eastern Time) or on non Business Days will be processed as of the next Business Day.

We make the online service at www.newyorklife.com or IVR available at our discretion. In addition, availability of online service or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while online service at www.newyorklife.com or IVR is unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed in Question 15 of this Prospectus.

Online Service at www.newyorklife.com

Currently, online service at www.newyorklife.com is open Monday through Friday, from 7 a.m. until 4 a.m., Saturday, from 7 a.m. until 10 p.m. and Sunday from 7 a.m. until 8 p.m. (Eastern Time).

By clicking on “My Account” at www.newyorklife.com, you can:

•	e-mail your registered representative or VPSC;

•	obtain current policy values;

•	transfer assets between investment options;

•	request partial withdrawals;

•	change the allocation of future premium payments;

•	reset your password;

•	change your address;

•	obtain service forms;

•	view and download policy statements;

•	set up a new Automatic Asset Reallocation arrangement or modify an existing arrangement;

•	change your phone number or e-mail address;

•	view and update beneficiary information;

•	update your Investor Profile; and

•	enroll in eDelivery of select policy materials.

The online service at www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your Policy online at www.newyorklife.com and clicking on “My Account”. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.

IVR

The IVR is available 24 hours a day, seven days a week.

The IVR enables you to:

•	obtain current Policy values;

•	transfer assets between investment options;

•	change the allocation of future premium payments; and

•	speak with one of our Customer Service Representatives on Business Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time). We record all calls with our Customer Service Representatives.

Cybersecurity Risks

Our variable product business is highly dependent upon the effective operation of our computer systems (including online service at www.newyorklife.com, IVR, and other systems) and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting New York Life Insurance Company and any of its affiliates and other affiliated or unaffiliated third-party service providers may adversely affect us and your policy Accumulation Value. For instance, cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans and transfers) and the processing of orders from www.newyorklife.com, IVR, or with the underlying funds; (ii) impact our ability to calculate accumulation unit values and policy’s Accumulation Values: (iii) cause the release and possible destruction of confidential customer or business information; (iv) subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause us reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.

Registered Representative Actions

You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions. To do so, you must send VPSC a Telephone Authorization Form in Good Order to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (such as Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See “The Policies—Transfers” for information on how to transfer assets between Investment Divisions and/or an Asset Allocation Model.

NYLIAC does not permit former or current registered representatives to obtain authorization to effect policy transactions or access policy information through the Telephone Authorization Form.

You may authorize us to accept electronic instructions from a registered representative or a registered service assistant assigned to your policy in order to make premium allocations, transfers among investment options, Automatic Asset Reallocation (AAR) updates, partial withdrawals and changes to your investment objective and/or risk tolerance. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at that time to be consistent with your investment option transfer and premium allocation changes. To authorize the registered representative(s) or registered service assistants assigned to your policy to make premium allocations and transfers, you must send a completed Variable Product Electronic Trading Authorization Form to VPSC at one of the addresses listed in Question 15 of this Prospectus. You must provide a separate authorization to us in order for your registered representative or the registered service assistant assigned to your policy to be able to make online partial withdrawals on your behalf. Any online partial withdrawal is subject to dollar amount limits that we establish. We may revoke trading authorization privileges for certain policyowners (See “Limits on Transfers”). Trading authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.

NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and other actions, including any limits on transfers.

We may choose to accept forms you have completed that your registered representative or your local General Office transmits to us electronically via our internal secured network. We will accept electronically-transmitted service forms only. For information on how to initiate a transfer between Investment Divisions, or request a withdrawal, please refer to “THE POLICIES — Transfers” or “DISTRIBUTIONS UNDER THE POLICY — Partial Withdrawals”. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.

Dollar Cost Averaging

The main objective of dollar cost averaging is to achieve an average cost per Accumulation Unit that is lower than the average price per Accumulation Unit during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of varying price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.

Under this option, which is available at no additional cost, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (monthly, quarterly, semi-annually or annually). You may not use dollar cost averaging to make transfers into or from an Asset Allocation Model. You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under our Dollar Cost Averaging Option, VPSC must have received a completed Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. You may also process a Dollar Cost Averaging transfer by any other method we make available. If your Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion.

You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to transfer $100 from the MainStay VP U.S. Government Money Market Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

Month	Amount Transferred	Accumulation Unit Value	Accumulation Units Purchased
1	$100	$10.00	10.00
2	$100	$8.00	12.50
3	$100	$12.50	8.00
4	$100	$7.50	13.33

Total	$400	$38.00	43.83

The average unit price is calculated as follows:

Total unit price	=	$38.00	=	$9.50
Number of months		4

The average unit cost is calculated as follows:

Total amount transferred	=	$400.00	=	$9.13
Total units purchased		43.83

In this example, with dollar cost averaging you would have paid an average of $9.13 per unit while the average price per unit during the purchase period was $9.50. Keep in mind that it is also possible for dollar cost averaging to result in a loss. For example, if Accumulation Unit Values had increased rapidly over the four month period used in the example above, you would have achieved a lower average unit cost by making the entire purchase in the first month.

Automatic Asset Reallocation

This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible – Service Class Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity – Service Class Investment Division. Over time, the fluctuations in each of these Investment Division’s investment results will shift the percentages. If you elect the Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may also utilize the Automatic Asset Reallocation Option if your Variable Accumulation Value is allocated to an Asset Allocation Model. You may choose to have reallocations made on your quarterly, semi-annual or annual policy anniversary. To request Automatic Asset Reallocation, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus or use any other method we make available. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If we receive your completed Automatic Asset Reallocation request form for this option less than five Business Days prior to the date you request it to begin, the reallocation will begin on the next rebalancing date based on the rebalancing frequency you selected. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. You may modify an existing Automatic Asset Reallocation option by contacting us by phone at the number provided in Question 16 of this Prospectus. The minimum Accumulation Value required to elect this option is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,500 on a reallocation date. Once the Separate Account Value equals or exceeds this amount, Automatic Asset Reallocation will resume automatically as scheduled. There is no minimum amount that you must allocate among the Investment Divisions under this option. Your Automatic Asset Reallocation will be cancelled if a premium allocation change or transfer is submitted on your behalf that is inconsistent with your current Automatic Asset Reallocation arrangements. You may prevent this cancellation if a conforming Automatic Asset Reallocation change is processed within one Business Day of the inconsistent premium allocation change or transfer.

You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation option, you may send a written cancellation request in Good Order us to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option. However, you have the option of alternating between these two features.

Interest Sweep

This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions or Asset Allocation Model. You must specify the Investment Divisions or Asset Allocation Model, the frequency of the transfers (monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th and 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day). There is no charge imposed for the Interest Sweep option.

You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging or Automatic Asset Reallocation. With an Asset Allocation Model, the Interest Sweep option may be utilized with Automatic Asset Reallocation. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option or the Automatic Asset Reallocation option. We will process the Interest Sweep transfer first.

You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep Option, you must send a written cancellation request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus or contact us by phone at the number provided in Question 16 of this Prospectus. We may also cancel this option if the Fixed Account Accumulation Value is less than $2,500, or such a lower amount as we may determine.

To establish a new Interest Sweep transfer after the option has been cancelled, you must send an Interest Sweep request form in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. You may also process Interest Sweep transfers by any other method we make available. VPSC must receive an Interest Sweep request form in Good Order at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. The minimum Fixed Account Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion.

Accumulation Period

(a) Crediting of Premium Payments

You can allocate a portion of each premium payment to one or more Investment Divisions, one Asset Allocation Model or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). The minimum that you can allocate to an Asset Allocation Model is $25 per Investment Division. Unless we notify you otherwise, we will allocate all premium payments to the Investment Divisions, an Asset Allocation Model and/or the Fixed Account as requested.

We will credit that portion of each premium payment you allocate to an Investment Division (or to each of the Investment Divisions that make up an Asset Allocation Model) in the form of Accumulation Units at the value next determined after we receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See “THE FIXED ACCOUNT” for a description of interest crediting.)

(b) Valuation of Accumulation Units

The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

Riders

At no additional charge, we include a Living Needs Benefit/Unemployment Rider for all types of policies. These riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance (“ESC”) Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved. See below for descriptions of each rider. Please consult with your registered representative regarding the availability of these riders in your state. Please note that benefits under the riders are payable from NYLIAC’s general account and are subject to the claims paying ability of NYLIAC.

(a) Living Needs Benefit/Unemployment Rider

This rider is available at no additional cost. Rider benefits and requirements to qualify for the rider benefits may not be the same in all jurisdictions. In Connecticut, the rider is named the “Living Needs Benefit Rider” and the Unemployment and disability portions of the rider are not available. In New York, the rider is named “Waiver Of Surrender Charges For Living Needs Qualifying Events” and the Unemployment portion of the rider is not available. In New Jersey, the rider is named the “Living Needs Benefit Rider” and the unemployment portion of the rider is not available.

You may be eligible to receive all or a portion of the Accumulation Value of your policy without paying a surrender charge if you provide satisfactory proof that a Qualifying Event (as defined below) has occurred. In order to receive the benefit associated with this rider, your policy must have been in force for at least one year and have a minimum Accumulation Value of $5,000 and the Qualifying Event must occur on or after the Policy Date. For the Disability portion of the rider, any withdrawal after your 66th birthday will not be eligible for the rider benefit and surrender charges may apply. In addition, none of the benefits of this rider are available for policies where any Owner(s) has attained their 86th birthday on the Policy Date.

The types of Qualifying Events are defined as follows:

Health Care Facility: The Owner is enrolled and living in a Health Care Facility for 60 consecutive days.

Terminal Illness: A determination by a licensed physician that the Owner has a life expectancy of 12 months or less.

Disability: A determination by a licensed physician that the Owner has a disability that prevents them from performing any work for pay or profit for at least 12 consecutive months.

Unemployment: A determination letter from the applicable state’s Department of Labor that the Owner qualifies for and has been receiving state unemployment benefits for 60 consecutive days.

A Health Care Facility is defined as a state licensed/certified nursing home/assisted living facility. In addition, we may also require proof of continued disability as of the date of the withdrawal.

You will be able to receive benefits under this rider the later of the date you meet the above requirements or the date we receive your documentation in Good Order at VPSC at one of the addresses listed in Question 15 of this Prospectus. There is no additional charge for this rider.

(b) Living Needs Benefit Rider

If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your documentation in a form acceptable to us at VPSC. There is no additional charge for this rider.

(c) Unemployment Benefit Rider

For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy’s Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state’s Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date we receive your notification at VPSC. There is no additional charge for this rider.

(d) Enhanced Beneficiary Benefit Rider (optional)

The EBB Rider is available only at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you selected this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See “CHARGES AND DEDUCTIONS—Other Charges—Enhanced Beneficiary Benefit Rider Charge.”)

The payment under the EBB Rider is calculated as a percentage of any gain in the policy as of the date we receive a request in Good Order to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

Age of Oldest Owner or Annuitant at Issue	Range of Applicable Percentages
70 or younger	Not less than 40% nor greater than 60%
71 to 75 inclusive	Not less than 20% nor greater than 40%

When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.

The Gain equals the policy’s Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy’s Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.

There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy’s Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES—Riders—Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death, 5) if you transfer ownership of the policy or 6) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse’s death. As discussed below in THE POLICIES—Riders— Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. This rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:

1.	The rider is elected at the time of application;

2.	You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

3.	A withdrawal of $20,000 is made in the fourth Policy Year;

4.	Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

5.	You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

6.	The Enhanced Beneficiary Benefit Rider percentage equals 50%.

First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

Adjusted Premium Payments = $200,000 – $16,000 = $184,000

Third, the Gain is calculated (Accumulation Value – Adjusted Premium Payments):

Gain = $250,000 – $184,000 = $66,000

Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

(e) Enhanced Spousal Continuance Rider (optional)

If you selected the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider is not included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are also the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider.

Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This rider cannot be cancelled without surrendering your policy.

Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

Policyowner Inquiries

Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 of this Prospectus. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within fifteen (15) days of the date of the confirmation with the transaction in question. You must provide us with the nature of the error, the date of the error and any other relevant details.

Records and Reports

NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When we receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks (“Check-o-Matic”), payments forwarded by your employer (“list billing”), or through other payments made by pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. It is important that you review your confirmation and quarterly statements immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within fifteen (15) days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements (see Question 16 of this Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. In addition, no new service requests can be processed until a valid current address is provided.

CHARGES AND DEDUCTIONS

Surrender Charges

Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

If you surrender your policy, we deduct the surrender charge from the amount paid to you. However, you can withdraw any investment gains under your policy without a surrender charge (see “Exceptions to Surrender Charges”, below). In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Options from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Option is less than the necessary surrender charge, we will not process the withdrawal.

The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

Amount of Surrender Charge

Policy Year	Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
10+	0

The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

Exceptions to Surrender Charges

We will not assess a surrender charge:

(a)	on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.

(b)	if NYLIAC cancels the policy;

(c)	when we pay proceeds upon the death of the policyowner or the Annuitant;

(d)	when you elect to receive a Life Income Payment in any Policy Year after the first Policy Anniversary;

(e)	when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

(f)	on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

(g)	on withdrawals you make under the Living Needs Benefit Rider, Unemployment Benefit Rider or Living Needs Benefit/Unemployment Rider, if applicable;

(h)	when the aggregate surrender charges under a policy exceed 9.0% of the total premium payments; and

(i)	on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.

Other Charges

(a) Mortality and Expense Risk Charges

Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy’s Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

(b) Administration Fee

Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

(c) Policy Service Charge

For policies investing in Separate Account III, we deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Option in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

(d) Fund Charges

The value of the assets in the Separate Account will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund’s prospectus and/or Statement of Additional Information.

Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC rules, including Rules 2a-7 or 22c-2 under the Investment Company Act of 1940. In such cases, we would administer the Fund fees and deduct them from you Accumulation Value or transaction proceeds.

(e) Transfer Fees

There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

(f) Enhanced Beneficiary Benefit Rider Charge

If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Option in proportion to its percentage of the Accumulation Value.

The maximum annual charge is 1.00% of the policy’s Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy’s Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this rider.

Group and Sponsored Arrangements

For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

Taxes

NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either: (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC’s status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.

NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See “FEDERAL TAX MATTERS.”) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

DISTRIBUTIONS UNDER THE POLICY

Surrenders and Withdrawals

You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you can send a written request in Good Order to VPSC at one of the addresses listed on Question 15 of this Prospectus, or utilize any other method we make available. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. If the request is in Good Order, the amount available for withdrawal is the Accumulation Value at the end of the Business Day that VPSC receives the written request, less any outstanding loan balance, surrender charges, taxes that we may deduct, and the annual policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. You can also request a partial withdrawal online using “My Account” at www.newyorklife.com. Currently, online withdrawals cannot exceed $10,000. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all required information in Good Order (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS.”)

Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals (the penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA Plan.) (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) In addition, taxable surrenders and withdrawals may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(a) Surrenders

We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send surrender proceeds electronically to that bank account or through the mail to that address. For requests to surrender amounts greater than $50,000, we may require a notarized confirmation of the owner(s) signature or medallion signature guarantee. (See “INCOME PAYMENTS.”) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

(b) Partial Withdrawals

The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Options in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Options, we will allocate the partial withdrawal on a pro-rata basis. Your requested partial withdrawal will be effective on the date we receive your request in Good Order at the VPSC or online, through “My Account” at www.newyorklife.com. However, if that day is not a Business Day or if your request is received after the close of the NYSE, then the requested partial withdrawal will be effective on the next Business Day. Generally, we will pay the partial withdrawal within seven days of that date. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”)

If the requested partial withdrawal is equal to the value in any of the Allocation Options from which the partial withdrawal is being made, we will pay the entire value of that Allocation Option, less any surrender charge that may apply to you. For policies investing in Separate Account-III, if honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, we reserve the right to terminate your policy and pay you the Accumulation Value in a single sum, subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Also note that partial withdrawal requests for amounts greater than $50,000 must be received in Good Order and we may require a notarized confirmation of the Owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in a means acceptable to us, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion.

(c) Periodic Partial Withdrawals

You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Allocation Options from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See “FEDERAL TAX MATTERS—TAXATION OF ANNUITIES IN GENERAL.”) If you do not specify otherwise, we will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

You can elect to receive “Interest Only” periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise.

(d) Hardship Withdrawals

Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be “Hardship Withdrawals.” The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

Required Minimum Distribution Option

For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner’s death.

Our Right to Cancel

If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and, provided that you are not older than the maximum age for making a premium payment as stated on the Policy Data Page, give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

Annuity Commencement Date

The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence (sometimes referred to as annuitization of the policy) under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If we agree, you may defer the Annuity Commencement Date to a later date provided that we receive notice in a form acceptable to us (or as required under state law) of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must provide notice in a form acceptable to us (or as required under state law) in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Death Before Annuity Commencement

Unless amended by any rider attached to the policy, if the Owner or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all other required information in Good Order at one of the addresses listed in Question 15 of this Prospectus. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See “FEDERAL TAX MATTERS—Taxation of Annuities in General.”) For policies owned by a grantor trust, all of whose grantors are individuals, benefits will be paid upon the death of any grantor. That amount will be the greatest of:

(a)	the Accumulation Value, less any outstanding loan balance;

(b)	the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

(c)	the “reset value” plus any additional premium payments made since the most recent “Reset Anniversary,” less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. This feature is only available for policies investing in Separate Account-III.

In states where approved, we recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment (“Reset Anniversary”) until you or the Annuitant reaches age 85. For policies owned by a grantor trust, the Reset Value will be recalculated until any grantor reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary’s Accumulation Value, and (b) the prior Reset Anniversary’s value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

We have set forth below an example of how the death benefit is calculated. In this example, we have assumed the following:

(1)	you purchase a policy with a $200,000 premium payment;

(2)	the Accumulation Value is $250,000 in the second Policy Year;

(3)	$20,000 withdrawal is made prior to the policy’s third Policy Anniversary;

(4)	the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

(5)	you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The	death benefit is the greater of:

(a)	Accumulation Value = $175,000

(b)	Premium payments less any partial withdrawals; or = $180,000 ($200,000 – $20,000)

(c)	Reset value (Accumulation

Value on third Policy Anniversary) = $220,000

The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Option in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that we may offer at any time.

We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice in Good Order. If such an election is properly made, we will apply all or part of these proceeds:

(i)	under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

(ii)	under another Income Payment Option we may offer at the time.

Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner’s death (as determined for federal tax purposes), and must begin within one year after the Owner’s death. (See “INCOME PAYMENTS.”)

If your spouse (as defined under Federal law) is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and, (b) the Annuitant, if you were the Annuitant.

We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See “DELAY OF PAYMENTS)

Income Payments

(a) Election of Income Payment Options

We will make Income Payments under the Life Income – Guaranteed Period Payment option. However, on or before the Annuity Commencement Date, You can elect to receive Income Payments under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is an amount that would provide Income Payments of less than $20 a month on the Annuity Commencement Date. Under the Life Income – Guaranteed Period Payment option, we will make payments in the same specified amount over the life of the Annuitant(s) with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

If the Life Income – Guaranteed Period Payment option is not chosen, you may request another method of payment, if we agree to it, at any time before the Annuity Commencement Date. To change the Income Payment option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in Good Order to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment option, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant(s) will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyholder may elect to apply a portion of the Accumulation Value toward one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. A partial annuitization will reduce the benefits provided under this policy. The Accumulation Value will be reduced by the amount placed under one of the Income Payment options we may offer. Under a partial annuitization, the policy’s Accumulation Value, any riders under the policy and any charges assessed will be treated the same as they would under any other withdrawal from the policy’s Accumulation Value, except that surrender charges will not be assessed. (See “FEDERAL TAX MATTERS.”)

Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

Taxable Income Payments may be subject to an additional 3.8 percent tax on net investment income. (See “FEDERAL TAX MATTERS—3.8 Percent Tax on Certain Investment Income.”)

(b) Proof of Survivorship

We may require satisfactory proof of survival from time to time, before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

Delay of Payments

We will pay any amounts due from the Separate Account under the policy within seven (7) days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a payment request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payment may be delayed:

1.	We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

(a)	The New York Stock Exchange (“NYSE”) is closed, for other than usual weekends or holidays; trading is restricted by the Securities and Exchange Commission (SEC); or the SEC declares that an emergency exists;

(b)	The SEC, by order, permits us to delay payment in order to protect our policyowners; or

(c)	The check used to pay the premium has not cleared through the banking system. This may take up to fifteen (15) days.

2.	We may delay payment of any amounts due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

3.	Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial withdrawals, surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.

Designation of Beneficiary

You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in Good Order sent to one of the addresses listed in Question 15 of this Prospectus, or you may change a Beneficiary using “My Account” at www.newyorklife.com. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your Beneficiary.

If no Beneficiary for any amount payable, or for a stated share, survives you, the right to this amount or this share will pass to your estate. Payment of the proceeds will be made in a single sum to your estate. If any Beneficiary dies at the same time as you, or within fifteen (15) days after your death, but before we receive proof of death and all claim information in Good Order, we will pay any amount payable as though the Beneficiary died first.

Every state has unclaimed property laws, which generally declare an annuity policy to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or the date the death benefit is due and payable. If, after a thorough search, we are unable to locate you after your policy’s Annuity Commencement Date, or if we are unable to locate your Beneficiary if you die before the Annuity Commencement Date, or you or the Beneficiary do not come forward to claim the policy proceeds or death benefit in a timely manner, the proceeds or death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the annuitant last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay back the escheated amount if you or your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019, or send written notice to one of the addresses in Question 15 of the section of the Prospectus entitled, “Questions and Answers About New York Life Flexible Premium Variable Annuity.”

Restrictions Under Code Section 403(b)(11)

With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g., for hardship or due to a severance from employment), it may still be subject to a 10% additional income tax as a premature distribution.

Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

Under the terms of your Code section 403(b) plan, you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

Loans

Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 (ERISA). To request a TSA loan, you must send a written request in Good Order to VPSC. If your address or bank account information has been on file with us for less than 15 days, we may require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. Under your 403(b) policy, you may borrow against your policy’s Accumulation Value after the first Policy Year and prior to the Annuity

Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum Accumulation Value of $5,000 in the policy at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy’s Accumulation Value on the date of the loan or (b) $50,000 minus your highest outstanding principal balance in the previous 12 months from your policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans. The credited interest rate will always be at least equal to the minimum guaranteed interest rate stated on the Policy Data Page.

For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first Business Day of a calendar year or the Moody’s Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first Business Day of the calendar year. We will assess interest in arrears as part of the periodic loan repayments.

You must repay the loan on a periodic basis not less frequent than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

We permit loans to acquire a principal residence under the same terms described above, except that:

(a)	the minimum loan amount is $5,000; and

(b)	repayment of the loan amount may be extended to a maximum of twenty-five years.

We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

THE FIXED ACCOUNT

The Fixed Account is held by assets in NYLIAC’s general account, which includes all of NYLIAC’s assets except those assets specifically allocated to NYLIAC’s separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

(a) Interest Crediting

NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the Policy Data Page of your policy to amounts allocated or transferred to the Fixed Account under the policies. For policies purchased prior to May 1, 2012, please see your Policy’s Data Page for the guaranteed minimum interest rate applicable to your policy. For policies purchased on and after May 1, 2012, the guaranteed minimum interest rate is 1%. Please contact your registered representative for the current guaranteed minimum interest rate. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account.

Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

(b) Transfers to Investment Divisions or an Asset Allocation Model

You may transfer amounts from the Fixed Account to the Investment Divisions or an Asset Allocation Model up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model during any Policy Year is 20% of the Fixed Account Accumulation Value at the beginning of the Policy Year.

2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions or an Asset Allocation Model is the lesser of (i) $500 or (ii) 20% of the Fixed Account Accumulation Value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out (“FIFO”) basis, for purposes of determining the rate at which we credit interest on amounts remaining in the Fixed Account.

3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

(c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

Surrender Charges may be applied to withdrawals from the Fixed Account. (See “SURRENDER CHARGES.”) For policies applied for prior to April 1, 1999, in addition to the “Exceptions to Surrender Charges”, subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary: (1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your registered representative to determine whether this provision is still available in your state.

Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six- month period.

You must make transfer requests in writing in Good Order and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus, by telephone in accordance with established procedures or through our online service at www.newyorklife.com. Faxed and e-mailed requests are not currently acceptable, however, we reserve the right to accept them at our discretion.

We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

See the policy itself for details and a description of the Fixed Account.

FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. A Non-Qualified Policy can provide for retirement income other than through a tax-qualified plan. Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC’s tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

Taxation of Annuities in General

The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner’s Accumulation Value over the policyowner’s investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual’s gross income. For policies issued in connection with qualified plans, the “investment in the contract” can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant’s life and that are paid from TSAs.

Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the “investment in the contract” exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS’s view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the “investment in the contract” will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant’s final tax return.

Effective for amounts received in taxable years beginning after December 31, 2010, a policyowner may elect to apply a portion of the Accumulation Value towards one of the Income Payment options we may offer, while the remainder of the policy continues to accumulate income on a tax-deferred basis. This is called a partial annuitization. If a policyowner chooses to partially annuitize a policy, the resulting payments will be taxed as fixed Income Payments described above, only if such payments are received for one of the following periods: (1) the annuitant’s life (or the lives of the joint annuitants, if applicable), or (2) a period of 10 years or more. Provided such requirements are met, the “investment in the contract” will be allocated pro rata between each portion of the policy from which amounts are received as an annuity and the portion of the policy from which amounts are not received as an annuity.

In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner’s (or, where the policyowner is not an individual, the Annuitant’s) death, (3) made as a result of the policyowner’s disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designated beneficiary (5) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual’s gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

3.8 Percent Tax on Certain Investment Income

In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012 the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this annuity contract.

Partial Section 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract or a long-term care insurance policy. The IRS has issued guidance which provides that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a tax-free exchange, provided that no amounts (other than annuity payments made for life or for a term of at least 10 years) are distributed from either contract involved in the exchange for 180 days following the date of the transfer. If a taxpayer takes a distribution during this 180-day waiting period, the IRS guidance provides that the IRS will apply general tax principles to determine the tax treatment of the transfer and/or the distribution (e.g., in appropriate circumstances, as taxable “boot” or as a taxable distribution, effectively negating the tax-free exchange).

This IRS guidance, however, does not address the tax treatment of a partial exchange of an annuity contract for a long-term care insurance policy. Although we believe that taking a distribution or withdrawal from the Contract described in this prospectus within 180 days of a partial exchange of such Contract for a long-term care insurance policy should not cause such prior partial exchange to be treated as taxable, there can be no assurance that the IRS will not expand the 180-day rule described above to partial exchanges of an annuity contract for a long-term care insurance policy, or that the IRS will not provide other guidance with respect to such partial exchanges. If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Qualified Policies

Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

(a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (“Social Security”) taxes.

Important Information Regarding Final Code Section 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a “90-24 transfer”). Under this guidance, transfers and exchanges (both referred to below as “transfers”) are available only to the extent permitted under the employer’s written Code section 403(b) plan.

Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer’s Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a “failed” transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer’s Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer’s written Code section 403(b) plan no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant’s ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.

You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

(b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA”, including an employer-sponsored Simplified Employee Pension or “SEP”. Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

(c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a “Roth Individual Retirement Annuity” or “Roth IRA.” Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Individuals generally may convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non- Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA provided applicable requirements are met. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

(d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to the claims of the general creditors of, the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

(e) SIMPLE IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2017 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $3,000 for 2017 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.

The Qualified Policies are subject to the required minimum distribution (“RMD”) rules under Code section 401(a)(9) and the regulations issued thereunder. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service (“IRS”). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.

Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

Taxation of Death Benefits

The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors LLC (“NYLIFE Distributors”), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a broker-dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.

The policies are sold by registered representatives of NYLIFE Securities, LLC (“NYLIFE Securities”), a broker- dealer that is an affiliate of NYLIFE Distributors. Your registered representative is also a licensed insurance agent with New York Life. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

NYLIFE Securities and in turn your registered representative, receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation will vary depending on the policy, the age of the Owner and whether the source of funds is from an internal exchange. Differing compensation arrangements have the potential to influence the recommendation made by your registered representative or broker-dealer.

The maximum commission and expense allowance paid to NYLIFE Securities registered representatives is typically 5% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

For Policies Investing in Separate Accounts-I and II:

For the years ended December 31, 2016, 2015 and 2014, NYLIAC paid commissions of $2,484,585, $2,469,449 and $2,499,564, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

For Policies Investing in Separate Account-III:

For the years ended December 31, 2016, 2015 and 2014, NYLIAC paid commissions of $3,332,169, $3,564,140 and $3,992,061, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.

New York Life also has other compensation programs where managers and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates.

NYLIFE Securities registered representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by New York Life depends on the sale of products manufactured and issued by New York Life or its affiliates.

VOTING RIGHTS

The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC’s present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written or electronic communication prior to such meeting in accordance with procedures established by the relevant Fund.

If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

TABLE OF CONTENTS FOR THE

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

How to obtain a New York Life Flexible Premium Variable Annuity Statement of Additional Information.

The New York Life Flexible Premium Variable Annuity Statement of Additional Information is posted on our website, www.newyorklife.com. For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

            NYLIAC Variable Products Service Center

            Madison Square Station

            P.O. Box 922

            New York, NY 10159

Please send me a New York Life Flexible Premium Variable Annuity Statement of Additional Information

dated May 1, 2017:

Name

Address

City	State	Zip

Statement of Additional Information

May 1, 2017

for

New York Life Flexible Premium Variable Annuity

From

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a Delaware Corporation)

51 Madison Avenue, Room 251

New York, New York 10010

Investing in

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2017. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation (“NYLIAC”) at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.

THE POLICIES

The following provides additional information about the policies and supplements the description in the Prospectus.

Valuation of Accumulation Units

Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the “Net Investment Factor” for that Investment Division for the current Business Day.

We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the “Valuation Period”) is determined by the following formula:

(a/b) – c

Where: a = the result of

(1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

(2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the “ex-dividend” date occurs during the current Valuation Period;

b	= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

c	= a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See “Other Charges” in the Prospectus.)

The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

ANNUITY PAYMENTS

We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant’s survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

GENERAL MATTERS

Non-Participating. The policies are non-participating. Dividends are not paid.

Misstatement of Age or Gender. If the Annuitant’s stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See “Income Payments—Election of Income Payment Options” in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.

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Assignments. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Owner’s lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Owner’s lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See “Federal Tax Matters—Taxation of Annuities in General” of the Prospectus.)

Modification. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

Incontestability. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

FEDERAL TAX MATTERS

Taxation of New York Life Insurance and Annuity Corporation

NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax-deductible reserves under the policy.

Tax Status of the Policies

Section 817(h) of the Code requires that the investments of the Separate Account must be “adequately diversified” in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner’s death; and (b) if any policyowner dies

3

before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner’s date of death. For policies owned by a grantor trust, all of whose grantors are individuals, these distribution requirements apply at the death of any grantor. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner’s death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policyowner’s surviving spouse (as defined under Federal law), the Policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these “death of Owner” rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient’s election if the recipient fails to supply NYLIAC with a “TIN” or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

Under the Foreign Account Tax Compliance Act (“FATCA”), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30 percent rate on certain payments beginning July 1, 2014.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

NYLIAC holds title to assets of the Separate Accounts. The assets are kept physically segregated and held separate and apart from NYLIAC’s general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

STATE REGULATION

NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

RECORDS AND REPORTS

NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. It is important that your confirmation and Quarterly Statements be reviewed immediately to ensure that there are no errors. In order to correct an error, you must call it to our attention within 15 days of the date of the statement.

It is important that you inform NYLIAC of an address change so that you can receive these policy statements (See “How do I contact NYLIAC by Telephone or by the Internet?” in the Prospectus). In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until an accurate address is obtained. Additionally, no new service requests can be processed until a valid current address is provided.

4

LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities laws) and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.

FINANCIAL STATEMENTS

The consolidated balance sheet of NYLIAC as of December 31, 2016 and 2015, and the consolidated statements of income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2016 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Account statement of assets and liabilities as of December 31, 2016 and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

OTHER INFORMATION

NYLIAC filed a Registration Statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Prospectus and SAI. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this SAI. We intend the statements contained in the Prospectus and this SAI concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission’s website at www.sec.gov.

5

NYLIAC Variable Annuity Separate Account-III
Financial Statements

NYLIAC Variable Annuity Separate Account-III

 Statement of Assets and Liabilities
As of December 31, 2016

	MainStay VP Bond—Initial Class	MainStay VP Common Stock—Initial Class	MainStay VP Convertible—Initial Class	MainStay VP Cornerstone Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Emerging Markets Equity—Initial Class	MainStay VP Epoch U.S. Small Cap—Initial Class

ASSETS:
Investment at net asset value	$51,249,771	$83,949,323	$72,732,552	$78,898,003	$55,781,832	$13,489,950	$24,527,727
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(7,323)	(28,337)	(86,867)	(47,206)	(36,681)	(13,855)	(30,862)
Net receivable from (payable to) the Fund shares sold or purchased	7,323	28,337	86,867	47,206	36,681	13,855	30,862

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,832	2,936	2,609	2,746	2,064	476	888
Administrative charges	182	336	263	326	186	52	87

Total net assets	$51,247,757	$83,946,051	$72,729,680	$78,894,931	$55,779,582	$13,489,422	$24,526,752

Total shares outstanding	3,594,571	3,279,431	5,923,550	3,301,639	4,635,995	1,867,915	1,929,464

Net asset value per share (NAV)	$14.26	$25.60	$12.28	$23.90	$12.03	$7.22	$12.71

Total units outstanding	2,490,476	2,304,243	2,465,952	3,455,297	4,098,142	1,928,715	1,153,093

Variable accumulation unit value (lowest to highest)	$14.67 to $22.47	$15.08 to $44.05	$18.62 to $35.32	$8.75 to $26.19	$13.36 to $13.69	$6.85 to $7.00	$19.76 to $31.46

Identified cost of investment	$53,017,604	$55,944,466	$65,228,859	$78,818,089	$48,293,351	$17,820,577	$20,248,294

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	MainStay VP Government—Initial Class	MainStay VP High Yield Corporate Bond—Initial Class	MainStay VP ICAP Select Equity—Initial Class	MainStay VP Income Builder—Initial Class	MainStay VP International Equity—Initial Class	MainStay VP Janus Balanced—Initial Class	MainStay VP Large Cap Growth—Initial Class

ASSETS:
Investment at net asset value	$33,816,144	$223,115,104	$122,990,808	$64,238,533	$22,036,305	$178,600,386	$35,966,406
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(2,423)	(148,568)	(82,315)	(67,372)	(940)	(414,038)	(34,159)
Net receivable from (payable to) the Fund shares sold or purchased	2,423	148,568	82,315	67,372	940	414,038	34,159

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,215	7,941	4,402	2,245	794	6,318	1,278
Administrative charges	118	812	451	251	77	687	139

Total net assets	$33,814,811	$223,106,351	$122,985,955	$64,236,037	$22,035,434	$178,593,381	$35,964,989

Total shares outstanding	3,117,360	22,337,706	8,918,928	4,028,956	1,664,098	15,104,505	1,922,514

Net asset value per share (NAV)	$10.85	$9.99	$13.79	$15.94	$13.24	$11.82	$18.71

Total units outstanding	1,866,538	6,125,280	6,356,069	2,332,552	1,073,533	13,180,913	1,730,029

Variable accumulation unit value (lowest to highest)	$13.05 to $19.95	$25.13 to $41.38	$17.62 to $24.31	$13.60 to $31.66	$14.34 to $24.03	$13.27 to $13.60	$11.27 to $24.21

Identified cost of investment	$36,124,689	$214,720,932	$109,692,002	$57,701,825	$20,435,678	$158,219,732	$34,621,721

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	MainStay VP MFS® Utilities—Initial Class	MainStay VP Mid Cap Core—Initial Class	MainStay VP S&P 500 Index—Initial Class	MainStay VP T. Rowe Price Equity Income—Initial Class	MainStay VP U.S. Government Money Market—Initial Class	MainStay VP VanEck Global Hard Assets—Initial Class	Dreyfus IP Technology Growth Portfolio—Initial Shares

ASSETS:
Investment at net asset value	$1,151,901	$57,946,199	$180,171,049	$56,940,367	$143,049,273	$152,351,100	$12,365,702
Dividends due and accrued	—	—	—	—	1,263	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(12,359)	(151,637)	(79,880)	(1,286,125)	(64,467)	(7,138)
Net receivable from (payable to) the Fund shares sold or purchased	—	12,359	151,637	79,880	1,284,862	64,467	7,138

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	43	2,100	6,340	2,055	5,640	5,871	457
Administrative charges	3	205	705	201	292	398	42

Total net assets	$1,151,855	$57,943,894	$180,164,004	$56,938,111	$143,043,341	$152,344,831	$12,365,203

Total shares outstanding	108,010	4,334,781	4,089,604	4,383,421	143,020,027	19,868,869	698,994

Net asset value per share (NAV)	$10.66	$13.37	$44.05	$12.99	$1.00	$7.67	$17.69

Total units outstanding	87,814	1,946,304	5,047,176	3,639,544	97,479,336	20,726,306	657,226

Variable accumulation unit value (lowest to highest)	$12.88 to $13.17	$29.68 to $33.66	$15.86 to $44.13	$15.34 to $15.68	$0.90 to $9.92	$7.18 to $11.64	$18.25 to $28.16

Identified cost of investment	$1,206,988	$57,178,174	$109,801,786	$48,112,978	$144,325,918	$175,881,468	$11,740,280

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	Fidelity® VIP Contrafund® Portfolio—Initial Class	Fidelity® VIP Equity-Income Portfolio—Initial Class	Janus Aspen Global Research Portfolio—Institutional Shares	MFS® Investors Trust Series—Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	MainStay VP Absolute Return Multi-Strategy—Service Class

ASSETS:
Investment at net asset value	$135,462,806	$59,194,710	$51,998,757	$7,973,906	$9,613,656	$1,359,810	$69,304,117
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(75,284)	(45,096)	(28,492)	(15,658)	(1,383)	(148)	10,290
Net receivable from (payable to) the Fund shares sold or purchased	75,284	45,096	28,492	15,658	1,383	148	(10,290)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,780	2,100	1,796	286	340	52	2,774
Administrative charges	527	223	217	29	37	4	41

Total net assets	$135,457,499	$59,192,387	$51,996,744	$7,973,591	$9,613,279	$1,359,754	$69,301,302

Total shares outstanding	4,082,504	2,694,237	1,279,762	311,834	369,742	60,140	7,710,634

Net asset value per share (NAV)	$33.18	$21.97	$40.63	$25.57	$26.00	$22.61	$8.99

Total units outstanding	3,468,212	2,136,374	2,611,205	438,034	490,969	60,222	8,038,109

Variable accumulation unit value (lowest to highest)	$22.25 to $45.22	$19.21 to $31.03	$8.45 to $22.16	$15.76 to $25.56	$13.73 to $26.18	$21.55 to $30.85	$8.43 to $10.28

Identified cost of investment	$111,026,589	$54,196,911	$36,133,334	$7,283,728	$7,817,155	$1,413,446	$77,735,683

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	MainStay VP Balanced—Service Class	MainStay VP Bond—Service Class	MainStay VP Common Stock—Service Class	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Service Class	MainStay VP Cornerstone Growth—Service Class	MainStay VP Cushing® Renaissance Advantage—Service Class

ASSETS:
Investment at net asset value	$128,449,075	$116,125,110	$59,860,229	$295,087,095	$164,183,903	$27,370,759	$6,840,196
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(42,092)	(61,159)	(28,074)	(78,638)	(127,655)	(20,151)	612
Net receivable from (payable to) the Fund shares sold or purchased	42,092	61,159	28,074	78,638	127,655	20,151	(612)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5,049	4,558	2,331	11,717	6,505	1,065	267
Administrative charges	242	216	127	488	309	70	13

Total net assets	$128,443,784	$116,120,336	$59,857,771	$295,074,890	$164,177,089	$27,369,624	$6,839,916

Total shares outstanding	9,089,412	8,224,392	2,359,138	27,437,563	13,477,662	1,158,961	703,215

Net asset value per share (NAV)	$14.13	$14.12	$25.37	$10.75	$12.18	$23.62	$9.73

Total units outstanding	7,799,944	9,242,894	2,905,615	20,534,241	8,510,833	1,635,531	718,525

Variable accumulation unit value (lowest to highest)	$10.30 to $18.10	$9.85 to $13.82	$10.36 to $23.91	$9.90 to $15.29	$10.27 to $22.36	$9.58 to $17.55	$9.37 to $11.61

Identified cost of investment	$121,219,257	$119,812,520	$55,201,558	$316,976,424	$164,048,045	$30,466,170	$6,155,160

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Service Class	MainStay VP Epoch U.S. Small Cap—Service Class	MainStay VP Floating Rate—Service Class	MainStay VP Government—Service Class	MainStay VP Growth Allocation—Service Class	MainStay VP High Yield Corporate Bond—Service Class

ASSETS:
Investment at net asset value	$30,479,650	$55,247,473	$74,072,683	$205,995,946	$67,195,054	$171,207,505	$746,985,333
Dividends due and accrued	—	—	—	665,648	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(8,549)	(61,491)	(128,373)	116,690	(68,103)	2,214	96,113
Net receivable from (payable to) the Fund shares sold or purchased	8,549	61,491	128,373	(782,338)	68,103	(2,214)	(96,113)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,174	2,096	2,873	8,103	2,622	6,592	30,074
Administrative charges	76	147	178	352	146	323	1,048

Total net assets	$30,478,400	$55,245,230	$74,069,632	$205,987,491	$67,192,286	$171,200,590	$746,954,211

Total shares outstanding	2,566,484	7,660,940	6,037,078	22,584,154	6,247,093	16,293,737	75,719,075

Net asset value per share (NAV)	$11.88	$7.21	$12.27	$9.12	$10.76	$10.51	$9.86

Total units outstanding	2,332,108	7,963,626	3,021,038	16,722,980	5,797,936	11,805,706	42,333,558

Variable accumulation unit value (lowest to highest)	$10.33 to $14.35	$6.77 to $10.34	$10.68 to $28.59	$10.25 to $12.82	$9.73 to $12.40	$9.67 to $18.64	$10.66 to $22.38

Identified cost of investment	$29,606,821	$70,798,162	$64,533,963	$206,424,133	$70,633,830	$177,557,080	$739,958,468

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	MainStay VP ICAP Select Equity—Service Class	MainStay VP Income Builder—Service Class	MainStay VP International Equity—Service Class	MainStay VP Janus Balanced—Service Class	MainStay VP Large Cap Growth—Service Class	MainStay VP MFS® Utilities—Service Class	MainStay VP Mid Cap Core—Service Class

ASSETS:
Investment at net asset value	$214,158,902	$108,036,043	$92,481,478	$185,381,209	$116,441,434	$401,527,331	$172,717,402
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(190,274)	16,544	(80,171)	(45,057)	(39,922)	(227,890)	(143,694)
Net receivable from (payable to) the Fund shares sold or purchased	190,274	(16,544)	80,171	45,057	39,922	227,890	143,694

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8,312	4,323	3,572	7,321	4,637	15,625	6,717
Administrative charges	513	140	218	333	194	857	422

Total net assets	$214,150,077	$108,031,580	$92,477,688	$185,373,555	$116,436,603	$401,510,849	$172,710,263

Total shares outstanding	15,730,660	6,823,614	7,040,564	15,748,321	6,457,037	37,816,424	13,105,685

Net asset value per share (NAV)	$13.61	$15.83	$13.13	$11.77	$18.03	$10.62	$13.18

Total units outstanding	11,013,647	6,548,876	6,219,451	14,218,895	6,242,853	31,623,589	6,380,454

Variable accumulation unit value (lowest to highest)	$9.54 to $21.29	$9.92 to $19.43	$9.08 to $17.47	$9.97 to $13.44	$9.71 to $21.26	$8.97 to $13.04	$10.07 to $31.60

Identified cost of investment	$209,531,426	$113,259,630	$87,062,138	$176,700,493	$124,957,490	$425,703,702	$173,518,022

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Service Class	MainStay VP Small Cap Core—Service Class	MainStay VP T. Rowe Price Equity Income—Service Class	MainStay VP Unconstrained Bond—Service Class

ASSETS:
Investment at net asset value	$374,443,425	$443,184,753	$74,378,859	$228,433,971	$55,794,286	$133,600,123	$200,276,316
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17,620	(42,669)	31,963	(3,284)	(8,161)	(113,870)	124,598
Net receivable from (payable to) the Fund shares sold or purchased	(17,620)	42,669	(31,963)	3,284	8,161	113,870	(124,598)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	14,631	17,244	2,927	8,941	2,132	5,252	7,987
Administrative charges	696	756	89	476	131	288	135

Total net assets	$374,428,098	$443,166,753	$74,375,843	$228,424,554	$55,792,023	$133,594,583	$200,268,194

Total shares outstanding	35,727,108	40,673,214	8,867,321	5,215,237	4,759,797	10,320,998	20,293,040

Net asset value per share (NAV)	$10.48	$10.90	$8.39	$43.80	$11.72	$12.94	$9.87

Total units outstanding	25,416,340	29,200,332	7,974,138	11,170,311	4,737,273	8,823,255	18,191,569

Variable accumulation unit value (lowest to highest)	$9.82 to $16.10	$9.79 to $17.33	$9.08 to $10.12	$10.63 to $23.18	$11.18 to $11.80	$10.59 to $15.53	$9.97 to $11.43

Identified cost of investment	$401,386,303	$460,012,147	$84,719,595	$173,681,967	$50,950,114	$118,567,032	$204,735,970

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	American Funds IS® Global Small Capitalization Fund℠—Class 4	American Funds IS® New World Fund®—Class 4	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	Columbia Variable Portfolio—Small Cap Value Fund—Class 2

ASSETS:
Investment at net asset value	$2,766,138	$16,967,321	$113,608,175	$26,149,060	$1,586,401	$4,262,567	$52,119,267
Dividends due and accrued	—	—	—	115,057	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(18,162)	24,253	(13,793)	21,854	(2,092)	(3,019)	20,974
Net receivable from (payable to) the Fund shares sold or purchased	18,162	(24,253)	13,793	(136,911)	2,092	3,019	(20,974)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	112	670	4,483	1,044	63	163	2,011
Administrative charges	2	13	98	15	2	5	116

Total net assets	$2,766,024	$16,966,638	$113,603,594	$26,148,001	$1,586,336	$4,262,399	$52,117,140

Total shares outstanding	138,926	869,638	8,496,903	3,595,711	253,004	449,146	2,741,564

Net asset value per share (NAV)	$19.91	$19.51	$13.37	$7.24	$6.27	$9.49	$19.01

Total units outstanding	296,328	1,846,247	10,437,613	2,528,986	186,302	413,842	2,477,173

Variable accumulation unit value (lowest to highest)	$9.19 to $10.31	$8.96 to $10.56	$9.54 to $11.69	$10.22 to $10.65	$8.31 to $10.26	$10.25 to $10.85	$11.91 to $23.19

Identified cost of investment	$3,090,770	$17,223,148	$124,711,350	$25,836,305	$1,555,962	$4,335,659	$46,819,369

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	Deutsche Alternative Asset Allocation VIP—Class B	Dreyfus IP Technology Growth Portfolio—Service Shares	Fidelity® VIP Contrafund® Portfolio—Service Class 2	Fidelity® VIP Equity-Income Portfolio—Service Class 2	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares

ASSETS:
Investment at net asset value	$3,557,261	$57,982,522	$341,051,030	$106,819,790	$10,796,349	$156,944,974	$16,259,382
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	30,223	(30,176)	(134,808)	(36,872)	535	(26,499)	(2,804)
Net receivable from (payable to) the Fund shares sold or purchased	(30,223)	30,176	134,808	36,872	(535)	26,499	2,804

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	135	2,292	13,431	4,182	423	6,018	651
Administrative charges	2	114	614	249	15	392	18

Total net assets	$3,557,124	$57,980,116	$341,036,985	$106,815,359	$10,795,911	$156,938,564	$16,258,713

Total shares outstanding	274,469	3,434,841	10,509,614	4,977,417	351,658	4,751,395	962,054

Net asset value per share (NAV)	$12.96	$16.88	$32.45	$21.46	$30.70	$33.03	$16.90

Total units outstanding	354,358	2,757,164	16,272,727	5,340,030	969,221	6,074,673	1,294,472

Variable accumulation unit value (lowest to highest)	$10.02 to $10.05	$10.25 to $24.00	$10.14 to $27.86	$10.67 to $21.54	$9.77 to $11.56	$10.23 to $31.69	$9.80 to $12.95

Identified cost of investment	$3,537,823	$54,786,078	$297,211,047	$101,607,289	$10,818,248	$148,469,736	$16,871,519

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	Invesco V.I. International Growth Fund—Series II Shares	Janus Aspen Global Research Portfolio—Service Shares	MFS® Investors Trust Series—Service Class	MFS® Research Series—Service Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	PIMCO VIT Low Duration Portfolio—Advisor Class

ASSETS:
Investment at net asset value	$24,547,195	$31,890,432	$22,699,183	$14,216,240	$54,220,062	$68,891,314	$8,013,779
Dividends due and accrued	—	—	—	—	—	16,635	9,086
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(8,800)	11,269	32,874	(1,144)	(40,562)	18,862	51,532
Net receivable from (payable to) the Fund shares sold or purchased	8,800	(11,269)	(32,874)	1,144	40,562	(35,497)	(60,618)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	969	1,227	906	568	2,135	2,760	306
Administrative charges	18	70	23	22	88	46	8

Total net assets	$24,546,208	$31,889,135	$22,698,254	$14,215,650	$54,217,839	$68,888,508	$8,013,465

Total shares outstanding	756,665	799,828	897,874	552,493	2,567,133	6,251,226	782,565

Net asset value per share (NAV)	$32.44	$39.87	$25.28	$25.73	$21.12	$11.02	$10.24

Total units outstanding	2,714,159	2,038,395	1,358,317	686,609	2,726,251	6,412,500	804,195

Variable accumulation unit value (lowest to highest)	$8.73 to $9.98	$9.00 to $16.83	$10.29 to $22.98	$10.29 to $25.07	$9.57 to $27.67	$10.25 to $11.04	$9.94 to $9.98

Identified cost of investment	$25,752,640	$27,322,180	$24,046,959	$14,399,649	$59,012,308	$68,228,888	$7,965,930

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)
As of December 31, 2016

	PIMCO VIT Total Return Portfolio—Advisor Class	UIF U.S. Real Estate Portfolio—Class II	Victory VIF Diversified Stock Fund—Class A Shares

ASSETS:
Investment at net asset value	$60,912,925	$33,237,199	$13,879,717
Dividends due and accrued	97,051	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	65,392	5,585	(41,134)
Net receivable from (payable to) the Fund shares sold or purchased	(162,443)	(5,585)	41,134

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,446	1,279	532
Administrative charges	32	55	36

Total net assets	$60,910,447	$33,235,865	$13,879,149

Total shares outstanding	5,724,667	1,563,305	1,153,711

Net asset value per share (NAV)	$10.64	$21.26	$12.03

Total units outstanding	6,066,328	2,792,525	801,881

Variable accumulation unit value (lowest to highest)	$9.89 to $10.16	$10.09 to $12.11	$9.81 to $18.36

Identified cost of investment	$62,589,675	$31,838,830	$14,084,262

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations
For the year ended December 31, 2016

	MainStay VP Bond—Initial Class	MainStay VP Common Stock—Initial Class	MainStay VP Convertible—Initial Class	MainStay VP Cornerstone Growth—Initial Class	MainStay VP Eagle Small Cap Growth—Initial Class	MainStay VP Emerging Markets Equity—Initial Class	MainStay VP Epoch U.S. Small Cap—Initial Class	MainStay VP Government—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,422,584	$1,278,522	$2,880,601	$129,338	$—	$63,853	105,519	$847,030
Mortality and expense risk charges	(724,542)	(1,076,648)	(942,242)	(1,015,614)	(767,686)	(182,458)	(314,981)	(481,604)
Administrative charges	(100,179)	(160,831)	(129,563)	(175,363)	(122,678)	(29,529)	(43,729)	(71,247)
Net investment income (loss)	597,863	41,043	1,808,796	(1,061,639)	(890,364)	(148,134)	(253,191)	294,179
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,482,797	13,231,286	12,196,282	10,913,015	11,962,085	2,938,276	4,227,367	7,651,461
Cost of investments sold	(9,436,987)	(11,473,844)	(7,968,510)	(9,621,774)	(10,415,597)	(4,100,869)	(2,638,002)	(8,018,600)
Net realized gain (loss) on investments	45,810	1,757,442	4,227,772	1,291,241	1,546,488	(1,162,593)	1,589,365	(367,139)
Realized gain distribution received	210,222	5,227,850	2,807,732	6,935,562	2,990,427	—	1,134,234	—
Change in unrealized appreciation (depreciation) on investments	306,483	(972,552)	(1,775,923)	(8,419,273)	722,130	1,984,151	756,905	(44,453)
Net gain (loss) on investments	562,515	6,012,740	5,259,581	(192,470)	5,259,045	821,558	3,480,504	(411,592)
Net increase (decrease) in net assets resulting from operations	$1,160,378	$6,053,783	$7,068,377	$(1,254,109)	$4,368,681	$673,424	$3,227,313	$(117,413)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MainStay VP High Yield Corporate Bond—Initial Class	MainStay VP ICAP Select Equity—Initial Class	MainStay VP Income Builder—Initial Class	MainStay VP International Equity—Initial Class	MainStay VP Janus Balanced—Initial Class	MainStay VP Large Cap Growth—Initial Class	MainStay VP MFS® Utilities—Initial Class	MainStay VP Mid Cap Core—Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$12,751,164	$1,399,578	$2,835,056	$205,363	$3,441,045	$—	$58,287	$471,659
Mortality and expense risk charges	(2,879,921)	(1,643,262)	(836,437)	(338,542)	(2,381,590)	(497,988)	(23,314)	(771,798)
Administrative charges	(390,492)	(233,663)	(125,678)	(46,073)	(377,560)	(78,509)	(3,073)	(106,729)
Net investment income (loss)	9,480,751	(477,347)	1,872,941	(179,252)	681,895	(576,497)	31,900	(406,868)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	37,801,637	21,636,423	10,078,261	6,309,532	28,574,259	8,052,934	917,478	10,773,694
Cost of investments sold	(30,961,333)	(16,142,461)	(8,984,381)	(5,288,296)	(24,067,354)	(5,273,628)	(892,926)	(7,941,394)
Net realized gain (loss) on investments	6,840,304	5,493,962	1,093,880	1,021,236	4,506,905	2,779,306	24,552	2,832,300
Realized gain distribution received	—	18,110,523	355,372	—	8,772,221	3,140,317	51,105	3,892,055
Change in unrealized appreciation (depreciation) on investments	13,679,189	(19,518,713)	1,505,624	(2,518,477)	(8,622,006)	(6,974,314)	52,920	(1,047,281)
Net gain (loss) on investments	20,519,493	4,085,772	2,954,876	(1,497,241)	4,657,120	(1,054,691)	128,577	5,677,074
Net increase (decrease) in net assets resulting from operations	$30,000,244	$3,608,425	$4,827,817	$(1,676,493)	$5,339,015	$(1,631,188)	$160,477	$5,270,206

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MainStay VP S&P 500 Index—Initial Class	MainStay VP T. Rowe Price Equity Income—Initial Class	MainStay VP U.S. Government Money Market—Initial Class	MainStay VP VanEck Global Hard Assets—Initial Class	Dreyfus IP Technology Growth Portfolio—Initial Shares	Fidelity® VIP Contrafund® Portfolio—Initial Class	Fidelity® VIP Equity-Income Portfolio—Initial Class	Janus Aspen Global Research Portfolio—Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,848,340	$1,058,862	$15,104	$905,344	$—	$1,071,851	$1,278,529	$589,210
Mortality and expense risk charges	(2,300,965)	(718,820)	(2,161,410)	(2,005,381)	(170,898)	(1,775,049)	(742,729)	(685,698)
Administrative charges	(342,498)	(96,914)	(319,309)	(320,685)	(23,495)	(258,789)	(105,977)	(117,147)
Net investment income (loss)	204,877	243,128	(2,465,615)	(1,420,722)	(194,393)	(961,987)	429,823	(213,635)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	26,859,869	9,336,346	125,495,536	36,216,689	3,260,876	24,025,381	9,978,019	8,630,708
Cost of investments sold	(13,125,153)	(7,535,583)	(125,491,262)	(52,463,597)	(2,523,646)	(21,024,101)	(10,565,598)	(5,757,100)
Net realized gain (loss) on investments	13,734,716	1,800,763	4,274	(16,246,908)	737,230	3,001,280	(587,579)	2,873,608
Realized gain distribution received	5,140,536	3,742,291	—	—	641,958	11,396,121	3,761,427	—
Change in unrealized appreciation (depreciation) on investments	(1,986,826)	2,863,786	8,191	66,734,784	(825,528)	(5,135,191)	5,109,535	(2,467,582)
Net gain (loss) on investments	16,888,426	8,406,840	12,465	50,487,876	553,660	9,262,210	8,283,383	406,026
Net increase (decrease) in net assets resulting from operations	$17,093,303	$8,649,968	$(2,453,150)	$49,067,154	$359,267	$8,300,223	$8,713,206	$192,391

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MFS® Investors Trust Series—Initial Class	MFS® Research Series—Initial Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	Royce Micro-Cap Portfolio—Investment Class	MainStay VP Absolute Return Multi-Strategy—Service Class	MainStay VP Balanced—Service Class	MainStay VP Bond—Service Class	MainStay VP Common Stock—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$68,107	$76,685	$—	$—	$—	$1,494,230	$3,067,810	$759,586
Mortality and expense risk charges	(103,241)	(126,365)	(21,649)	(465,715)	(990,452)	(1,763,920)	(1,802,502)	(817,672)
Administrative charges	(15,664)	(18,328)	(2,513)	(80,107)	(225,704)	(259,795)	(244,962)	(120,132)
Net investment income (loss)	(50,798)	(68,008)	(24,162)	(545,822)	(1,216,156)	(529,485)	1,020,346	(178,218)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,197,572	1,770,381	526,581	59,410,538	16,270,235	23,908,063	33,104,290	17,796,133
Cost of investments sold	(986,075)	(977,444)	(599,242)	(65,033,903)	(20,193,275)	(19,535,178)	(33,984,364)	(13,299,680)
Net realized gain (loss) on investments	211,497	792,937	(72,661)	(5,623,365)	(3,923,040)	4,372,885	(880,074)	4,496,453
Realized gain distribution received	870,600	984,237	70,301	—	—	4,143,586	497,970	3,595,925
Change in unrealized appreciation (depreciation) on investments	(501,112)	(1,040,854)	53,431	8,929,277	3,765,577	1,490,215	1,209,837	(3,727,390)
Net gain (loss) on investments	580,985	736,320	51,071	3,305,912	(157,463)	10,006,686	827,733	4,364,988
Net increase (decrease) in net assets resulting from operations	$530,187	$668,312	$26,909	$2,760,090	$(1,373,619)	$9,477,201	$1,848,079	$4,186,770

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MainStay VP Conservative Allocation—Service Class	MainStay VP Convertible—Service Class	MainStay VP Cornerstone Growth—Service Class	MainStay VP Cushing® Renaissance Advantage—Service Class	MainStay VP Eagle Small Cap Growth—Service Class	MainStay VP Emerging Markets Equity—Service Class	MainStay VP Epoch U.S. Small Cap—Service Class	MainStay VP Floating Rate—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,090,657	$6,192,948	$—	8,157	$—	$89,411	$135,341	$7,506,016
Mortality and expense risk charges	(4,465,854)	(2,373,801)	(402,985)	(54,516)	(425,461)	(817,433)	(992,435)	(2,950,022)
Administrative charges	(532,625)	(310,694)	(60,686)	(4,409)	(60,919)	(153,551)	(137,408)	(405,326)
Net investment income (loss)	2,092,178	3,508,453	(463,671)	(50,768)	(486,380)	(881,573)	(994,502)	4,150,668
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	79,410,249	36,294,967	5,584,641	3,648,662	9,732,000	12,601,033	15,290,404	55,977,576
Cost of investments sold	(85,472,620)	(32,171,923)	(5,652,378)	(3,657,109)	(9,777,959)	(17,353,198)	(11,284,937)	(57,709,881)
Net realized gain (loss) on investments	(6,062,371)	4,123,044	(67,737)	(8,447)	(45,959)	(4,752,165)	4,005,467	(1,732,305)
Realized gain distribution received	6,271,962	6,449,616	2,476,625	—	1,560,999	—	3,457,794	—
Change in unrealized appreciation (depreciation) on investments	10,623,345	1,294,979	(2,473,005)	1,078,010	1,058,765	8,279,593	2,740,778	10,262,934
Net gain (loss) on investments	10,832,936	11,867,639	(64,117)	1,069,563	2,573,805	3,527,428	10,204,039	8,530,629
Net increase (decrease) in net assets resulting from operations	$12,925,114	$15,376,092	$(527,788)	$1,018,795	$2,087,425	$2,645,855	$9,209,537	$12,681,297

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MainStay VP Government—Service Class	MainStay VP Growth Allocation—Service Class	MainStay VP High Yield Corporate Bond—Service Class	MainStay VP ICAP Select Equity—Service Class	MainStay VP Income Builder—Service Class	MainStay VP International Equity—Service Class	MainStay VP Janus Balanced—Service Class	MainStay VP Large Cap Growth—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,609,762	$2,237,494	$41,258,386	1,870,204	$4,313,235	$545,986	$3,144,688	$—
Mortality and expense risk charges	(1,057,950)	(2,316,486)	(10,747,671)	(3,180,999)	(1,544,293)	(1,489,295)	(2,730,124)	(1,802,560)
Administrative charges	(142,277)	(549,008)	(1,521,402)	(457,982)	(181,052)	(248,970)	(421,472)	(250,542)
Net investment income (loss)	409,535	(628,000)	28,989,313	(1,768,777)	2,587,890	(1,192,279)	(6,908)	(2,053,102)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	25,658,892	31,967,589	128,985,256	49,385,061	22,443,632	25,408,978	37,295,541	34,387,179
Cost of investments sold	(27,103,923)	(32,072,367)	(126,465,453)	(37,495,524)	(23,078,009)	(23,065,121)	(32,898,778)	(28,410,712)
Net realized gain (loss) on investments	(1,445,031)	(104,778)	2,519,803	11,889,537	(634,377)	2,343,857	4,396,763	5,976,467
Realized gain distribution received	—	10,192,653	—	32,495,171	602,665	—	9,148,789	10,480,044
Change in unrealized appreciation (depreciation) on investments	431,171	(151,864)	63,956,376	(37,053,473)	4,543,261	(8,349,289)	(8,580,901)	(20,020,706)
Net gain (loss) on investments	(1,013,860)	9,936,011	66,476,179	7,331,235	4,511,549	(6,005,432)	4,964,651	(3,564,195)
Net increase (decrease) in net assets resulting from operations	$(604,325)	$9,308,011	$95,465,492	$5,562,458	$7,099,439	$(7,197,711)	$4,957,743	$(5,617,297)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MainStay VP MFS® Utilities—Service Class	MainStay VP Mid Cap Core—Service Class	MainStay VP Moderate Allocation—Service Class	MainStay VP Moderate Growth Allocation—Service Class	MainStay VP PIMCO Real Return—Service Class	MainStay VP S&P 500 Index—Service Class	MainStay VP Small Cap Core—Service Class (a)	MainStay VP T. Rowe Price Equity Income—Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$11,571,340	$961,748	$7,480,829	7,995,741	$1,072,672	$3,064,378	$44,403	$2,171,070
Mortality and expense risk charges	(5,920,587)	(2,473,213)	(5,385,885)	(6,172,087)	(1,099,969)	(3,050,882)	(255,917)	(1,825,543)
Administrative charges	(933,523)	(339,827)	(828,953)	(1,424,022)	(180,376)	(436,810)	(40,465)	(262,316)
Net investment income (loss)	4,717,230	(1,851,292)	1,265,991	399,632	(207,673)	(423,314)	(251,979)	83,211
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	81,085,315	39,452,080	63,540,659	72,247,226	15,939,134	39,423,809	5,470,649	25,128,802
Cost of investments sold	(78,047,465)	(34,000,821)	(62,853,367)	(69,132,194)	(19,339,953)	(25,101,501)	(5,207,079)	(20,917,475)
Net realized gain (loss) on investments	3,037,850	5,451,259	687,292	3,115,032	(3,400,819)	14,322,308	263,570	4,211,327
Realized gain distribution received	11,160,662	11,820,745	15,872,754	25,622,856	—	6,347,754	776,252	8,850,481
Change in unrealized appreciation (depreciation) on investments	17,464,878	(296,877)	(1,660,398)	(5,666,926)	6,069,707	(433,713)	4,852,333	6,552,144
Net gain (loss) on investments	31,663,390	16,975,127	14,899,648	23,070,962	2,668,888	20,236,349	5,892,155	19,613,952
Net increase (decrease) in net assets resulting from operations	$36,380,620	$15,123,835	$16,165,639	$23,470,594	$2,461,215	$19,813,035	$5,640,176	$19,697,163

(a) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	MainStay VP Unconstrained Bond—Service Class	American Funds IS® Global Small Capitalization Fund℠—Class 4	American Funds IS® New World Fund®—Class 4	BlackRock® Global Allocation V.I. Fund—Class III	BlackRock® High Yield V.I. Fund—Class III	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	Columbia Variable Portfolio—Small Cap Value Fund—Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$6,464,403	$2,751	$103,021	1,394,118	$1,170,533	$—	$40,707	$161,787
Mortality and expense risk charges	(2,854,674)	(32,060)	(218,038)	(1,665,770)	(328,536)	(12,592)	(26,422)	(592,832)
Administrative charges	(553,923)	(3,159)	(38,476)	(359,138)	(51,800)	(915)	(5,644)	(81,668)
Net investment income (loss)	3,055,806	(32,468)	(153,493)	(630,790)	790,197	(13,507)	8,641	(512,713)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	50,373,003	743,328	3,214,094	24,226,496	8,060,695	1,094,917	1,104,166	11,104,718
Cost of investments sold	(54,037,397)	(972,479)	(3,631,924)	(26,583,660)	(8,576,767)	(1,141,954)	(1,049,099)	(10,570,978)
Net realized gain (loss) on investments	(3,664,394)	(229,151)	(417,830)	(2,357,164)	(516,072)	(47,037)	55,067	533,740
Realized gain distribution received	—	389,472	—	—	—	—	—	4,116,099
Change in unrealized appreciation (depreciation) on investments	10,754,251	(115,572)	1,108,245	5,113,203	2,028,204	94,306	(66,000)	7,510,566
Net gain (loss) on investments	7,089,857	44,749	690,415	2,756,039	1,512,132	47,269	(10,933)	12,160,405
Net increase (decrease) in net assets resulting from operations	$10,145,663	$12,281	$536,922	$2,125,249	$2,302,329	$33,762	$(2,292)	$11,647,692

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	Deutsche Alternative Asset Allocation VIP—Class B (a)	Dreyfus IP Technology Growth Portfolio—Service Shares	Fidelity® VIP Contrafund® Portfolio—Service Class 2	Fidelity® VIP Equity-Income Portfolio—Service Class 2	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	Fidelity® VIP Mid Cap Portfolio—Service Class 2	Invesco V.I. American Value Fund—Series II Shares	Invesco V.I. International Growth Fund—Series II Shares
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$2,057,260	2,161,093	$6,557	$471,253	$14,254	$269,756
Mortality and expense risk charges	(13,156)	(859,205)	(4,830,169)	(1,433,838)	(204,970)	(2,140,721)	(172,857)	(315,197)
Administrative charges	(1,960)	(112,520)	(847,677)	(180,079)	(31,048)	(318,619)	(18,688)	(51,830)
Net investment income (loss)	(15,116)	(971,725)	(3,620,586)	547,176	(229,461)	(1,988,087)	(177,291)	(97,271)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	125,184	14,571,344	62,374,989	21,346,555	11,449,330	30,172,983	4,194,094	4,204,140
Cost of investments sold	(124,112)	(12,257,777)	(51,459,565)	(18,623,522)	(13,054,349)	(26,494,572)	(5,342,208)	(4,497,671)
Net realized gain (loss) on investments	1,072	2,313,567	10,915,424	2,723,033	(1,605,019)	3,678,411	(1,148,114)	(293,531)
Realized gain distribution received	—	3,142,371	27,433,223	6,669,006	322,253	9,877,271	691,797	—
Change in unrealized appreciation (depreciation) on investments	(10,786)	(2,821,313)	(15,323,448)	4,946,184	1,305,248	3,006,236	2,194,779	(104,982)
Net gain (loss) on investments	(9,714)	2,634,625	23,025,199	14,338,223	22,482	16,561,918	1,738,462	(398,513)
Net increase (decrease) in net assets resulting from operations	$(24,830)	$1,662,900	$19,404,613	$14,885,399	$(206,979)	$14,573,831	$1,561,171	$(495,784)

(a) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)
For the year ended December 31, 2016

	Janus Aspen Global Research Portfolio—Service Shares	MFS® Investors Trust Series—Service Class	MFS® Research Series—Service Class	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	PIMCO VIT Low Duration Portfolio—Advisor Class (a)	PIMCO VIT Total Return Portfolio—Advisor Class	UIF U.S. Real Estate Portfolio—Class II	Victory VIF Diversified Stock Fund—Class A Shares
INVESTMENT INCOME (LOSS):
Dividend income	$326,483	$117,117	$73,122	$—	$865,376	$29,950	$1,057,072	$365,230	$150,445
Mortality and expense risk charges	(489,219)	(291,237)	(183,674)	(821,556)	(903,259)	(30,476)	(792,052)	(471,606)	(210,406)
Administrative charges	(61,148)	(57,177)	(31,627)	(116,579)	(150,998)	(2,668)	(138,721)	(66,847)	(40,169)
Net investment income (loss)	(223,884)	(231,297)	(142,179)	(938,135)	(188,881)	(3,194)	126,299	(173,223)	(100,130)
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,064,236	4,167,224	3,241,442	21,214,016	14,160,118	2,233,419	11,197,496	11,663,440	4,120,346
Cost of investments sold	(6,569,740)	(4,089,727)	(2,888,374)	(27,719,780)	(13,966,931)	(2,240,429)	(11,700,131)	(10,501,472)	(3,139,610)
Net realized gain (loss) on investments	2,494,496	77,497	353,068	(6,505,764)	193,187	(7,010)	(502,635)	1,161,968	980,736
Realized gain distribution received	—	2,284,241	1,437,713	2,721,365	254,858	—	—	—	1,168,236
Change in unrealized appreciation (depreciation) on investments	(2,352,680)	(805,607)	(869,029)	5,848,658	2,186,304	(12,769)	554,199	479,204	(1,771,289)
Net gain (loss) on investments	141,816	1,556,131	921,752	2,064,259	2,634,349	(19,779)	51,564	1,641,172	377,683
Net increase (decrease) in net assets resulting from operations	$(82,068)	$1,324,834	$779,573	$1,126,124	$2,445,468	$(22,973)	$177,863	$1,467,949	$277,553

(a) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Bond—Initial Class		MainStay VP Common Stock—Initial Class		MainStay VP Convertible—Initial Class		MainStay VP Cornerstone Growth—Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$597,863	$482,877	$41,043	$(162,765)	$1,808,796	$985,790	$(1,061,639)	$(1,409,843)
Net realized gain (loss) on investments	45,810	677,955	1,757,442	3,064,048	4,227,772	1,549,439	1,291,241	3,206,864
Realized gain distribution received	210,222	21,860	5,227,850	6,984,993	2,807,732	6,023,479	6,935,562	12,070,207
Change in unrealized appreciation/(depreciation) on investments	306,483	(1,985,917)	(972,552)	(10,404,611)	(1,775,923)	(10,682,618)	(8,419,273)	(12,707,602)

Net increase (decrease) in net assets resulting from operations	1,160,378	(803,225)	6,053,783	(518,335)	7,068,377	(2,123,910)	(1,254,109)	1,159,626
Contributions and (withdrawals):
Payments received from policyowners	470,661	436,195	703,664	683,190	618,295	886,988	797,494	1,118,331
Policyowners’ surrenders	(5,181,554)	(6,655,874)	(7,805,227)	(8,766,349)	(7,556,532)	(7,822,849)	(6,928,278)	(8,850,742)
Policyowners’ annuity and death benefits	(1,066,496)	(675,269)	(1,806,927)	(1,276,805)	(775,758)	(833,453)	(1,512,361)	(1,747,502)
Net transfers from (to) Fixed Account	(927,997)	(1,287,631)	(1,378,880)	(1,497,306)	(910,577)	(873,617)	(804,034)	(1,272,903)
Transfers between Investment Divisions	977,831	(829,747)	(553,629)	(1,830,074)	(1,151,269)	1,161,845	(383,204)	(1,263,904)

Net contributions and (withdrawals)	(5,727,555)	(9,012,326)	(10,840,999)	(12,687,344)	(9,775,841)	(7,481,086)	(8,830,383)	(12,016,720)

Increase (decrease) in net assets	(4,567,177)	(9,815,551)	(4,787,216)	(13,205,679)	(2,707,464)	(9,604,996)	(10,084,492)	(10,857,094)

NET ASSETS:
Beginning of period	55,814,934	65,630,485	88,733,267	101,938,946	75,437,144	85,042,140	88,979,423	99,836,517
End of period	$51,247,757	$55,814,934	$83,946,051	$88,733,267	$72,729,680	$75,437,144	$78,894,931	$88,979,423

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Eagle Small Cap Growth—Initial Class		MainStay VP Emerging Markets Equity—Initial Class		MainStay VP Epoch U.S. Small Cap—Initial Class		MainStay VP Government—Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(890,364)	$(1,098,953)	$(148,134)	$(42,892)	$(253,191)	$(263,289)	$294,179	$482,694
Net realized gain (loss) on investments	1,546,488	3,833,505	(1,162,593)	(991,792)	1,589,365	2,004,315	(367,139)	(218,571)
Realized gain distribution received	2,990,427	7,950,859	—	—	1,134,234	2,723,098	—	—
Change in unrealized appreciation/(depreciation) on investments	722,130	(11,979,922)	1,984,151	(2,187,845)	756,905	(5,844,171)	(44,453)	(638,537)

Net increase (decrease) in net assets resulting from operations	4,368,681	(1,294,511)	673,424	(3,222,529)	3,227,313	(1,380,047)	(117,413)	(374,414)
Contributions and (withdrawals):
Payments received from policyowners	703,846	909,667	213,070	335,707	291,114	300,934	514,042	692,056
Policyowners’ surrenders	(7,670,295)	(8,130,296)	(1,487,428)	(2,089,793)	(2,294,995)	(2,344,082)	(3,705,708)	(4,551,961)
Policyowners’ annuity and death benefits	(531,096)	(334,355)	(160,534)	(243,257)	(540,483)	(173,772)	(925,433)	(930,118)
Net transfers from (to) Fixed Account	(787,675)	(658,657)	(352,381)	(311,516)	(284,591)	(83,569)	(711,466)	(627,418)
Transfers between Investment Divisions	(2,212,261)	(5,456,795)	33,875	(405,959)	(310,859)	(693,633)	1,871,006	(1,006,230)

Net contributions and (withdrawals)	(10,497,481)	(13,670,436)	(1,753,398)	(2,714,818)	(3,139,814)	(2,994,122)	(2,957,559)	(6,423,671)

Increase (decrease) in net assets	(6,128,800)	(14,964,947)	(1,079,974)	(5,937,347)	87,499	(4,374,169)	(3,074,972)	(6,798,085)

NET ASSETS:
Beginning of period	61,908,382	76,873,329	14,569,396	20,506,743	24,439,253	28,813,422	36,889,783	43,687,868
End of period	$55,779,582	$61,908,382	$13,489,422	$14,569,396	$24,526,752	$24,439,253	$33,814,811	$36,889,783
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP High Yield Corporate Bond—Initial Class		MainStay VP ICAP Select Equity—Initial Class		MainStay VP Income Builder—Initial Class		MainStay VP International Equity—Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$9,480,751	$10,340,906	$(477,347)	$1,704,412	$1,872,941	$2,409,691	$(179,252)	$(160,744)
Net realized gain (loss) on investments	6,840,304	7,045,958	5,493,962	6,534,968	1,093,880	(156,950)	1,021,236	1,150,034
Realized gain distribution received	—	—	18,110,523	16,457,384	355,372	2,611,084	—	—
Change in unrealized appreciation/(depreciation) on investments	13,679,189	(23,733,963)	(19,518,713)	(32,436,573)	1,505,624	(8,455,463)	(2,518,477)	277,237

Net increase (decrease) in net assets resulting from operations	30,000,244	(6,347,099)	3,608,425	(7,739,809)	4,827,817	(3,591,638)	(1,676,493)	1,266,527
Contributions and (withdrawals):
Payments received from policyowners	2,003,813	2,541,393	1,111,982	1,160,404	738,326	819,408	254,431	336,884
Policyowners’ surrenders	(23,661,921)	(25,118,515)	(13,490,929)	(14,679,355)	(5,968,776)	(7,830,033)	(3,284,729)	(2,798,243)
Policyowners’ annuity and death benefits	(3,584,871)	(4,877,822)	(1,927,239)	(2,183,374)	(1,548,907)	(1,339,674)	(235,220)	(184,094)
Net transfers from (to) Fixed Account	(3,572,145)	(3,608,918)	(2,058,371)	(1,460,502)	(1,021,711)	(1,198,948)	(619,129)	(493,554)
Transfers between Investment Divisions	5,138,708	(5,483,581)	(2,465,791)	(2,016,158)	558,525	847,586	(1,102,326)	1,017,884

Net contributions and (withdrawals)	(23,676,416)	(36,547,443)	(18,830,348)	(19,178,985)	(7,242,543)	(8,701,661)	(4,986,973)	(2,121,123)

Increase (decrease) in net assets	6,323,828	(42,894,542)	(15,221,923)	(26,918,794)	(2,414,726)	(12,293,299)	(6,663,466)	(854,596)

NET ASSETS:
Beginning of period	216,782,523	259,677,065	138,207,878	165,126,672	66,650,763	78,944,062	28,698,900	29,553,496
End of period	$223,106,351	$216,782,523	$122,985,955	$138,207,878	$64,236,037	$66,650,763	$22,035,434	$28,698,900

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Janus Balanced—Initial Class		MainStay VP Large Cap Growth—Initial Class		MainStay VP MFS® Utilities—Initial Class		MainStay VP Mid Cap Core—Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$681,895	$679,249	$(576,497)	$(648,209)	$31,900	$35,878	$(406,868)	$(684,247)
Net realized gain (loss) on investments	4,506,905	7,006,870	2,779,306	2,842,135	24,552	187,347	2,832,300	4,877,087
Realized gain distribution received	8,772,221	13,021,416	3,140,317	5,228,246	51,105	121,745	3,892,055	8,959,596
Change in unrealized appreciation/(depreciation) on investments	(8,622,006)	(22,265,220)	(6,974,314)	(5,479,731)	52,920	(647,787)	(1,047,281)	(16,438,770)

Net increase (decrease) in net assets resulting from operations	5,339,015	(1,557,685)	(1,631,188)	1,942,441	160,477	(302,817)	5,270,206	(3,286,334)
Contributions and (withdrawals):
Payments received from policyowners	1,328,376	1,771,403	453,996	540,831	1	2	586,438	606,718
Policyowners’ surrenders	(17,852,234)	(20,195,618)	(4,467,880)	(3,895,341)	(70,499)	(174,883)	(6,224,035)	(6,678,009)
Policyowners’ annuity and death benefits	(3,369,547)	(3,424,898)	(597,667)	(681,183)	(336,590)	(299,020)	(483,738)	(300,056)
Net transfers from (to) Fixed Account	(3,288,917)	(2,038,622)	(822,679)	(729,938)	(71,933)	(201,530)	(1,079,208)	(875,236)
Transfers between Investment Divisions	(1,951,586)	(2,690,281)	(302,307)	2,533,653	343	(58,894)	(1,486,561)	(3,051,856)

Net contributions and (withdrawals)	(25,133,908)	(26,578,016)	(5,736,537)	(2,231,978)	(478,678)	(734,325)	(8,687,104)	(10,298,439)

Increase (decrease) in net assets	(19,794,893)	(28,135,701)	(7,367,725)	(289,537)	(318,201)	(1,037,142)	(3,416,898)	(13,584,773)

NET ASSETS:
Beginning of period	198,388,274	226,523,975	43,332,714	43,622,251	1,470,056	2,507,198	61,360,792	74,945,565
End of period	$178,593,381	$198,388,274	$35,964,989	$43,332,714	$1,151,855	$1,470,056	$57,943,894	$61,360,792

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP S&P 500 Index—Initial Class		MainStay VP T. Rowe Price Equity Income—Initial Class		MainStay VP U.S. Government Money Market—Initial Class		MainStay VP VanEck Global Hard Assets—Initial Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$204,877	$(214,507)	$243,128	$111,814	$(2,465,615)	$(2,448,655)	$(1,420,722)	$(2,144,309)
Net realized gain (loss) on investments	13,734,716	15,169,867	1,800,763	2,451,531	4,274	946	(16,246,908)	(11,550,240)
Realized gain distribution received	5,140,536	2,292,728	3,742,291	3,208,124	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(1,986,826)	(17,921,786)	2,863,786	(11,000,286)	8,191	(943)	66,734,784	(48,468,456)

Net increase (decrease) in net assets resulting from operations	17,093,303	(673,698)	8,649,968	(5,228,817)	(2,453,150)	(2,448,652)	49,067,154	(62,163,005)
Contributions and (withdrawals):
Payments received from policyowners	1,592,624	2,259,144	425,836	390,443	10,373,602	16,809,865	4,919,144	7,049,063
Policyowners’ surrenders	(17,423,319)	(17,748,213)	(6,308,263)	(6,171,530)	(59,721,484)	(50,224,055)	(19,067,208)	(19,753,600)
Policyowners’ annuity and death benefits	(2,835,474)	(2,903,594)	(807,663)	(832,468)	(690,645)	(542,134)	(1,047,097)	(1,460,025)
Net transfers from (to) Fixed Account	(3,423,766)	(1,856,818)	(543,716)	(857,902)	(2,527,968)	(1,462,178)	(415,599)	176,556
Transfers between Investment Divisions	218,410	(5,961,871)	192,766	(590,603)	36,260,797	47,127,462	(1,846,719)	8,684,350

Net contributions and (withdrawals)	(21,871,525)	(26,211,352)	(7,041,040)	(8,062,060)	(16,305,698)	11,708,960	(17,457,479)	(5,303,656)

Increase (decrease) in net assets	(4,778,222)	(26,885,050)	1,608,928	(13,290,877)	(18,758,848)	9,260,308	31,609,675	(67,466,661)

NET ASSETS:
Beginning of period	184,942,226	211,827,276	55,329,183	68,620,060	161,802,189	152,541,881	120,735,156	188,201,817
End of period	$180,164,004	$184,942,226	$56,938,111	$55,329,183	$143,043,341	$161,802,189	$152,344,831	$120,735,156

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	Dreyfus IP Technology Growth Portfolio—Initial Shares		Fidelity® VIP Contrafund® Portfolio—Initial Class		Fidelity® VIP Equity-Income Portfolio—Initial Class		Janus Aspen Global Research Portfolio—Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(194,393)	$(207,877)	$(961,987)	$(761,595)	$429,823	$1,007,156	$(213,635)	$(542,659)
Net realized gain (loss) on investments	737,230	813,046	3,001,280	4,379,490	(587,579)	(945,052)	2,873,608	3,421,597
Realized gain distribution received	641,958	1,384,877	11,396,121	14,615,972	3,761,427	6,247,404	—	—
Change in unrealized appreciation/(depreciation) on investments	(825,528)	(1,443,773)	(5,135,191)	(19,187,761)	5,109,535	(9,732,832)	(2,467,582)	(5,162,706)

Net increase (decrease) in net assets resulting from operations	359,267	546,273	8,300,223	(953,894)	8,713,206	(3,423,324)	192,391	(2,283,768)
Contributions and (withdrawals):
Payments received from policyowners	178,640	152,523	1,154,885	1,376,319	393,651	600,854	852,551	824,659
Policyowners’ surrenders	(1,186,454)	(1,736,985)	(15,328,316)	(14,693,626)	(6,171,260)	(6,269,809)	(5,110,526)	(5,823,779)
Policyowners’ annuity and death benefits	(140,712)	(25,733)	(1,789,473)	(2,470,647)	(828,664)	(1,099,396)	(747,802)	(923,834)
Net transfers from (to) Fixed Account	(202,897)	(102,315)	(2,063,862)	(1,729,334)	(1,081,887)	(450,927)	(746,474)	(475,311)
Transfers between Investment Divisions	(618,674)	1,768,675	(2,921,463)	(1,300,790)	(106,145)	(1,461,659)	(1,468,687)	31,843

Net contributions and (withdrawals)	(1,970,097)	56,165	(20,948,229)	(18,818,078)	(7,794,305)	(8,680,937)	(7,220,938)	(6,366,422)

Increase (decrease) in net assets	(1,610,830)	602,438	(12,648,006)	(19,771,972)	918,901	(12,104,261)	(7,028,547)	(8,650,190)

NET ASSETS:
Beginning of period	13,976,033	13,373,595	148,105,505	167,877,477	58,273,486	70,377,747	59,025,291	67,675,481
End of period	$12,365,203	$13,976,033	$135,457,499	$148,105,505	$59,192,387	$58,273,486	$51,996,744	$59,025,291

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MFS® Investors Trust Series—Initial Class		MFS® Research Series—Initial Class		Neuberger Berman AMT Mid Cap Growth Portfolio—Class I		Royce Micro-Cap Portfolio—Investment Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(50,798)	$(52,959)	$(68,008)	$(83,679)	$(24,162)	$(31,760)	$(545,822)	$(1,063,973)
Net realized gain (loss) on investments	211,497	645,002	792,937	900,970	(72,661)	(11,885)	(5,623,365)	2,544,018
Realized gain distribution received	870,600	947,681	984,237	834,085	70,301	172,122	—	3,374,823
Change in unrealized appreciation/(depreciation) on investments	(501,112)	(1,653,780)	(1,040,854)	(1,722,752)	53,431	(146,806)	8,929,277	(14,290,379)

Net increase (decrease) in net assets resulting from operations	530,187	(114,056)	668,312	(71,376)	26,909	(18,329)	2,760,090	(9,435,511)
Contributions and (withdrawals):
Payments received from policyowners	152,273	129,970	110,850	125,449	2,775	4,310	910,403	2,373,373
Policyowners’ surrenders	(802,289)	(1,199,909)	(1,003,829)	(999,741)	(234,568)	(184,701)	(3,867,842)	(7,654,750)
Policyowners’ annuity and death benefits	(90,429)	(218,818)	(245,924)	(276,624)	(75,548)	(10,611)	(153,959)	(376,026)
Net transfers from (to) Fixed Account	(32,677)	(63,944)	(125,069)	(64,671)	(21,239)	(55,324)	(277,032)	150,303
Transfers between Investment Divisions	11,475	74,922	(127,737)	(29,629)	(155,515)	133,508	(54,167,154)	(6,034,950)

Net contributions and (withdrawals)	(761,647)	(1,277,779)	(1,391,709)	(1,245,216)	(484,095)	(112,818)	(57,555,584)	(11,542,050)

Increase (decrease) in net assets	(231,460)	(1,391,835)	(723,397)	(1,316,592)	(457,186)	(131,147)	(54,795,494)	(20,977,561)

NET ASSETS:
Beginning of period	8,205,051	9,596,886	10,336,676	11,653,268	1,816,940	1,948,087	54,795,494	75,773,055
End of period	$7,973,591	$8,205,051	$9,613,279	$10,336,676	$1,359,754	$1,816,940	$—	$54,795,494

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Absolute Return Multi-Strategy—Service Class		MainStay VP Balanced—Service Class		MainStay VP Bond—Service Class		MainStay VP Common Stock—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(1,216,156)	$(1,437,889)	$(529,485)	$(1,023,013)	$1,020,346	$619,673	$(178,218)	$(336,514)
Net realized gain (loss) on investments	(3,923,040)	(3,265,523)	4,372,885	5,273,787	(880,074)	(891,222)	4,496,453	6,969,916
Realized gain distribution received	—	—	4,143,586	7,832,020	497,970	48,001	3,595,925	4,364,412
Change in unrealized appreciation/(depreciation) on investments	3,765,577	(3,314,038)	1,490,215	(18,011,213)	1,209,837	(1,873,753)	(3,727,390)	(11,685,709)

Net increase (decrease) in net assets resulting from operations	(1,373,619)	(8,017,450)	9,477,201	(5,928,419)	1,848,079	(2,097,301)	4,186,770	(687,895)
Contributions and (withdrawals):
Payments received from policyowners	5,670,700	7,917,620	5,462,471	8,004,749	4,244,610	4,512,317	4,075,503	3,988,487
Policyowners’ surrenders	(5,811,965)	(6,718,472)	(14,818,935)	(16,861,719)	(17,795,485)	(18,367,820)	(6,788,117)	(7,030,385)
Policyowners’ annuity and death benefits	(607,735)	(815,298)	(779,644)	(975,011)	(1,253,494)	(1,411,581)	(174,593)	(401,224)
Net transfers from (to) Fixed Account	2,195,237	4,717,575	968,799	2,152,955	719,278	959,407	680,576	1,049,186
Transfers between Investment Divisions	(2,008,757)	(13,307,718)	5,794,111	8,822,785	6,017,900	(761,287)	1,780,043	(4,719,425)

Net contributions and (withdrawals)	(562,520)	(8,206,293)	(3,373,198)	1,143,759	(8,067,191)	(15,068,964)	(426,588)	(7,113,361)

Increase (decrease) in net assets	(1,936,139)	(16,223,743)	6,104,003	(4,784,660)	(6,219,112)	(17,166,265)	3,760,182	(7,801,256)

NET ASSETS:
Beginning of period	71,237,441	87,461,184	122,339,781	127,124,441	122,339,448	139,505,713	56,097,589	63,898,845
End of period	$69,301,302	$71,237,441	$128,443,784	$122,339,781	$116,120,336	$122,339,448	$59,857,771	$56,097,589

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Conservative Allocation—Service Class		MainStay VP Convertible—Service Class		MainStay VP Cornerstone Growth—Service Class		MainStay VP Cushing® Renaissance Advantage—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015 (b)
Operations:
Net investment income (loss)	$2,092,178	$1,676,482	$3,508,453	$1,543,824	$(463,671)	$(546,678)	$(50,768)	$(3,276)
Net realized gain (loss) on investments	(6,062,371)	3,758,585	4,123,044	8,616,612	(67,737)	1,165,940	(8,447)	(42,273)
Realized gain distribution received	6,271,962	19,906,789	6,449,616	13,942,479	2,476,625	4,206,462	—	—
Change in unrealized appreciation/(depreciation) on investments	10,623,345	(36,465,541)	1,294,979	(29,691,409)	(2,473,005)	(4,567,353)	1,078,010	(393,586)

Net increase (decrease) in net assets resulting from operations	12,925,114	(11,123,685)	15,376,092	(5,588,494)	(527,788)	258,371	1,018,795	(439,135)
Contributions and (withdrawals):
Payments received from policyowners	10,819,130	18,598,268	5,027,755	7,766,023	785,062	944,508	624,449	238,826
Policyowners’ surrenders	(44,355,483)	(43,626,789)	(21,869,284)	(22,319,962)	(3,286,140)	(4,184,122)	(560,989)	(11,933)
Policyowners’ annuity and death benefits	(3,716,756)	(4,955,445)	(1,437,991)	(2,021,241)	(146,501)	(141,047)	(2,364)	—
Net transfers from (to) Fixed Account	650,984	2,931,660	728,010	3,150,213	(42,464)	(162,419)	(81,140)	171,208
Transfers between Investment Divisions	(6,397,574)	15,362,953	(5,629,659)	(3,325,254)	(733,958)	(430,978)	3,816,230	2,065,969

Net contributions and (withdrawals)	(42,999,699)	(11,689,353)	(23,181,169)	(16,750,221)	(3,424,001)	(3,974,058)	3,796,186	2,464,070

Increase (decrease) in net assets	(30,074,585)	(22,813,038)	(7,805,077)	(22,338,715)	(3,951,789)	(3,715,687)	4,814,981	2,024,935

NET ASSETS:
Beginning of period	325,149,475	347,962,513	171,982,166	194,320,881	31,321,413	35,037,100	2,024,935	—
End of period	$295,074,890	$325,149,475	$164,177,089	$171,982,166	$27,369,624	$31,321,413	$6,839,916	$2,024,935

(b) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Eagle Small Cap Growth—Service Class		MainStay VP Emerging Markets Equity—Service Class		MainStay VP Epoch U.S. Small Cap—Service Class		MainStay VP Floating Rate—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(486,380)	$(563,231)	$(881,573)	$(482,313)	$(994,502)	$(1,051,406)	$4,150,668	$4,340,790
Net realized gain (loss) on investments	(45,959)	2,117,003	(4,752,165)	(3,524,226)	4,005,467	6,224,957	(1,732,305)	(722,484)
Realized gain distribution received	1,560,999	4,207,723	—	—	3,457,794	8,340,003	—	—
Change in unrealized appreciation/(depreciation) on investments	1,058,765	(6,648,168)	8,279,593	(9,151,880)	2,740,778	(17,866,227)	10,262,934	(6,730,202)

Net increase (decrease) in net assets resulting from operations	2,087,425	(886,673)	2,645,855	(13,158,419)	9,209,537	(4,352,673)	12,681,297	(3,111,896)
Contributions and (withdrawals):
Payments received from policyowners	1,196,503	1,572,459	2,090,042	3,180,780	2,365,938	3,686,531	9,982,025	14,424,473
Policyowners’ surrenders	(4,015,293)	(5,419,717)	(7,290,689)	(8,393,035)	(9,607,758)	(9,369,145)	(28,333,358)	(30,329,351)
Policyowners’ annuity and death benefits	(157,182)	(159,507)	(269,975)	(454,255)	(452,198)	(488,884)	(2,390,718)	(2,556,545)
Net transfers from (to) Fixed Account	(143,569)	4,750	(660,013)	107,372	(101,243)	63,130	587,284	941,133
Transfers between Investment Divisions	(2,525,943)	3,758,404	(1,218,176)	(76,922)	323,056	(2,121,443)	1,857,299	7,473,998

Net contributions and (withdrawals)	(5,645,484)	(243,611)	(7,348,811)	(5,636,060)	(7,472,205)	(8,229,811)	(18,297,468)	(10,046,292)

Increase (decrease) in net assets	(3,558,059)	(1,130,284)	(4,702,956)	(18,794,479)	1,737,332	(12,582,484)	(5,616,171)	(13,158,188)

NET ASSETS:
Beginning of period	34,036,459	35,166,743	59,948,186	78,742,665	72,332,300	84,914,784	211,603,662	224,761,850
End of period	$30,478,400	$34,036,459	$55,245,230	$59,948,186	$74,069,632	$72,332,300	$205,987,491	$211,603,662

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Government—Service Class		MainStay VP Growth Allocation—Service Class		MainStay VP High Yield Corporate Bond—Service Class		MainStay VP ICAP Select Equity—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$409,535	$653,228	$(628,000)	$(78,422)	$28,989,313	$31,335,220	$(1,768,777)	$2,057,918
Net realized gain (loss) on investments	(1,445,031)	(1,002,038)	(104,778)	6,301,151	2,519,803	9,183,863	11,889,537	18,164,988
Realized gain distribution received	—	—	10,192,653	12,341,911	—	—	32,495,171	29,686,104
Change in unrealized appreciation/(depreciation) on investments	431,171	(580,235)	(151,864)	(27,148,531)	63,956,376	(65,117,140)	(37,053,473)	(64,747,412)

Net increase (decrease) in net assets resulting from operations	(604,325)	(929,045)	9,308,011	(8,583,891)	95,465,492	(24,598,057)	5,562,458	(14,838,402)
Contributions and (withdrawals):
Payments received from policyowners	2,153,125	2,220,296	11,814,983	18,478,346	30,768,061	46,387,419	6,042,361	11,081,785
Policyowners’ surrenders	(10,742,650)	(9,861,197)	(15,253,249)	(14,816,681)	(90,763,218)	(97,708,364)	(31,514,273)	(33,126,307)
Policyowners’ annuity and death benefits	(671,068)	(651,739)	(1,052,618)	(836,885)	(5,552,219)	(10,702,797)	(1,916,949)	(2,007,291)
Net transfers from (to) Fixed Account	281,973	(966)	5,177,194	9,271,221	4,649,259	10,956,058	(1,451,657)	283,596
Transfers between Investment Divisions	8,835,122	(268,688)	(2,874,885)	(6,814,089)	3,912,493	(44,879,783)	(9,005,505)	(9,208,376)

Net contributions and (withdrawals)	(143,498)	(8,562,294)	(2,188,575)	5,281,912	(56,985,624)	(95,947,467)	(37,846,023)	(32,976,593)

Increase (decrease) in net assets	(747,823)	(9,491,339)	7,119,436	(3,301,979)	38,479,868	(120,545,524)	(32,283,565)	(47,814,995)

NET ASSETS:
Beginning of period	67,940,109	77,431,448	164,081,154	167,383,133	708,474,343	829,019,867	246,433,642	294,248,637
End of period	$67,192,286	$67,940,109	$171,200,590	$164,081,154	$746,954,211	$708,474,343	$214,150,077	$246,433,642

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP Income Builder—Service Class		MainStay VP International Equity—Service Class		MainStay VP Janus Balanced—Service Class		MainStay VP Large Cap Growth—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$2,587,890	$3,082,884	$(1,192,279)	$(1,240,223)	$(6,908)	$(52,678)	$(2,053,102)	$(2,185,631)
Net realized gain (loss) on investments	(634,377)	2,441,737	2,343,857	1,135,198	4,396,763	6,374,603	5,976,467	9,673,036
Realized gain distribution received	602,665	3,896,700	—	—	9,148,789	12,539,329	10,480,044	16,483,820
Change in unrealized appreciation/(depreciation) on investments	4,543,261	(15,401,565)	(8,349,289)	5,264,156	(8,580,901)	(21,246,458)	(20,020,706)	(18,757,792)

Net increase (decrease) in net assets resulting from operations	7,099,439	(5,980,244)	(7,197,711)	5,159,131	4,957,743	(2,385,204)	(5,617,297)	5,213,433
Contributions and (withdrawals):
Payments received from policyowners	5,853,997	7,962,099	2,566,101	3,658,082	7,593,410	11,502,456	5,799,282	7,263,331
Policyowners’ surrenders	(11,628,024)	(11,627,990)	(15,036,415)	(15,658,247)	(21,042,653)	(20,924,344)	(16,026,280)	(13,761,109)
Policyowners’ annuity and death benefits	(1,479,537)	(744,528)	(708,026)	(973,370)	(2,149,300)	(1,662,554)	(1,001,101)	(832,332)
Net transfers from (to) Fixed Account	2,488,111	4,835,059	(1,104,329)	(380,605)	2,929,249	4,326,175	1,420,684	1,867,100
Transfers between Investment Divisions	6,468,538	3,393,409	(5,012,734)	(2,859,467)	(2,943,408)	4,215,256	(6,356,726)	9,156,306

Net contributions and (withdrawals)	1,703,085	3,818,049	(19,295,403)	(16,213,607)	(15,612,702)	(2,543,011)	(16,164,141)	3,693,296

Increase (decrease) in net assets	8,802,524	(2,162,195)	(26,493,114)	(11,054,476)	(10,654,959)	(4,928,215)	(21,781,438)	8,906,729

NET ASSETS:
Beginning of period	99,229,056	101,391,251	118,970,802	130,025,278	196,028,514	200,956,729	138,218,041	129,311,312
End of period	$108,031,580	$99,229,056	$92,477,688	$118,970,802	$185,373,555	$196,028,514	$116,436,603	$138,218,041

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP MFS® Utilities—Service Class		MainStay VP Mid Cap Core—Service Class		MainStay VP Moderate Allocation—Service Class		MainStay VP Moderate Growth Allocation—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$4,717,230	$9,595,528	$(1,851,292)	$(2,750,639)	$1,265,991	$2,170,439	$399,632	$1,772,696
Net realized gain (loss) on investments	3,037,850	17,237,691	5,451,259	16,406,640	687,292	10,218,957	3,115,032	9,761,471
Realized gain distribution received	11,160,662	34,024,421	11,820,745	26,753,748	15,872,754	31,426,426	25,622,856	38,532,866
Change in unrealized appreciation/(depreciation) on investments	17,464,878	(141,887,846)	(296,877)	(51,162,317)	(1,660,398)	(57,855,038)	(5,666,926)	(69,775,125)

Net increase (decrease) in net assets resulting from operations	36,380,620	(81,030,206)	15,123,835	(10,752,568)	16,165,639	(14,039,216)	23,470,594	(19,708,092)
Contributions and (withdrawals):
Payments received from policyowners	15,888,146	22,930,878	5,396,824	9,110,048	15,705,166	28,479,227	22,108,633	31,710,073
Policyowners’ surrenders	(49,881,512)	(54,923,054)	(21,737,725)	(25,014,974)	(41,439,391)	(43,396,405)	(41,564,639)	(39,660,000)
Policyowners’ annuity and death benefits	(3,430,708)	(4,089,535)	(1,051,769)	(1,283,077)	(3,475,196)	(4,870,582)	(2,435,772)	(2,399,652)
Net transfers from (to) Fixed Account	(202,331)	6,940,043	(583,021)	1,114,101	8,259,121	11,009,094	7,514,313	13,183,751
Transfers between Investment Divisions	(7,507,731)	(22,643,159)	(5,208,823)	(15,425,040)	(4,850,695)	(5,135,140)	(6,227,483)	(1,749,116)

Net contributions and (withdrawals)	(45,134,136)	(51,784,827)	(23,184,514)	(31,498,942)	(25,800,995)	(13,913,806)	(20,604,948)	1,085,056

Increase (decrease) in net assets	(8,753,516)	(132,815,033)	(8,060,679)	(42,251,510)	(9,635,356)	(27,953,022)	2,865,646	(18,623,036)

NET ASSETS:
Beginning of period	410,264,365	543,079,398	180,770,942	223,022,452	384,063,454	412,016,476	440,301,107	458,924,143
End of period	$401,510,849	$410,264,365	$172,710,263	$180,770,942	$374,428,098	$384,063,454	$443,166,753	$440,301,107

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MainStay VP PIMCO Real Return—Service Class		MainStay VP S&P 500 Index—Service Class		MainStay VP Small Cap Core—Service Class	MainStay VP T. Rowe Price Equity Income—Service Class		MainStay VP Unconstrained Bond—Service Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016 (a)	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(207,673)	$2,007,911	$(423,314)	$(919,319)	$(251,979)	$83,211	$(287,310)	$3,055,806	$2,760,004
Net realized gain (loss) on investments	(3,400,819)	(4,016,150)	14,322,308	12,586,575	263,570	4,211,327	6,578,912	(3,664,394)	(1,216,541)
Realized gain distribution received	—	—	6,347,754	2,566,915	776,252	8,850,481	7,416,419	—	—
Change in unrealized appreciation/(depreciation) on investments	6,069,707	(1,563,305)	(433,713)	(15,906,235)	4,852,333	6,552,144	(26,171,557)	10,754,251	(10,144,165)

Net increase (decrease) in net assets resulting from operations	2,461,215	(3,571,544)	19,813,035	(1,672,064)	5,640,176	19,697,163	(12,463,536)	10,145,663	(8,600,702)
Contributions and (withdrawals):
Payments received from policyowners	3,158,547	3,343,006	12,008,398	13,958,072	851,112	3,522,897	4,884,371	15,250,835	23,493,940
Policyowners’ surrenders	(8,369,509)	(9,610,910)	(25,139,987)	(24,336,172)	(3,292,789)	(16,641,147)	(17,636,229)	(20,723,551)	(17,494,641)
Policyowners’ annuity and death benefits	(562,377)	(1,114,442)	(1,291,776)	(2,031,754)	(58,598)	(838,391)	(1,299,840)	(1,269,637)	(1,911,207)
Net transfers from (to) Fixed Account	288,671	533,969	3,421,580	3,591,954	124,547	305,483	1,193,802	10,627,626	16,223,258
Transfers between Investment Divisions	(187,753)	(7,665,090)	9,672,097	5,245,990	52,527,575	611,960	(5,197,361)	(10,758,502)	16,182,485

Net contributions and (withdrawals)	(5,672,421)	(14,513,467)	(1,329,688)	(3,571,910)	50,151,847	(13,039,198)	(18,055,257)	(6,873,229)	36,493,835

Increase (decrease) in net assets	(3,211,206)	(18,085,011)	18,483,347	(5,243,974)	55,792,023	6,657,965	(30,518,793)	3,272,434	27,893,133

NET ASSETS:
Beginning of period	77,587,049	95,672,060	209,941,207	215,185,181	—	126,936,618	157,455,411	196,995,760	169,102,627
End of period	$74,375,843	$77,587,049	$228,424,554	$209,941,207	$55,792,023	$133,594,583	$126,936,618	$200,268,194	$196,995,760

(a) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	American Funds IS® Global Small Capitalization Fund℠—Class 4		American Funds IS® New World Fund®—Class 4		BlackRock® Global Allocation V.I. Fund—Class III		BlackRock® High Yield V.I. Fund—Class III
INCREASE (DECREASE) IN NET ASSETS:	2016	2015 (b)	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(32,468)	$(12,188)	$(153,493)	$(113,242)	$(630,790)	$(965,628)	$790,197	$490,403
Net realized gain (loss) on investments	(229,151)	(37,482)	(417,830)	(274,880)	(2,357,164)	66,764	(516,072)	(259,274)
Realized gain distribution received	389,472	15,638	—	581,251	—	7,569,403	—	122,877
Change in unrealized appreciation/(depreciation) on investments	(115,572)	(190,898)	1,108,245	(958,092)	5,113,203	(10,169,269)	2,028,204	(1,493,143)

Net increase (decrease) in net assets resulting from operations	12,281	(224,930)	536,922	(764,963)	2,125,249	(3,498,730)	2,302,329	(1,139,137)
Contributions and (withdrawals):
Payments received from policyowners	381,791	748,351	2,130,770	3,021,810	5,402,695	5,231,017	2,433,575	2,684,766
Policyowners’ surrenders	(74,223)	(26,491)	(1,701,123)	(982,440)	(12,726,681)	(11,952,740)	(2,075,933)	(1,167,299)
Policyowners’ annuity and death benefits	(3,113)	—	(57,824)	(13,212)	(865,614)	(1,234,837)	(47,761)	(19,232)
Net transfers from (to) Fixed Account	404,083	40,452	1,917,398	2,332,409	1,914,600	2,201,000	2,508,863	3,659,532
Transfers between Investment Divisions	214,384	1,293,439	817,827	4,745,286	(3,912,330)	(3,063,007)	2,863,527	3,397,379

Net contributions and (withdrawals)	922,922	2,055,751	3,107,048	9,103,853	(10,187,330)	(8,818,567)	5,682,271	8,555,146

Increase (decrease) in net assets	935,203	1,830,821	3,643,970	8,338,890	(8,062,081)	(12,317,297)	7,984,600	7,416,009

NET ASSETS:
Beginning of period	1,830,821	—	13,322,668	4,983,778	121,665,675	133,982,972	18,163,401	10,747,392
End of period	$2,766,024	$1,830,821	$16,966,638	$13,322,668	$113,603,594	$121,665,675	$26,148,001	$18,163,401

(b) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2		Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2		Columbia Variable Portfolio—Small Cap Value Fund—Class 2		Deutsche Alternative Asset Allocation VIP—Class B
INCREASE (DECREASE) IN NET ASSETS:	2016	2015 (b)	2016	2015 (b)	2016	2015	2016 (a)
Operations:
Net investment income (loss)	$(13,507)	$(2,906)	$8,641	$(2,479)	$(512,713)	$(484,809)	$(15,116)
Net realized gain (loss) on investments	(47,037)	(13,324)	55,067	(1,249)	533,740	1,722,729	1,072
Realized gain distribution received	—	—	—	—	4,116,099	3,045,962	—
Change in unrealized appreciation/(depreciation) on investments	94,306	(61,776)	(66,000)	(4,073)	7,510,566	(7,793,094)	(10,786)

Net increase (decrease) in net assets resulting from operations	33,762	(78,006)	(2,292)	(7,801)	11,647,692	(3,509,212)	(24,830)
Contributions and (withdrawals):
Payments received from policyowners	221,871	58,736	936,263	67,339	1,371,237	2,030,940	1,347,229
Policyowners’ surrenders	(191,446)	(15,583)	(323,288)	(1,387)	(5,559,385)	(5,170,238)	(40,016)
Policyowners’ annuity and death benefits	(1,253)	—	—	—	(236,225)	(174,124)	—
Net transfers from (to) Fixed Account	94,607	29,814	705,482	50,442	(191,504)	254,674	706,093
Transfers between Investment Divisions	1,008,577	425,257	2,704,764	132,877	3,933,188	(2,730,862)	1,568,648

Net contributions and (withdrawals)	1,132,356	498,224	4,023,221	249,271	(682,689)	(5,789,610)	3,581,954

Increase (decrease) in net assets	1,166,118	420,218	4,020,929	241,470	10,965,003	(9,298,822)	3,557,124

NET ASSETS:
Beginning of period	420,218	—	241,470	—	41,152,137	50,450,959	—
End of period	$1,586,336	$420,218	$4,262,399	$241,470	$52,117,140	$41,152,137	$3,557,124

(a) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.
(b) For the period May 1, 2015 (commencement of Investment Division) through December 31, 2015.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	Dreyfus IP Technology Growth Portfolio—Service Shares		Fidelity® VIP Contrafund® Portfolio—Service Class 2		Fidelity® VIP Equity-Income Portfolio—Service Class 2		Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(971,725)	$(968,217)	$(3,620,586)	$(3,207,762)	$547,176	$1,344,826	$(229,461)	$(123,963)
Net realized gain (loss) on investments	2,313,567	3,764,390	10,915,424	12,335,882	2,723,033	1,511,283	(1,605,019)	54,947
Realized gain distribution received	3,142,371	6,278,782	27,433,223	32,651,811	6,669,006	11,264,323	322,253	1,419,911
Change in unrealized appreciation/(depreciation) on investments	(2,821,313)	(6,904,249)	(15,323,448)	(46,131,805)	4,946,184	(20,657,214)	1,305,248	(1,380,638)

Net increase (decrease) in net assets resulting from operations	1,662,900	2,170,706	19,404,613	(4,351,874)	14,885,399	(6,536,782)	(206,979)	(29,743)
Contributions and (withdrawals):
Payments received from policyowners	2,764,402	3,137,210	16,395,879	25,559,976	3,360,020	4,540,846	1,542,442	2,050,033
Policyowners’ surrenders	(6,621,035)	(6,348,152)	(39,749,655)	(42,289,707)	(12,794,207)	(13,660,099)	(1,531,848)	(606,552)
Policyowners’ annuity and death benefits	(413,961)	(428,661)	(2,026,709)	(1,912,995)	(660,872)	(1,133,400)	(12,919)	(58,196)
Net transfers from (to) Fixed Account	1,134,001	1,422,934	6,052,449	10,910,622	(916,221)	44,553	797,705	661,577
Transfers between Investment Divisions	(2,206,570)	3,626,224	(6,549,706)	(3,242,723)	2,137,861	(6,430,295)	(6,211,271)	13,154,558

Net contributions and (withdrawals)	(5,343,163)	1,409,555	(25,877,742)	(10,974,827)	(8,873,419)	(16,638,395)	(5,415,891)	15,201,420

Increase (decrease) in net assets	(3,680,263)	3,580,261	(6,473,129)	(15,326,701)	6,011,980	(23,175,177)	(5,622,870)	15,171,677

NET ASSETS:
Beginning of period	61,660,379	58,080,118	347,510,114	362,836,815	100,803,379	123,978,556	16,418,781	1,247,104
End of period	$57,980,116	$61,660,379	$341,036,985	$347,510,114	$106,815,359	$100,803,379	$10,795,911	$16,418,781
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	Fidelity® VIP Mid Cap Portfolio—Service Class 2		Invesco V.I. American Value Fund—Series II Shares		Invesco V.I. International Growth Fund—Series II Shares		Janus Aspen Global Research Portfolio—Service Shares
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(1,988,087)	$(2,473,666)	$(177,291)	$(201,620)	$(97,271)	$(16,739)	$(223,884)	$(448,779)
Net realized gain (loss) on investments	3,678,411	6,873,134	(1,148,114)	(85,707)	(293,531)	(86,109)	2,494,496	2,791,428
Realized gain distribution received	9,877,271	22,542,821	691,797	1,616,271	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	3,006,236	(31,841,982)	2,194,779	(2,817,802)	(104,982)	(936,146)	(2,352,680)	(4,145,070)

Net increase (decrease) in net assets resulting from operations	14,573,831	(4,899,693)	1,561,171	(1,488,858)	(495,784)	(1,038,994)	(82,068)	(1,802,421)
Contributions and (withdrawals):
Payments received from policyowners	4,542,785	6,341,852	949,923	1,315,164	3,272,185	4,734,200	892,587	2,344,033
Policyowners’ surrenders	(19,244,383)	(21,401,318)	(1,647,674)	(1,540,285)	(2,015,379)	(1,324,691)	(4,256,307)	(4,317,151)
Policyowners’ annuity and death benefits	(1,122,561)	(1,199,415)	(29,366)	(29,795)	(112,874)	(72,073)	(197,453)	(193,405)
Net transfers from (to) Fixed Account	(569,349)	358,049	172,664	567,347	2,945,450	3,250,724	47,863	394,510
Transfers between Investment Divisions	(2,341,871)	(8,973,326)	3,185,723	2,326,524	1,777,899	6,416,437	(3,359,272)	1,798,648

Net contributions and (withdrawals)	(18,735,379)	(24,874,158)	2,631,270	2,638,955	5,867,281	13,004,597	(6,872,582)	26,635

Increase (decrease) in net assets	(4,161,548)	(29,773,851)	4,192,441	1,150,097	5,371,497	11,965,603	(6,954,650)	(1,775,786)

NET ASSETS:
Beginning of period	161,100,112	190,873,963	12,066,272	10,916,175	19,174,711	7,209,108	38,843,785	40,619,571
End of period	$156,938,564	$161,100,112	$16,258,713	$12,066,272	$24,546,208	$19,174,711	$31,889,135	$38,843,785

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	MFS® Investors Trust Series—Service Class		MFS® Research Series—Service Class		Neuberger Berman AMT Mid Cap Growth Portfolio—Class S		PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
INCREASE (DECREASE) IN NET ASSETS:	2016	2015	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(231,297)	$(179,272)	$(142,179)	$(151,821)	$(938,135)	$(939,207)	$(188,881)	$742,861
Net realized gain (loss) on investments	77,497	976,296	353,068	844,636	(6,505,764)	(1,689,595)	193,187	134,695
Realized gain distribution received	2,284,241	1,986,343	1,437,713	951,930	2,721,365	5,401,092	254,858	244,787
Change in unrealized appreciation/(depreciation) on investments	(805,607)	(3,110,682)	(869,029)	(1,763,582)	5,848,658	(4,421,171)	2,186,304	(1,907,139)

Net increase (decrease) in net assets resulting from operations	1,324,834	(327,315)	779,573	(118,837)	1,126,124	(1,648,881)	2,445,468	(784,796)
Contributions and (withdrawals):
Payments received from policyowners	2,349,927	2,677,236	423,248	800,789	3,294,003	4,968,257	8,757,437	13,707,094
Policyowners’ surrenders	(1,658,374)	(1,709,727)	(1,118,210)	(1,275,019)	(6,609,501)	(6,772,222)	(6,883,537)	(3,901,062)
Policyowners’ annuity and death benefits	(54,826)	(263,291)	(34,879)	(89,404)	(259,407)	(211,612)	(420,724)	(235,223)
Net transfers from (to) Fixed Account	1,689,597	1,746,947	(71,435)	161,529	2,457,623	2,121,784	9,290,021	9,551,652
Transfers between Investment Divisions	506,681	1,067,713	2,451,068	(579,759)	(10,451,004)	18,942,114	5,983,831	11,223,874

Net contributions and (withdrawals)	2,833,005	3,518,878	1,649,792	(981,864)	(11,568,286)	19,048,321	16,727,028	30,346,335

Increase (decrease) in net assets	4,157,839	3,191,563	2,429,365	(1,100,701)	(10,442,162)	17,399,440	19,172,496	29,561,539

NET ASSETS:
Beginning of period	18,540,415	15,348,852	11,786,285	12,886,986	64,660,001	47,260,561	49,716,012	20,154,473
End of period	$22,698,254	$18,540,415	$14,215,650	$11,786,285	$54,217,839	$64,660,001	$68,888,508	$49,716,012

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2016
and December 31, 2015

	PIMCO VIT Low Duration Portfolio—Advisor Class	PIMCO VIT Total Return Portfolio—Advisor Class		UIF U.S. Real Estate Portfolio—Class II		Victory VIF Diversified Stock Fund—Class A Shares
INCREASE (DECREASE) IN NET ASSETS:	2016 (a)	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(3,194)	$126,299	$1,292,748	$(173,223)	$(167,581)	$(100,130)	$(220,889)
Net realized gain (loss) on investments	(7,010)	(502,635)	(92,556)	1,161,968	2,171,274	980,736	2,537,179
Realized gain distribution received	—	—	449,271	—	—	1,168,236	2,121,893
Change in unrealized appreciation/(depreciation) on investments	(12,769)	554,199	(2,350,631)	479,204	(2,552,953)	(1,771,289)	(5,411,509)

Net increase (decrease) in net assets resulting from operations	(22,973)	177,863	(701,168)	1,467,949	(549,260)	277,553	(973,326)
Contributions and (withdrawals):
Payments received from policyowners	2,678,595	7,491,311	12,900,599	2,184,528	3,463,378	411,137	490,032
Policyowners’ surrenders	(844,747)	(4,990,379)	(2,754,746)	(3,564,873)	(3,738,665)	(2,720,130)	(3,080,830)
Policyowners’ annuity and death benefits	(5,661)	(267,940)	(208,463)	(120,405)	(282,881)	(203,258)	(84,090)
Net transfers from (to) Fixed Account	1,114,873	9,230,961	8,996,456	501,600	1,643,448	(147,393)	(306,317)
Transfers between Investment Divisions	5,093,378	6,172,969	9,157,244	796,429	(2,332,431)	(284,642)	(2,657,875)

Net contributions and (withdrawals)	8,036,438	17,636,922	28,091,090	(202,721)	(1,247,151)	(2,944,286)	(5,639,080)

Increase (decrease) in net assets	8,013,465	17,814,785	27,389,922	1,265,228	(1,796,411)	(2,666,733)	(6,612,406)

NET ASSETS:
Beginning of period	—	43,095,662	15,705,740	31,970,637	33,767,048	16,545,882	23,158,288
End of period	$8,013,465	$60,910,447	$43,095,662	$33,235,865	$31,970,637	$13,879,149	$16,545,882

(a) For the period May 1, 2016 (commencement of Investment Division) through December 31, 2016.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:
NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity) , Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), and Series XV policies (New York Life Income Plus Variable Annuity II), Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2016, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued.
NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost (DCA) Averaging Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.
The MainStay VP U.S. Government Money Market and MainStay VP VanEck Global Hard Assets-Initial Class offer one class of shares under this Separate Account which are presented within the initial class section. MainStay VP Absolute Return Multi-Strategy—Service Class, MainStay VP Balanced—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Cushing® Renaissance Advantage Fund—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, MainStay VP PIMCO Real Return Portfolio—Service Class, MainStay VP Small Cap Core—Service Class, MainStay VP Unconstrained Bond—Service Class, American Funds IS® Global Small Capitalization FundSM—Class 4, American Funds IS® New World Fund®—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Deutsche Alternative Asset Allocation VIP—Class B, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Mid Cap—Service Class 2, Invesco V.I. American Value Fund—Series II Shares, Invesco V.I. International Growth Fund-Series II Shares, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class, UIF U.S. Real Estate Portfolio—Class II and Victory VIF Diversified Stock—Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP Bond—Initial Class
MainStay VP Common Stock—Initial Class
MainStay VP Convertible—Initial Class
MainStay VP Cornerstone Growth—Initial Class
MainStay VP Eagle Small Cap Growth—Initial Class
MainStay VP Emerging Markets Equity—Initial Class
MainStay VP Epoch U.S. Small Cap—Initial Class (formerly MainStay VP U.S. Small Cap—Initial Class)
MainStay VP Government—Initial Class
MainStay VP High Yield Corporate Bond—Initial Class
MainStay VP ICAP Select Equity—Initial Class
MainStay VP Income Builder—Initial Class
MainStay VP International Equity—Initial Class
MainStay VP Janus Balanced—Initial Class
MainStay VP Large Cap Growth—Initial Class
MainStay VP MFS® Utilities—Initial Class
MainStay VP Mid Cap Core—Initial Class
MainStay VP S&P 500 Index—Initial Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class (formerly MainStay VP Cash Management—Initial Class)
MainStay VP VanEck Global Hard Assets—Initial Class (formerly MainStay VP Van Eck Global Hard Assets—Initial Class)
Dreyfus IP Technology Growth Portfolio—Initial Shares
Fidelity® VIP Contrafund® Portfolio—Initial Class
Fidelity® VIP Equity-Income Portfolio—Initial Class
Janus Aspen Global Research Portfolio—Institutional Shares
MFS® Investors Trust Series—Initial Class
MFS® Research Series—Initial Class
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
MainStay VP Absolute Return Multi-Strategy—Service Class (formerly MainStay VP Marketfield—Service Class)
MainStay VP Balanced—Service Class
MainStay VP Bond—Service Class
MainStay VP Common Stock—Service Class
MainStay VP Conservative Allocation—Service Class
MainStay VP Convertible—Service Class
MainStay VP Cornerstone Growth—Service Class
MainStay VP Cushing® Renaissance Advantage—Service Class
MainStay VP Eagle Small Cap Growth—Service Class
MainStay VP Emerging Markets Equity—Service Class

MainStay VP Epoch U.S. Small Cap—Service Class (formerly MainStay VP U.S. Small Cap—Service Class)
MainStay VP Floating Rate—Service Class
MainStay VP Government—Service Class
MainStay VP Growth Allocation—Service Class
MainStay VP High Yield Corporate Bond—Service Class
MainStay VP ICAP Select Equity—Service Class
MainStay VP Income Builder—Service Class
MainStay VP International Equity—Service Class
MainStay VP Janus Balanced—Service Class
MainStay VP Large Cap Growth—Service Class
MainStay VP MFS® Utilities—Service Class
MainStay VP Mid Cap Core—Service Class
MainStay VP Moderate Allocation—Service Class
MainStay VP Moderate Growth Allocation—Service Class
MainStay VP PIMCO Real Return—Service Class
MainStay VP S&P 500 Index—Service Class
MainStay VP Small Cap Core—Service Class
MainStay VP T. Rowe Price Equity Income—Service Class
MainStay VP Unconstrained Bond—Service Class
American Funds IS® Global Small Capitalization FundSM—Class 4
American Funds IS® New World Fund®—Class 4
BlackRock® Global Allocation V.I. Fund—Class III
BlackRock® High Yield V.I. Fund—Class III
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Deutsche Alternative Asset Allocation VIP—Class B
Dreyfus IP Technology Growth Portfolio—Service Shares
Fidelity® VIP Contrafund Portfolio—Service Class 2
Fidelity® VIP Equity-Income Portfolio—Service Class 2
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2
Fidelity® VIP Mid Cap Portfolio—Service Class 2
Invesco V.I. American Value Fund—Series II Shares
Invesco V.I. International Growth Fund—Series II Shares
Janus Aspen Global Research Portfolio—Service Shares
MFS® Investors Trust Series—Service Class
MFS® Research Series—Service Class
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class
PIMCO VIT Low Duration—Advisor Class
PIMCO VIT Total Return Portfolio—Advisor Class
UIF U.S. Real Estate Portfolio—Class II
Victory VIF Diversified Stock Fund—Class A Shares

__________________________________________________________
Not all investment options are available under all policies.

On August 26, 2016, NYLIAC substituted Investment Class shares in the Royce Micro-Cap Portfolio within Variable Annuity Separate Account-III with Service Class shares of MainStay VP Small Cap Core.
For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII and XIV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.
No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.
Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.
Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

	Purchases	Sales
MainStay VP Bond—Initial Class	$4,539	$9,483
MainStay VP Common Stock—Initial Class	7,735	13,231
MainStay VP Convertible—Initial Class	7,000	12,196
MainStay VP Cornerstone Growth—Initial Class	7,907	10,913
MainStay VP Eagle Small Cap Growth—Initial Class	3,526	11,962
MainStay VP Emerging Markets Equity—Initial Class	1,036	2,938
MainStay VP Epoch U.S. Small Cap—Initial Class	1,974	4,227
MainStay VP Government—Initial Class	4,988	7,651
MainStay VP High Yield Corporate Bond—Initial Class	23,576	37,802
MainStay VP ICAP Select Equity—Initial Class	20,277	21,636
MainStay VP Income Builder—Initial Class	4,901	10,078
MainStay VP International Equity—Initial Class	1,046	6,310
MainStay VP Janus Balanced—Initial Class	12,842	28,574
MainStay VP Large Cap Growth—Initial Class	5,006	8,053
MainStay VP MFS® Utilities—Initial Class	523	917
MainStay VP Mid Cap Core—Initial Class	5,575	10,774
MainStay VP S&P 500 Index—Initial Class	10,303	26,860
MainStay VP T. Rowe Price Equity Income—Initial Class	6,263	9,336
MainStay VP U.S. Government Money Market—Initial Class	106,653	125,496
MainStay VP VanEck Global Hard Assets—Initial Class	17,282	36,217
Dreyfus IP Technology Growth Portfolio—Initial Shares	1,585	3,261
Fidelity® VIP Contrafund® Portfolio—Initial Class	13,573	24,025
Fidelity® VIP Equity-Income Portfolio—Initial Class	6,274	9,978
Janus Aspen Global Research Portfolio—Institutional Shares	1,185	8,631
MFS® Investors Trust Series—Initial Class	1,247	1,198
MFS® Research Series—Initial Class	1,294	1,770
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	89	527
Royce Micro-Cap Portfolio—Investment Class	1,300	59,411
MainStay VP Absolute Return Multi-Strategy—Service Class	14,488	16,270
MainStay VP Balanced—Service Class	24,220	23,908
MainStay VP Bond—Service Class	26,454	33,104
MainStay VP Common Stock—Service Class	20,605	17,796
MainStay VP Conservative Allocation—Service Class	44,690	79,410
MainStay VP Convertible—Service Class	23,040	36,295
MainStay VP Cornerstone Growth—Service Class	4,164	5,585
MainStay VP Cushing® Renaissance Advantage—Service Class	7,394	3,649
MainStay VP Eagle Small Cap Growth—Service Class	5,146	9,732
MainStay VP Emerging Markets Equity—Service Class	4,359	12,601
MainStay VP Epoch U.S. Small Cap—Service Class	10,242	15,290
MainStay VP Floating Rate—Service Class	42,338	55,978
MainStay VP Government—Service Class	25,904	25,659
MainStay VP Growth Allocation—Service Class	39,255	31,968
MainStay VP High Yield Corporate Bond—Service Class	100,666	128,985
MainStay VP ICAP Select Equity—Service Class	41,847	49,385
MainStay VP Income Builder—Service Class	26,871	22,444
MainStay VP International Equity—Service Class	4,885	25,409
MainStay VP Janus Balanced—Service Class	30,884	37,296
MainStay VP Large Cap Growth—Service Class	26,346	34,387
MainStay VP MFS® Utilities—Service Class	51,590	81,085
MainStay VP Mid Cap Core—Service Class	26,109	39,452
MainStay VP Moderate Allocation—Service Class	54,947	63,541
MainStay VP Moderate Growth Allocation—Service Class	79,356	72,247
MainStay VP PIMCO Real Return—Service Class	9,949	15,939

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MainStay VP S&P 500 Index—Service Class	44,027	39,424
MainStay VP Small Cap Core—Service Class	56,147	5,471
MainStay VP T. Rowe Price Equity Income—Service Class	20,648	25,129
MainStay VP Unconstrained Bond—Service Class	46,464	50,373
American Funds IS® Global Small Capitalization Fund℠—Class 4	2,024	743
American Funds IS® New World Fund®—Class 4	6,194	3,214
BlackRock® Global Allocation V.I. Fund—Class III	13,220	24,226
BlackRock® High Yield V.I. Fund—Class III	14,505	8,061
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2,214	1,095
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	5,136	1,104
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	14,001	11,105
Deutsche Alternative Asset Allocation VIP—Class B	3,692	125
Dreyfus IP Technology Growth Portfolio—Service Shares	11,412	14,571
Fidelity® VIP Contrafund® Portfolio—Service Class 2	60,256	62,375
Fidelity® VIP Equity-Income Portfolio—Service Class 2	19,362	21,347
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	6,208	11,449
Fidelity® VIP Mid Cap Portfolio—Service Class 2	19,262	30,173
Invesco V.I. American Value Fund—Series II Shares	7,331	4,194
Invesco V.I. International Growth Fund—Series II Shares	9,973	4,204
Janus Aspen Global Research Portfolio—Service Shares	1,962	9,064
MFS® Investors Trust Series—Service Class	9,056	4,167
MFS® Research Series—Service Class	6,189	3,241
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	11,418	21,214
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	31,084	14,160
PIMCO VIT Low Duration Portfolio—Advisor Class	10,267	2,233
PIMCO VIT Total Return Portfolio—Advisor Class	29,127	11,197
UIF U.S. Real Estate Portfolio—Class II	11,266	11,663
Victory VIF Diversified Stock Fund—Class A Shares	2,239	4,120
Total	$1,499,932	$1,840,312

Not all investment divisions are available under all policies.

NOTE 3—Expenses and Related Party Transactions:
New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including Candriam Belgium S.A. (“Candriam Belgium”), Candriam France S.A.S. (“Candriam France”), Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”), Cushing® Asset Management, LP (“Cushing”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus Capital”), MacKay Shields LLC (“MacKay Shields”), Massachusetts Financial Services Company (“MFS”), New York Life Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), VanEck Associates Corporation (“VanEck”) and Winslow Capital Management Inc. (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, Cornerstone Holdings, MacKay Shields, NYL Investors and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Candriam Belgium and Candriam France are a part of Candriam Investors Group. Cushing is a wholly-owned subsidiary of Swank Capital. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc.; Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., PIMCO is a majority owned subsidiary of Allianz Asset Management, Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.,T. Rowe Price and VanEck are independent investment advisory firms.
NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX , X, XI, XII, XIV and XV policies. Policies in Series II, VII and XIII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.
For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.
For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.
For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.
For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.
For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.
For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.
For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. This charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.
For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.
All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.
NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V and VI VIII, IX, XI, XII and XIII policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX XI, XII and XIV policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.
Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.
The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35% respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.
In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.
Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 0.45%. These ranges are shown as a percentage of average net assets as of December 31, 2015, and approximate the ranges as of December 31, 2016.

NOTE 4—Distribution of Net Income:
The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

	2016			2015
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Bond—Initial Class	143	(429)	(286)	323	(776)	(453)
MainStay VP Common Stock—Initial Class	53	(396)	(343)	39	(471)	(432)
MainStay VP Convertible—Initial Class	56	(432)	(376)	124	(388)	(264)
MainStay VP Cornerstone Growth—Initial Class	82	(451)	(369)	50	(585)	(535)
MainStay VP Eagle Small Cap Growth—Initial Class	54	(887)	(833)	45	(1,093)	(1,048)
MainStay VP Emerging Markets Equity—Initial Class	148	(400)	(252)	107	(463)	(356)
MainStay VP Epoch U.S. Small Cap—Initial Class	42	(205)	(163)	46	(201)	(155)
MainStay VP Government—Initial Class	230	(396)	(166)	80	(428)	(348)
MainStay VP High Yield Corporate Bond—Initial Class	329	(1,052)	(723)	885	(2,003)	(1,118)
MainStay VP ICAP Select Equity—Initial Class	51	(1,084)	(1,033)	56	(1,045)	(989)
MainStay VP Income Builder—Initial Class	82	(373)	(291)	123	(452)	(329)
MainStay VP International Equity—Initial Class	44	(296)	(252)	154	(242)	(88)
MainStay VP Janus Balanced—Initial Class	61	(1,994)	(1,933)	66	(2,084)	(2,018)
MainStay VP Large Cap Growth—Initial Class	98	(378)	(280)	219	(309)	(90)
MainStay VP MFS® Utilities—Initial Class	33	(68)	(35)	5	(59)	(54)
MainStay VP Mid Cap Core—Initial Class	48	(361)	(313)	38	(397)	(359)
MainStay VP S&P 500 Index—Initial Class	89	(813)	(724)	134	(947)	(813)
MainStay VP T. Rowe Price Equity Income—Initial Class	107	(610)	(503)	78	(656)	(578)
MainStay VP U.S. Government Money Market—Initial Class	70,003	(88,450)	(18,447)	94,504	(91,804)	2,700
MainStay VP VanEck Global Hard Assets—Initial Class	2,715	(5,249)	(2,534)	3,727	(4,448)	(721)
Dreyfus IP Technology Growth Portfolio—Initial Shares	53	(165)	(112)	167	(163)	4
Fidelity® VIP Contrafund® Portfolio—Initial Class	34	(615)	(581)	51	(570)	(519)
Fidelity® VIP Equity-Income Portfolio—Initial Class	55	(374)	(319)	43	(396)	(353)
Janus Aspen Global Research Portfolio—Institutional Shares	41	(430)	(389)	171	(488)	(317)
MFS® Investors Trust Series—Initial Class	19	(66)	(47)	25	(100)	(75)
MFS® Research Series—Initial Class	14	(89)	(75)	17	(85)	(68)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	1	(24)	(23)	15	(21)	(6)
Royce Micro-Cap Portfolio—Investment Class	118	(4,068)	(3,950)	255	(981)	(726)
MainStay VP Absolute Return Multi-Strategy—Service Class	1,685	(1,869)	(184)	1,529	(2,470)	(941)
MainStay VP Balanced—Service Class	1,405	(1,424)	(19)	1,605	(1,450)	155
MainStay VP Bond—Service Class	1,973	(2,500)	(527)	1,032	(2,150)	(1,118)
MainStay VP Common Stock—Service Class	1,022	(840)	182	676	(942)	(266)
MainStay VP Conservative Allocation—Service Class	2,693	(5,292)	(2,599)	3,568	(4,128)	(560)
MainStay VP Convertible—Service Class	858	(1,845)	(987)	1,138	(1,814)	(676)
MainStay VP Cornerstone Growth—Service Class	132	(323)	(191)	141	(361)	(220)
MainStay VP Cushing® Renaissance Advantage—Service Class	885	(438)	447	304	(32)	272
MainStay VP Eagle Small Cap Growth—Service Class	319	(793)	(474)	709	(688)	21
MainStay VP Emerging Markets Equity—Service Class	638	(1,722)	(1,084)	938	(1,687)	(749)
MainStay VP Epoch U.S. Small Cap—Service Class	423	(636)	(213)	346	(601)	(255)
MainStay VP Floating Rate—Service Class	3,085	(4,523)	(1,438)	3,554	(4,337)	(783)
MainStay VP Government—Service Class	2,138	(2,110)	28	787	(1,491)	(704)
MainStay VP Growth Allocation—Service Class	2,527	(2,169)	358	2,381	(1,854)	527
MainStay VP High Yield Corporate Bond—Service Class	4,983	(6,822)	(1,839)	4,012	(8,374)	(4,362)
MainStay VP ICAP Select Equity—Service Class	610	(2,447)	(1,837)	809	(2,261)	(1,452)
MainStay VP Income Builder—Service Class	1,646	(1,262)	384	1,757	(1,363)	394
MainStay VP International Equity—Service Class	383	(1,537)	(1,154)	579	(1,522)	(943)
MainStay VP Janus Balanced—Service Class	1,727	(2,764)	(1,037)	2,014	(2,109)	(95)
MainStay VP Large Cap Growth—Service Class	1,163	(1,661)	(498)	1,389	(1,085)	304
MainStay VP MFS® Utilities—Service Class	2,744	(6,090)	(3,346)	2,554	(6,284)	(3,730)
MainStay VP Mid Cap Core—Service Class	814	(1,433)	(619)	687	(1,635)	(948)

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2016			2015
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Moderate Allocation—Service Class	2,940	(4,060)	(1,120)	3,546	(4,148)	(602)
MainStay VP Moderate Growth Allocation—Service Class	4,073	(4,632)	(559)	3,723	(3,268)	455
MainStay VP PIMCO Real Return—Service Class	966	(1,618)	(652)	632	(2,215)	(1,583)
MainStay VP S&P 500 Index—Service Class	2,466	(1,914)	552	1,825	(1,752)	73
MainStay VP Small Cap Core—Service Class	5,210	(473)	4,737	—	—	—
MainStay VP T. Rowe Price Equity Income—Service Class	823	(1,684)	(861)	616	(1,873)	(1,257)
MainStay VP Unconstrained Bond—Service Class	4,008	(4,455)	(447)	5,699	(2,307)	3,392
American Funds IS® Global Small Capitalization Fund℠—Class 4	178	(81)	97	222	(23)	199
American Funds IS® New World Fund®—Class 4	673	(348)	325	1,169	(192)	977
BlackRock® Global Allocation V.I. Fund—Class III	1,218	(2,130)	(912)	1,142	(1,950)	(808)
BlackRock® High Yield V.I. Fund—Class III	1,375	(799)	576	1,459	(600)	859
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	266	(136)	130	77	(21)	56
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	493	(105)	388	50	(24)	26
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	574	(602)	(28)	232	(527)	(295)
Deutsche Alternative Asset Allocation VIP—Class B	366	(12)	354
Dreyfus IP Technology Growth Portfolio—Service Shares	543	(659)	(116)	695	(585)	110
Fidelity® VIP Contrafund® Portfolio—Service Class 2	2,709	(2,633)	76	2,563	(2,168)	395
Fidelity® VIP Equity-Income Portfolio—Service Class 2	700	(1,070)	(370)	421	(1,240)	(819)
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	562	(1,011)	(449)	1,483	(176)	1,307
Fidelity® VIP Mid Cap Portfolio—Service Class 2	630	(1,111)	(481)	520	(1,236)	(716)
Invesco V.I. American Value Fund—Series II Shares	578	(362)	216	508	(289)	219
Invesco V.I. International Growth Fund—Series II Shares	1,083	(444)	639	1,528	(198)	1,330
Janus Aspen Global Research Portfolio—Service Shares	144	(567)	(423)	468	(442)	26
MFS® Investors Trust Series—Service Class	535	(227)	308	447	(177)	270
MFS® Research Series—Service Class	263	(162)	101	115	(149)	(34)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	733	(950)	(217)	1,393	(462)	931
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2,900	(1,273)	1,627	3,517	(626)	2,891
PIMCO VIT Low Duration Portfolio—Advisor Class	1,027	(223)	804
PIMCO VIT Total Return Portfolio—Advisor Class	2,814	(1,068)	1,746	3,426	(657)	2,769
UIF U.S. Real Estate Portfolio—Class II	962	(963)	(1)	1,468	(1,628)	(160)
Victory VIF Diversified Stock Fund—Class A Shares	68	(232)	(164)	68	(385)	(317)

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2016, 2015, 2014, 2013 and 2012:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Bond—Initial Class	2016	$51,248	2,490	$14.67 to $22.47	1.6% to 2.1%	2.6%
	2015	55,815	2,776	14.43 to 22.01	2.2% to 3.1%	2.3%
	2014	65,630	3,229	14.67 to 22.27	3.9% to 4.4%	2.0%
	2013	73,255	3,763	14.12 to 21.35	(3.6%) to (3.2%)	1.8%
	2012	96,958	4,822	14.65 to 22.05	2.7% to 3.2%	2.3%
MainStay VP Common Stock—Initial Class	2016	$83,946	2,304	$15.08 to $44.05	7.1% to 7.6%	1.5%
	2015	88,733	2,647	14.04 to 40.94	11.3% to 12.3%	1.3%
	2014	101,939	3,079	14.14 to 41.16	12.4% to 12.9%	1.2%
	2013	101,032	3,440	12.54 to 36.45	33.2% to 33.8%	1.5%
	2012	84,980	3,836	9.39 to 27.24	14.6% to 15.1%	1.6%
MainStay VP Convertible—Initial Class	2016	$72,730	2,466	$18.62 to $35.32	10.0% to 10.5%	4.0%
	2015	75,437	2,842	16.88 to 31.96	2.7% to 3.6%	2.7%
	2014	85,042	3,106	17.39 to 32.84	6.0% to 6.5%	3.3%
	2013	90,370	3,524	16.36 to 30.84	23.1% to 23.6%	2.4%
	2012	83,964	4,072	13.26 to 24.95	7.1% to 7.6%	2.9%
MainStay VP Cornerstone Growth—Initial Class	2016	$78,895	3,455	$8.75 to $26.19	(1.4%) to (1.0%)	0.2%
	2015	88,979	3,824	8.85 to 26.46	7.6% to 8.5%	0.0%
	2014	99,837	4,359	8.77 to 26.15	6.8% to 7.3%	0.6%
	2013	105,987	4,991	8.19 to 24.37	22.4% to 23.0%	0.8%
	2012	99,063	5,805	6.67 to 19.82	12.8% to 13.3%	0.4%
MainStay VP Eagle Small Cap Growth—Initial Class	2016	$55,780	4,098	$13.36 to $13.69	8.0% to 8.5%	0.0%
	2015	61,908	4,931	12.37 to 12.61	(2.1%) to (1.1%)	0.0%
	2014	76,873	5,979	12.72 to 12.90	0.6% to 1.1%	0.0%
	2013	89,790	7,055	12.64 to 12.76	28.5% to 29.1%	0.1%
	2012	85,004	8,616	9.84 to 9.88	(1.6%) to (1.2%)	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2016	$13,489	1,929	$6.85 to $7.00	4.3% to 4.8%	0.4%
	2015	14,569	2,181	6.57 to 6.69	(28.9%) to (28.3%)	1.3%
	2014	20,507	2,537	7.99 to 8.09	(13.6%) to (13.2%)	1.1%
	2013	27,352	2,936	9.24 to 9.32	(7.2%) to (6.7%)	0.7%
	2012	36,809	3,695	9.96 to 10.00	(0.4%) to 0.0%	0.0%
MainStay VP Epoch U.S. Small Cap—Initial Class	2016	$24,527	1,153	$19.76 to $31.46	14.0% to 14.6%	0.4%
	2015	24,439	1,316	17.29 to 27.58	(1.2%) to (0.3%)	0.5%
	2014	28,813	1,471	18.27 to 29.22	4.6% to 5.1%	0.3%
	2013	33,039	1,776	17.42 to 27.93	35.4% to 36.0%	0.7%
	2012	25,636	1,870	12.83 to 20.63	10.7% to 11.2%	0.4%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Government—Initial Class	2016	$33,815	1,867	$13.05 to $19.95	(0.8%) to (0.3%)	2.3%
	2015	36,890	2,033	13.15 to 20.01	1.4% to 2.3%	2.7%
	2014	43,688	2,381	13.33 to 20.19	2.7% to 3.2%	3.0%
	2013	49,714	2,804	12.98 to 19.57	(4.2%) to (3.8%)	3.2%
	2012	66,743	3,641	13.55 to 20.35	2.1% to 2.5%	2.9%
MainStay VP High Yield Corporate Bond—Initial Class	2016	$223,106	6,125	$25.13 to $41.38	14.1% to 14.6%	5.7%
	2015	216,783	6,848	21.97 to 36.11	(3.5%) to (2.6%)	5.7%
	2014	259,677	7,966	22.68 to 37.20	(0.1%) to 0.4%	5.5%
	2013	308,798	9,603	22.64 to 37.06	4.7% to 5.1%	5.3%
	2012	343,323	11,286	21.58 to 35.25	11.3% to 11.8%	5.6%
MainStay VP ICAP Select Equity—Initial Class	2016	$122,986	6,356	$17.62 to $24.31	3.0% to 3.4%	1.1%
	2015	138,208	7,389	17.07 to 23.61	1.0% to 1.9%	2.6%
	2014	165,127	8,378	18.02 to 25.00	6.9% to 7.4%	1.4%
	2013	177,568	9,675	16.82 to 23.39	27.9% to 28.5%	1.5%
	2012	159,708	11,186	13.12 to 18.29	13.5% to 14.0%	2.1%
MainStay VP Income Builder—Initial Class	2016	$64,236	2,333	$13.60 to $31.66	7.3% to 7.8%	4.3%
	2015	66,651	2,624	12.65 to 29.38	0.5% to 1.4%	4.7%
	2014	78,944	2,953	13.32 to 30.87	6.1% to 6.6%	5.7%
	2013	80,981	3,201	12.52 to 28.96	16.2% to 16.7%	4.3%
	2012	76,975	3,543	10.74 to 24.81	12.9% to 13.4%	4.2%
MainStay VP International Equity—Initial Class	2016	$22,035	1,074	$14.34 to $24.03	(6.7%) to (6.3%)	0.8%
	2015	28,699	1,326	15.32 to 25.64	(0.4%) to 0.5%	1.0%
	2014	29,553	1,414	14.67 to 24.49	(4.4%) to (4.0%)	0.6%
	2013	36,530	1,679	15.30 to 25.50	13.0% to 13.5%	1.1%
	2012	38,330	2,009	13.51 to 22.46	17.3% to 17.8%	1.7%
MainStay VP Janus Balanced—Initial Class	2016	$178,593	13,181	$13.27 to $13.60	2.8% to 3.3%	1.9%
	2015	198,388	15,114	12.91 to 13.17	5.5% to 6.5%	1.8%
	2014	226,524	17,132	13.06 to 13.25	6.7% to 7.2%	1.4%
	2013	241,187	19,543	12.25 to 12.36	18.0% to 18.5%	1.4%
	2012	236,295	22,693	10.38 to 10.43	3.8% to 4.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2016	$35,965	1,730	$11.27 to $24.21	(4.1%) to (3.6%)	0.0%
	2015	43,333	2,010	11.72 to 25.12	13.2% to 14.2%	0.0%
	2014	43,622	2,100	11.22 to 24.00	8.6% to 9.1%	0.0%
	2013	47,325	2,508	10.30 to 22.00	34.0% to 34.6%	0.3%
	2012	40,619	2,921	7.67 to 16.34	11.0% to 11.5%	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MFS® Utilities—Initial Class	2016	$1,152	88	$12.88 to $13.17	9.4% to 9.9%	3.5%
	2015	1,470	123	11.78 to 11.98	(7.0%) to (6.2%)	3.4%
	2014	2,507	177	14.01 to 14.19	10.6% to 11.1%	1.7%
	2013	2,433	191	12.66 to 12.77	18.1% to 18.7%	2.2%
	2012	2,518	234	10.72 to 10.76	7.2% to 7.6%	0.0%
MainStay VP Mid Cap Core—Initial Class	2016	$57,944	1,946	$29.68 to $33.66	9.1% to 9.6%	0.8%
	2015	61,361	2,259	27.07 to 30.84	6.2% to 7.1%	0.5%
	2014	74,946	2,618	28.50 to 32.61	12.3% to 12.8%	0.5%
	2013	75,924	2,990	25.27 to 29.05	39.6% to 40.2%	1.0%
	2012	59,188	3,265	18.02 to 20.81	15.4% to 15.9%	0.7%
MainStay VP S&P 500 Index—Initial Class	2016	$180,164	5,047	$15.86 to $44.13	9.6% to 10.1%	1.6%
	2015	184,942	5,771	14.44 to 40.09	10.4% to 11.4%	1.4%
	2014	211,827	6,584	14.51 to 40.21	11.3% to 11.8%	1.4%
	2013	212,379	7,360	13.01 to 35.98	29.6% to 30.2%	1.6%
	2012	185,880	8,406	10.02 to 27.64	13.5% to 14.0%	1.6%
MainStay VP T. Rowe Price Equity Income—Initial Class	2016	$56,938	3,640	$15.34 to $15.68	16.7% to 17.2%	1.9%
	2015	55,329	4,143	13.15 to 13.38	(3.2%) to (2.3%)	1.7%
	2014	68,620	4,721	14.37 to 14.55	5.8% to 6.2%	1.4%
	2013	76,920	5,620	13.58 to 13.70	28.0% to 28.6%	1.3%
	2012	66,549	6,250	10.61 to 10.66	6.1% to 6.6%	0.0%
MainStay VP U.S. Government Money Market—Initial Class	2016	$143,043	97,479	$0.90 to $9.92	(1.8%) to (0.8%)	0.0%
	2015	161,802	115,926	0.92 to 9.95	(3.6%) to (0.9%)	0.0%
	2014	152,542	113,226	0.94 to 9.30	(1.8%) to (1.3%)	0.0%
	2013	173,690	133,931	0.95 to 9.43	(1.8%) to (1.3%)	0.0%
	2012	216,181	171,514	0.97 to 9.55	(1.8%) to (0.5%)	0.0%
MainStay VP VanEck Global Hard Assets—Initial Class	2016	$152,345	20,726	$7.18 to $11.64	11.0% to 41.5%	0.6%
	2015	120,735	23,260	5.11 to 8.23	(47.6%) to (39.8%)	0.4%
	2014	188,202	23,981	7.76 to 8.93	(20.3%) to (19.9%)	0.4%
	2013	255,285	26,032	9.73 to 11.15	8.9% to 9.5%	1.1%
	2012	276,562	30,876	8.94 to 10.19	(10.6%) to 1.9%	0.0%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2016	$12,365	657	$18.25 to $28.16	2.8% to 3.3%	0.0%
	2015	13,976	769	17.71 to 27.40	9.3% to 10.3%	0.0%
	2014	13,374	765	16.95 to 26.29	4.9% to 5.3%	0.0%
	2013	14,527	876	16.12 to 25.07	30.4% to 31.0%	0.0%
	2012	14,983	1,188	12.34 to 19.23	13.5% to 14.0%	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Contrafund® Portfolio—Initial Class	2016	$135,457	3,468	$22.25 to $45.22	6.0% to 6.5%	0.8%
	2015	148,106	4,049	20.93 to 42.45	8.6% to 9.6%	1.0%
	2014	167,877	4,568	21.13 to 42.76	9.9% to 10.4%	0.9%
	2013	175,388	5,301	19.18 to 38.74	28.9% to 29.5%	1.0%
	2012	156,076	6,127	14.84 to 29.92	14.3% to 14.8%	1.3%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2016	$59,192	2,136	$19.21 to $31.03	15.9% to 16.4%	2.2%
	2015	58,273	2,455	16.58 to 26.66	0.6% to 1.5%	3.1%
	2014	70,378	2,808	17.58 to 28.16	6.7% to 7.2%	2.7%
	2013	77,265	3,323	16.48 to 26.26	25.8% to 26.4%	2.4%
	2012	68,188	3,709	13.09 to 20.78	15.2% to 15.7%	3.0%
Janus Aspen Global Research Portfolio—Institutional Shares	2016	$51,997	2,611	$8.45 to $22.16	0.2% to 0.7%	1.1%
	2015	59,025	3,000	8.41 to 22.01	1.2% to 2.1%	0.7%
	2014	67,675	3,317	8.75 to 22.85	5.5% to 6.0%	1.1%
	2013	73,138	3,823	8.27 to 21.56	26.1% to 26.6%	1.2%
	2012	65,403	4,350	6.55 to 17.03	17.9% to 18.4%	0.9%
MFS® Investors Trust Series—Initial Class	2016	$7,974	438	$15.76 to $25.56	6.6% to 7.1%	0.9%
	2015	8,205	485	14.74 to 23.98	7.2% to 8.2%	0.9%
	2014	9,597	560	14.95 to 24.37	9.0% to 9.5%	0.9%
	2013	10,551	675	13.68 to 22.37	29.6% to 30.2%	1.1%
	2012	9,193	764	10.53 to 17.25	17.0% to 17.5%	0.9%
MFS® Research Series—Initial Class	2016	$9,613	491	$13.73 to $26.18	6.7% to 7.2%	0.8%
	2015	10,337	566	12.83 to 24.53	7.1% to 8.0%	0.7%
	2014	11,653	634	12.93 to 24.79	8.2% to 8.7%	0.8%
	2013	12,090	721	11.92 to 22.91	29.9% to 30.4%	0.3%
	2012	10,832	842	9.16 to 17.64	15.1% to 15.6%	0.8%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2016	$1,360	60	$21.55 to $30.85	2.5% to 2.9%	0.0%
	2015	1,817	83	20.94 to 29.98	5.0% to 5.9%	0.0%
	2014	1,948	89	20.97 to 30.04	5.6% to 6.1%	0.0%
	2013	2,039	99	19.76 to 28.33	30.2% to 30.8%	0.0%
	2012	2,187	139	15.11 to 21.67	10.3% to 10.8%	0.0%
Royce Micro-Cap Portfolio—Investment Class	2016	$—	—	$—	—	—
	2015	54,795	3,950	8.25 to 14.97	(18.7%) to (12.8%)	0.0%
	2014	75,773	4,676	9.55 to 17.35	(5.3%) to (4.9%)	0.0%
	2013	86,271	5,002	10.05 to 18.24	18.8% to 19.4%	0.5%
	2012	78,610	5,369	8.42 to 15.29	5.6% to 6.2%	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Absolute Return Multi-Strategy—Service Class	2016	$69,301	8,038	$8.43 to $10.28	(1.9%) to 2.8%	0.0%
	2015	71,237	8,222	8.59 to 9.67	(22.0%) to (10.8%)	0.0%
	2014	87,461	9,163	9.51 to 9.57	(13.7%) to (13.3%)	0.0%
	2013	90,764	8,231	11.01 to 11.04	10.1% to 10.4%	0.0%
MainStay VP Balanced—Service Class	2016	$128,444	7,800	$10.30 to $18.10	4.9% to 8.5%	1.2%
	2015	122,340	7,819	9.51 to 16.69	(4.9%) to 4.6%	0.9%
	2014	127,124	7,664	13.51 to 17.40	8.6% to 9.1%	0.7%
	2013	113,358	7,436	12.38 to 15.95	19.3% to 19.9%	1.0%
	2012	87,556	6,859	10.32 to 13.30	3.2% to 10.5%	1.1%
MainStay VP Bond—Service Class	2016	$116,120	9,243	$9.85 to $13.82	(1.5%) to 1.9%	2.4%
	2015	122,339	9,770	9.80 to 13.57	(2.0%) to 2.7%	2.1%
	2014	139,506	10,888	10.08 to 13.76	3.6% to 4.1%	1.7%
	2013	148,906	11,975	9.68 to 13.22	(3.9%) to (3.4%)	1.5%
	2012	199,192	15,300	10.02 to 13.69	0.2% to 3.0%	2.2%
MainStay VP Common Stock—Service Class	2016	$59,858	2,906	$10.36 to $23.91	6.9% to 7.4%	1.3%
	2015	56,098	2,724	9.67 to 22.27	(3.3%) to 11.9%	1.1%
	2014	63,899	2,990	15.44 to 22.45	12.2% to 12.7%	1.1%
	2013	48,670	2,524	13.70 to 19.93	32.8% to 33.5%	1.4%
	2012	37,058	2,538	10.26 to 14.93	2.6% to 14.9%	1.4%
MainStay VP Conservative Allocation—Service Class	2016	$295,075	20,534	$9.90 to $15.29	3.0% to 4.7%	2.3%
	2015	325,149	23,133	9.48 to 14.61	(5.2%) to (0.4%)	2.1%
	2014	347,963	23,693	11.68 to 15.07	2.1% to 2.6%	2.3%
	2013	341,757	23,793	11.38 to 14.69	10.7% to 11.2%	2.3%
	2012	297,186	22,895	10.23 to 13.21	2.3% to 8.9%	2.0%
MainStay VP Convertible—Service Class	2016	$164,177	8,511	$10.27 to $22.36	9.2% to 10.4%	3.8%
	2015	171,982	9,498	9.33 to 20.29	(6.7%) to 3.2%	2.5%
	2014	194,321	10,174	12.23 to 20.90	5.7% to 6.3%	2.8%
	2013	193,640	10,608	11.52 to 19.68	22.7% to 23.4%	2.2%
	2012	160,845	10,684	9.34 to 15.96	1.7% to 7.4%	2.7%
MainStay VP Cornerstone Growth—Service Class	2016	$27,370	1,636	$9.58 to $17.55	(1.7%) to 3.4%	0.0%
	2015	31,321	1,827	9.72 to 17.81	(2.8%) to 8.1%	0.0%
	2014	35,037	2,047	13.35 to 17.70	6.6% to 7.1%	0.4%
	2013	36,538	2,280	12.46 to 16.58	22.1% to 22.7%	0.6%
	2012	33,316	2,538	10.15 to 13.55	1.5% to 13.1%	0.2%
MainStay VP Cushing® Renaissance Advantage—Service Class	2016	$6,840	719	$9.37 to $11.61	15.9% to 26.8%	0.2%
	2015	2,025	272	7.42 to 8.66	(32.5%) to (32.3%)	0.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Eagle Small Cap Growth—Service Class	2016	$30,478	2,332	$10.33 to $14.35	7.7% to 11.7%	0.0%
	2015	34,036	2,806	9.56 to 13.25	(4.4%) to (1.6%)	0.0%
	2014	35,167	2,785	11.66 to 13.59	0.4% to 0.9%	0.0%
	2013	36,744	2,912	11.60 to 13.47	16.0% to 28.8%	0.0%
	2012	29,977	3,049	9.81 to 10.46	(1.9%) to 4.6%	0.0%
MainStay VP Emerging Markets Equity—Service Class	2016	$55,245	7,964	$6.77 to $10.34	3.2% to 4.6%	0.2%
	2015	59,948	9,048	6.51 to 9.61	(29.3%) to (22.6%)	1.0%
	2014	78,743	9,797	7.93 to 8.81	(13.8%) to (13.4%)	0.9%
	2013	95,712	10,315	9.20 to 10.17	(7.4%) to (6.9%)	0.5%
	2012	109,434	10,982	9.94 to 10.92	(0.6%) to 9.2%	0.0%
MainStay VP Epoch U.S. Small Cap—Service Class	2016	$74,070	3,021	$10.68 to $28.59	11.7% to 14.4%	0.2%
	2015	72,332	3,234	9.37 to 25.02	(6.3%) to (0.7%)	0.3%
	2014	84,915	3,489	14.04 to 26.46	4.4% to 4.9%	0.1%
	2013	90,809	3,820	13.39 to 25.23	35.0% to 35.7%	0.6%
	2012	67,965	3,788	9.87 to 18.60	5.9% to 11.0%	0.2%
MainStay VP Floating Rate—Service Class	2016	$205,987	16,723	$10.25 to $12.82	3.7% to 6.8%	3.7%
	2015	211,604	18,161	9.63 to 12.02	(3.7%) to (1.9%)	3.7%
	2014	224,762	18,944	10.41 to 12.17	(1.2%) to (0.7%)	3.7%
	2013	245,379	20,414	10.48 to 12.26	2.3% to 2.8%	3.9%
	2012	218,377	18,529	10.20 to 11.94	2.0% to 5.4%	3.9%
MainStay VP Government—Service Class	2016	$67,192	5,798	$9.73 to $12.40	(2.1%) to (0.5%)	2.2%
	2015	67,940	5,770	9.78 to 12.47	(1.6%) to 1.9%	2.6%
	2014	77,431	6,474	9.89 to 12.61	2.4% to 3.0%	2.8%
	2013	85,345	7,292	9.61 to 12.26	(4.5%) to (4.0%)	2.8%
	2012	118,054	9,611	10.01 to 12.78	0.1% to 2.3%	2.8%
MainStay VP Growth Allocation—Service Class	2016	$171,201	11,806	$9.67 to $18.64	5.4% to 6.4%	1.3%
	2015	164,081	11,448	9.16 to 17.61	(8.4%) to (1.6%)	1.7%
	2014	167,383	10,921	13.18 to 18.47	2.7% to 3.2%	1.2%
	2013	132,909	9,031	12.77 to 17.89	28.1% to 28.8%	0.8%
	2012	92,730	8,128	9.92 to 13.90	4.4% to 13.6%	0.8%
MainStay VP High Yield Corporate Bond—Service Class	2016	$746,954	42,334	$10.66 to $22.38	8.2% to 14.4%	5.6%
	2015	708,474	44,173	9.34 to 19.57	(6.6%) to (3.0%)	5.6%
	2014	829,020	48,535	10.93 to 20.22	(0.3%) to 0.2%	5.6%
	2013	870,032	49,578	10.91 to 20.20	4.4% to 4.9%	5.4%
	2012	873,062	50,258	10.40 to 19.27	4.0% to 11.6%	5.7%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP ICAP Select Equity—Service Class	2016	$214,150	11,014	$9.54 to $21.29	2.7% to 5.8%	0.8%
	2015	246,434	12,851	9.27 to 20.63	(7.3%) to 1.5%	2.4%
	2014	294,249	14,303	13.97 to 21.80	6.6% to 7.2%	1.2%
	2013	304,615	15,680	13.05 to 20.35	27.6% to 28.2%	1.4%
	2012	258,965	16,869	10.18 to 15.88	4.1% to 13.7%	1.9%
MainStay VP Income Builder—Service Class	2016	$108,032	6,549	$9.92 to $19.43	3.5% to 7.6%	4.1%
	2015	99,229	6,165	9.25 to 18.08	(7.5%) to 1.0%	4.6%
	2014	101,391	5,771	12.71 to 19.06	5.9% to 6.4%	5.4%
	2013	77,622	4,638	11.95 to 17.93	15.9% to 16.5%	4.5%
	2012	53,735	3,655	10.26 to 15.41	2.6% to 13.2%	4.2%
MainStay VP International Equity—Service Class	2016	$92,478	6,219	$9.08 to $17.47	(6.9%) to (4.0%)	0.5%
	2015	118,971	7,373	9.72 to 18.68	(2.8%) to 0.1%	0.7%
	2014	130,025	8,316	9.91 to 17.89	(4.6%) to (4.2%)	0.4%
	2013	144,942	8,664	10.35 to 18.68	12.7% to 13.3%	0.9%
	2012	134,786	8,845	9.14 to 16.50	5.6% to 17.6%	1.5%
MainStay VP Janus Balanced—Service Class	2016	$185,374	14,219	$9.97 to $13.44	2.5% to 4.1%	1.7%
	2015	196,029	15,256	9.70 to 13.04	(3.0%) to 6.0%	1.6%
	2014	200,957	15,351	12.95 to 13.16	6.4% to 7.0%	1.2%
	2013	192,130	15,671	12.10 to 12.30	17.7% to 18.2%	1.3%
	2012	160,772	15,465	10.24 to 10.40	2.4% to 4.0%	0.0%
MainStay VP Large Cap Growth—Service Class	2016	$116,437	6,243	$9.71 to $21.26	(4.3%) to 1.3%	0.0%
	2015	138,218	6,741	10.12 to 22.15	1.2% to 13.8%	0.0%
	2014	129,311	6,437	14.46 to 21.24	8.3% to 8.9%	0.0%
	2013	123,200	6,640	13.28 to 19.55	33.6% to 34.3%	0.1%
	2012	92,835	6,639	9.90 to 14.59	1.5% to 11.3%	0.0%
MainStay VP MFS® Utilities—Service Class	2016	$401,511	31,624	$8.97 to $13.04	(0.3%) to 9.7%	2.8%
	2015	410,264	34,970	8.20 to 11.89	(18.0%) to (6.5%)	3.6%
	2014	543,079	38,700	13.65 to 14.11	10.3% to 10.9%	1.6%
	2013	489,480	38,612	12.31 to 12.72	17.8% to 18.4%	2.2%
	2012	409,415	38,131	10.39 to 10.74	3.9% to 7.4%	0.0%
MainStay VP Mid Cap Core—Service Class	2016	$172,710	6,380	$10.07 to $31.60	7.5% to 9.5%	0.5%
	2015	180,771	6,999	9.23 to 28.90	(7.7%) to 6.7%	0.3%
	2014	223,022	7,947	15.69 to 30.50	12.0% to 12.6%	0.3%
	2013	218,656	8,600	13.95 to 27.11	39.2% to 39.9%	0.9%
	2012	163,677	8,808	9.97 to 19.39	5.5% to 15.6%	0.5%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Moderate Allocation—Service Class	2016	$374,428	25,416	$9.82 to $16.10	3.8% to 4.8%	2.0%
	2015	384,063	26,536	9.40 to 15.37	(6.0%) to (0.3%)	2.2%
	2014	412,016	27,138	12.44 to 15.88	2.4% to 3.0%	2.0%
	2013	398,743	26,977	12.08 to 15.42	16.6% to 17.2%	1.8%
	2012	333,621	26,360	10.31 to 13.15	3.1% to 10.8%	1.5%
MainStay VP Moderate Growth Allocation—Service Class	2016	$443,167	29,200	$9.79 to $17.33	5.3% to 5.9%	1.8%
	2015	440,301	29,759	9.28 to 16.37	(7.2%) to (1.1%)	2.1%
	2014	458,924	29,304	12.89 to 17.03	2.4% to 2.9%	1.7%
	2013	417,004	27,388	12.53 to 16.55	23.3% to 23.9%	1.2%
	2012	301,555	24,373	10.11 to 13.35	4.0% to 12.8%	1.0%
MainStay VP PIMCO Real Return—Service Class	2016	$74,376	7,974	$9.08 to $10.12	(0.2%) to 3.7%	1.4%
	2015	77,587	8,626	8.77 to 9.76	(5.5%) to (3.1%)	4.0%
	2014	95,672	10,209	9.12 to 9.43	0.5% to 0.9%	0.6%
	2013	107,938	11,600	9.04 to 9.34	(10.8%) to (10.5%)	1.0%
	2012	169,561	16,217	10.10 to 10.44	1.0% to 4.4%	0.0%
MainStay VP S&P 500 Index—Service Class	2016	$228,425	11,170	$10.63 to $23.18	7.7% to 9.9%	1.4%
	2015	209,941	10,618	9.70 to 21.11	(3.0%) to 11.0%	1.2%
	2014	215,185	10,545	14.73 to 21.23	11.0% to 11.5%	1.3%
	2013	197,514	10,696	13.20 to 19.04	29.3% to 29.9%	1.4%
	2012	161,960	11,278	10.16 to 14.66	1.6% to 13.8%	1.4%
MainStay VP Small Cap Core—Service Class	2016	$55,792	4,737	$11.18 to $11.80	11.8% to 18.0%	0.1%
MainStay VP T. Rowe Price Equity Income—Service Class	2016	$133,595	8,823	$10.59 to $15.53	10.9% to 17.0%	1.7%
	2015	126,937	9,684	9.08 to 13.28	(9.2%) to (2.7%)	1.5%
	2014	157,455	10,941	14.10 to 14.47	5.5% to 6.0%	1.2%
	2013	166,436	12,239	13.30 to 13.65	27.7% to 28.3%	1.1%
	2012	141,752	13,354	10.36 to 10.64	3.6% to 6.4%	0.0%
MainStay VP Unconstrained Bond—Service Class	2016	$200,268	18,192	$9.97 to $11.43	3.0% to 5.9%	3.3%
	2015	196,996	18,639	9.45 to 10.80	(5.5%) to (3.7%)	3.2%
	2014	169,103	15,247	10.71 to 11.25	(0.1%) to 0.3%	3.7%
	2013	108,775	9,822	10.68 to 11.21	2.1% to 2.5%	4.6%
	2012	60,954	5,525	10.41 to 10.94	4.1% to 12.0%	7.6%
American Funds IS® Global Small Capitalization Fund℠—Class 4	2016	$2,766	296	$9.19 to $10.31	0.1% to 3.1%	0.1%
	2015	1,831	199	9.18 to 9.51	(16.5%) to (16.3%)	0.0%
American Funds IS® New World Fund®—Class 4	2016	$16,967	1,846	$8.96 to $10.56	2.9% to 3.7%	0.7%
	2015	13,323	1,521	8.68 to 10.19	(9.7%) to (9.5%)	0.6%
	2014	4,984	544	9.15 to 9.17	(8.5%) to (8.3%)	1.9%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
BlackRock® Global Allocation V.I. Fund—Class III	2016	$113,604	10,438	$9.54 to $11.69	1.9% to 2.5%	1.2%
	2015	121,666	11,350	9.33 to 11.41	(6.7%) to (1.8%)	1.0%
	2014	133,983	12,158	10.85 to 11.69	0.2% to 0.6%	2.3%
	2013	123,710	11,277	10.83 to 11.62	12.4% to 12.9%	1.2%
	2012	77,641	7,982	9.63 to 10.29	2.9% to 8.5%	1.9%
BlackRock® High Yield V.I. Fund—Class III	2016	$26,148	2,529	$10.22 to $10.65	6.3% to 11.4%	5.1%
	2015	18,163	1,953	9.21 to 9.49	(7.9%) to (7.8%)	4.8%
	2014	10,747	1,094	9.81 to 9.83	(1.9%) to (1.7%)	3.1%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2016	$1,586	186	$8.31 to $10.26	2.4% to 10.9%	0.0%
	2015	420	56	7.52 to 8.68	(49.8%) to (49.7%)	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2016	$4,262	414	$10.25 to $10.85	3.0% to 9.6%	2.0%
	2015	241	26	9.39 to 9.90	(41.3%) to (41.1%)	0.0%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2016	$52,117	2,477	$11.91 to $23.19	22.8% to 31.0%	0.4%
	2015	41,152	2,505	9.12 to 17.71	(8.8%) to (6.0%)	0.6%
	2014	50,451	2,800	12.86 to 19.16	1.2% to 1.7%	0.5%
	2013	52,924	2,969	12.65 to 18.85	31.6% to 32.2%	1.0%
	2012	41,103	3,032	9.57 to 14.25	6.7% to 9.8%	0.3%
Deutsche Alternative Asset Allocation VIP—Class B	2016	$3,557	354	$10.02 to $10.05	0.2% to 0.5%	0.0%
Dreyfus IP Technology Growth Portfolio—Service Shares	2016	$57,980	2,757	$10.25 to $24.00	2.5% to 5.0%	0.0%
	2015	61,660	2,873	9.98 to 23.32	(0.2%) to 9.9%	0.0%
	2014	58,080	2,763	13.34 to 22.33	4.6% to 5.1%	0.0%
	2013	58,164	2,876	12.70 to 21.24	30.1% to 30.7%	0.0%
	2012	49,800	3,183	9.72 to 16.26	0.1% to 13.8%	0.0%
Fidelity® VIP Contrafund® Portfolio—Service Class 2	2016	$341,037	16,273	$10.14 to $27.86	5.8% to 6.3%	0.6%
	2015	347,510	16,197	9.56 to 26.24	(4.4%) to 9.1%	0.8%
	2014	362,837	15,802	14.33 to 26.51	9.6% to 10.2%	0.7%
	2013	333,409	15,369	13.02 to 24.09	28.6% to 29.2%	0.8%
	2012	265,143	15,127	10.08 to 18.67	2.1% to 14.6%	1.1%
Fidelity® VIP Equity-Income Portfolio—Service Class 2	2016	$106,815	5,340	$10.67 to $21.54	11.5% to 16.2%	2.1%
	2015	100,803	5,710	9.21 to 18.56	(7.9%) to 1.1%	2.8%
	2014	123,979	6,529	13.88 to 19.65	6.5% to 7.0%	2.6%
	2013	127,210	7,135	12.97 to 18.37	25.5% to 26.1%	2.3%
	2012	108,264	7,608	10.29 to 14.58	2.9% to 15.5%	2.8%
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2016	$10,796	969	$9.77 to $11.56	(1.7%) to 2.9%	0.0%
	2015	16,419	1,418	9.92 to 11.71	(0.8%) to (0.6%)	0.0%
	2014	1,247	111	11.24 to 11.27	12.4% to 12.7%	0.0%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2016	$156,939	6,075	$10.23 to $31.69	9.0% to 10.5%	0.3%
	2015	161,100	6,556	9.29 to 28.73	(7.1%) to 1.5%	0.2%
	2014	190,874	7,272	13.04 to 29.63	4.1% to 4.6%	0.0%
	2013	202,381	7,874	12.47 to 28.35	33.4% to 34.0%	0.3%
	2012	167,099	8,508	9.31 to 21.17	4.1% to 13.0%	0.4%
Invesco V.I. American Value Fund—Series II Shares	2016	$16,259	1,294	$9.80 to $12.95	11.2% to 13.7%	0.1%
	2015	12,066	1,078	8.64 to 11.39	(13.6%) to (3.4%)	0.0%
	2014	10,916	859	12.65 to 12.74	7.6% to 8.0%	0.2%
	2013	3,607	306	11.76 to 11.79	17.6% to 17.9%	0.6%
Invesco V.I. International Growth Fund—Series II Shares	2016	$24,546	2,714	$8.73 to $9.98	(3.7%) to (2.0%)	1.2%
	2015	19,175	2,075	8.93 to 10.18	(10.7%) to (10.5%)	1.5%
	2014	7,209	745	9.65 to 9.68	(3.5%) to (3.2%)	1.2%
Janus Aspen Global Research Portfolio—Service Shares	2016	$31,889	2,038	$9.00 to $16.83	(0.0%) to 1.9%	0.9%
	2015	38,844	2,461	8.98 to 16.76	(10.2%) to 1.7%	0.5%
	2014	40,620	2,435	12.53 to 17.44	5.2% to 5.7%	1.0%
	2013	40,906	2,579	11.85 to 16.50	25.7% to 26.4%	1.1%
	2012	31,664	2,503	9.38 to 13.06	9.8% to 18.2%	0.8%
MFS® Investors Trust Series—Service Class	2016	$22,698	1,358	$10.29 to $22.98	5.9% to 6.9%	0.6%
	2015	18,540	1,050	9.66 to 21.52	(3.4%) to 7.7%	0.7%
	2014	15,349	780	14.71 to 21.84	8.7% to 9.2%	0.8%
	2013	12,570	668	13.47 to 20.02	29.3% to 30.0%	1.0%
	2012	8,341	564	10.36 to 15.42	3.6% to 17.2%	0.7%
MFS® Research Series—Service Class	2016	$14,216	687	$10.29 to $25.07	5.4% to 7.1%	0.6%
	2015	11,786	586	9.64 to 23.44	(3.6%) to 7.6%	0.5%
	2014	12,887	620	14.53 to 23.64	7.9% to 8.5%	0.6%
	2013	12,082	609	13.39 to 21.81	29.6% to 30.2%	0.3%
	2012	9,074	570	10.28 to 16.75	2.8% to 15.3%	0.6%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2016	$54,218	2,726	$9.57 to $27.67	2.3% to 5.6%	0.0%
	2015	64,660	2,943	9.33 to 26.95	(6.7%) to 5.5%	0.0%
	2014	47,261	2,012	13.73 to 27.08	5.3% to 5.9%	0.0%
	2013	45,532	1,977	12.97 to 25.60	29.9% to 30.5%	0.0%
	2012	35,906	1,983	9.95 to 19.64	2.1% to 10.6%	0.0%
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2016	$68,889	6,413	$10.25 to $11.04	2.5% to 5.0%	1.4%
	2015	49,716	4,786	9.79 to 10.52	(2.1%) to (1.9%)	3.6%
	2014	20,154	1,895	10.62 to 10.64	1.1% to 1.4%	1.0%
PIMCO VIT Low Duration Portfolio—Advisor Class	2016	$8,013	804	$9.94 to $9.98	(0.6%) to (0.2%)	0.8%

NYLIAC Variable Annuity Separate Account-III
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
PIMCO VIT Total Return Portfolio—Advisor Class	2016	$60,910	6,066	$9.89 to $10.16	(0.6%) to 1.3%	1.9%
	2015	43,096	4,320	9.80 to 10.03	(2.0%) to (1.8%)	5.7%
	2014	15,706	1,551	10.11 to 10.14	6.2% to 6.4%	2.1%
UIF U.S. Real Estate Portfolio—Class II	2016	$33,236	2,793	$10.09 to $12.11	0.9% to 5.2%	1.1%
	2015	31,971	2,794	10.12 to 11.52	1.2% to 28.4%	1.2%
	2014	33,767	2,954	11.38 to 11.46	27.2% to 27.7%	1.2%
	2013	5,349	597	8.95 to 8.97	(10.5%) to (10.3%)	0.6%
Victory VIF Diversified Stock Fund—Class A Shares	2016	$13,879	802	$9.81 to $18.36	2.0% to 3.4%	1.0%
	2015	16,546	966	9.59 to 17.92	(4.1%) to 3.9%	0.6%
	2014	23,158	1,283	14.31 to 18.75	8.2% to 8.7%	0.9%
	2013	24,028	1,442	13.17 to 17.26	31.5% to 32.1%	0.6%
	2012	16,202	1,280	9.97 to 13.07	3.5% to 14.7%	0.9%
Not all Investment Divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value are 1.30% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
________________

[1]
Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]
These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation
and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 23, 2017

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS
(GAAP Basis)
December 31, 2016 and 2015

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
	December 31,
	2016	2015
	(in millions)
Assets
Fixed maturities (includes securities pledged to creditors
of $659 and $586 in 2016 and 2015, respectively):
Available-for-sale, at fair value	$82,556	$77,160
Securities, at fair value	1,923	1,464
Equity securities:
Available-for-sale, at fair value	34	40
Securities, at fair value	925	501
Mortgage loans, net of allowances	13,705	12,757
Policy loans	872	877
Investments in affiliates	573	540
Other investments	1,755	1,447
Total investments	102,343	94,786

Cash and cash equivalents	1,855	2,288
Deferred policy acquisition costs	3,412	3,530
Interest in annuity contracts	6,808	6,472
Amounts recoverable from reinsurer:
Affiliated	4,251	4,323
Unaffiliated	1,612	1,537
Other assets	1,599	1,502
Separate account assets	30,807	28,755
Total assets	$152,687	$143,193

Liabilities
Policyholders’ account balances	$74,019	$70,006
Future policy benefits	20,292	18,380
Policy claims	311	300
Obligations under structured settlement agreements	6,808	6,472
Amounts payable to reinsurer:
Affiliated	4,159	4,259
Unaffiliated	66	51
Other liabilities (includes other liabilities carried at fair value of $43 and $37
in 2016 and 2015, respectively)	3,141	2,670
Separate account liabilities	30,807	28,755
Total liabilities	139,603	130,893

Stockholder’s Equity
Capital stock: par value $10,000
(20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	1,056	975
Retained earnings	8,074	7,369
Total New York Life and Annuity stockholder’s equity	13,083	12,297
Non-controlling interest	1	3
Total stockholder’s equity	13,084	12,300
Total liabilities and stockholder’s equity	$152,687	$143,193

The accompanying notes are an integral part of the consolidated financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2016	2015	2014
	(in millions)

Revenues
Premiums	$2,743	$2,432	$3,123
Fees-universal life and annuity policies	1,112	1,019	1,017
Net investment income	3,871	3,767	3,730
Net investment (losses) gains:
Other-than-temporary impairments on fixed maturities	(119)	(107)	(30)
Other-than-temporary impairments on fixed maturities
recognized in accumulated other comprehensive income	14	13	1
All other net investment gains	195	154	467
Total net investment gains	90	60	438
Net revenue from reinsurance	73	97	86
Other income	107	125	100
Total revenues	7,996	7,500	8,494

Expenses
Interest credited to policyholders’ account balances	2,134	2,061	2,199
Increase in liabilities for future policy benefits	1,835	1,633	2,451
Policyholder benefits	1,600	1,491	1,341
Operating expenses	1,532	1,466	1,129
Total expenses	7,101	6,651	7,120

Income before income tax expense and non-controlling interest	895	849	1,374
Equity in earnings, pre-tax	90	—	—
Income tax expense	277	224	391
Net income	708	625	983
Non-controlling interest	(3)	—	—
Net income attributable to New York Life and Annuity	$705	$625	$983

The accompanying notes are an integral part of the consolidated financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2016	2015	2014
	(in millions)

Net income	$705	$625	$983

Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	—	(3)	(1)
Foreign currency translation adjustment, net	—	(3)	(1)

Net unrealized investment gains (losses):
Net unrealized investment gains (losses) arising during the period	136	(1,130)	1,175
Less: reclassification adjustment for net unrealized investment
gains (losses) included in net income	55	(44)	73
Net unrealized investment gains (losses), net	81	(1,086)	1,102
Other comprehensive income (loss), net of tax	81	(1,089)	1,101

Comprehensive income (loss), net of tax	786	(464)	2,084
Less: comprehensive income attributable to non-controlling interests	(3)	—	—
Comprehensive income (loss) attributable to New York Life and Annuity	$783	$(464)	$2,084

The accompanying notes are an integral part of the consolidated financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
Years Ended December 31, 2016, 2015 and 2014
(in millions)

	Capital Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income	Retained Earnings	New York Life and Annuity Stockholder’s Equity	Non- Controlling Interest	Total Stockholder’s Equity
Balance, January 1, 2014	$25	$3,928	$963	$5,761	$10,677	$—	$10,677
Comprehensive income:
Net income	—	—	—	983	983	—	983
Other comprehensive income, net of tax	—	—	1,101	—	1,101	—	1,101
Total comprehensive income	—	—	1,101	983	2,084	—	2,084
Balance, December 31, 2014	25	3,928	2,064	6,744	12,761	—	12,761
Consolidation of less than 100% owned entities	—	—	—	—	—	3	3
Comprehensive income:
Net income	—	—	—	625	625	—	625
Other comprehensive loss, net of tax	—	—	(1,089)	—	(1,089)	—	(1,089)
Total comprehensive income (loss)	—	—	(1,089)	625	(464)	—	(464)
Balance, December 31, 2015	25	3,928	975	7,369	12,297	3	12,300
Consolidation/ deconsolidation of less than 100% owned entities	—	—	—	—	—	(5)	(5)
Comprehensive income:
Net income	—	—	—	705	705	3	708
Other comprehensive income, net of tax	—	—	81	—	81	—	81
Total comprehensive income	—	—	81	705	786	3	789
Balance, December 31, 2016	$25	$3,928	$1,056	$8,074	$13,083	$1	$13,084

The accompanying notes are an integral part of the consolidated financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Cash Flows from Operating Activities:
Net income	$708	$625	$983
Adjustments to reconcile net income to net cash provided
by operating activities:
Depreciation and amortization	4	22	23
Net capitalization of deferred policy acquisition costs	77	(42)	(314)
Universal life and annuity fees	(828)	(786)	(743)
Interest credited to policyholders’ account balances	2,134	2,061	2,199
Capitalized interest and dividends reinvested	(167)	(234)	(228)
Net investment (gains) losses	(90)	(60)	(438)
Equity in earnings of limited partnerships	(90)	17	(14)
Deferred income tax (benefit) expense	(52)	(45)	133
Net revenue from intercompany reinsurance	3	(2)	(1)
Net change in unearned revenue liability	15	56	60
Changes in:
Other assets and other liabilities	3	(45)	(111)
Book overdrafts	68	(14)	20
Reinsurance receivables and payables	(4)	15	4
Policy claims	11	(47)	8
Acquisition of long-term investments	(286)	—	—
Sale of long-term investments	118	—	—
Future policy benefits	1,828	1,661	2,463
Net cash provided by operating activities	3,452	3,182	4,044

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	3,550	3,970	2,474
Maturity and repayment of available-for-sale fixed maturities	9,435	7,994	7,829
Sale of equity securities	10	24	78
Repayment of mortgage loans	1,187	1,340	1,309
Sale of other investments	18	2,233	1,997
Sale of securities, at fair value	599	1,571	679
Maturity and repayment of securities, at fair value	74	13	48
Cost of:
Available-for-sale fixed maturities acquired	(17,957)	(13,505)	(12,296)
Equity securities acquired	(6)	(29)	(2)
Mortgage loans acquired	(2,131)	(3,183)	(2,460)
Acquisition of other investments	(197)	(2,051)	(2,045)
Acquisition of securities, at fair value	(1,448)	(1,834)	(1,753)
Securities purchased under agreements to resell	—	(165)	(32)
Cash collateral (paid) received on derivatives	1	(1)	(4)
Policy loans	5	1	(6)
Other	1	—	—
Consolidation and deconsolidation of entities	(5)	24	—
Net cash used in investing activities	(6,864)	(3,598)	(4,184)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	10,026	9,764	7,735
Withdrawals	(5,840)	(6,191)	(6,030)
Net transfers to the separate accounts	(1,480)	(1,796)	(1,761)
Increase in loaned securities	75	50	50
Contributions/ distributions from/ to parent	56	—	—
Net paydowns from debt	(1)	(2)	(1)
Cash collateral received (paid) on derivatives	135	159	265
Net cash provided by financing activities	2,971	1,984	258
Effect of exchange rate changes on cash and cash equivalents	8	10	(2)
Net increase (decrease) in cash and cash equivalents	(433)	1,578	116
Cash and cash equivalents, beginning of year	2,288	710	594
Cash and cash equivalents, end of year	$1,855	$2,288	$710

The accompanying notes are an integral part of the consolidated financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(GAAP Basis)

DECEMBER 31, 2016, 2015 AND 2014

NOTE 1 – NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company offers its insurance and annuity products throughout the United States and its territories, primarily through New York Life’s career agency force with certain products also marketed through third-party banks, brokers and independent financial advisors.

NOTE 2 – BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of the Company with the entities over which the Company exercises control, including its majority owned and controlled subsidiaries and variable interest entities (“VIEs”) in which the Company is considered the primary beneficiary. Refer to Note 3 - Significant Accounting Policies for further discussion. All intercompany transactions have been eliminated in consolidation.

The Delaware State Insurance Department (“DSID”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. Refer to Note 19 - Statutory Financial Information for further discussion.

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 9 - Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income. The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

8

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

Unrealized gains and losses on available-for-sale fixed maturity investments are reported as net unrealized investment gains or losses in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions, based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities, and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, with a loss recognized in Net investment gains or losses. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (1) whether the decline is substantial; (2) the duration of time that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition are deemed other-than-temporary impaired securities when the fair value is below amortized cost and there are negative changes in estimated future cash flows.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (1) has the intent to sell the fixed maturity security or (2) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the net present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in AOCI. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate the recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

Equity securities, which are deemed unaffiliated, are carried at fair value. For a discussion on valuation methods for equity securities, refer to Note 9 - Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are recorded as net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments.

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

When it is determined that a decline in value of an available-for-sale equity security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment gains or losses. The new cost basis is not adjusted for subsequent increases in estimated fair value. Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. The Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost.

Securities at fair value, both Fixed maturity and Equity securities, include investments for which the fair value option (“FVO”) was elected and investments that are considered to be actively traded or held for only a short period of time. The FVO primarily includes and is generally elected for certain purchases of 20% or more of the outstanding shares or units of mutual funds, trusts or similar financial instruments for which the Net Asset Value (“NAV”) is calculated and published on either a monthly or daily basis. The changes in the fair value of the Securities at fair value are included in Net investment gains or losses while interest and dividend income is reported in Net investment income. The Company accrues interest income to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received. Cash flows from acquiring and disposing of the FVO invested assets are classified in Cash flows from investing activities. Cash flows for trading securities are classified in Cash flows from operating activities.

Mortgage loans are carried at unpaid principal balances, net of discounts or premiums, deferred origination fee income, and valuation allowances, and are collateralized. For loans carried at unpaid principal balances, specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan document. Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million are updated triennially unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service every 3 years. If the loan is determined to be troubled, the loan is more frequently monitored as to its status. The Company also has a general valuation allowance for probable incurred, but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience, as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk, based on geographic locations and property types, as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio is also based on the Company’s historical loss experience as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a loan has investment income due and accrued that is ninety days past due, the investment income shall continue to accrue, if deemed collectible.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance may be established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

The Company closely monitors mortgage loans with the potential for specific valuation allowance by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, loan to value (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events. Residential mortgage loans that are sixty or more days delinquent are monitored for potential specific valuation allowance.

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy loans are carried at the unpaid principal balance of the loan. Because these loans are effectively collateralized by the surrender value of the underlying policies, a valuation allowance is established only when policy loan balances, including capitalized interest, exceeds the related policy’s cash surrender value. Interest income is recorded as earned and included in Net investment income.

Investment in affiliates represents the Company’s equity investment in Madison Capital Funding LLC (“MCF”). For further discussion, refer to Note 6 - Investments and Note 11 - Related Party Transactions.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, investments of consolidated investment companies, derivatives (see discussion on Derivative Instruments below), short-term investments, real estate and senior secured commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Refer to Note 6 - Investments for details of Other investments by component.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method. For limited partnerships accounted for under the equity method, unrealized gains and losses are recorded in Net investment income. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments.

Real estate held for the production of income are stated at cost less accumulated depreciation. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less estimated costs to sell, which may result in an other-than-temporary impairment recorded in Net investment gains or losses. Depreciation of real estate is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful lives. Any encumbrances on real estate are recorded in Other liabilities.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve, net of any deferred fees on originated loans or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest, when due, according to the contractual terms of the loan document. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred, but not specifically identified losses, is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses.

At the time of the funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

Net investment gains or losses on sales for all investments are generally computed using the specific identification method.

Fair value option election provides entities with an alternative to use fair value as the initial and subsequent accounting measurement attribute for assets and liabilities that meet the definition of a financial asset or liability. The decision to elect

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value option is determined on an instrument by instrument basis, and is applied to an entire instrument. The decision is irrevocable once elected. Refer to Note 6 - Investments for more information on the fair value option.

Derivative Instruments

Derivatives are recorded at fair value as assets, within Other investments or as liabilities, within Other liabilities, except for embedded derivatives, which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment gains or losses.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk, management objective, and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value position, which is included in Other liabilities. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets. Refer to Note 7 - Derivative Instruments and Risk Management.

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; and (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in AOCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment gains or losses, Net investment income, or Interest credited to policyholders’ account balances. Any ineffectiveness is immediately recognized in earnings and included in Net investment gains or losses.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in AOCI. The change in fair value of the derivative relative to the changes in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment gains or losses. Any ineffectiveness is immediately recognized in earnings and included as Net investment gains or losses.

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 - Derivative Instruments and Risk Management.

Variable Interest Entities

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company is deemed a primary beneficiary of a VIE if it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses of or the right to receive benefits from the VIE that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities . The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities.

The Company enters into tri-party repurchase agreements to purchase and resell securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities, and therefore, the collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the repurchase agreements as Securities purchased under agreements to resell.

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance business are deferred as DAC. DAC primarily include commissions paid as well as a portion of employee compensation costs related to underwriting, policy issuance and processing, and medical inspection. These costs have been deferred and recorded as an asset .

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in AOCI.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets.

Interests in Annuity Contracts and Obligations Under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations are based on prevailing market rates.

Policyholders’ Account Balances

The Company’s liability for Policyholders’ account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Future Policy Benefits

The Company’s liability for Future policy benefits is mainly comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to increase in liabilities for future policy benefits. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for Future policy benefits also includes liabilities for guaranteed minimum benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 - Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

Policy Claims

The Company’s liability for Policy claims includes a liability for unpaid claims. Unpaid claims include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance less any deferred debt issuance costs and is included in Other liabilities. Refer to Note 9 - Fair Value Measurements for discussion on the fair value of debt.

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the U.S. Securities and Exchange Commission (“SEC”). The Company reports separately, as Separate account assets and Separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (1) such separate accounts are legally recognized; (2) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (3) investments are directed by the contractholder or in accordance with specific investment objectives; and (4) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the policyholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, sales inducements, intangible assets and receivables from affiliates. Other liabilities consist primarily of deferred tax liabilities, cash collateral for securities lending and derivative transactions, uncollected premiums and accrued expenses.

Fair Value Measurements

For fair values of various assets and liabilities, refer to Note 9 - Fair Value Measurements.

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NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the policies/contracts. This match is accomplished by providing liabilities for future policy benefits (refer to Note 12 - Policyholders’ Liabilities) and the deferral and subsequent amortization of DAC.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (refer to Note 12 - Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included in Fees - universal life and annuity policies. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, refer to Note 14 - Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Authoritative guidance requires an evaluation of the recoverability of deferred tax assets and the establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (1) the nature of deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various tax jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net

16

NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES (continued)

operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included in Other liabilities and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at both the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company relies on computer systems to conduct business and to retain confidential information. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business, damage the Company’s reputation, expose the Company to litigation and regulatory action and adversely impact its profitability.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

Effective January 1, 2015, the Company adopted new guidance that permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in Income tax expense. The adoption was applied on a retrospective basis and resulted in the restatement of all years presented with a decrease in Retained earnings of $23 million, at January 1, 2014. New disclosures related to the adoption of this guidance are included in Note 6 - Investments.

Future Adoption of New Accounting Pronouncements

In June 2016, the Financial Accounting Standard Board (“FASB”) issued updated guidance for recognizing credit losses on certain financial instruments based on an estimate of current expected credit losses. Entities will be required to estimate lifetime expected credit losses based on an asset’s amortized cost that reflects losses expected over the remaining contractual life of an asset. The estimate of expected credit losses (ECL) should consider historical information, current information,

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NOTE 5 – RECENT ACCOUNTING PRONOUNCEMENTS (continued)

and the reasonable and supportable forecasts of future events and circumstances, as well as estimates of prepayments. This includes reflect the risk of loss, even when that risk is remote. The guidance also modifies other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. The new guidance is effective for interim and annual periods beginning after December 15, 2019 using a modified retrospective approach. Earlier adoption is permitted for fiscal years beginning after December 15, 2018. The Company is currently assessing the impact of this guidance.

In January 2016, the FASB issued updated guidance that changes the rules regarding recognition and measurement of financial assets and financial liabilities. Amongst other changes, the new guidance eliminates the current classification of the equity securities as trading or available-for-sale and requires that an entity reports all equity securities (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) at fair value with changes in fair value recognized in income. The new standard is effective on January 1, 2018 and requires a cumulative effective adjustment to be recorded for the impact on adoption. The Company is currently assessing the impact on its financial statements.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition, which supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities. The guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted to one year as of January 1, 2017. The Company plans to adopt the guidance on its required effective date of January 1, 2018 and is assessing the impact of the guidance on its consolidated financial statements.

NOTE 6 – INVESTMENTS

Fixed Maturities, Available-for-sale

The amortized cost and estimated fair value of fixed maturities available-for-sale at December 31, 2016 and 2015, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

	2016		2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$2,465	$2,487	$2,798	$2,825
Due after one year through five years	16,117	16,625	14,328	14,718
Due after five years through ten years	21,535	21,834	21,327	21,216
Due after ten years	12,248	12,865	11,330	11,932

Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	15,154	15,554	13,440	14,163
Non-agency mortgage-backed securities	6,230	6,288	6,066	6,156
Non-agency asset-backed securities	6,911	6,903	6,158	6,150
Total available-for-sale	$80,660	$82,556	$75,447	$77,160

18

NOTE 6 – INVESTMENTS (continued)

At December 31, 2016 and 2015, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2016
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
Available-for-sale
U.S. Treasury	$1,620	$63	$29	$1,654	$—
U.S. government corporations and agencies	1,145	105	13	1,237	—
U.S. agency mortgage-backed and asset-backed securities	15,154	633	233	15,554	—
Foreign governments	331	33	1	363	—
U.S. corporate	37,111	1,501	440	38,172	—
Affiliated bonds	1,780	36	—	1,816	—
Foreign corporate	10,378	300	108	10,569	—
Non-agency residential mortgage-backed securities	960	45	16	989	(7)
Non-agency commercial mortgage-backed securities	5,270	96	67	5,299	—
Non-agency asset-backed securities(2)	6,911	62	70	6,903	(2)
Total available-for-sale	$80,660	$2,874	$977	$82,556	$(9)

	2015
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
Available-for-sale
U.S. Treasury	$1,062	$68	$4	$1,126	$—
U.S. government corporations and agencies	1,099	121	2	1,218	—
U.S. agency mortgage-backed and asset-backed securities	13,440	816	93	14,163	—
Foreign governments	355	43	—	398	—
U.S. corporate	34,827	1,382	668	35,541	—
Affiliated bonds	1,707	—	—	1,707	—
Foreign corporate	10,733	257	289	10,701	—
Non-agency residential mortgage-backed securities	1,243	53	24	1,272	(8)
Non-agency commercial mortgage-backed securities	4,823	88	27	4,884	—
Non-agency asset-backed securities(2)	6,158	56	64	6,150	(2)
Total available-for-sale	$75,447	$2,884	$1,171	$77,160	$(10)

(1) Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. The amount excludes $67 million and $33 million for the years ended December 31, 2016 and 2015, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(2) Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2016 and 2015, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $447 million and $275 million, respectively.

The Company had $3 million in fixed maturities that were non-income producing for the last 12 months at December 31, 2016. The Company had $5 million in fixed maturities that were non-income producing for the last 12 months at December 31, 2015.

19

NOTE 6 – INVESTMENTS (continued)

Equity Securities, Available-for-sale

At December 31, 2016 and 2015, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2016	$32	$3	$1	$34
2015	$32	$8	$—	$40

Fixed Maturity and Equity Securities, at fair value

Securities at fair value include purchases of more than 20% of the outstanding shares or units of mutual funds, trusts or similar financial instruments (collectively funds) for which the NAV is calculated and published on either a monthly or daily basis. The Company generally elects the fair value option for these investments and accounts for them at fair value, instead of equity method accounting. Reporting these investments at fair value based on each fund’s NAV more accurately reflects the value of each investment. At December 31, 2016, the Company held $5 million, in securities at fair value for these investments.

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related properties.

At December 31, 2016 and 2015, contractual commitments to extend credit under mortgage loan documents amounted to $508 million and $513 million, respectively, at fixed and floating interest rates ranging from 2.06% to 6.21% in 2016 and from 1.77% to 6.45% in 2015. These commitments are diversified by property type and geographic region.

20

NOTE 6 – INVESTMENTS (continued)

At December 31, 2016 and 2015, the distribution of the mortgage loan portfolio by property type and geographic region was as follows ($ in millions):

	2016		2015
	Amount	% of Total	Amount	% of Total
Property Type
Office buildings	$4,217	30.7%	$4,247	33.2%
Apartment buildings	3,967	28.9	3,820	29.9
Retail facilities	3,798	27.7	3,277	25.6
Industrial	1,483	10.8	1,165	9.1
Hotel/ motel	183	1.3	171	1.3
Residential	54	0.4	78	0.6
Other	32	0.2	26	0.3
Total mortgage loans	13,734	100.0%	12,784	100.0%
Allowance for credit losses	(29)		(27)
Total net mortgage loans	$13,705		$12,757

	2016		2015
	Amount	% of Total	Amount	% of Total
Geographic Location
South Atlantic	$3,571	26.0%	$3,307	25.9%
Central	3,043	22.1	2,824	22.1
Middle Atlantic	2,979	21.7	2,760	21.6
Pacific	2,851	20.8	2,627	20.6
New England	1,188	8.7	1,162	9.1
Other	102	0.7	104	0.7
Total mortgage loans	13,734	100.0%	12,784	100.0%
Allowance for credit losses	(29)		(27)
Total net mortgage loans	$13,705		$12,757

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. At December 31, 2016 , the Company did not have residential or commercial mortgage loans that were past due greater than 90 days. At December 31, 2015, the Company had $5 million and $26 million, respectively, of recorded investment gross of the allowance for credit losses in residential and commercial mortgage loans that were past due greater than 90 days. There were no residential or commercial investments in mortgage loans that were past due less than 90 days at December 31, 2016 and 2015.

The Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses.

21

NOTE 6 – INVESTMENTS (continued)

The activity in the mortgage loan specific and general reserves for the years ended December 31, 2016 and 2015 is summarized below (in millions):

	2016
	Residential	Commercial	Total
Allowance for Credit Losses
Beginning balance	$2	$25	$27
Provision for credit losses	—	2	2
Ending balance	$2	$27	$29

Ending Balance
Collectively evaluated for impairment (general)	$2	$27	$29

Mortgage Loans
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$53	$13,681	$13,734
Individually evaluated for impairment (specific)	$1	$—	$1

	2015
	Residential	Commercial	Total
Allowance for Credit Losses
Beginning balance	$2	$22	$24
Recoveries	—	3	3
Ending balance	$2	$25	$27

Ending Balance
Collectively evaluated for impairment (general)	$2	$25	$27

Mortgage Loans
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$77	$12,707	$12,784
Individually evaluated for impairment (specific)	$1	$—	$1

For the year ended December 31, 2014, recoveries were $4 million.

22

NOTE 6 – INVESTMENTS (continued)

The Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2016 and 2015, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, were as follows (in millions):

2016
LTV Ratio	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Hotel/Motel	Residential	Other	Total

Above 95%	$—	$—	$—	$24	$—	$1	$—	$25
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	44	—	—	—	—	—	—	44
71% to 80%	50	406	184	4	—	9	—	653
Below 70%	4,123	3,561	3,614	1,455	183	44	32	13,012
Total	$4,217	$3,967	$3,798	$1,483	$183	$54	$32	$13,734

2015
LTV Ratio	Office Buildings	Apartment Buildings	Retail Facilities	Industrial	Hotel/ Motel	Residential	Other	Total

Above 95%	$—	$—	$—	$26	$—	$1	$—	$27
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	44	—	—	—	—	2	—	46
71% to 80%	88	402	253	11	18	9	—	781
Below 70%	4,115	3,418	3,024	1,128	153	66	26	11,930
Total	$4,247	$3,820	$3,277	$1,165	$171	$78	$26	$12,784
Impaired mortgage loans were $1 million at December 31, 2016 and 2015. At December 31, 2016 and 2015, the Company had $28 million and $31 million in impaired loans without a related allowance, respectively.

At December 31, 2016, the Company had $28 million of investments in mortgage loans that have been non-income producing for the last 12 months. At December 31, 2015, the Company did not have any investments in mortgage loans that have been non-income producing for the last 12 months.

For the years ended December 31, 2016 and 2015, there were $156 million million $485 million of mortgage loans acquired, other than through direct origination.

Investments in Affiliates

Investments in affiliates consisted of an equity investment in MCF of $573 million and $540 million at December 31, 2016 and 2015, respectively.

23

NOTE 6 – INVESTMENTS (continued)

Other Investments

The components of Other investments at December 31, 2016 and 2015 were as follows (in millions):

	2016	2015

Limited partnerships and limited liability companies	$536	$544
Investment, at fair value, of consolidated investment companies	212	68
Senior secured commercial loans	7	12
Derivatives	458	342
Real estate	53	53
Short-term investments	90	13
Securities purchased under agreement to resell	298	298
Other invested assets	101	117
Total other investments	$1,755	$1,447

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $7 million and $13 million at December 31, 2016 and 2015, respectively. There was no loss reserve at December 31, 2016 and $1 million of loss reserve at December 31 2015. Refer to Note 3 – Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $257 million and $288 million at December 31, 2016 and 2015, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2016 or 2015. There was no depreciation expense for the years ended December 31, 2016, 2015, or 2014.

There were no investments in real estate that have been non-income producing for the last 12 months at December 31, 2016 and 2015, respectively.

The Company receives tax credits related to its investments in qualified affordable housing projects. At December 31, 2016 and 2015, the Company had $128 million and $130 million, respectively, in qualified affordable housing investments, included in limited partnerships and limited liability companies above. The investment balance includes $32 million and $14 million of unfunded commitment as of December 31, 2016 and 2015, respectively. During 2016, 2015 and 2014, the Company recorded amortization on these investments under the proportional amortization method of $32 million, $40 million, and $40 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $42 million, $49 million, and $56 million for 2016, 2015 and 2014, respectively. Both the amortization of the investments as well as the tax credits and tax benefits are recognized as a component of income tax expense (benefit).

24

NOTE 6 – INVESTMENTS (continued)

Variable Interest Entities

The following table presents the carrying value of assets and liabilities of all of the Company’s consolidated VIEs at December 31, 2016 and 2015 (in millions):

	2016			2015
Consolidated Statements of Financial Position Line Item	Managed VIEs	Other Consolidated VIEs	Total	Managed VIEs	Other Consolidated VIEs	Total

Other investments	$204	$45	$249	$—	$—	$—
Cash and cash equivalents	7	—	7	—	—	—
Investment income due and accrued	1	—	1	—	—	—
Other assets	—	—	—	—	46	46
Total assets	$212	$45	$257	$—	$46	$46

Debt	$—	$45	$45	$—	$1	$1
Other liabilities	55	—	55	—	—	—
Total liabilities	$55	$45	$100	$—	$1	$1

Managed VIEs

The Company invests in securities issued by certain collateralized and other investment structures. These structures are managed by the affiliates of the Company for which they earn a fee income. The Company analyzes these relationships to determine whether it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses or the right to receive benefits of the entity that could be potentially significant and thus determined to be the primary beneficiary. This analysis includes a review of the affiliates’ rights and responsibilities as investment manager, the fees received by the affiliates and other interest (if any) held by the affiliates and the Company. The Company is not required to provide, and has not provided, material financial or other support to any VIE for which the affiliates are the investment manager.

The Company has analyzed these relationships and determined that it is the primary beneficiary for certain collateralized and other investment structures and consolidates these entities. The assets of these VIEs are restricted and must be used to settle liabilities of the VIE. Creditors have no recourse against the Company in the event of default by these VIEs, nor does the Company have any significant implied or unfunded commitments to these VIEs.
The Company’s financial or other support provided to these VIEs is limited to its original investment. The Company’s maximum exposure to loss resulting from its relationship with the VIEs managed by its affiliates is limited to its investment in the structures. At December 31, 2016 and 2015, the Company’s maximum exposure to loss was $149 million and $26 million, respectively.

Other Consolidated VIEs

At December 31, 2016 and 2015, the Company consolidated other VIEs for which it was determined to be the primary beneficiary. These VIEs consisted of certain entities where the affiliates of the Company are not the investment manager. Creditors have no recourse against the Company in the event of default by these VIEs. The Company’s maximum exposure to loss resulting from its relationship with these structures is limited to its investment. At December 31, 2016 and 2015, the Company’s maximum exposure to loss was $43 million and $44 million, respectively.

Unconsolidated VIEs

In the normal course of its activities, the Company invests in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments that are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited

25

NOTE 6 – INVESTMENTS (continued)

to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments as Fixed maturities – Available-for-sale and Securities, at fair value. The maximum exposure to loss associated with these investments was $28,850 million and $27,932 million at December 31, 2016 and 2015, respectively.

In the normal course of its activities, the Company invests in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds that may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures because it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments as Other investments and its maximum exposure to loss associated with these entities was $536 million and $544 million at December 31, 2016 and 2015, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are discussed in the Other investments section above.

Restricted Assets and Special Deposits

Assets with a carrying value of $19 million and $9 million at December 31, 2016 and 2015, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities – Available-for-sale, at fair value. Refer to Note 15 – Commitments and Contingencies for additional discussion on assets pledged as collateral.

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, currency, and equity risk. These derivative instruments include foreign currency forwards, interest rate futures, interest rate and equity options, and interest rate, equity and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes. Refer to Note 3 – Significant Accounting Policies for a discussion on the accounting for derivative instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange-traded futures are executed through regulated exchanges and require initial and daily variation margin collateral postings. When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, it becomes subject to initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

26

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements at December 31, 2016 and 2015 (in millions):

	2016
	Gross amounts of recognized derivative instruments (1)	Gross amounts offset in the Statement of Financial Position	Gross amounts presented in the Statement of Financial Position	Gross amounts not offset in Statement of Financial Position	Cash collateral	Securities collateral	Net amounts of recognized derivative instruments
Assets	$458	$—	$458	$(37)	$(405)	$(10)	$6
Liabilities	$(43)	$—	$(43)	$37	$3	$—	$(4)

	2015
	Gross amounts of recognized derivative instruments (1)	Gross amounts offset in the Statement of Financial Position	Gross amounts presented in the Statement of Financial Position	Gross amounts not offset in Statement of Financial Position	Cash collateral	Securities collateral	Net amount of recognized derivative instruments
Assets	$342	$—	$342	$(28)	$(285)	$(29)	$—
Liabilities	$(37)	$—	$(37)	$28	$9	$—	$—

(1) The gross amounts exclude investment income due and accrued and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSA’s”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In a few cases, these CSAs provide that the counterparties are not required to post collateral below a specified threshold; however the agreements governing these bilateral relationships also include credit contingent provisions whereby the threshold declines on a sliding scale with declines in the OTC-bilateral counterparties’ ratings. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions thereunder. Cash collateral is invested in short-term investments. If the credit contingent features had been triggered at December 31, 2016, the Company estimates that it would not have had to post additional collateral for either a one notch downgrade in the Company’s credit rating or for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date.

27

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2016 and 2015 (in millions):

		2016			2015

		Fair Value (1)			Fair Value (1)
	Primary Risk Exposure	Notional Amount (2)	Asset	Liability	Notional Amount (2)	Asset	Liability

Derivatives Qualifying and Designated:
Cash Flow Hedges:
Foreign currency swaps	Currency	$68	$13	$—	$144	$31	$—
Interest rate swaps	Interest	12	4	—	37	7	—
Total derivatives qualifying and designated		80	17	—	181	38	—

Derivatives Not Designated:
Interest rate corridor options	Interest	7,505	6	—	9,262	5	—
Equity options	Equity	652	53	—	779	51	—
Equity swaps	Equity	93	5	2	73	—	3
Foreign currency forwards	Currency	114	5	—	27	2	—
Foreign currency swaps	Currency	2,287	325	7	1,870	194	4
Futures	Interest	8	—	—	4	—	—
Interest rate caps	Interest	19,242	12	—	24,972	15	—
Interest rate swaps	Interest	3,662	29	34	3,706	31	31
Swaptions	Interest	3,129	6	—	5,425	6	—
Total derivatives not designated		36,692	441	43	46,118	304	38
Total derivatives		$36,772	$458	$43	$46,299	$342	$38

(1) The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively. Refer to Note 9 – Fair Value Measurements for discussion of valuation methods for derivative instruments.
(2) Notional amounts of derivative instruments generally do not represent the amounts exchanged between the parties engaged in the transaction.

Interest Rate Risk Management

The Company enters into various types of interest rate swaps and options primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps and swaptions are entered into by the Company to hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

Interest rate (Treasury) futures are exchange traded contracts to buy or sell at a specific price at a future date. The Company enters into interest rate futures to manage the duration of the Company’s fixed income portfolio.

The Company enters into interest rate corridor options to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts the Company will receive payments from counterparties should an agreed upon interest rate level be

28

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

reached and payments will continue to increase under the option contracts until an agreed upon interest rate ceiling is reached.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the values of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity put options and enters into equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Cash Flow Hedges

The following table presents the effects of derivatives in qualified cash flow hedging relationships, for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Gain (loss) recognized in OCI (effective portion)(1)	Gain (loss) reclassified from AOCI into net income (effective portion)
		Net investment gains (losses)	Net investment income
2016
Foreign currency swaps	$(7)	$9	$1
Interest rate swaps	—	1	1
Total	$(7)	$10	$2

2015
Foreign currency swaps	$24	$—	$2
Interest rate swaps	—	—	1
Total	$24	$—	$3

2014
Foreign currency swaps	$12	$(4)	$1
Interest rate swaps	1	—	1
Total	$13	$(4)	$2

(1) The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment gains or losses, a component of AOCI.

In 2016, 2015 and 2014, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions, for which a hedge was entered into, did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

29

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

For derivatives which are designated for hedge accounting, there were no components of the derivative’s gain or loss excluded from the assessment of effectiveness for the years ended December 31, 2016, 2015 and 2014.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2016	2015	2014
Balance, beginning of year	$34	$13	$(3)
Gains deferred in AOCI on the effective portion of cash flow hedges	(7)	24	13
Losses (gains) reclassified to net income	(12)	(3)	3
Balance, end of year	$15	$34	$13

At December 31, 2016, gains of $1 million on derivatives in AOCI were expected to be reclassified to earnings within the next 12 months.

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment.

The following table provides gains and losses on derivative instruments not designated for hedging accounting, which are included in Net investment gains or losses for the years ended December 31, 2016, 2015 and 2014 (in millions):

	2016	2015	2014
Derivative Type
Interest rate corridor options	$—	$(1)	$(1)
Equity options	(13)	(2)	(10)
Equity swaps	7	(4)	3
Foreign currency forwards	5	3	3
Foreign currency swaps	144	165	74
Futures	—	—	(1)
Interest rate caps	(3)	(10)	(6)
Interest rate swaps	12	36	246
Swaptions	(1)	(5)	(25)
Total	$151	$182	$283

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. At December 31, 2016 and 2015, there were no embedded derivatives that could not be separated from their host contracts.

The following table presents the fair value of the Company’s embedded derivatives in host contracts at December 31, 2016 and 2015 (in millions):

	Consolidated Statements of Financial Position Line Item
		2016	2015

Other(1)	Other liabilities	$3	$2
Guaranteed minimum accumulation benefits(1)	Policyholders’ account balances	180	155
Total		$183	$157

(1) For further information on these embedded derivatives refer to Note 9 – Fair Value Measurements.

30

NOTE 7 – DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the changes in fair value related to embedded derivatives in host contracts for the years ended December 31, 2016, 2015 and 2014 (in millions):

	2016	2015	2014

Net revenue from reinsurance	$1	$2	$(1)
Interest credited to policyholders’ account balances	25	(26)	112

NOTE 8 – SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life insurance products with assets of $28,819 million and $26,868 million at December 31, 2016 and 2015, respectively. The assets of these separate accounts are comprised of investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,988 million and $1,887 million at December 31, 2016 and 2015, respectively. The assets in these separate accounts are comprised of investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 – Policyholders’ Liabilities for information regarding separate accounts with contractual guarantees for minimum death benefits (“GMDB”), guaranteed minimum accumulation benefits (“GMAB”), enhanced beneficiary benefit (“EBB”) and guaranteed future income benefits (“GFIB”).

31

NOTE 9 – FAIR VALUE MEASUREMENTS

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s assets and liabilities recorded at fair value, except certain assets for which the NAV per share is used as a practical expedient, are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of the inputs used in measuring the fair value. The level is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy based on the inputs to the valuation are as follows:

Level 1
Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3
Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value of its financial instruments.
Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities which go through this formal price challenge process.

32

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

33

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2016 and 2015 (in millions):

	2016
	Level 1	Level 2	Level 3	NAV as a Practical Expedient(3)	Total

Fixed maturities - available-for-sale
U.S. Treasury	$—	$1,654	$—	$—	$1,654
U.S. government corporations and agencies	—	1,213	24	—	1,237
U.S. agency mortgage-backed and asset-backed securities	—	15,552	2	—	15,554
Foreign governments	—	357	6	—	363
U.S. corporate	—	38,072	101	—	38,173
Affiliated bonds	—	—	1,816	—	1,816
Foreign corporate	—	10,566	2	—	10,568
Non-agency residential mortgage-backed securities	—	983	6	—	989
Non-agency commercial mortgage-backed securities	—	5,067	232	—	5,299
Non-agency asset-backed securities	—	5,921	982	—	6,903
Total fixed maturities - available-for-sale	—	79,385	3,171	—	82,556
Fixed maturities - securities, at fair value
U.S agency mortgage-backed and asset-backed securities	—	5	—	—	5
U.S. corporate	—	326	—	—	326
Foreign corporate	—	1,492	—	—	1,492
Non-agency residential mortgage-backed securities	—	4	—	—	4
Non-agency commercial mortgage-backed securities	—	41	2	—	43
Non-agency asset-backed securities	—	51	2	—	53
Total fixed maturities - securities, at fair value	—	1,919	4	—	1,923
Equity securities - available-for-sale
Common stock	—	—	19	—	19
Non-redeemable preferred stock	—	1	14	—	15
Total equity securities - available-for-sale	—	1	33	—	34
Equity securities - securities, at fair value
Common stock	559	—	2	—	561
Mutual funds	359	—	—	5	364
Total equity securities - securities, at fair value	918	—	2	5	925
Derivative assets	—	429	29	—	458
Securities purchased under agreements to resell	—	298	—	—	298
Investments, at fair value of consolidated
investment companies	181	31	—	—	212
Other invested assets	—	15	—	—	15
Cash equivalents	119	1,671	—	—	1,790
Short-term investments	—	90	—	—	90
Separate account assets	30,444	—	—	363	30,807
Total assets accounted for at fair value on a recurring basis	$31,662	$83,839	$3,239	$368	$119,108

Policyholders’ account balances (1)	$—	$—	$180	$—	$180
Derivative liabilities	—	41	2	—	43
Total liabilities accounted for at fair value on a recurring basis (2)	$—	$41	$182	$—	$223

(1) Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.
(2) Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 – Significant Accounting Policies).
(3) The fair value amounts presented in the category are intended to permit reconciliation of the total assets in this table to the amounts presented in the statements of financial position.

34

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2015
	Level 1	Level 2	Level 3	NAV as a Practical Expedient(3)	Total

Fixed maturities - available-for-sale
U.S. Treasury	$—	$1,126	$—	$—	$1,126
U.S. government corporations and agencies	—	1,194	24	—	1,218
U.S. agency mortgage-backed and asset-backed securities	—	14,161	2	—	14,163
Foreign governments	—	391	7	—	398
U.S. corporate	—	35,434	107	—	35,541
Affiliated bonds	—	—	1,707	—	1,707
Foreign corporate	—	10,701	—	—	10,701
Non-agency residential mortgage-backed securities	—	1,263	9	—	1,272
Non-agency commercial mortgage-backed securities	—	4,469	415	—	4,884
Non-agency asset-backed securities	—	5,309	841	—	6,150
Total fixed maturities - available-for-sale	—	74,048	3,112	—	77,160
Fixed maturities - securities, at fair value
U.S. agency mortgage-backed and asset-backed securities	—	5	—	—	5
U.S. corporate	—	172	—	—	172
Foreign corporate	—	1,195	—	—	1,195
Non-agency residential mortgage-backed securities	—	7	—	—	7
Non-agency commercial mortgage-backed securities	—	47	2	—	49
Non-agency asset-backed securities	—	33	3	—	36
Total fixed maturities - securities, at fair value	—	1,459	5	—	1,464
Equity securities - available-for-sale
Common stock	8	—	26	—	34
Non-redeemable preferred stock	—	1	5	—	6
Total equity securities - available-for-sale	8	1	31	—	40
Equity securities - securities, at fair value
Common stock	427	—	—	—	427
Mutual funds	71	—	3	—	74
Total equity securities - securities, at fair value	498	—	3	—	501
Derivative assets	—	342	—	—	342
Securities purchased under agreements to resell	—	298	—	—	298
Other invested assets	—	80	—	—	80
Cash equivalents	9	2,243	—	—	2,252
Short-term investments	—	13	—	—	13
Separate account assets	28,325	—	—	430	28,755
Total assets accounted for at fair value on a recurring basis	$28,840	$78,484	$3,151	$430	$110,905

Policyholders’ account balances (1)	$—	$—	$155	$—	$155
Derivative liabilities	—	34	3	—	37
Total liabilities accounted for at fair value on a recurring basis (2)	$—	$34	$158	$—	$192

(1) Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.
(2) Separate account liabilities are not included above, as they are reported at contract value in accordance with the Company’s policy (refer to Note 3 – Significant Accounting Policies).
(3) The fair value amounts presented in the category are intended to permit reconciliation of the total assets in this table to the amounts presented in the statements of financial position.

35

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available-for-sale and Securities at fair value

Fixed maturity securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses a discounted cash flow model or market approach to determine fair value on public securities. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Credit Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets.
Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.
For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2.

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Equity securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

36

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models, except for derivatives, which are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

When appropriate, valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. The highly liquid instruments are classified as Level 1. All other investments are classified as Level 2, since due to their short term nature, amortized cost is used as the best estimate of fair value.

Short term investments

For short term investments, amortized cost is used as the best estimate of fair value, and are classified as Level 2.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures used for equities and fixed maturities in the general account. The separate accounts also invest in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (NAV) using NAV as a practical expedient.

37

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria(in millions):

		2016
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-strategy	$337	$—	Monthly, Quarterly, Semi-annual, Annual	180 days or less
Hedge Fund	Sector Investing	$24	$—	Monthly	30 days
Hedge Fund	Long/Short Equity	$2	$—	Monthly	30 days
Mutual Funds	Global Allocation	$5	$—	Weekly	5 days (Assets subject to lock up periods)

		2015
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$273	$—	Quarterly, Semi-annual, Annual	More that 90 days
Hedge fund	Multi-strategy	$157	$—	Quarterly, Monthly	90 days or less

Policyholders’ account balances

Policyholders’ account balances carried at fair value consist of embedded derivatives bifurcated from the host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate, plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been classified as Level 3.

38

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources at December 31, 2016 and 2015 (in millions):

	2016
	Internal (1)	External (2)	Total

Fixed maturities - available-for-sale
U.S. government corporations and agencies	$—	$24	$24
U.S. agency mortgage-backed and asset-backed securities	—	2	2
Foreign governments	—	6	6
U.S. corporate	49	52	101
Affiliated bonds	1,816	—	1,816
Foreign corporate	—	2	2
Non-agency residential mortgage-backed securities	—	6	6
Non-agency commercial mortgage-backed securities	123	109	232
Non-agency asset-backed securities	168	814	982
Total fixed maturities - available-for-sale	2,156	1,015	3,171
Fixed maturities - securities, at fair value
Non-agency commercial mortgage-backed securities	—	2	2
Non-agency asset-backed securities	—	2	2
Total fixed maturities - securities, at fair value	—	4	4
Equity securities
Common stock	20	1	21
Non-redeemable preferred stock	14	—	14
Total equity securities	34	1	35
Derivative assets	—	29	29
Total assets accounted for at fair value on a recurring basis	$2,190	$1,049	$3,239

Policyholders’ account balances	$180	$—	$180
Derivative liabilities	—	2	2
Total liabilities accounted for at fair value on a recurring basis	$180	$2	$182

(1) Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs are deemed to be unobservable.
(2) Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

39

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2015
	Internal (1)	External (2)	Total

Fixed maturities - available-for-sale
U.S. government corporations and agencies	$—	$24	$24
U.S. agency mortgage-backed and asset-backed securities	—	2	2
Foreign governments	—	7	7
U.S. corporate	20	87	107
Affiliated bonds	1,707	—	1,707
Non-agency residential mortgage-backed securities	—	9	9
Non-agency commercial mortgage-backed securities	82	333	415
Non-agency asset-backed securities	81	760	841
Total fixed maturities - available-for-sale	1,890	1,222	3,112
Fixed maturities - securities, at fair value
Non-agency commercial mortgage-backed securities	—	2	2
Non-agency asset-backed securities	—	3	3
Total fixed maturities - securities, at fair value	—	5	5
Equity securities
Common stock	26	—	26
Non-redeemable preferred stock	5	—	5
Mutual fund	—	3	3
Total equity securities	31	3	34
Total assets accounted for at fair value on a recurring basis	$1,921	$1,230	$3,151

Policyholders’ account balances	$155	$—	$155
Derivative liabilities	—	3	3
Total liabilities accounted for at fair value on a recurring basis	$155	$3	$158

(1) Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs that are deemed to be unobservable.
(2) Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

40

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Quantitative Information Regarding Internally - Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities at December 31, 2016 and 2015 (in millions):

	2016
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)

Assets:
U.S. corporate	$49	Discounted Cash Flow	Discount Rate	2.2% - 13.8%		(10%)

Affiliated bonds	$1,816	Cost

Non-agency asset-backed securities	$168	Discounted Cash Flow	Discount Rate	3.5% - 10.4%		(6.5%)

Non-agency commercial mortgage-backed securities	$123	Discounted Cash Flow	Discount Rate	3.1% - 12.0%		(3.9%)

Equity securities	$33	FHLB of Pittsburgh Capital Plan	Cost
		Market Comparable	Price to Book Multiple	0.62x
		Market Comparable	EBITA Multiple	5.6x - 26.1x

Liabilities:
Policyholders’ account balances	$180	Discounted Cash Flow	Discount Rate	1.5%	-	7.9%
		(GMAB)	Equity Returns	1.5%	-	7.3%
			Equity Volatility Curve	17.5%	-	62.1%
			Lapse Rate	1.0%	-	32.0%
			Mortality Rate	0.1%	-	50.0%
			Utilization Rate	—%	-	100.0%
			Withdrawal Rate	2.5%	-	8.3%

41

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2015
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)

Assets:
U.S. corporate	$20	Discounted Cash Flow	Discount Rate	2.3% - 7.2% (3.4%)

Affiliated bonds	$1,707	Cost

Non-agency asset-backed securities	$81	Discounted Cash Flow	Discount Rate	3.8% - 10.8% (8.7%)

Non-agency commercial mortgage-backed securities	$82	Discounted Cash Flow	Discount Rate	3.0% - 12.0% (3.1%)

Equity securities	$31	FHLB of Pittsburgh Capital Plan	Price to Book Multiple	.7X

Liabilities:
Policyholders’ account balances	$155	Discounted Cash Flow (GMAB)	Discount Rate	1.3% - 11.2%
			Equity Returns	0.8% - 10.8%
			Equity Volatility Curve	18.4% - 39.9%
			Lapse Rate	1.5% - 21.0%
			Mortality Rate	0.1% - 33.4%
			Utilization Rate	10.0% - 100%
			Withdrawal Rate	2.5% - 7.2%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation of these securities is the discount rate, as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Affiliated bonds

This security relates to an affiliated bond with Madison Capital Funding which was acquired at December 31, 2016 and therefore cost approximates fair value. The valuation of this bond in the future may include unobservable inputs and is therefore classified as Level 3.

Non-agency commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities, with the opposite being true for decreases in expected loss severities.

42

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Equity securities

The equity securities included in the table above mostly relate to the Company’s holdings in the Federal Home Loan Bank of Pittsburgh ( the “FHLB of Pittsburgh”) stock, refer to Note 12 - Debt. As prescribed in the FHLB of Pittsburgh’s Capital Plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased or transferred at par value. Since there is not a visible market for the FHLB of Pittsburgh stock, these securities have been classified as Level 3.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in a lower (higher) fair value of the liability, while higher (lower) implied volatility assumptions will result in a higher (lower) fair value of the liability.

Transfers between Levels

Transfers between levels may occur as a result of changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the 12 months ended December 31, 2016 and 2015.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

During the years ended December 31, 2016 and 2015, the Company transferred $228 million and $38 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities and separate account assets in 2016 and 2015. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $526 million and $540 million during the years ended December 31, 2016, and 2015, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable, or a change in the valuation technique for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2016 and 2015.

43

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables present the changes in fair value of all Level 3 assets and liabilities for the years ended December 31, 2016, 2015 and 2014 (in millions):

	U.S. government corporations and agencies	U.S. agency mortgage-backed and asset-backed	Foreign governments	U.S. corporate	Affiliated bonds

Fair Value, December 31, 2013	$24	$111	$8	$249	$—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	1	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	—	—	(1)	—
Purchases	—	10	—	71	—
Sales	—	(50)	—	(8)	—
Settlements	—	—	—	(37)	—
Transfers into Level 3(2)	—	—	—	45	—
Transfers out of Level 3(2)	—	(44)	—	(54)	—
Fair Value, December 31, 2014	24	27	8	266	—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	(1)	—
Net investment income(1)	—	(1)	—	—	—
Other comprehensive loss	—	—	—	3	1,707
Sales	—	(6)	—	(15)	—
Settlements	—	—	(1)	(8)	—
Transfers into Level 3(2)	—	—	—	3	—
Transfers out of Level 3(2)	—	(18)	—	(141)	—
Fair Value, December 31, 2015	24	2	7	107	1,707
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	—	(16)	—
Net investment income(1)	—	—	—	(1)	—
Other comprehensive loss	—	—	—	10	36
Purchases	—	—	—	14	555
Sales	—	—	—	—	—
Issuances	—	—	—	(16)	—
Settlements	—	—	(1)	(34)	(482)
Transfers into Level 3(2)	—	—	—	84	—
Transfers out of Level 3(2)	—	—	—	(47)	—
Fair Value, December 31, 2016	$24	$2	$6	$101	$1,816

(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

44

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Foreign corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities- available-for-sale

Fair Value, December 31, 2013	$31	$58	$133	$1,041	$1,655
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	2	—	1	4
Net investment income(1)	—	—	—	1	1
Other comprehensive loss	(1)	(1)	5	21	23
Purchases	12	—	58	321	472
Sales	—	—	—	(8)	(66)
Settlements	(2)	(43)	(2)	(154)	(238)
Transfers into Level 3(2)	1	—	—	9	55
Transfers out of Level 3(2)	—	—	1	(415)	(512)
Fair Value, December 31, 2014	41	16	195	817	1,394
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	1	(2)	—	(1)
Net investment income(1)	—	—	—	—	(1)
Other comprehensive loss	—	(1)	—	(7)	(9)
Purchases	—	—	233	446	2,389
Sales	—	(1)	(1)	—	(23)
Settlements	(18)	(6)	(12)	(90)	(135)
Transfers into Level 3(2)	—	—	2	33	38
Transfers out of Level 3(2)	(23)	—	—	(358)	(540)
Fair Value, December 31, 2015	—	9	415	841	3,112
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	(1)	(14)	(31)
Net investment income(1)	—	—	—	—	(1)
Other comprehensive loss	—	—	(1)	7	52
Purchases	2	(1)	37	444	1,051
Sales	—	—	—	—	—
Issuances	—	—	—	—	(16)
Settlements	—	(3)	(3)	(159)	(682)
Transfers into Level 3(2)	—	1	3	114	202
Transfers out of Level 3(2)	—	—	(218)	(251)	(516)
Fair Value, December 31, 2016	$2	$6	$232	$982	$3,171
(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

45

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities - securities, at fair value	Common stock	Non-redeemable preferred stock

Fair Value, December 31, 2013	$—	$6	$6	$3	$—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(2)	(2)	(1)	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	—	—	—	—
Purchase	2	—	2	—	2
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2014	2	4	6	2	2
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(1)	(1)	—	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	—	—	(1)	—
Purchases	—	—	—	26	3
Sales	—	—	—	(1)	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2015	2	3	5	26	5
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—		—	—	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	—	—	—	3
Purchases	—	2	2	2	6
Sales	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	(3)	(3)	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	(7)	—
Fair Value, December 31, 2016	$2	$2	$4	$21	$14

(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

46

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Mutual fund	Total equity securities	Derivatives	Other invested assets	Amounts recoverable from reinsurers

Fair Value, December 31, 2013	$—	$3	$3	$—	$1
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(1)	1	—	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	—	—	—	(1)
Purchases	—	2	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2014	—	4	4	—	—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—	(6)	—	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	(1)	—	—	—
Purchases	3	32	2	—	—
Sales	—	(1)	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	—	—	—
Transfers (out of) Level 3(2)	—	—	—	—	—
Fair Value, December 31, 2015	3	34	—	—	—
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	—		—	—
Net investment income(1)	—	—	—	—	—
Other comprehensive loss	—	3	—	—	—
Purchases	—	8	3	—	—
Sales	—	—	—	—	—
Issuances	—	—	—	—	—
Settlements	—	—	—	—	—
Transfers into Level 3(2)	—	—	26	—	—
Transfers (out of) Level 3(2)	(3)	(10)	—	—	—
Fair Value, December 31, 2016	$—	$35	$29	$—	$—

(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

47

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	Separate account assets	Total assets	Policyholders’ account balances	Derivative liabilities	Total liabilities

Fair Value, December 31, 2013	$244	$1,912	$69	$—	$69
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	15	17	—	—	—
Net investment income(1)	2	3	—	—	—
Other comprehensive loss	—	22	—	—	—
Interest credited to policyholders’ account balances	—	—	80	—	80
Purchases	5	481	32	—	32
Sales	(7)	(73)	—	—	—
Settlements	—	(238)	—	—	—
Transfers into Level 3(2)	1	56	—	—	—
Transfers (out of) Level 3(2)	—	(512)	—	—	—
Fair Value, December 31, 2014	260	1,668	181	—	181
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(8)	—	3	3
Net investment income(1)	—	(1)	(62)	—	(62)
Other comprehensive loss	—	(10)	(2)	—	(2)
Interest credited to policyholders’ account balances	—	—	—	—	—
Purchases	—	2,423	—	—	—
Sales	—	(24)	38	—	38
Settlements	—	(135)	—	—	—
Transfers into Level 3(2)	—	38	—	—	—
Transfers (out of) Level 3(2)	(260)	(800)	—	—	—
Fair Value, December 31, 2015	—	3,151	155	3	158
Total gains (losses) (realized and unrealized):
Included in earnings
Net investment gains	—	(31)	—	(1)	(1)
Net investment income(1)	—	(1)	(14)	—	(14)
Other comprehensive loss	—	55	—	—	—
Interest credited to policyholders’ account balances	—	—	—	—	—
Purchases	—	1,064	40	—	40
Sales	—	—	—	—	—
Issuances	—	(16)
Settlements	—	(685)	(1)	—	(1)
Transfers into Level 3(2)	—	228	—	—	—
Transfers (out of) Level 3(2)	—	(526)	—	—	—
Fair Value, December 31, 2016	$—	$3,239	$180	$2	$182

(1) Net investment income/loss includes amortization of discount and premium on fixed maturities.
(2) Transfers into or out of Level 3 are reported at the value as of beginning of the period.

48

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

The following tables include the unrealized gains or losses for the years ended December 31, 2016, 2015 and 2014 by category for Level 3 assets still held at December 31, 2016, 2015 and 2014, respectively (in millions):

	2016
	U.S. corporate	Bonds to subsidiaries and affiliates	Non-agency commercial mortgage-backed securities	Non-agency asset-backed residential securities	Total fixed maturities - available-for-sale
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment gains (losses)	$(16)	$—	$(1)	$(14)	$(31)
Net investment income	(1)	—	—	—	(1)
Other comprehensive losses	11	36	(1)	7	53
Total change in unrealized gains (losses)	$(6)	$36	$(2)	$(7)	$21

	Non-redeemable preferred stock	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$(31)
Net investment income	—	(1)
Other comprehensive losses	3	20
Total change in unrealized gains (losses)	$3	$24

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2016.

49

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2015
	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities	Non-agency asset-backed securities	Total fixed maturities - available-for-sale
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment gains (losses)	$—	$1	$(2)	$1	$—
Net investment income	(1)	—	—	—	(1)
Other comprehensive losses	—	(2)	—	(10)	(12)
Total change in unrealized gains (losses)	$(1)	$(1)	$(2)	$(9)	$(13)

	Non-agency asset-back securities	Total fixed maturities - securities, at fair value	Common stock	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$(2)	$(2)	$—	$(2)
Net investment income	—	—	—	(1)
Other comprehensive losses	—	—	(1)	(13)
Total change in unrealized gains (losses)	$(2)	$(2)	$(1)	$(16)

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2015.

50

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

	2014
	U.S. agency mortgage-backed and asset-backed securities	Foreign corporate	U.S. corporate	Non-agency residential mortgage-backed securities	Non-agency commercial mortgage-backed securities
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$—	$(1)	$(1)	$—
Net investment income	—	—	—	—	—
Other comprehensive gains (losses)	1	(1)	1	2	5
Total change in unrealized gains (losses)	$1	$(1)	$—	$1	$5

	Non-agency asset-backed securities	Total fixed maturities - available-for-sale	Non-agency asset-back securities	Total fixed maturities - securities, at fair value	Total assets
Earnings
Total gains (losses) (realized/unrealized)
included in earnings:
Net investment losses	$—	$(2)	$(1)	$(1)	$(3)
Net investment income	1	1	—	—	1
Other comprehensive gains	22	30	—	—	30
Total change in unrealized gains (losses)	$23	$29	$(1)	$(1)	$28

Non-recurring Fair Value Measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following tables represent certain assets measured at estimated fair value during the years ended and still held at December 31, 2016 and 2015 (in millions):

	2016
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment
Mortgage loans	$1	$1

	2015
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment
Mortgage loans	$1	$1

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized and have been categorized as Level 3.

For a description of the Company’s valuation process and controls, refer to “Determination of Fair Value” section above.

51

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Fair Value of Other Financial Instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments, whether or not fair value is recognized in the Consolidated Statements of Financial Position, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2016 and 2015 are presented below (in millions):

	2016
	Carrying	Estimated Fair Value
	Value	Level 1	Level 2	Level 3	Total

Assets
Mortgage loans	$13,705	$—	$—	$13,972	$13,972
Senior secured commercial loans	7	—	—	7	7
Cash and cash equivalents	65	65	—	—	65
Other invested assets	207	—	53	182	235

Liabilities
Policyholders’ account balances - investment contracts	$40,736	$—	$—	$39,834	$39,834
Collateral received on securities lending and repurchase agreements	675	—	675	—	675
Collateral received on derivative transactions	398	—	398	—	398
Debt	1	—	1	—	1

	2015
	Carrying	Estimated Fair Value
	Value	Level 1	Level 2	Level 3	Total

Assets
Mortgage loans	$12,757	$—	$—	$13,140	$13,140
Senior secured commercial loans	12	—	—	11	11
Cash and cash equivalents	36	36	—	—	36
Other invested assets	225	—	8	247	255

Liabilities
Policyholders’ account balances - investment contracts	$37,927	$—	$—	$37,237	$37,237
Collateral received on securities lending and repurchase agreements	600	—	600	—	600
Collateral received on derivative transactions	264	—	264	—	264
Debt	1	—	1	—	1

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which take into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

52

NOTE 9 – FAIR VALUE MEASUREMENTS (continued)

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value is calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

These assets include collateral posted on derivative transactions, third-party loans, and investments in qualified affordable housing projects. The fair value for derivative transactions approximates the carrying amount as they are short term in nature. The third-party loans are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation. The fair value of investments in qualified affordable housing projects is based on a discounted cash flow calculation using a discount rate that is determined internally.

Policyholders’ account balances – investment contracts

These contracts include continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and company specific assumptions for lapses, mortality and expenses. The cash flows are discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values are based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

53

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2016, 2015 and 2014 were as follows (in millions):

	2016	2015	2014
Fixed maturities	$3,299	$3,139	$3,138
Equity securities	23	18	23
Mortgage loans	591	548	486
Policy loans	57	57	59
Other investments	34	129	133
Gross investment income	4,004	3,891	3,839
Investment expenses	(133)	(124)	(109)

Net investment income	$3,871	$3,767	$3,730

For the years ended December 31, 2016, 2015 and 2014, Net investment gains or losses were as follows (in millions):

	2016	2015	2014
Fixed maturities
Total OTTI losses	$(119)	$(107)	$(30)
Portion of OTTI losses recognized in OCI	14	13	1
Net OTTI losses on fixed maturities recognized in earnings	(105)	(94)	(29)
All other (losses) gains	(23)	(29)	170
Fixed maturities, net	(128)	(123)	141
Equity securities	45	(20)	11
Mortgage loans	(2)	(3)	4
Derivative instruments	159	182	279
Other	16	24	3
Net investment gains	$90	$60	$438

The net investment losses on Securities, at fair value (both fixed maturities and equity securities) amounted to $25 million, $212 million and $17 million for the years ended December 31, 2016, 2015 and 2014, respectively. Of these losses, $5 million, $196 million and $31 million were related to changes in fair value.

Gains and losses for Securities at fair value are included in Net investment gains or losses.

Realized gains on sales of available-for-sale fixed maturities were $111 million, $193 million and $187 million for the years ended December 31, 2016, 2015 and 2014, respectively; and realized losses were $68 million, $32 million and $12 million, respectively. Realized gains on sales of available-for-sale equity securities were $10 million, $9 million and $65 million for the years ended December 31, 2016, 2015 and 2014, respectively; and realized losses were $0 million, $1 million and $46 million, respectively.

Losses from OTTI on equity securities (included in net investment gains or losses on equity securities above) were $0 million, less than $1 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

54

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2016 and 2015 (in millions):

			2016
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
U.S. Treasury	$1,204	$29	$—	$—	$1,204	$29
U.S. government corporations and agencies	252	13	—	—	252	13
U.S. agency mortgage-backed and asset-backed securities	5,109	213	306	20	5,415	233
Foreign governments	48	1	—	—	48	1
U.S. corporate	9,730	375	1,010	65	10,740	440
Foreign corporate	2,490	66	455	42	2,945	108
Non-agency residential mortgage-backed securities	96	2	275	14	371	16
Non-agency commercial mortgage-backed securities	1,824	59	266	8	2,090	67
Non-agency asset-backed securities	2,337	50	1,170	20	3,507	70
Total fixed maturities	$23,090	$808	$3,482	$169	$26,572	$977

			2015
	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
U.S. Treasury	$717	$4	$—	$—	$717	$4
U.S. government corporations and agencies	58	1	35	1	93	2
U.S. agency mortgage-backed and asset-backed securities	1,690	45	1,053	48	2,743	93
Foreign governments	2	—	—	—	2	—
U.S. corporate	10,910	561	1,392	107	12,302	668
Foreign corporate	3,831	238	437	51	4,268	289
Non-agency residential mortgage-backed securities	169	5	349	19	518	24
Non-agency commercial mortgage-backed securities	1,873	25	163	2	2,036	27
Non-agency asset-backed securities	3,342	48	780	16	4,122	64
Total fixed maturities	22,592	927	4,209	244	26,801	1,171

Equity securities
Preferred stock	3	—	—	—	3	—
Total equity securities	3	—	—	—	3	—
Total	$22,595	$927	$4,209	$244	$26,804	$1,171

At December 31, 2016, the unrealized loss amount consisted of approximately 3,304 different fixed maturities and 1 equity security.

At December 31, 2016, unrealized losses on investment grade fixed maturities were $881 million or 90% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (“NAIC”) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s; or a rating of

55

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $95 million or 10% of the Company’s total fixed maturities’ unrealized losses at December 31, 2016.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $50 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $29 million for 6 months or less, $0 million for greater than 6 months through 12 months and $21 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

Net Unrealized Investment Gains or Losses

Net unrealized investment gains or losses on available-for-sale investments are included in the Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment gains or losses.

The components of Net unrealized investment gains or losses reported in AOCI at December 31, 2016, 2015 and 2014 are as follows (in millions):

	2016	2015	2014
Fixed maturities, available-for-sale - all other	$1,838	$1,690	$3,784
Fixed maturities on which an OTTI loss has been recognized	58	22	34
Total fixed maturities	1,896	1,712	3,818
Equity securities, available-for-sale	2	8	15
Derivatives designated as cash flow hedges	15	34	13
Other investments	2	2	2
Subtotal	1,915	1,756	3,848
Amounts recognized for:
DAC	(321)	(279)	(727)
Other assets (sales inducements)	(5)	(7)	(17)
Policyholders’ account balances and future policy benefits	39	33	70
Deferred taxes	(569)	(525)	(1,110)
Net unrealized gains on investments	$1,059	$978	$2,064

56

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The net unrealized gains or losses for the years ended December 31, 2016, 2015 and 2014, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized and all other net unrealized investment gains or losses, are as follows (in millions):

Net unrealized investment gains and losses on fixed maturities on which an OTTI loss has been recognized
	Net Unrealized Gains (Losses) on Investments	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	AOCI Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2013	$(11)	$13	$—	$(1)	$—	$1
Net investment gains (losses) on investments arising during the period	42	—	—	—	(14)	28
Reclassification adjustment for (gains) losses included in net income	1	—	—	—	*	1
Reclassification adjustment for OTTI losses excluded from net income (1)	2	—	—	—	(1)	1
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(14)	*	—	5	(9)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	1	(1)	—
Balance, December 31, 2014	34	(1)	—	—	(11)	22
Net investment gains (losses) on investments arising during the period	(10)	—	—	—	4	(6)
Reclassification adjustment for (gains) losses included in net income	(2)	—	—	—	1	(1)
Reclassification adjustment for OTTI losses excluded from net income (1)	—	—	—	—	—	—
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	2	—	—	(1)	1
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	—	—	—
Balance, December 31, 2015	22	1	—	—	(7)	16
Net investment gains (losses) on investments arising during the period	50	—	—	—	(17)	33
Reclassification adjustment for (gains) losses included in net income	(6)	—	—	—	2	(4)
Reclassification adjustment for OTTI losses excluded from net income (1)	(8)	—	—	—	3	(5)
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(6)	—	—	2	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	—	—	—
Balance, December 31, 2016	$58	$(5)	$—	$—	$(17)	$36

*Amounts less than $1 million.

(1) Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

57

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

All other net unrealized gains and losses in AOCI
	Net Unrealized Gains (Losses) on Investments(1)	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	AOCI Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2013	$2,073	$(620)	$(18)	$43	$(517)	$961
Net investment gains (losses) on investments arising during the period	1,910	—	—	—	(650)	1,260
Reclassification adjustment for (gains) losses included in net income	(167)	—	—	—	40	(127)
Reclassification adjustment for OTTI losses excluded from net income (2)	(2)	—	—	—	1	(1)
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(106)	1	(1)	37	(69)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	28	(10)	18
Balance, December 31, 2014	3,814	(726)	(17)	70	(1,099)	2,042
Net investment gains (losses) on investments arising during the period	(2,146)	—	—	—	750	(1,396)
Reclassification adjustment for (gains) losses included in net income	66	—	—	—	(23)	43
Reclassification adjustment for OTTI losses excluded from net income (2)	—	—	—	—	—	—
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	445	10	—	(159)	296
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	(36)	13	(23)
Balance, December 31, 2015	1,734	(281)	(7)	34	(518)	962
Net investment gains (losses) on investments arising during the period	193	—	—	—	(68)	125
Reclassification adjustment for (gains) losses included in net income	(78)	—	—	—	27	(51)
Reclassification adjustment for OTTI losses excluded from net income (2)	8	—	—	—	(3)	5
Impact of net unrealized investment (gains) losses on DAC and sale inducements	—	(35)	2	—	12	(21)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	—	—	—	5	(2)	3
Balance, December 31, 2016	$1,857	$(316)	$(5)	$39	$(552)	$1,023

(1) Includes cash flow hedges. Refer to Note 7 – Derivative Instruments and Risk Management for information on cash flow hedges.
(2) Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

58

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The following table provides a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings for fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2016	2015
Balance at beginning of year	$158	$175
Additions
Credit loss impairments recognized in the current period on securities previously not impaired	34	4

Additional credit loss impairments recognized in the current period on securities previously impaired	6	5

Reductions
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(16)	(26)
Balance at end of year	$182	$158

The balance of and changes in each component of AOCI attributable to the Company were as follows (in millions):

	Foreign CTA	Net Unrealized Investment Gains (Losses)(1)	Net Unrealized Gains (Losses) on OTTI Fixed Maturity Investments	Total AOCI
Balance, December 31, 2013	$1	$961	$1	$963
Change in net unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes	—	1,081	21	1,102
Change in foreign currency translation adjustment, net of income taxes	(1)	—	—	(1)
Balance, December 31, 2014	—	2,042	22	2,064
Change in net unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes	—	(1,080)	(6)	(1,086)
Change in foreign currency translation adjustment, net of income taxes	(3)	—	—	(3)
Balance, December 31, 2015	(3)	962	16	975
Change in net unrealized investment gains (losses), net of related offsets, reclassification adjustments and income taxes	—	61	20	81
Balance, December 31, 2016	$(3)	$1,023	$36	$1,056

(1) Includes cash flow hedges. Refer to Note 7 - Derivative Instruments and Risk Management for information on cash flow hedges.

59

NOTE 10 – INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES (continued)

The amounts reclassified out of AOCI(1) for the years ended December 31, 2016, 2015 and 2014 were as follows (in millions):

	2016	2015	2014	Affected Line Item in the Consolidated Statements of Operations
Net unrealized investment (gains) losses
(Gains)/ losses on cash flow hedges:
Interest rate swaps	$(1)	$1	$1	Net investment income
Interest rate swaps	(1)			Net investment gains (losses)
Currency swaps	(1)	2	1	Net investment income
Currency swaps	(10)			Net investment gains (losses)
(Gains)/ losses on available-for-sale securities:
Impairment losses	(6)	(2)	(1)	Net investment gains (losses)
All other	(65)	66	(167)	Net investment gains (losses)
	(84)	67	(166)	Total before tax
	(29)	23	(40)	Income tax benefit (expense)
Total reclassifications for the period	$(55)	$44	$(126)	Net income

(1) Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with certain services and facilities including, but not limited to, the following: accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. The fees incurred associated with these services and facilities, amounted to $820 million, $823 million and $813 million for the years ended December 31, 2016, 2015 and 2014, respectively, and were reflected in Operating expenses and Net investment income.

The Company’s interests in commercial mortgage loans (and, in one instance, a single asset real estate owned property acquired through foreclosure (“REO Property”)) are held in the form of participations in mortgages originated or acquired by New York Life (and, in the case of the REO Property, a participation in the ownership of the REO Property (“REO Ownership Interest”)). During 2015, the Company’s REO Ownership Interest was purchased by New York Life. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval.

The Company has entered into investment advisory and administrative services agreements with NYLIM to provide investment advisory and administrative services to the Company. On March 31, 2014, NYLIM assigned its investment advisory rights and obligations under this agreement to NYL Investors LLC, a wholly owned subsidiary of New York Life. For the years ended December 31, 2016, 2015 and 2014, the total cost for these services amounted to $119 million, $110 million and $100 million, respectively, which is included in the cost of services billed by New York Life to the Company. These costs were included in Operating expenses.

60

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

NYLIM has an investment advisory agreement with the Mainstay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM of $34 million, $35 million and $35 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in Fee-universal life and annuity policies.

NYLIM provides the Company with certain services and facilities including, but not limited to, the following: management and other support. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. The Company incurred fees associated with the services and facilities in the amounts of $15 million, $33 million and $26 million for the years ended December 31, 2016, 2015 and 2014, respectively. Prior to 2014, NYLIM also provided information technology and infrastructure support which are now provided by New York Life.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“Distributors”), an indirect wholly owned subsidiary of New York Life, granting Distributors the exclusive right to distribute and to be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2016, 2015 and 2014, the Company received service fees of $39 million, $39 million and $36 million, respectively, under this agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“Securities”), an indirect wholly owned subsidiary of New York Life, under which registered representatives of Securities solicit sales of multi-funded annuity contracts and variable life policies. For the years ended December 31, 2016, 2015 and 2014, the Company incurred commission expense to Securities’ registered representatives of $119 million, $139 million and $150 million, respectively.

On July 1, 2008, as amended on July 1, 2009, the Company entered into a service agreement with Securities, whereby Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2016, 2015 and 2014, the Company incurred an expense of $48 million, $51 million and $47 million, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company received from New York Life $23 million, $41 million and $21 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in Other income.

New York Life Capital Corporation (“NYLCC”), an indirect wholly owned subsidiary of New York Life, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2016 and 2015, the Company had no outstanding loan balance to NYLCC. During 2016, 2015 and 2014, the Company had no interest expenses recorded by the Company in relation to this agreement.

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow up to $490 million from New York Life. During 2016, 2015 and 2014, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life, dated April 1, 1999, as amended, wherein New York Life may borrow up to $490 million from the Company. During 2016, 2015 and 2014, the credit facility was not used, no interest was paid and there was no outstanding balance due.

Prior to December 31, 2015, the Company entered into a revolving loan agreement with MCF, which was a wholly owned subsidiary of NYL Investments (as amended from time to time, the “MCF Loan Agreement”). Under this agreement, the Company provided funding to MCF for lending and equity investment commitments entered into by MCF on or after January 1, 2010. The aggregate amount advanced by the Company to MCF under the MCF Loan Agreement, when aggregated with all other funding provided to or on behalf of MCF by the Company, could not exceed 2.75% of the Company’s statutory cash and invested assets as stated on the Company’s most recent quarterly statement. During 2015 and 2014, the Company received interest payments from MCF totaling $100 million and $94 million, respectively, which are included in Net

61

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

investment income. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon was due in full on July 1, 2025. At December 31, 2015, all outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon, were paid in full and the agreement was terminated.

On December 31, 2015, the Company entered into a note funding agreement with MCF and New York Life (the “MCF Note Agreement”) and acquired a variable funding note issued by MCF thereunder (the “Note”). The Note, which is reported as a bond, had outstanding balances for the Company of $1,780 million and $1,707 million at December 31, 2016 and 2015, respectively, and were reported in Fixed maturities, available-for-sale. Pursuant to the MCF Note Agreement and variable funding note issued thereunder, the Company and New York Life may provide an aggregate of up to $4,700 million in funding to MCF for lending and equity investment commitments, as well as for business expenses. All outstanding advances made to MCF under the MCF Note Agreement, together with unpaid interest thereon, will be due in full on December 31, 2025. During 2016, the Company received interest payments from MCF totaling $56 million. On December 30, 2016, MCF paid a dividend of $56 million to the Company.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2016 and 2015, the Company did not purchase any new loans. At December 31, 2016, the Company held loans with an outstanding balance of $7 million and has commitments to fund additional amounts on these existing loans of $2 million. At December 31, 2015, the Company held loans with an outstanding balance of $12 million and had commitments to fund additional amounts on these existing loans of $3 million. These loans were reported in Other investments.

To satisfy its obligations under structured settlement agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2016 and 2015, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements amounted to $6,808 million and $6,472 million, respectively.

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations was 5.84% for 2016. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2016 and 2015, the policyholder reserves related to these contracts amounted to $160 million and were included in liabilities of Future policy benefits.

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. At December 31, 2016 and 2015, the policyholder reserves balances for these policies amounted to $3,725 million and $3,588 million, respectively, and were included in liabilities of Policyholders’ account balances and Separate account liabilities.

The Company has also issued various COLI policies to Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2016 and 2015, the policyholder liability balances for these policies amounted to $364 million and $354 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities.

In connection with the 2012 acquisition of an office building by REEP-OFC Westory DC LLC, an indirect wholly owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory DC LLC. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022. For the years ended December 31, 2016, 2015 and 2014, interest earned amounted to $3 million.

In connection with a $150 million acquisition of a fee estate containing an office building and related improvements and encumbered by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that

62

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

will govern, in part, each entity’s interest in the property. For the years ended December 31, 2016, 2015 and 2014, income earned amounted to $3 million.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life. Refer to Note 14 – Reinsurance for more details.

The Company has an over-retention agreement with New York Life. Refer to Note 14 – Reinsurance for more details.

At December 31, 2016 and 2015, the Company recorded amounts payable to parent and affiliates of $239 million and $250 million, respectively, and is included in Other liabilities. At December 31, 2016 and 2015, the Company recorded amounts due from parent and affiliates of $33 million and $35 million, respectively, and is included in Other assets. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

63

NOTE 12 – POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2016 and 2015 were as follows (in millions):

	2016	2015
Deferred annuities	$43,241	$40,457
Universal life contracts	29,425	28,353
Other	1,353	1,196

Total policyholders’ account balances	$74,019	$70,006

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals and mortality and expense charges, where applicable.

The following table highlights the interest rate assumptions generally utilized in calculating Policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2016:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.05% to 10.00%	Surrender charges 0% to 10% for up to 10 years
Universal life contracts	2.75% to 8.00%	Various up to 19 years
Annuities certain	0.05% to 5.00%	No surrender or withdrawal charges
Supplementary contracts without life contingencies	1.00% to 3.50%	No surrender or withdrawal charges

Less than 1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2016 and 2015 were as follows (in millions):

	2016	2015
Life insurance:
Taiwan business - 100% coinsured	$1,320	$1,236
Other life insurance	262	270
Total life insurance	1,582	1,506
Individual and group payout annuities	18,629	16,782
Other contract liabilities	81	92
Total future policy benefits	$20,292	$18,380

64

NOTE 12 – POLICYHOLDERS’ LIABILITIES (continued)

The following table highlights the key assumptions generally utilized in the calculation of liabilities for future policy benefits at December 31, 2016:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD	2.53% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD

Less than 1% of future policy benefits are based on an interest rate of 6% and greater.

Guaranteed Minimum Benefits

At December 31, 2016 and 2015, the Company had fixed and variable annuities with guarantees. The Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For contracts with the EBB optional feature, the net amount at risk is defined as the additional benefit amount that equals to a percentage of earnings in the contract, subject to certain maximums. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB or guaranteed lifetime income withdrawal benefits (“GLWB”).

Variable Annuity Contracts – GMDB, EBB, GMAB and GFIB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

b)Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages
(adjusted for withdrawals)

Contracts with an optional EBB feature provides an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value equal to 100% or 150%, depending on the election of the amount of eligible premiums (adjusted for withdrawals) at the end of the guaranteed period. The minimum contract value can be reset after issue, and in such case, is set equal to the account value at the time of reset. The older contracts must be surrendered in order to receive the guaranteed amount.
The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

65

NOTE 12 – POLICYHOLDERS’ LIABILITIES (continued)

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2016 and 2015 for GMDBs, GMABs, EBBs and GFIBs ($ in millions):

	2016
	Return of Net Deposits			Ratchet		Income

	In the Event of Death	Accumulation at Specified Date	Additional Death Benefits	In the Event of Death	In the Event of Death	Accumulation at Specified Date
	(GMDB)	(GMAB)	(EBB)	(GMDB)	(GMAB)	(GFIB)
Account value	$18,270	$5,839	$56	$9,874	$1,520	$226
Net amount at risk	$48	$84	$6	$172	$19	$1
Average attained age of contract holders	55	58	68	61	62	60

	2015
	Return of Net Deposits			Ratchet		Income

	In the Event of Death	Accumulation at Specified Date	Additional Death Benefits	In the Event of Death	In the Event of Death (1)	Accumulation at Specified Date
	(GMDB)	(GMAB)	(EBB)	(GMDB)	(GMAB)	(GFIB)
Account value	$16,184	$5,256	$58	$10,102	$1,519	$213
Net amount at risk	$139	$186	$6	$518	$47	$5
Average attained age of contract holders	58	58	67	64	61	59

The following summarizes the general account liabilities for guarantees on variable contracts, included in liabilities for Future policy benefits for GMDB, EBB and GFIB, and liabilities for Policyholders’ account balances for GMAB (in millions):

	GMDB	GMAB	EBB	GFIB	Total
Balance at December 31, 2014	$66	$181	$1	$3	$251
Incurred guarantee benefits	14	(26)	1	3	(8)
Paid guarantee benefits	(6)	—	—	—	(6)
Balance at December 31, 2015	74	155	2	6	237
Incurred guarantee benefits	(21)	26	—	(2)	3
Paid guarantee benefits	(7)	(1)	—	—	(8)
Balance at December 31, 2016	$46	$180	$2	$4	$232

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and changes in fair value are recorded in Interest credited to Policyholders’ account balances (refer to Note 9 – Fair Value Measurements).

The GMDB and EBB liabilities are determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the additional liability, with a related charge or credit recorded to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

66

NOTE 12 – POLICYHOLDERS’ LIABILITIES (continued)

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2016 and 2015, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumptions ranged from 1.29% to 11.90% for 2016 and 1.13% to 9.10% for 2015.

•	Volatility assumption ranged from 2.78% to 29.56% for 2016 and from 1.32% to 29.14% for 2015.

•	Mortality was assumed to be 101.2% of an internally developed mortality table for 2016 and 100.5% for 2015.

•	Lapse rates vary by contract type and duration and ranged from 1.00% to 30.00% , with an average of 5.10% for 2016 and from 1.00% to 32.00%, with an average of 5.16% for 2015.

•	Partial withdrawal rates ranged from 2.50% to 11.70% for 2016 and from 2.5% to 11.4% for 2015.

•	Discount rate was 4.50% and ranged from 4.29% to 7.61% for 2016 and 2015, respectively.

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the liability balance, with a related charge or credit recorded to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2016 and 2015, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 1.29% to 11.90% for 2016 and 1.13% to 9.10% for 2015.

•	Volatility assumption ranged from 2.78% to 29.56% for 2016 and from 1.32% to 29.14% for 2015.

•	Mortality assumption used to project future claims is the GLI 12(15) Mortality Table for 2016 and 2015.

•	Lapse rates vary by contract type and duration and range from 1.00% to 20.00%, with an average of 2.32% for 2016 and from 1.50% to 21.00%, with an average of 1.65% for 2015.

•	Partial withdrawal rates ranged from 3.20% to 8.00% for 2016 and 2015.

•	Discount rate was 4.50% and ranged from 4.29% to 6.64% for 2016 and 2015, respectively.

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NOTE 12 – POLICYHOLDERS’ LIABILITIES (continued)

The following table presents the aggregate fair value of assets at December 31, 2016 and 2015, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB, GFIB, EBB and GLWB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB, GFIB and EBB guarantees in each contract, the GMDB, GMAB, GFIB and EBB amounts listed are not mutually exclusive (in millions):

	2016
	GMDB	GMAB	EBB	GFIB
Separate account
Equity	$13,722	$3,923	$30	$134
Fixed income	6,222	1,926	14	70
Balanced	4,379	1,247	8	22
Total separate account	24,323	7,096	52	226
General account	3,821	263	4	—
Total	$28,144	$7,359	$56	$226

	2015
	GMDB	GMAB	EBB	GFIB
Separate account
Equity	$12,842	$3,643	$32	$127
Fixed income	5,496	1,634	13	68
Balanced	4,271	1,213	9	15
Total separate account	22,609	6,490	54	210
General account	3,677	285	4	3
Total	$26,286	$6,775	$58	$213

Fixed Annuity Contracts - GLWB

In 2014, the Company began offering fixed annuity contracts with a GLWB feature. The benefit must be elected at the time of contract issuance, and provides for a percentage of the contract holder’s benefit base, subject to certain restrictions, to be available for withdrawal for life as early as age 59 1/2. This benefit base grows for up to 10 years or until lifetime income payments commence, whichever comes first.

The GLWB liability is determined each period end by estimating the expected payments after the account balance is depleted and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the additional liability balance, with a related charge or credit to Increase in liabilities for future policy benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GLWB liability at December 31, 2016 and 2015, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mortality was assumed to be 100% of the GLI 12(15) Mortality Table for 2016 and 2015.

•	Lapse rates vary by contract type and duration, and range from 1.00% to 10.00%, with an average of 1.00% for 2016 and 2015.

•	Partial withdrawal rates ranged from 4.25% to 6.75% for 2016 and 2015.

•	Discount rates ranged from 0.64% to 13.79% for 2016 and 2.21% to 15.30% for 2015.

At December 31, 2016 and 2015, the GLWB liability was $17 million and $1 million, respectively.

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NOTE 12 – POLICYHOLDERS’ LIABILITIES (continued)

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

Generally, the Company has separately defined an excess insurance benefit to exist when expected mortality exceeds all assessments. This insurance benefit is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments. The liability for excess insurance benefit features reflected in the general account and included in liabilities for Future policy benefits was $162 million and $165 million at December 31, 2016 and 2015, respectively.

NOTE 13 – DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Policy Acquisition Costs

The following is a rollforward of DAC for the years ended December 31, 2016, 2015 and 2014 (in millions):

	2016	2015	2014
Balance at beginning of year	$3,530	$3,041	$2,847

Current year additions	461	514	468
Amortization - current year	(522)	(435)	(533)
Amortization - impact of assumption and experience unlocking	(16)	(37)	90
Amortization - impact of extending the useful life(1)	—	—	289
Balance at end of year before related adjustments	3,453	3,083	3,161

Adjustment for changes in unrealized net investment gains	(41)	447	(120)
Balance at end of year	$3,412	$3,530	$3,041

(1) The Company reviewed the reasonableness of the assumptions used to determine the amortization period for certain universal life and variable deferred annuity contracts and determined, based on better than expected persistency of these products, that the useful life should be extended, resulting in a positive impact to DAC amortization in 2014.

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NOTE 13 – DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS (continued)

Sales Inducements

The following is a rollforward of deferred sales inducements included in Other assets for the years ended December 31, 2016, 2015 and 2014 (in millions):

	2016	2015	2014
Balance at beginning of year	$657	$634	$549

Current year additions	76	113	117
Amortization - current year	(78)	(82)	(44)
Amortization - impact of assumption and experience unlocking	7	(18)	12
Balance at end of year before related adjustments	662	647	634

Adjustment for changes in unrealized net investment gains	2	10	—
Balance at end of year	$664	$657	$634

NOTE 14 – REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. The Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for many products except for custom guarantee universal life and survivorship universal life, survivorship variable universal life (SVUL) and asset preserver products. Most of the reinsured business is on an automatic basis. For new life insurance policies reinsured automatically, the Company retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for survivorship variable universal life and no minimum size for custom performance survivorship universal life or single life. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance which the Company cannot collect.

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NOTE 14 – REINSURANCE (continued)

The Company also participates in assumed reinsurance with third parties in acquiring additional business.The effects of reinsurance on the Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014 were as follows (in millions):

	2016	2015	2014
Direct	$2,804	$2,497	$3,198
Assumed	4	4	3
Ceded	(65)	(69)	(78)
Premiums	$2,743	$2,432	$3,123
Fees - universal life and annuity policies ceded	$(684)	$(621)	$(601)
Direct	$2,268	$2,048	$1,859
Assumed	7	2	2
Ceded	(674)	(559)	(520)
Policyholder benefits	$1,601	$1,491	$1,341
Direct	$1,832	$1,647	$2,463
Ceded	3	(14)	(12)
Increase in liabilities for future policy benefits	$1,835	$1,633	$2,451

The effects of reinsurance on the Consolidated Statements of Financial Position for the years ended December 31, 2016 and 2015 were as follows (in millions):

	2016	2015
Reinsurance recoverable	$5,863	$5,860
Reinsurance payable	$4,225	$4,310

Significant Reinsurance Transactions

Four reinsurance companies account for 77% and 79% of the in-force reinsurance ceded at December 31, 2016 and 2015, respectively.

The Company ceded 53% of its total life insurance in-force at both December 31, 2016 and 2015.

Ceded Reinsurance

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life, that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2013. Under the terms of the sale agreement, Yuanta agreed to satisfy in full, or cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. The Company accounts for the policies issued prior to July 2002 as 100% coinsured, and records policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta of an equal amount.

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NOTE 14 – REINSURANCE (continued)

The effect of this reinsurance agreement with Taiwan Corporation/Yuanta for the years ended December 31, 2016, 2015 and 2014 was as follows (in millions):

	2016	2015	2014(1)
Amounts recoverable from reinsurer(2)	$1,320	$1,236	$1,205
Premiums ceded	$61	$67	$74
Benefits ceded	$53	$29	$46

(1) Beginning in 2014, the results for this transaction are recorded on a quarter lag. The amounts recoverable from reinsurer and policyholder liabilities represent balances as of September 30th. Premiums ceded and benefits ceded represent balances for the nine months ended September 30th plus an estimate for the three months ended December 31st.

(2) The Company recorded policyholder liabilities of $1,320 million, $1,236 million, and $1,205 million at December 31, 2016, 2015, and 2014, respectively.

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of universal life, variable universal life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and funds withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the funds withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. Refer to Note 7 - Derivative Instruments and Risk Management for additional details.

In connection with the reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2016, 2015 and 2014, $1 million of the deferred gain was amortized and is included in the Net revenue from reinsurance.

The effect of this reinsurance agreement with New York Life for the years ended December 31, 2016, 2015 and 2014 was as follows (in millions):

	2016	2015	2014
Fees-universal life policies ceded	$262	$241	$241
Net revenue from reinsurance	$74	$99	$85
Policyholder benefits ceded	$184	$136	$151
Amounts recoverable from reinsurer	$4,150	$4,252	$4,364
Amounts payable to reinsurer	$4,154	$4,255	$4,366
Other liabilities (deferred gain, net of amortization)	$10	$11	$13

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $23 million, $11 million and $19 million for the years ended December 31, 2016, 2015 and 2014, respectively.

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NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS

Litigation

The Company and/or its subsidiaries are defendants in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company and/or its subsidiaries are also, from time to time, involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.
Assessments

Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $2 million at December 31, 2016 and 2015, which have been accrued in Other liabilities. The Company expects to recover $10 million and $16 million at December 31, 2016 and 2015, respectively, of premium offsets reflected in Other assets.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

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NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

Loaned Securities and Repurchase Agreements

The following table represents recognized repurchase agreements that are subject to an enforceable master netting agreement or similar agreements at December 31, 2015 (in millions). There were no repurchase agreements subject to an enforceable master netting agreement at December 31, 2016. The Company’s dollar rolls repurchase agreements to sell and repurchase securities are not done under master netting agreements or similar agreements and therefore are not included in this table:

	2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral(1)	Net Amount
Offsetting of financial assets
Securities purchased under agreement to resell	$298	$—	$298	$(298)	$—
Total assets	$298	$—	$298	$(298)	$—

	2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral(1)	Net Amount
Offsetting of financial assets
Securities purchased under agreement to resell	$298	$—	$298	$(298)	$—
Total assets	$298	$—	$298	$(298)	$—

(1) At December 31, 2016, the actual collateral that is held by the custodian was $304 million, which were capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.
(2) At December 31, 2015, the actual collateral that is held by the custodian was $304 million, which were capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.

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NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

The following table represents recognized securities lending transactions that are subject to an enforceable master netting agreement or similar agreement at December 31, 2016 and 2015 (in millions):

	2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral(1)	Net Amount
Offsetting of financial liabilities
Securities entered into a security lending agreement	$675	$—	$675	$(675)	$—
Total liabilities	$675	$—	$675	$(675)	$—

	2015
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral(1)	Net Amount
Offsetting of financial liabilities
Securities entered into a security lending agreement	$600	$—	$600	$(600)	$—
Total liabilities	$600	$—	$600	$(600)	$—

(1) The amount represents the cash collateral received and is reported in Other liabilities. At December 31, 2016 and 2015, the securities lent have a fair value of $659 million and $586 million, respectively. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss.

The following tables provides information about the Company’s obligation regarding cash collateral received under repurchase agreements and securities lending transactions, by class of securities sold to be repurchased and securities sold to counterparties, including the remaining contractual maturity of such transactions at December 31, 2016:

	2016
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
Dollar Repurchase Agreements
U.S. government corporations & agencies	$—	$—	$—	$—	$—	$—
Total dollar repurchase agreements	$—	$—	$—	$—	$—	$—

Securities Lending
U.S. Treasury	$49	$—	$—	$—	$—	$49
U.S. government corporations & agencies	18	—	—	—	—	18
U.S. agency mortgage-backed and asset-backed securities	—	—	—	—	—	—
Foreign governments	2	—	—	—	—	2
U.S. corporate	515	—	—	—	—	515
Foreign corporate	91	—	—	—	—	91
Total securities lending transactions	$675	$—	$—	$—	$—	$675

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NOTE 15 – COMMITMENTS AND CONTINGENCIES, LOANED SECURITIES AND REPURCHASE AGREEMENTS (continued)

	2015
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
Dollar Repurchase Agreements
U.S. government corporations & agencies	$—	$—	$—	$—	$—	$—
Total dollar repurchase agreements	$—	$—	$—	$—	$—	$—

Securities Lending
U.S. Treasury	$109	$—	$—	$—	$—	$109
U.S. government corporations & agencies	12	—	—	—	—	12
U.S. agency mortgage-backed and asset-backed securities	—	—	—	—	—	—
Foreign governments	6	—	—	—	—	6
U.S. corporate	363	—	—	—	—	363
Foreign corporate	110	—	—	—	—	110
Total securities lending transactions	$600	$—	$—	$—	$—	$600

At December 31, 2016 and 2015, the Company had no agreements outstanding to sell and repurchase securities.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 – INCOME TAXES

The components of the total Income tax expense for the years ended December 31, 2016, 2015 and 2014 are as follows (in millions):

	2016	2015	2014
Current
Federal	$323	$266	$252
State and local	5	2	5
Foreign	1	1	1
	329	269	258
Deferred
Federal	(52)	(45)	133
Income tax expense	$277	$224	$391

Pursuant to the tax allocation agreement discussed in Note 3 – Significant Accounting Policies, the Company recorded a net income tax (payable to)/receivable from New York Life of $(5) million and $31 million at December 31, 2016 and 2015, respectively, and is included in Other assets or liabilities.

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NOTE 16 - INCOME TAXES (continued)

The Company’s actual income tax expense for the years ended December 31, 2016, 2015 and 2014 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons (in millions):

	2016		2015		2014

Statutory federal income tax expense	$345	35.0%	$297	35.0%	$481	35.0%
Tax exempt income	(47)	(4.7)	(60)	(7.1)	(63)	(4.6)
Audit liability	(6)	(0.6)	13	1.6	(3)	(0.2)
Investment credits	(38)	(3.9)	(49)	(5.8)	(55)	(4.0)
Amortization and deductions of investments in qualified affordable housing projects	21	2.1	30	3.6	30	2.2
Non-controlling interest	(1)	(0.1)	—	—	—	—
Other	3	0.3	(7)	(0.9)	1	0.1
Actual income tax expense	$277	28.1%	$224	26.4%	$391	28.5%

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been recorded.

The components of the net deferred tax liability reported in Other liabilities at December 31, 2016 and 2015 are as follows (in millions):

	2016	2015
Deferred tax assets
Future policy benefits	$899	$846
Employee and agents benefits	52	51
Gross deferred tax assets	951	897
Deferred tax liabilities
DAC	803	843
Investments	682	607
Other	228	218
Gross deferred tax liabilities	1,713	1,668
Net deferred tax liability	$762	$771

The Company does not have net operating or capital loss carry forwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities for uncertain tax positions are adequate for all open years.

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NOTE 16 - INCOME TAXES (continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2016, 2015 and 2014 are as follows (in millions):

	2016	2015	2014
Balance at beginning of year	$95	$99	$71
Additions for tax positions of prior years	—	—	23
Reductions for tax positions of prior years	(15)	(15)	—
Additions for tax positions of current year	—	19	5
Settlements with tax authorities	(40)	(8)	—
Balance at end of year	$40	$95	$99

At December 31, 2016, 2015 and 2014, the Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $6 million, $15 million and $(3) million, respectively. Total interest expense associated with the liability for unrecognized tax benefits was $4 million for the the year ended December 31, 2016, $6 million for the year ended December 31, 2015 and less than $1 million for the year ended December 31, 2014, and is included in Income tax expense. At December 31, 2016, 2015 and 2014, the Company had $7 million, $19 million and $13 million, respectively, of accrued interest associated with the liability for unrecognized tax benefits which are reported in Other liabilities. The $12 million decrease from December 31, 2015 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $4 million of interest expense, and $16 million decrease resulting from settlements with tax authorities. The $6 million increase from December 31, 2014 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of $6 million of interest expense and less than $1 million decrease resulting from settlement with tax authorities. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 17 – DEBT

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest, with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part, and there are no collateral requirements. The note was paid off at December 31, 2016 and the carrying amount was $1 million at December 31, 2015.

Non-Recourse Debt

The Company was required to consolidate one structured investment, in which the Company is considered the primary beneficiary, with an outstanding debt balance of $1 million at December 31, 2016 and 2015. Refer to Note 6 – Investments for a discussion on VIEs.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh and holds $24 million of common stock at December 31, 2016 and 2015. These investments are recorded as part of equity securities, in Unaffiliated, available for sale, at fair value. No funding agreements were outstanding as of December 31, 2016 and 2015. At December 31, 2016, the fair value of collateral pledged and the company’s borrowing capacity with FHLB of Pittsburgh was $17 million and $16 million, respectively. At December 31, 2015, the fair value of collateral pledged and the Company’s borrowing capacity with FHLB of Pittsburgh was $19 million and $10 million, respectively.

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NOTE 18 – SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $262 million, $207 million and $198 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Total interest paid was $16 million, $13 million and $9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Non-cash transactions

The Company’s non-cash investing transactions were $201 million for the year ended December 31, 2016 related to fixed maturities, equities and limited partnerships.

The Company’s non-cash investing transactions were $27 million for the year ended December 31, 2015 related to fixed maturities, short terms, mortgage loans and limited partnerships.

The Company’s non-cash investing transactions were less than $1 million for the year ended December 31, 2014.

NOTE 19 – STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. At December 31, 2016, the Company does not have any permitted practices. In past years, including 2014, the Company disclosed a permitted practice for the book value treatment of certain guaranteed separate account products. The Company has confirmed with the DSID that this book value treatment is not a permitted practice as it is in accordance with Statements of Statutory Accounting Principles (“SSAP”) No. 56, “Separate Accounts”, paragraph 17. As a result, the permitted practice disclosed in the prior years to report these assets at book value is no longer disclosed.

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life, at December 31, 2016 or 2015. At December 31, 2016, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $4,772 million. The maximum amount of dividends that may be paid in 2016 without prior approval is $890 million.

NOTE 20 – SUBSEQUENT EVENTS

As of March 9, 2017, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

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Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statements of financial position as of December 31, 2016 and 2015, and the related consolidated statements of operations, of comprehensive income, of stockholder’s equity, and of cash flow for each of the three years in the period ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three the years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Emphasis of Matter

As disclosed in Note 11 to the consolidated financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

March 9, 2017

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements.

All required financial statements are included in Part B of this Registration Statement.

b. Exhibits.

(1)	Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (“NYLIAC”) authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to the initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 2 to such Registration Statement on Form N-4, and incorporated herein by reference.

(2)	Not applicable.

(3)(a)	Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(3)(c)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(c)(1)	Form of Amendment to Distribution and Underwriting Agreement between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC, dated March 6, 2015 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(g)(1) to Post-Effective Amendment No. 38 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 002-86083), filed 4/14/2015 and incorporated herein by reference.

(4)	Specimen Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant’s initial registration on Form N-4 (File No. 333-80535), filed 6/11/99 and incorporated herein by reference.

(4)(a)	Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(a) to Registrant’s Post-Effective Amendment No. 4 on Form N-4, filed 7/13/01 and incorporated herein by reference.

(4)(b)	Enhanced Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(b) to Registrant’s Post-Effective Amendment No. 4 on Form N-4, filed 7/13/01 and incorporated herein by reference.

(4)(c)	Living Needs Benefit/Unemployment Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(c) to Post-Effective Amendment 17 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 4/14/10 and incorporated herein by reference.

(5)	Form of application for a Policy - Previously filed as Exhibit (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/25/97 and incorporated herein by reference.

(5)(a)	Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a)	Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)	Amended and Restated Certificate of Incorporation of NYLIAC (executed May 1, 2009) – Previously filed as Exhibit (6)(a)(1) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed 4/11/13 and incorporated herein by reference.

(6)(b)(1)	By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)	Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) – Previously filed as Exhibit (6)(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account – I (File No. 2-86083), filed 4/11/13 and incorporated herein by reference.

(7)	Not applicable

(8)(a)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC, as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(g)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(h)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i)	Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(k)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(m)	12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post- Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(n)	Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(o)	Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p)	Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q)	Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r)	Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s)	Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t)	Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u)	Form of Supplement for Distribution Services Agreement between T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)	Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(w)	Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)	Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(y)	Form of Distribution and Service Agreement between BISYS Fund Services Limited Partnership and NYLIFE Securities, Inc. - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z)	Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(a)(a)	Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(b)(b)	Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(c)(c)	Form of Administrative Services Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d)	Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(e)(e)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(f)(f)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(g)(g)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(8)(h)(h)	Form of PIMCO Services Agreement For Advisor Class Shares of PIMCO Variable Insurance Trust, dated as of January 14, 2010, between NYLIAC and Pacific Investment Management Company LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(z) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(8)(i)(i)	Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Advisors, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(a)(a) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(j)(j)	Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between Blackrock Variable Series Funds, Inc., Blackrock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) and Exhibit (8)(b)(b) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC, Variable Annuity Separate Account - I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(8)(k)(k)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(l)(l)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(8)(m)(m)	Form of PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, and effective May 1, 2014, between Pacific Investment Management LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(e)(e) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(n)(n)	Form of Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust, dated February 25, 2014, between PIMCO Investments LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(f)(f) to Post-Effective Amendment No. 28 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/14 and incorporated herein by reference.

(8)(o)(o)	Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/14/2015 and incorporated herein by reference.

(8)(p)(p)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, Deutsche Variable Series I (formerly, DWS Variable Series I), Deutsche Variable Series II (formerly, DWS Variable Series II), Deutsche Investments VIT Funds (formerly, DWS Investments VIT Funds), DeAWM Distributors, Inc. (formerly, DWS Investments Distributors, Inc.) and Deutsche Investment Management Americas Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(8)(q)(q)	Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Management Americas Inc. and New York Life Insurance and Annuity Corporation. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(8)(r)(r)	Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(8)(s)(s)	Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life Insurance and Annuity Corporation Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(9)	Opinion and Consent of Thomas F. English, Esq. Filed herewith.

(10)(a)	Consent of PricewaterhouseCoopers LLP. Filed herewith.

(10)(b)	Powers of Attorney. Filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)	Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Theodore A. Mathas	Director, Chairman & Chief Executive Officer	Director
Christopher Ashe	Director & Senior Vice President	Director
David G. Bedard	Director & Senior Vice President	Director
Christopher O. Blunt	Director, Executive Vice President & President of the Investments Group	Director
John T. Fleurant	Director, Executive Vice President & Chief Financial Officer	Director
Robert M. Gardner	Director, Vice President & Controller	Director
Matthew M. Grove	Director & Senior Vice President	Director
Frank Harte	Director & Senior Vice President	Director
Thomas A. Hendry	Director, Senior Vice President & Treasurer	Director
Dylan W. Huang	Director & Senior Vice President	Director
John Y. Kim	Director & President	Director
Mark J. Madgett	Director	Director
Amy Miller	Director	Director
Arthur H. Seter	Director, Senior Vice President & Chief Investment Officer	Director
Joel M. Steinberg	Director, Senior Vice President, Chief Risk Officer & Chief Actuary	Director
Matthew D. Wion	Director & Senior Vice President	Director
Pedram Afshar	Senior Vice President	Officer
Sara L. Badler	Senior Vice President	Officer
Scott L. Berlin	Senior Vice President	Officer
David J. Castellani	Senior Vice President	Officer
Thomas Cole	Senior Vice President	Officer
Alexander I. Cook	Senior Vice President	Officer
Craig L. DeSanto	Senior Vice President & Actuary	Officer
Robert A. DiMella	Senior Vice President	Officer
Thomas F. English	Senior Vice President, Chief Legal Officer & Secretary	Officer
Stephen P. Fisher	Senior Vice President	Officer
Thomas J. Girard	Senior Vice President	Officer
Robert J. Hebron	Senior Vice President	Officer
Scott L. Lenz	Senior Vice President & Chief Tax Counsel	Officer
John M. Loffredo	Senior Vice President	Officer
Anthony R. Malloy	Senior Vice President	Officer
Gail A. McDermott	Senior Vice President	Officer
Barbara J. McInerney	Senior Vice President & Chief Compliance Officer	Officer
Francis J. Ok	Senior Vice President	Officer
Jeffrey S. Phlegar	Senior Vice President	Officer
Neal S. Ramasamy	Senior Vice President & Chief Technology Officer	Officer
Dan C. Roberts	Senior Vice President	Officer
Gerard A. Rocchi	Senior Vice President	Officer
Donald A. Salama	Senior Vice President	Officer
Richard C. Schwartz	Senior Vice President	Officer
George S. Shively	Senior Vice President & Legal Officer	Officer
Andrew P. Starr	Senior Vice President	Officer
Matthew T. Swanson	Senior Vice President	Officer
Mark W. Talgo	Senior Vice President	Officer
Jae Yoon	Senior Vice President	Officer
Erik A. Anderson	Vice President & Actuary	Officer
Mitchell P. Ascione	Vice President	Officer
Karen A. Bain	Vice President - Tax	Officer
Lee C. Baker	Vice President	Officer
Judy R. Bartlett	Vice President & Legal Officer	Officer
Jacqueline M. Barton	Vice President	Officer
Jeffrey Beligotti	Vice President & Actuary	Officer
John Bonvouloir	Vice President	Officer
Elizabeth Brill	Vice President	Officer
Philip E. Caminiti	Vice President	Officer
Jeanne M. Carbone	Vice President	Officer
Ramon A. Casanova	Vice President & Actuary	Officer
Roger Chen	Vice President	Officer
George S. Cherpelis	Vice President	Officer
Louis N. Cohen	Vice President	Officer
James J. Cristallo	Vice President & Actuary	Officer
Paul K. Cunningham	Vice President	Officer
Karen J. DeToro	Vice President	Officer
Robert H. Dial	Vice President	Officer
Mayra L. Diaz	Vice President	Officer
John C. DiRago	Vice President	Officer
Kathleen A. Donnelly	Vice President	Officer
Robert Donohue	Vice President & Assistant Treasurer	Officer
Michael G. Dubrow	Vice President	Officer
Jonathan Feinstein	Vice President	Officer
Robert E. Ferguson	Vice President	Officer
Anthony Ferraro	Vice President & Actuary	Officer
Edward J. Fitzgerald	Vice President	Officer
Michael Fong	Vice President & Actuary	Officer
Stephanie A. Frawley	Vice President	Officer
Brian Furlong	Vice President	Officer
Thomas J. Gangemi	Vice President	Officer
Ross M. Goldstein	Vice President	Officer
Mary Hallahan	Vice President & Treasurer	Officer
Jane L. Hamrick	Vice President & Actuary	Officer
Dale A. Hanley	Vice President	Officer
Thomas S. Heller	Vice President	Officer
Eric S. Hoffman	Vice President	Officer
Angela Huang	Vice President & Actuary	Officer
Robert J. Hynes	Vice President	Officer
Robert Karmen	Vice President & Legal Officer	Officer
Jeffrey Killian	Vice President	Officer
Terry Kim	Vice President	Officer
Michael J. Kimble	Vice President	Officer
Joseph D. Koltisko	Vice President	Officer
Linda M. Kraus	Vice President	Officer
Jodi L. Kravitz	Vice President & Actuary	Officer
Melissa Kuan	Vice President	Officer
Natalie Lamarque	Vice President	Officer
Richard B. Leber	Vice President, Legal Officer & Assistant Secretary	Officer
Brian C. Loutrel	Vice President & Chief Privacy Officer	Officer
Eric J. Lynn	Vice President & Actuary	Officer
Ralph S. Marinaccio	Vice President	Officer
Timothy M. McGinnis	Vice President	Officer
Stephen J. McNamara	Vice President & Actuary	Officer
Edward P. Millay	Vice President	Officer
Ryan J. Morris	Vice President & Actuary	Officer
Jaime Mosquera	Vice President & Actuary	Officer
Marijo F. Murphy	Vice President	Officer
Nicholas Pasyanos	Vice President & Actuary	Officer
Paul Pecorino	Vice President	Officer
Valerie L. Perry	Vice President - Underwriting	Officer
William Petty	Vice President	Officer
Paul Quartararo	Vice President & Chief Medical Director	Officer
Jennifer Richards	Vice President	Officer
Ari Roy	Vice President	Officer
Janis C. Rubin	Vice President	Officer
Amaury J. Rzad	Vice President	Officer
Scott R. Seewald	Vice President	Officer
Joseph J. Shannon	Vice President	Officer
Nancy G. Sherman	Vice President	Officer
Irwin Silber	Vice President & Actuary	Officer
Kevin M. Smith	Vice President	Officer
Thomas C. Sorg	Vice President	Officer
Monica Suryapranata	Vice President	Officer
Ka Luk Stanley Tai	Vice President	Officer
William P. Tate	Vice President	Officer
Sandra G. Tillotson	Vice President	Officer
Thomas J. Troeller	Vice President & Actuary	Officer
Victor A. Verastegui	Vice President	Officer
Taylor Wagenseil	Vice President	Officer
Robin M. Wagner	Vice President	Officer
Richard M. Walsh	Vice President	Officer
Simon Walsh	Vice President	Officer
Scott W. Weinstein	Vice President	Officer
Charles A. Whites	Vice President & Legal Officer	Officer
Michellen Wildin	Vice President	Officer
Michael A. Yashnyk	Vice President	Officer
Paul Zeng	Vice President & Actuary	Officer

ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
The MainStay Funds(*)(†)	Massachusetts
MainStay VP Funds Trust(*)(†)	Delaware
MainStay Funds Trust	Delaware
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 NORTH FIRST CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 NORTH FIRST LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC RIDDER PARK CA LLC	(Delaware)
MNCVAD-GRAYMARK RIDDER	(Delaware)	(97.50%)
MNCVAD-OFC ONE BAY CA LLC	(Delaware)
MNCVAD-HARVEST ONE BAY LLC	(Delaware)	(95%)
MNCVAD-IND RICHMOND CA LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
New York Life Insurance and Annuity Corporation	(Delaware)
Ausbil IT – Ausbil Microcap Fund	(Australia)	(NYLIAC: 9.81%)
Ausbil IT – Candriam Sustainable Global Equity Fund		(NYLIAC: 37.56%)
MacKay Shields Unconstrained Bond Fund		(NYLIAC: 100%)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)[1]
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)[2]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS: 1%)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 55%; NYLIAC: 45%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
Warwick McAlester Holdings, LLC	(Delaware)
Meeco Sullivan, LLC	(Delaware)
Electric Avenue, LLC	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership)
LMF WF Portfolio II, LLC	(Delaware)[8]	(0 voting ownership)
LMF WF Portfolio III, LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO I LLC	(Delaware)	(2.53%)[8]
MCF CLO III LLC	(Delaware)	(2.33%)[8]
MCF CLO II LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[8]	(0 voting ownership)
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[8]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%) (MCF is the manager)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)[8]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia, Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)[8]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 0.00%; NYLIAC: 99.98%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIAC: 0%; NYLIC: 0%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 16.91%; MacKay: 1.51%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Portfolio	(Ireland)	(NYLIC: 93.01%; MacKay 6.98%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(14.36%)[3]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Cornerstone US Equity Market Neutral Fund, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezzanine Blocker Holdco A, LP	(Delaware)	(“GPPMBHA”)
GPP Mezzanine Blocker Holdco Preferred A, LP	(Delaware)
GPP Mezzanine Blocker A, LP	(Delaware)	(GPPMBHA: 7.5%; GPPIVLP: 92.5%)
GPP Mezzanine Blocker Holdco B, LP	(Delaware)	(“GPPMBHB”)
GPP Mezzanine Blocker B, LP	(Delaware)	(“GPPMBHB: 4.4%; GPPIVLP: 95.6%)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
C.B. Fleet TopCo. LLC	(Delaware)	(17%**collectively)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)[4]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)[5]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
Evolvence Asset Management, Ltd.		(Goldpoint: 24.5%)
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
Financial Development LLC	(Delaware)	(“FD LLC”) (74.37%; IQ Holdings: 25.63%)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg)	(“NYLIMGH”)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(“CANLUX”) (NYLIMGH: 96%; 1 share held by CANLUXS)
Candriam Luxembourg Italy Branch
Candriam Luxembourg UK Establishment
Candriam Luxembourg Germany Branch
Candriam Luxembourg US Branch
Candriam Luxembourg Spain Branch
Candriam Luxembourg Netherlands Branch
Candriam Luxembourg MENA Branch (Dubai, UAE)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; NYLIMGH: 0.01%)
Candriam France	(France)	(“CANFR”)
Candriam Monétaire		(CANBEL: 16.4%; CANFR: 5.48%)
Candriam Switzerland LLC	(Switzerland)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 36.14%; CANBEL: 32.23%) (“BILPAC”)
Cordius CIG	(Lux)	(CANLUX: 68.04%; CANBEL: 15.98%; CANFR: 15.98%)
Candriam Bonds Convertible Opportunities	(Lux)	(CANLUX: 29.54%)
Candriam Alternative Return Equity Market Neutral	(Lux)	(21.39%)
Ausbil Investment Management Limited	(Australia)	(78.35%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(65.85%)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[6]
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout Fund V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF Carry, LLC	(Delaware)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager)[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Canyon Commons CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF Henderson NV LLC	(Delaware)
MCPF-SP Henderson LLC	(Delaware)	(90%)
MADISON-SP Henderson LLC	(Delaware)	(90%)
MADISON-IND VISTA LOGISTICS OR LLC	(Delaware)
MADISON-SPECHT VISTA LOGISTICS LLC	(Delaware)	(95%)
MADISON-MF MCCADDEN CA LLC	(Delaware)
NYLM Alternatives LLC	(Delaware)
CVP Holdings, LLC	(Delaware)
CVP CLO Manager, LLC	(Delaware)
Credit Value Partners, LLC	(Delaware)
CHIPC Evergreen General, LLC	(Delaware)
CHIPC Evergreen Intermediate Fund, LP	(Cayman Islands)
CVP High Income Private Credit Master Fund, LP	(Cayman Islands)
CVP High Income Private Credit Evergreen Fund (Cayman), LP	(Cayman Islands)
CVP High Income Private Credit Evergreen Fund, LP	(Delaware)
CVP Loan Servicing LLC	(Delaware)
CHIPC PE General, LLC	(Delaware)
CHIPC PE Intermediate Fund, LP	(Cayman Islands)
CVP High Income Private Equity PE Fund (Cayman), LP	(Cayman Islands)
CVP High Income Private Credit PE Fund, LP	(Delaware)
CVP Distressed Fund, LLC	(Delaware)
CVF IV General, LLC	(Delaware)
Credit Value Fund IV, LP	(Delaware)
Credit Value Fund (Cayman) IV, LP	(Cayman Islands)
Credit Value Intermediate Fund IV, LP	(Cayman Islands)
Credit Value Master Fund IV-A, LP	(Cayman Islands)
Credit Value Master Fund IV-B, LP	(Cayman Islands)
CVP SPV LLC	(Delaware)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[7]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Delaware)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Delaware)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL Investors 100% Equity)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)
NJIND Hook Road LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(95%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
REEP-RTL CTC NY LLC	(Delaware)
REEP-OFC 5005 LBJ Freeway TX LLC	(Delaware)	(97%)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-MF SPENCER NV LLC	(Delaware)
REEP-HZ SPENCER JV LLC	(Delaware)	(92.7%)
REEP-HZ SPENCER LLC	(Delaware)	(92.7%)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC	(Delaware)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-MF Chandler AZ LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[8]
New York Life Global Funding	(Delaware)[8]
NYL Equipment Issuance Trust	(Delaware)[9]
NYL Equipment Issuance Trust 2014-2	(Delaware)[9]
Government Energy Savings Trust 2003-A (GEST)	(New York)[9]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[9]
NYLARC Holding Company Inc.	(Arizona)[8]
New York Life Agents Reinsurance Company	(Arizona)[8]

(+)

By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

(*)

Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(†)

New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

1	NYL Cayman Holdings Ltd. owns 15.62%.
2	NYL Worldwide Capital Investment LLC owns 0.002%.
3	NYLIC owns 13.64%, NYLIAC owns 0.00%, and MacKay owns 0.72% for a total ownership of 14.36%.
4	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6	Private Advisors Hedged Equity Fund (QP), L.P. owns 33.61% and PA Hedged Equity Fund, L.P. owns 66.39% of the Master Fund.
7	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
8	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
9	Control is through financial interest, not ownership of voting interests.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of January 31, 2017, there were approximately 48,079 owners of Qualified Policies and approximately 4,662 owners of Non-Qualified Policies offered under this Registration Statement.

ITEM 28.    INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (6)(b)(3) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

Mainstay Funds Trust

The MainStay Funds

MainStay VP Funds Trust

(b) Directors and Officers.

The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.

Names of Directors and Officers	Positions and Offices with Underwriter
Stephen P. Fisher	Chairman of the Board and Chief Executive Officer
Robert M. Gardner	Manager
Frank Harte	Manager, Senior Vice President & Chief Financial Officer
John W. Akkerman	Senior Managing Director, MacKay Shields Institutional Sales
Christopher O. Blunt	Senior Managing Director & President, Investment Group
Robert J. Hebron	Senior Managing Director, Advanced Markets Network
Dylan W. Huang	Senior Managing Director, Individual Annuities
Yie-Hsin Hung	Senior Vice President Investment Management
Barbara J. McInerney	Senior Managing Director, Compliance
Robert M. Barrack	Managing Director, GoldPoint Partners Institutional Sales
James J. Cristallo	Managing Director, Advanced Markets Network
David Fogel	Managing Director, Index IQ
Mark A. Gomez	Managing Director and General Counsel
John J. O’Gara	Managing Director, US Life and Agency Product Consulting
Amanda S. Parness	Managing Director, GoldPoint Partners Institutional Sales
Christopher R. Stringer	Managing Director
Robin M. Wagner	Managing Director and Chief Compliance Officer
Brian D. Wickwire	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Karen A. Bain	Vice President - Tax
Marta Hansen	Director, Financial Operations Principal and Treasurer
Rafaela M. Herrera	Director, Compliance and Sales Material Review
Linda M. Howard	Director, Compliance, Anti-Money Laundering Officer, and Office of Foreign Assets Control Officer
George S. Shively	Secretary
Colleen A. Meade	Assistant Secretary
Elizabeth A. Sharrier	Assistant Secretary

(c) Commissions and Other Compensation

Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation

NYLIFE Distributors Inc.	-0-	-0-	-0-	-0-

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31.    MANAGEMENT SERVICES - Not applicable.

ITEM 32.    UNDERTAKINGS - Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the annuities described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf in New York, New York on April 12, 2017.

NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT – III (Registrant)

By:	/s/ Matthew Williams
Name: Matthew Williams Title: Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Matthew Williams
Name: Matthew Williams Title: Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Christopher Ashe *	Director

David G. Bedard*	Director

Christopher O. Blunt*	Director

John T. Fleurant*	Director and (Chief Financial Officer)

Robert M. Gardner*	Director and (Principal Accounting Officer)

Matthew M. Grove*	Director

Frank Harte*	Director

Thomas A. Hendry*	Director

Dylan W. Huang*	Director

John Y. Kim*	Director and President

Mark J. Madgett*	Director

Theodore A. Mathas*	Chairman and (Principal Executive Officer)

Amy Miller*	Director

Arthur H. Seter*	Director

Joel M. Steinberg*	Director

Matthew D. Wion*	Director

By:	/s/ Matthew Williams
Matthew Williams Attorney-in-Fact April 12, 2017

*	Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

INDEX NUMBER	DESCRIPTION

9	Opinion and consent of Thomas F. English Esq.

10(a)	Consent of PricewaterhouseCoopers LLP.

(10)(b)	Powers of Attorney.